AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 8, 2010

REGISTRATION NO. 333-

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☐  Post-Effective Amendment No.

SEI ASSET ALLOCATION TRUST

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices) (Zip code)

610-676-1000

(Registrant’s Telephone Number, including Area Code)

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esq.

Morgan Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

It is proposed that this filing will become effective on November 7, 2010 pursuant to Rule 488.

SEI ASSET ALLOCATION TRUST

One Freedom Valley Drive

Oaks, PA 19456

[November 30, 2010]

Dear Shareholder:

Enclosed are a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement and a proxy card for a special meeting of shareholders (the “Meeting”) of the Diversified Conservative Income Fund (the “Acquired Fund”), a series of SEI Asset Allocation Trust (the “Trust”).  The Board of Trustees of the Trust (the “Trust”), after careful consideration, has approved the reorganization of the Acquired Fund into the Conservative Strategy Fund, another series of the Trust that has similar investment objectives and strategies (the “Surviving Fund”).  The Meeting is scheduled for February 14, 2011 at 3:00 p.m. Eastern Time.  If you were a shareholder of record of the Acquired Fund as of the close of business on November 16, 2010, you are entitled to vote at the Meeting, and any adjournment of the Meeting.

The attached Prospectus/Proxy Statement is designed to give you information relating to the proposal upon which you will be asked to vote.  The Board of Trustees of the Trust, including the independent trustees, is recommending that you approve the reorganization.  We believe that this combination will benefit shareholders as follows:

•      It will avoid the possibility of subjecting shareholders of the Acquired Fund to liquidation proceedings for the Acquired Fund due to a decline in asset levels;

•      The Reorganization will provide shareholders of the Acquired Fund the opportunity to own shares of the Surviving Fund.  In contrast to the Acquired Fund, which is based on a static asset allocation model, the Surviving Fund incorporates an active asset allocation strategy that is always reflective of the investment adviser’s current investment ideas;

•      The Acquired Fund and the Surviving Fund pursue similar investment objectives and possess similar investment strategies and are managed by the same investment adviser, providing for continuity of investment management; and

•      The Reorganization is intended to be tax-free to the Acquired Fund and the Surviving Fund and to shareholders and will be accomplished in such a manner as to not dilute your investment.

Assuming approval of the reorganization, following the close of business on March 25, 2011, the Acquired Fund will be reorganized into the Surviving Fund such that each shareholder of the Acquired Fund will receive an amount of shares of the Surviving Fund equal in value to the shares of the Acquired Fund owned by such shareholder at the time of the closing of the reorganization.  We encourage you to support the Trustees’ recommendation to approve the proposal.  Before you vote, however, please read the full text of the Prospectus/Proxy Statement.

WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, WE NEED YOUR VOTE.  YOUR PROXY CARD SHOWS THE PROPOSAL ON WHICH YOU ARE BEING ASKED TO VOTE.  PLEASE REFER TO THE PROXY CARD ATTACHED TO THE ACCOMPANYING PROSPECTUS/PROXY STATEMENT FOR DETAILS ON HOW TO VOTE BY TELEPHONE OR BY

LOGGING ON TO THE INTERNET.  IF YOU ARE UNABLE TO VOTE BY TELEPHONE OR ON THE INTERNET, YOU MAY ALSO MARK, SIGN, AND DATE THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

YOUR VOTE IS IMPORTANT TO US.  PLEASE TAKE A FEW MINUTES TO REVIEW THE ACCOMPANYING PROSPECTUS/PROXY STATEMENT AND VOTE YOUR SHARES TODAY.

Thank you for your attention and consideration of this important proposal and for your investment in the Acquired Fund.  If you need additional information, please call shareholder services at 1-800-DIAL-SEI.

Sincerely,

Robert A. Nesher

President and Chief Executive Officer

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This section summarizes the primary features and consequences of the reorganization of the Diversified Conservative Income Fund (the “Acquired Fund”) into the Conservative Strategy Fund (the “Surviving Fund”) (the “Reorganization”).  To fully understand the Reorganization, you should read the accompanying Prospectus/Proxy Statement and Appendix A to the Prospectus/Proxy Statement.  This summary is qualified in its entirety by reference to the additional information contained elsewhere in the accompanying Prospectus/Proxy Statement, the Prospectuses and Statement of Additional Information relating to the Acquired Fund and the Surviving Fund and the form of the Agreement and Plan of Reorganization (the “Plan”), which is attached to the accompanying Prospectus/Proxy Statement as Appendix A.

Summary Questions and Answers

Q.            Why am I receiving the Prospectus/Proxy Statement?

A.            As more fully explained in the Prospectus/Proxy Statement, the Board of Trustees (the “Board”) of the Acquired Fund is seeking approval of the Reorganization of the Acquired Fund into the Surviving Fund.  The Board is soliciting your proxy to vote at the Acquired Fund’s Special Meeting of Shareholders and at any adjournments or postponements of the Special Meeting.  As a shareholder of the Acquired Fund you are being asked to approve the Reorganization.

Q.            Why is the Reorganization being proposed?

A.            The Acquired Fund was originally developed in 1996 and was designed to adhere to a strategic asset allocation.  As such, the Acquired Fund’s asset allocation has intentionally remained stable since its inception (except for periodic rebalancing).  The Surviving Fund was created in 2003 and was designed to implement a more active asset allocation strategy that is driven by SEI’s analysis of expected risk versus return.  Since the launch of the Surviving Fund, the Acquired Fund has experienced a significant decline in assets.  This evidences the preference of investors for the active asset allocation strategy of the Surviving Fund over the more strategic asset allocation approach of the Acquired Fund.  SEI Investments Management Corporation (“SIMC”), the adviser to the Acquired Fund and the Surviving Fund, expects this trend to continue, and, in the absence of the Reorganization, anticipates that it will need to seek Board approval to liquidate the Acquired Fund in the near future.

SIMC believes that the Reorganization is a better alternative for Acquired Fund shareholders than a liquidation. The Reorganization will provide shareholders of the Acquired Fund the opportunity to own shares of the Surviving Fund through what is intended to be a tax-free transaction, the completion of which requires no further action on the part of shareholders once the Reorganization is approved.  In contrast to the Acquired Fund, the Surviving Fund’s active asset allocation strategy evolves over time and is always reflective of SIMC’s current investment ideas.  The Surviving Fund was specifically developed to attempt to control for risk associated with broad market exposure through asset class diversification.  As a result, the Surviving Fund incorporates more asset classes than the Acquired Fund, as set forth in the “Additional Information About the Surviving Fund and the Acquired Fund” section of the Prospectus/Proxy Statement.  SIMC believes that these additional asset classes result in a superior balance between expected risk and return.

Q.            How will the Reorganization affect my account?

A.            If the Reorganization is approved by shareholders of the Acquired Fund, all of the Class A Shares, Class D Shares and Class I Shares of the Acquired Fund will be reorganized into Class A Shares, Class D Shares and Class I Shares of the Surviving Fund, respectively.  Your Acquired Fund shares are expected to be exchanged for an equivalent dollar amount of Surviving Fund shares. Your account registration and account options will remain the same unless you change them.

Q.            How does the performance of the Surviving Fund compare to the performance of the Acquired Fund?

A.            The tables below set forth a comparison of the Funds’ performance.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Fund and, as such, do not have a performance history.  Please see the “Additional Information About the Surviving Fund and the Acquired Fund” section of the enclosed Prospectus/Proxy Statement for a complete discussion of the performance of the Surviving Fund and the Acquired Fund.

Conservative Strategy Fund (Surviving Fund)	1 Year	5 Years	Since Inception*
Class A Shares Return Before Taxes	13.79%	0.97%	2.45%
Class A Shares Return After Taxes on Distributions	12.67%	-0.40%	1.17%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	8.94%	0.09%	1.40%
Class I Shares Return Before Taxes	13.45%	0.81%	2.50%

*              Class A Shares and Class I Shares returns are shown since their inception on November 17, 2003.

Diversified Conservative Income Fund (Acquired Fund)	1 Year	5 Years	10 Years	Since Inception*
Class A Shares Return Before Taxes	13.86%	2.04%	3.16%	4.98%
Class A Shares Return After Taxes on Distributions	12.69%	0.66%	1.68%	3.21%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	9.00%	1.02%	1.88%	3.27%
Class D Shares Return Before Taxes	12.75%	1.03%	2.13%	3.96%
Class I Shares Return Before Taxes	13.50%	1.79%	2.96%	4.83%

*              Class A Shares returns are shown since their inception on June 13, 1996.  Class D Shares returns are shown since their inception on June 21, 1996.  Class I Shares returns are shown since their inception on June 28, 2002; therefore, performance for the periods prior to June 28, 2002 is calculated using the performance of the Fund’s Class A Shares (adjusted for the higher expenses of the Class I Shares).

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. Each Fund’s investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information, please call 1-800-DIAL SEI.

You should consider carefully the information contained in the enclosed Prospectus/Proxy Statement, including the discussion of the Funds’ investment objectives, risks, charges and expenses.  Please read the enclosed Prospectus/Proxy Statement carefully before voting.

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Q.            How do the fees of the Surviving Fund compare to the fees of the Acquired Fund?

A.            The table below sets forth a comparison of the Funds’ fees and expenses and voluntary fee waivers for the most recent fiscal year.  Although they have no current intention to do so, SIMC and its affiliates may discontinue all or part of the voluntary fee waivers identified below at any time.  Please see the “Synopsis” and “Additional Information About the Surviving Fund and the Acquired Fund” sections of the enclosed Prospectus/Proxy Statement for a complete discussion of the fees and expenses and voluntary waivers of the Surviving Fund and the Acquired Fund.

Annual Fund Operating Expenses (expenses that	Diversified Conservative Income Fund (Acquired Fund)			Conservative Strategy Fund (Surviving Fund)
you pay each year as a percentage of the value of your investment)	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares#	Class I Shares
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	None	0.75%	None	None	0.75%	None
Other Expenses	0.25%	0.50%	0.50%	0.25%	0.50%	0.50%
Acquired Fund Fees and Expenses (AFFE)*	0.67%	0.67%	0.67%	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses	1.02%	2.02%	1.27%	0.92%	1.92%	1.17%
Total Annual Fund Operating Expenses (after voluntary fee waivers)	0.79%	1.79%	1.04%	0.67%	1.67%	0.92%
Total Annual Fund Operating Expenses (after voluntary fee waivers, excluding AFFE)*	0.12%	1.12%	0.37%	0.10%	1.10%	0.35%

*              AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by a Fund through its investments in underlying funds during the most recent fiscal year. Actual AFFE indirectly borne by a Fund will vary with changes in the allocation of the Fund’s assets among the underlying funds and with other events that directly affect the operating expenses of the underlying funds.

#              Fees and expenses for the current fiscal year.

Q.            Will there be any federal income tax consequences as a result of the Reorganization?

A.            The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming the Reorganization qualifies for such treatment, shareholders will not recognize taxable gain or loss as a result of the Reorganization for federal income tax purposes. As a condition to the closing of the Reorganization, the Acquired Fund and the Surviving Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Such opinion will be subject to receipt of and based on certain representations from the Funds.  Opinions of legal counsel are not binding on the Internal Revenue Service or the courts. You should separately consider any state, local and other tax consequences in consultation with your tax advisor.

Q.            What happens if the Reorganization is not approved by shareholders?

A.            If the Reorganization is not approved by shareholders of the Acquired Fund, then the Acquired Fund will remain in existence, and the Board will consider what, if any, additional steps to take, including consideration of the possibility of liquidating the Acquired Fund.  Moreover, the

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shareholders of the Acquired Fund will not benefit from an intended tax-free Reorganization into the Surviving Fund.

Q.            How does the Board of Trustees recommend that I vote on the proposal?

A.            The Board recommends that shareholders of the Acquired Fund vote “FOR” the proposed Reorganization. The factors considered by the Board in approving the Reorganization and recommending that you approve the proposal are discussed in more detail in the Prospectus/Proxy Statement.

Q.            How do I vote my shares?

A.            You may vote your shares by any of the following methods:

•      Telephone: Call the telephone number provided on the proxy card attached to the enclosed Prospectus/Proxy Statement;

•      Internet: Log on to the Internet as directed on the proxy card attached to the enclosed Prospectus/Proxy;

•      Regular Mail:  If you are unable to vote by telephone or on the Internet, you can fill out the proxy card attached to the enclosed Prospectus/Proxy Statement and return it to us as directed on the proxy card; or

•      Shareholder Meeting:  You may attend the shareholder meeting on February 14, 2011 and vote in person.

We would prefer that you vote by telephone or on the Internet, if possible, because that enables a quicker processing of proxy votes and reduces costs.  Please refer to the proxy card attached to the enclosed Prospectus/Proxy Statement for further instructions on how to vote.  Should you require additional information regarding the Reorganization or replacement of proxy cards, please call 1-800-DIAL-SEI. Whichever method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

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SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund

One Freedom Valley Drive

Oaks, PA 19456

NOTICE OF

SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON FEBRUARY 14, 2011

To the Shareholders:

This is to notify you that a Meeting of Shareholders of the Diversified Conservative Income Fund (the “Acquired Fund”), a series of SEI Asset Allocation Trust (the “Trust”), will be held at the offices of SEI Investments Management Corporation (“SIMC”), the investment adviser to the Acquired Fund, One Freedom Valley Drive, Oaks, Pennsylvania 19456 at 3:00 p.m., Eastern Time, on February 14, 2011 for the following purpose:

1.             To approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund would transfer all of its assets and liabilities to the Conservative Strategy Fund in exchange for shares of the Conservative Strategy Fund and the distribution of such shares to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund, as described in the attached Prospectus/Proxy Statement.

2.             To transact such other business as may properly come before the Meeting.

The Proposal is discussed in the attached Prospectus/Proxy Statement. The Board of Trustees of the Trust recommends that shareholders of the Acquired Fund vote FOR the Proposal.

Shareholders of record at the close of business on November 16, 2010 are entitled to notice of, and to vote at, the Meeting or any adjournments thereof.  You are invited to attend the Meeting, but if you do not wish to do so, please vote by telephone, or by logging on to the Internet to vote electronically.  Please refer to the proxy card attached to the attached Prospectus/Proxy Statement for details.  If you are unable to vote by telephone, or on the Internet, you may also complete and sign the enclosed proxy card and return it in the accompanying envelope.  Your vote is important no matter how many shares you own.  You can vote easily and quickly by telephone, Internet, mail or in person at the Meeting.  Please vote as promptly as possible.

By Order of the Board of Trustees

Timothy D. Barto

Vice President and Secretary

Voting is important to ensure a quorum at the Meeting.  Please call 1-800-DIAL-SEI for more information or if you have any questions about attending the Meeting in person.  Proxies may be revoked at any time before they are exercised by submitting to the Secretary of the Trust at the address above a written notice of revocation, submitting a subsequently executed proxy card or by attending the Meeting and voting in person.  Attendance at the Meeting will not by itself serve to revoke a proxy.

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SEI ASSET ALLOCATION TRUST

One Freedom Valley Drive

Oaks, PA 19456

1-800-DIAL-SEI

PROSPECTUS/PROXY STATEMENT

November [7], 2010

Acquisition of the Assets and Liabilities of:

DIVERSIFIED CONSERVATIVE INCOME FUND

a series of SEI Asset Allocation Trust

By and in Exchange for Shares of:

CONSERVATIVE STRATEGY FUND

a series of SEI Asset Allocation Trust

This Prospectus/Proxy Statement is being furnished to shareholders of the Diversified Conservative Income Fund (the “Acquired Fund”), a series of SEI Asset Allocation Trust (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of the Trust (the “Board”). Under the Plan, shareholders of Class A Shares, Class D Shares and Class I Shares of the Acquired Fund will receive shares of Class A Shares, Class D Shares and Class I Shares of the Conservative Strategy Fund (the “Surviving Fund”), a series of the Trust, equal in aggregate value to the aggregate value of the assets transferred by the Acquired Fund to the Surviving Fund less the liabilities of the Acquired Fund that are assumed by the Surviving Fund, as of the closing date of the reorganization (the “Reorganization”). After the Reorganization is complete, the Acquired Fund will be terminated.  The Reorganization is expected to be completed after market close on or about March 25, 2011, such that shareholders of the Acquired Fund will become shareholders of the Surviving Fund on or about March 28, 2011.

The Board believes that the Reorganization is in the best interest of the Acquired Fund and its shareholders and that the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.  For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Acquired Fund and its shareholders.  Notwithstanding the fact that the Acquired Fund has three classes of shares outstanding, all shareholders of the Acquired Fund will vote together on the Proposal as a single class.

The Acquired Fund and the Surviving Fund are each a series of the Trust, which is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust currently consists of 19 separate series, including the Acquired Fund and the Surviving Fund.  SEI Investments Management Corporation (the “Adviser” or “SIMC”) serves as the investment adviser to the Acquired Fund and the Surviving Fund.  The Acquired Fund and the Surviving Fund seek to achieve their investment objectives by investing in a combination of SEI Funds (the “Underlying SEI Funds”) in accordance with each Fund’s target asset allocation.  Because the Funds invest in other mutual funds, each Fund is considered a “fund of funds.” Unless the context

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requires otherwise, the Acquired Fund and the Surviving Fund are referred to herein collectively as the “Funds” (or individually as a “Fund”).

This Prospectus/Proxy Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Fund and the Surviving Fund and the Reorganization.  This Prospectus/Proxy Statement and the enclosures are being mailed to shareholders on or about November [30], 2010.

A Statement of Additional Information dated November [7], 2010, relating to this Prospectus/Proxy Statement and the Reorganization has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.  In addition, the following documents have been filed with the SEC and are incorporated herein by reference:

•                  The Class A Shares Prospectus for the Acquired Fund dated July 31, 2010, as supplemented August 13, 2010;

•                  The Class D Shares Prospectus for the Acquired Fund dated July 31, 2010, as supplemented August 13, 2010;

•                  The Class I Shares Prospectus for the Acquired Fund dated July 31, 2010, as supplemented August 13, 2010;

•                  The Class A Shares Prospectus for the Surviving Fund dated July 31, 2010;

•                  The Class D Shares Prospectus for the Surviving Fund dated [INSERT]; and

•                  The Class I Shares Prospectus for the Surviving Fund dated July 31, 2010.

Documents incorporated by reference into this Prospectus/Proxy Statement are legally considered part of this Prospectus/Proxy Statement.

In addition, the Class A Shares Prospectus and Class I Shares Prospectus for the Surviving Fund, each dated July 31, 2010, and the Class D Shares Prospectus for the Surviving Fund, dated [INSERT], accompany this Prospectus/Proxy Statement.  Additional information relating to the Acquired Fund and Surviving Fund is contained in the Statement of Additional Information for the Acquired Fund and the Class A Shares and Class I Shares of the Surviving Fund dated July 31, 2010, as supplemented August 13, 2010, in the Statement of Additional Information for the Class D Shares of the Surviving Fund dated [November     , 2010], and in each Fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2010.  The Statements of Additional Information and the Annual Reports have been filed with the SEC.

For a free copy of any of the documents described above, you may call 1-800-DIAL-SEI, or you may write to the Funds at the address listed on the cover of this Prospectus/Proxy Statement.  In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov.  You may review and copy documents at the SEC Public Reference Room in Washington, DC or the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604 and the SEC’s New York Regional Office located at 3 World Financial Center, Suite 400, New York, NY 10281-1022 (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520.  You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION

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(“FDIC”) OR ANY OTHER GOVERNMENT AGENCY.  AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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SYNOPSIS

The Proposed Reorganization

Reasons for the Reorganization

Comparison of Investment Objectives and Strategies of the Acquired Fund and Surviving Fund

Comparison of Fundamental Investment Policies

Fees and Expenses

Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing

PRINCIPAL RISK FACTORS

INFORMATION ABOUT THE REORGANIZATION

Material Features of the Plan

Description of Reorganization Shares

Board Considerations for Approving the Reorganization

Federal Income Tax Consequences

Shareholder Rights, Description of the Securities to be Issued

Capitalization

ADDITIONAL INFORMATION ABOUT THE SURVIVING FUND AND THE ACQUIRED FUND

Performance History

Comparison of the Investment Objectives and Principal Investment Strategies of the Funds

Management of the Funds

More Information About Fees and Expenses of the Funds

Other Service Providers

Shareholder Information

Distribution Arrangements

FINANCIAL HIGHLIGHTS

VOTING INFORMATION

Record Date

Proxy Solicitation

Proxy Solicitation Costs

Quorum and Required Vote for the Proposal

Other Voting Information

Control Persons and Principal Holders of Securities

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Shares Outstanding

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

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I.  SYNOPSIS

The following Synopsis provides a brief overview of the key points the Acquired Fund believes is typically of concern to shareholders considering a proposed transaction such as the Reorganization.  For further information and details about the proposed Reorganization, please see the entirety of the Prospectus/Proxy Statement that follows this Synopsis.

A.            The Proposed Reorganization.

The Reorganization involves the transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund.  Currently, the Acquired Fund offers three separate share classes:  Class A Shares, Class D Shares and Class I Shares.  The Surviving Fund offers three separate share classes:  Class A Shares, Class D Shares and Class I Shares.  Accordingly, shareholders of the Class A Shares, Class D Shares and Class I Shares of the Acquired Fund will receive Class A Shares, Class D Shares and Class I Shares of the Surviving Fund, respectively, in connection with the Reorganization.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Fund.

This transfer of assets and liabilities is expected to take place after market close on or about March 25, 2011.  The transfer of assets by the Acquired Fund will occur at their then-current market value as determined in accordance with the Acquired Fund’s valuation procedures, and shares of the Surviving Fund to be issued to the Acquired Fund will be valued at their then-current net asset value as determined in accordance with the Surviving Fund’s valuation procedures.  Class A Shares, Class D Shares and Class I Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund at the Effective Time (as defined below) in exchange for their Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.  After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund.  Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the Investment Company Act of 1940 (the “1940 Act”) will be terminated.

The Reorganization is intended to be tax-free for federal income tax purposes.  This means that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes.  This also means that it is intended that the Reorganization will be tax-free for the Surviving Fund.

With respect to the Acquired Fund, the Reorganization will not occur unless approved by holders of a majority of the outstanding voting securities of the Acquired Fund, as such term is defined in the 1940 Act and as described further below.  Notwithstanding the fact that the Acquired Fund has three classes of shares outstanding, all shareholders of the Acquired Fund will vote together on the Proposal as a single class.  The implementation of the Reorganization is subject to a number of conditions set forth in the Agreement and Plan of Reorganization (the “Plan”).  Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below.  For more information about the Reorganization, see “Information About the Reorganization” below.

The Acquired Fund will bear the costs and pay the expenses related to the preparation and assembly of this Prospectus/Proxy Statement and all mailing and other expenses associated with the proxy solicitation process and the Reorganization, which are expected to be approximately $28,000.  The payment of such fees and expenses will be considered an extraordinary fund expense and, therefore,

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will not be subject to any voluntary expense limitation or reimbursement agreement in effect for the Acquired Fund and its share classes.

B.  Reasons for the Reorganization

The Acquired Fund was originally developed in 1996 and was designed to adhere to a strategic asset allocation.  As such, the Acquired Fund’s asset allocation has intentionally remained stable since its inception (except for periodic rebalancing).  The Surviving Fund was created in 2003 and was designed to implement a more active asset allocation strategy that is driven by SEI’s analysis of expected risk versus return.  Since the launch of the Surviving Fund, the Acquired Fund has experienced a significant decline in assets.  This evidences the preference of investors for the active asset allocation strategy of the Surviving Fund over the more strategic asset allocation approach of the Acquired Fund.  SEI Investments Management Corporation (“SIMC”), the adviser to the Acquired Fund and the Surviving Fund, expects this trend to continue, and, in the absence of the Reorganization, anticipates that it will need to seek Board approval to liquidate the Acquired Fund in the near future.

SIMC believes that the Reorganization is a better alternative for Acquired Fund shareholders than a liquidation. The Reorganization will provide shareholders of the Acquired Fund the opportunity to own shares of the Surviving Fund through what is intended to be a tax-free transaction, the completion of which requires no further action on the part of shareholders once the Reorganization is approved.  In contrast to the Acquired Fund, the Surviving Fund’s active asset allocation strategy evolves over time and is always reflective of SIMC’s current investment ideas.  The Surviving Fund was specifically developed to attempt to control for risk associated with broad market exposure through asset class diversification.  As a result, the Surviving Fund incorporates more asset classes than the Acquired Fund, as set forth in the “Additional Information About the Surviving Fund and the Acquired Fund” section of the Prospectus/Proxy Statement.  SIMC believes that these additional asset classes result in a superior balance between expected risk and return.

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
“FOR” THE PROPOSED REORGANIZATION

C.  Comparison of the Investment Objectives and Strategies of the Acquired Fund and Surviving Fund.

As shown below, the Acquired Fund and Surviving Fund have similar investment objectives.  These investment objectives are fundamental, which means that they may not be changed by the Funds’ Board of Trustees without shareholder approval.

	Surviving Fund	Acquired Fund
	Conservative Strategy Fund	Diversified Conservative Income

Investment Objective	Manage risk of loss while providing the opportunity for modest capital appreciation.	Current income and an opportunity for capital appreciation through limited participation in the domestic equity markets.

As shown below, the Acquired Fund and Surviving Fund pursue similar principal investment strategies.  Each Fund invests in Underlying SEI Funds and, in turn, the Underlying SEI Funds invest in securities in specific asset classes.

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Conservative Strategy Fund
(Surviving Fund)

Principal Investment Strategy	Asset Allocation

Through the Underlying SEI Funds, the Fund invests primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies.

Fund assets are allocated among the Underlying SEI Funds within the following percentage ranges:

U.S. Equity: 0%-40%
International Equity: 0%-20%
Real Estate: 0%-25%
Investment Grade Bonds and Money Market: 35%-100%
Non-Investment Grade Bond: 0%-35%

Diversified Conservative Income Fund
(Acquired Fund)

Principal Investment Strategy	Asset Allocation

At least 50% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, in an attempt to provide current income. Under normal conditions, this portion of the Fund’s assets is allocated to Underlying SEI Funds that invest primarily in U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in Underlying SEI Funds that, in turn, invest in below investment grade bonds (junk bonds) and non-dollar securities. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. common stocks.  The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money market investments.

Fund assets are allocated among the Underlying SEI Funds within the following percentage ranges: Equity: 10%-50% Fixed Income: 50%-65% Money Market: 0%-30%

For further information about the Funds’ investment objectives and strategies, see “Comparison of the Funds—Investment Objectives and Strategies” sub-section of the “Additional Information About the Surviving Fund and the Acquired Fund” section of this Prospectus/Proxy Statement.

D.            Comparison of Fundamental Investment Policies.

The Acquired Fund and the Surviving Fund have adopted certain fundamental investment policies.  Fundamental investment policies cannot be changed as to a Fund without the consent of the holders of a majority of the outstanding voting securities of the Fund, as such term is defined in the 1940 Act; other investment policies can be changed without such consent of shareholders of the Fund.  Each Fund’s investment objective (as set forth above) is a fundamental investment policy of the Fund.  Except to the extent there are differences between the Acquired Fund’s investment objective and the Surviving

3

Fund’s investment objective, there are no material differences among the Funds’ fundamental investment policies.

E.             Fees and Expenses.

Each of the Acquired Fund and the Surviving Fund incur certain costs as part of doing business.  These costs include “Management Fees” (which are paid to the Funds’ adviser for making investment decisions and continuously reviewing, supervising and administering the Funds’ investment programs), “Distribution Fees” (which are paid to the Funds’ distributor, by Class D Shares only, for the sale and distribution of shares), and “Other Expenses” (which include various other costs of doing business, such as administration fees paid to the Funds’ administrator for regulatory reporting, office space, equipment, personnel and facilities and certain other fees).  As you can see in the chart below, the Acquired Fund and the Surviving Fund currently have and after the Reorganization will have identical Management and Distribution fees and currently have and after the Reorganization will have lower total annual fund operating expenses.

SIMC and its affiliates have also voluntarily agreed to waive portions of the management, distribution and administration fees for each Fund so that total annual fund operating expenses (excluding AFFE) do not exceed certain levels. AFFE are not waived because they are viewed as a cost of investing in the Underlying SEI Funds.  As a result of these voluntary fee waivers the total annual fund operating expenses for the most recent fiscal year (excluding AFFE) for Class A and I Shares of the Surviving Fund were lower by 0.02% than those for Class A and I Shares of the Acquired Fund.  SIMC and its affiliates currently intend to voluntarily waive fees and reimburse expenses of the Class D Shares of the Surviving Fund so that its total annual fund operating expenses (excluding AFFE) will be lower than that of Class D Shares of the Acquired Fund.  Although they have no current intention to do so, SIMC and its affiliates may discontinue all or part of these waivers at any time.

The following tables set forth: (i) the fees and expenses of the Class A Shares, Class D Shares and Class I Shares of the Diversified Conservative Income Fund as of March 31, 2010; (ii) the fees and expenses of the Class A Shares and Class I Shares of the Conservative Strategy Fund as of March 31, 2010; (iii) the fees and expenses of the Class D Shares of the Conservative Strategy Fund for the current fiscal year; and (iv) the estimated fees and expenses of the Class A Shares, Class D Shares and Class I Shares of the Conservative Strategy Fund, on a pro forma basis after giving effect to the Reorganization, based on pro-forma combined assets as of March 31, 2010.

Please see the “More Information About Fees and Expenses of the Funds” sub-section of the “Additional

4

Information About the Surviving Fund and the Acquired Fund” section of this Prospectus/Proxy Statement for the Funds’ actual total annual fund operating expenses for the most recent fiscal year.

Fee Tables and Expense Example for the Diversified Conservative Income Fund Reorganization

Annual Fund Operating Expenses(expenses that you pay each year as a	Diversified Conservative Income Fund (Acquired Fund)			Conservative Strategy Fund (Surviving Fund)			Pro-Forma Combined Conservative Strategy Fund
percentage of the value of your investment)	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares#	Class I Shares	Class A Shares	Class D Shares	Class I Shares
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	None	0.75%	None	None	0.75%	None	None	0.75%	None
Other Expenses	0.25%	0.50%	0.50%	0.25%	0.50%	0.50%	0.26%	0.51%	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.67%	0.67%	0.67%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses	1.02%†	2.02%†	1.27%†	0.92%†	1.92%†	1.17%†	0.93%	1.93%	1.18%

†                                          Because the Funds incurred AFFE during the most recent fiscal year, the operating expenses in these fee tables will not correlate to the expense ratio in the Funds’ financial statements because the financial statements include only the direct operating expenses incurred by the Funds, not the indirect costs of investing in Underlying SEI Funds.

#                                         Fees and expenses for the current fiscal year.

This Expense Example is intended to help you compare the cost of investing in the Diversified Conservative Income Fund with the cost of investing in the Surviving Fund on a pro forma combined basis and also allow shareholders to compare these costs with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Diversified Conservative Income Fund			Conservative Strategy Fund			Pro-Forma Combined Conservative Strategy Fund
	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
1 Year	$104	$205	$129	$94	$195	$119	$95	$196	$120
3 Years	$325	$634	$403	$293	$603	$372	$296	$606	$375
5 Years	$563	$1,088	$697	$509	$1,037	$644	$515	$1,042	$649
10 Years	$1,248	$2,348	$1,534	$1,131	$2,243	$1,420	$1,143	$2,254	$1,432

The projected post-Reorganization pro forma Annual Fund Operating Expenses and Expense Example presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place and (2) that certain fixed costs involved in operating the Acquired Fund will be eliminated.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Surviving Fund’s assets, many of which are beyond the control of the Surviving Fund and the Adviser.

5

E.            Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing.

There are no material differences between the procedures for purchasing, redeeming and exchanging Class A Shares, Class D Shares and Class I Shares of the Surviving Fund and the procedures for purchasing, redeeming and exchanging Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.

Shareholders of the Acquired Fund may continue to redeem, purchase and exchange Fund shares at any time prior to the close of business on March 24, 2011.

The Acquired Fund and the Surviving Fund each intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards).  It is each of the Acquired Fund’s and the Surviving Fund’s policy to distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually.

You may purchase and redeem shares of the Funds on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).  The Funds calculate their net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time).  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received.  So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time.

In calculating NAV, the Funds generally value shares of the Underlying SEI Funds at their NAV and their other investments at market prices.  The Funds’ procedures for valuing their assets are the same.

II.  PRINCIPAL RISK FACTORS.

The principal risks of investments in the Acquired Fund and Surviving Fund are similar.  As with any mutual fund, loss of money is a risk of investing in the Funds.  Among the principal risks that could adversely affect the value of the Acquired Fund’s and the Surviving Fund’s shares and cause you to lose money on your investment are:

Principal Risks Applicable to the Acquired Fund and the Surviving Fund

Underlying Funds Risk	The value of an investment in each Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of each Fund’s assets among them.

Asset Allocation Risk	The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Fixed Income Market Risk

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Equity Market Risk	The risk that prices of stocks purchased by the Underlying SEI Funds will fall over short or extended periods of time.

Below Investment Grade Securities Risk	Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk

An Underlying SEI Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Underlying SEI

6

Fund to lose more than the principal amount invested. An Underlying SEI Fund’s use of derivative instruments also involves risk of default by the counterparty of the instrument and the risk that the Underlying SEI Fund may be unable to sell the derivative instrument at an advantageous time or price.

Short Sales Risk

Short sales entered into by the Underlying SEI Funds expose each Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund’s and, therefore, a Fund’s share prices.

Small Capitalization Risk

The risk that small capitalization securities purchased by the Underlying SEI Funds may underperform other segments of the equity markets or the equity markets as a whole. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies.

The Surviving Fund has the following additional risks that are not applicable to the Acquired Fund.

Additional Principal Risks of the Surviving Fund Not Applicable to the Acquired Fund

Foreign Investment/Emerging Markets Risk

The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

U.S. Government Securities Risk

Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Real Estate Industry Risk

The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

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III.  INFORMATION ABOUT THE REORGANIZATION

A.            Material Features of the Plan.

The Plan sets forth the terms and conditions of the Reorganization.  Material provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

At the consummation of the Reorganization, which is expected to occur at the close of business on or about March 25, 2011 (the “Effective Time”), all of the assets and liabilities of the Acquired Fund will be transferred to the Surviving Fund in exchange for shares of the Surviving Fund, such that at and after the Effective Time, the assets and liabilities of the Acquired Fund will become the assets and liabilities of the Surviving Fund.  The transfer of assets by the Acquired Fund will occur at their then-current market value as determined in accordance with the Acquired Fund’s valuation procedures and shares of the Surviving Fund to be issued to the Acquired Fund shall be valued at their then-current net asset value determined in accordance with the Surviving Fund’s valuation procedures.  Class A Shares, Class D Shares and Class I Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund in exchange for their Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Fund. After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund.  Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the 1940 Act will be terminated.

The Plan provides that the Board will declare a dividend or dividends with respect to the Acquired Fund prior to the Effective Time.  This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the Acquired Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time.  The shareholders of the Acquired Fund will recognize ordinary income and capital gains with respect to this distribution and such income and gains may be subject to federal, state and/or local taxes.

Prior to the Effective Time, the Adviser reserves the right to sell portfolio securities and/or purchase other securities for the Acquired Fund, to the extent necessary so that the asset composition of the Acquired Fund is consistent with the investment policies and restrictions of the Surviving Fund.  To the extent the Acquired Fund sells securities at a gain, current shareholders may receive a capital gain dividend.  Transaction costs associated with any such purchases and sales would be borne by the Acquired Fund, which would result in a decrease in the Acquired Fund’s net asset value.

The stock transfer books of the Trust with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time.  Redemption requests received thereafter by the Trust with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to the Plan.  If any shares of the Acquired Fund are represented by a share certificate, the certificate must be surrendered to the Trust’s transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to the Plan will be redeemed.  The Surviving Fund does not expect to issue share certificates with respect to the Surviving Fund.  Any special options relating to a shareholder’s account in the Acquired Fund will transfer over to the Surviving Fund without the need for the shareholder to take any action.

The Reorganization is subject to a number of conditions as set forth in the Plan, a form of which is attached hereto as Appendix A.  Except as set forth below, the Trust, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of the Acquired Fund or the Surviving Fund under the Plan if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the shareholders of the Surviving Fund.  Certain conditions under the Plan cannot be waived by the Trust, including the conditions that the Reorganization be approved by the shareholders of the Acquired Fund and that the

8

Funds receive a favorable tax opinion from Morgan, Lewis & Bockius LLP.  The Board may abandon the Plan and the Reorganization at any time for any reason prior to the Effective Time.  The Plan further provides that, at any time prior to the Reorganization, the Funds may amend any of the provisions of the Plan; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund shares to be issued to the Acquired Fund’s shareholders under the Plan to the detriment of the Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of the Acquired Fund and the Surviving Fund.

The Acquired Fund will bear the expenses incurred in connection with the Reorganization, including the costs of the proxy solicitation and tabulation.  The estimated aggregate costs are $28,000.  The payment of such fees and expenses will be considered an extraordinary fund expense by the Acquired Fund and, therefore, will not be subject to any voluntary expense limitation or reimbursement agreement in effect for the Acquired Fund and its share classes.

The Trustees of the Acquired Fund have voted to approve the proposed Reorganization.  The Trustees recommend that shareholders of the Acquired Fund also approve the proposed Reorganization.  Notwithstanding the fact that the Acquired Fund has three classes of shares outstanding, all shareholders of the Acquired Fund will vote together on the Proposal as a single class.  The actions contemplated by the Plan and the related matters described therein will be consummated only if approved by holders of a majority of the outstanding voting securities of the Acquired Fund, as such term is defined in the 1940 Act and as described further below.

B.            Description of Reorganization Shares.

Shares of the Surviving Fund will be issued to the Acquired Fund’s shareholders in accordance with the Plan.  Class A Shares, Class D Shares and Class I Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund at the Effective Time in exchange for their Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.  There are no material differences in the transactional or other procedures between the Class A Shares, Class D Shares and Class I Shares of the Acquired Fund and the Class A Shares, Class D Shares and Class I Shares of the Surviving Fund.

For additional information about the Surviving Fund’s shares, see “Additional Information about the Funds—Shareholder Information” sub-section of the “Additional Information About the Surviving Fund and the Acquired Fund” section of this Prospectus/Proxy Statement.

C.            Board Considerations for Approving the Reorganization.

The Board considered the Reorganization at a meeting held on September 14-16, 2010, and the Board, including a majority of the Trustees who are not “interested persons” of the Trust as that term is defined in the 1940 Act, approved the Plan.  In approving the Reorganization, the Board determined that (i) participation in the Reorganization is in the best interest of the Acquired Fund and its shareholders; and (ii) the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.

In making this determination, the Board considered a number of factors, including:

•      the future prospects of the Acquired Fund if the Reorganization was not effected, including the Acquired Fund’s continuing viability as a stand-alone series of the Trust given its declining asset base;

•      the similarity of the investment objective and investment strategies of the Acquired Fund to those of the Surviving Fund, and the resulting overlap in Underlying SEI Fund holdings;

9

•      that the current management fee and administration fee with respect to the Acquired Fund is identical to that of the Surviving Fund;

•      the Surviving Fund’s projected total annual fund operating expenses, after the Reorganization as compared to the Acquired Fund’s current total annual fund operating expenses;

•      SIMC’s and its affiliates’ voluntary agreement to waive fees will reduce the Surviving Fund’s operating expenses, exclusive of fees associated with the purchase of the Underlying SEI Funds, to a level lower than the Acquired Fund’s current total annual fund operating expenses, exclusive of fees associated with the purchase of the Underlying SEI Funds;

•      SIMC’s and its affiliates’ representation that they have no current intention to change the voluntary fee waivers for the Class A, D and I Shares of the Surviving Fund after the Reorganization;

•      the performance of the Surviving Fund as compared to the performance of the Acquired Fund;

•      the reasonableness of the terms of the Plan; and

•      that the Reorganization is intended to be tax-free for U.S. Federal income tax purposes for shareholders of the Acquired Fund.

The Board of the Surviving Fund has also determined that (i) participation in the Reorganization is in the best interest of the Surviving Fund and its shareholders; and (ii) the interests of the Surviving Fund’s shareholders will not be diluted as a result of the Reorganization.

D.            Federal Income Tax Consequences.

The Acquired Fund and the Surviving Fund each intends to qualify as of the Effective Time as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes.  Consummation of the transaction is subject to the condition that the Trust receive an opinion from Morgan, Lewis & Bockius LLP, subject to appropriate factual assumption and customary representations, to the effect that for federal income tax purposes:

(1)          The transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund and the distribution to shareholders of the Acquired Fund of shares of the Surviving Fund, as described in the Plan, will constitute a tax-free “reorganization” within the meaning of Section 368(a) of the Code, and the

10

Acquired Fund and the Surviving Fund each will be considered “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)          No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for the issuance of shares of the Surviving Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any, or upon the distribution by the Acquired Fund to its shareholders of shares of the Surviving Fund received as a result of the Reorganization;

(3)          No gain or loss will be recognized by the Surviving Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for the issuance of shares of the Surviving Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any;

(4)          The aggregate adjusted tax basis of the Surviving Fund shares received by a shareholder of the Acquired Fund will be the same as the tax basis of the shareholder’s Acquired Fund shares immediately prior to the Reorganization;

(5)          The adjusted tax basis of the assets received by the Surviving Fund pursuant to the Reorganization will be the same as the tax basis of the assets in the hands of the Acquired Fund immediately before the Reorganization;

(6)          The holding period for the shares of the Surviving Fund received by the Acquired Fund’s shareholders will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the shareholder held such shares of the Acquired Fund as capital assets; and

(7)          The holding period for the Surviving Fund with respect to the assets of the Acquired Fund received in the Reorganization will include the period for which such assets were held by the Acquired Fund.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) an Acquired Fund or Surviving Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

As of March 31, 2010, the Acquired Fund had unutilized capital loss carryforwards of approximately $6,816. The final amount of unutilized capital loss carryforwards for the Acquired Fund is subject to change and will not be finally determined until the Effective Time of the Reorganization.  Under Section 382 of the Code, the ability of the Surviving Fund to fully utilize the capital loss carryforwards of the Acquired Fund may be limited because the Reorganization will result in a change in control of the Acquired Fund.  Therefore, the capital loss carryforwards that may be utilized as tax deductions by the Surviving Fund will be limited each taxable year to an amount equal to the value of the capital stock of the Acquired Fund at the time of the Reorganization multiplied by an interest rate set monthly by the Internal Revenue Service (“IRS”) that approximates a tax-exempt bond yield.  Such capital loss carryforwards of the Acquired Fund will expire in either 2017 or 2018.

The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the IRS.  The opinion to be received from Morgan, Lewis & Bockius LLP, with respect to the

11

federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

E.            Shareholder Rights, Description of the Securities to be Issued.

The Trust is organized as a Massachusetts business trust.  The Acquired Fund and the Surviving Fund are each a series of the Trust and, therefore, shareholders of the Acquired Fund and the Surviving Fund are shareholders of the same legal entity, the Trust.  The Trust’s Agreement and Declaration of Trust (“Declaration of Trust”), the Trust’s governing document, does not afford any rights to the shareholders of the Surviving Fund that differ in any material respect from the rights afforded to the shareholders of the Acquired Fund.

Each share in the Surviving Fund represents an equal proportionate interest in the Surviving Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Surviving Fund as are declared in the discretion of the Trust’s Board.  When sold in accordance with the Declaration of Trust, and for the consideration described in its registration statement, shares of the Surviving Fund will be fully paid and non-assessable.

Surviving Fund shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion.  In the event of a liquidation or dissolution of the Surviving Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Surviving Fund and a proportionate distribution, based upon the relative asset values of the Trust’s series, of any general assets of the Trust not belonging to any particular series of the Trust which are available for distribution.  In the event of a liquidation or dissolution of the Trust, its shareholders will be entitled to the same distribution process.

The Declaration of Trust does not prescribe any rights or privileges to the Class A Shares, Class D Shares and Class I Shares of the Surviving Fund that differ in any material respect from the rights or privileges prescribed to the Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.

F.            Capitalization.

The Surviving Fund’s total capitalization before the Reorganization is, and after the Reorganization will be, greater than the current capitalization of the Acquired Fund.  The following table sets forth:

(1)           the capitalization of each share class of the Acquired Fund as of March 31, 2010 (audited);

(2)           the capitalization of Class A Shares and Class I Shares of the Surviving Fund as of March 31, 2010 (audited); and

(3)           the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization as if the Reorganization occurred on March 31, 2010 (unaudited).

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	Diversified Conservative Income Fund (Acquired Fund)	Conservative Strategy Fund (Surviving Fund)		Adjustments	Pro-Forma Combined Conservative Strategy Fund
Net Assets

Class A Shares	$34,179,041	$108,272,231		$(26,135)	$142,425,136	*
Class D Shares	$2,629,249	N/A	***	$(483)	$2,628,767	*
Class I Shares	$5,415,944	$2,117,444		$(1,382)	$7,532,006	*

Shares Outstanding

Class A Shares	3,362,827	11,538,503		279,612	15,180,942	**
Class D Shares	260,095	N/A	***	20,102	280,197	**
Class I Shares	533,976	222,427		34,942	791,345	**

Net Asset Value Per Share

Class A Shares	$10.16	$9.38			$9.38
Class D Shares	$10.11	N/A	***		$9.38
Class I Shares	$10.14	$9.52			$9.52

*                                 Figure reflects the costs associated with the Reorganization (estimated to be approximately $28,000) which will be borne by the shareholders of the Acquired Fund if the Reorganization is approved and completed.  These costs are allocated pro rata.

**                          Figure reflects the issuance by the Surviving Fund of approximately 334,656 shares to the Acquired Fund’s shareholders in connection with the Reorganization.

***                   Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Fund.

This information is for informational purposes only.  There is, of course, no assurance that the Reorganization will be consummated.  Moreover, if consummated, the capitalization of the Acquired Fund and the Surviving Fund is likely to be different at the Effective Time as a result of market movements and daily share purchase and redemption activity in the Funds.  Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.

IV.  ADDITIONAL INFORMATION ABOUT THE

SURVIVING FUND AND THE ACQUIRED FUND

A.            Performance History.

Set forth below is past performance information for the Surviving Fund and the Acquired Fund.  A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  As set forth below, the Surviving Fund has had similar performance to the Acquired Fund over the past one and five year periods ended December 31, 2009.

13

Conservative Strategy Fund (Surviving Fund)

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Class D Shares of the Fund are newly created, and do not have a performance history.  Because Class D Shares of the Fund invest in the same portfolio of securities as the Class A Shares and Class I Shares, returns for the Class D Shares would have been substantially similar to those of the Class A Shares and Class I Shares.  Performance (both before and after taxes) would have differed only to the extent that the Class D Shares have higher expenses than the Class A Shares and Class I Shares.

Yearly Performance — Class A Shares

This chart provides some indication of the risks of investing in the Fund by showing changes in the Class A Shares’ performance from year to year for the past six calendar years.

2004	8.35%
2005	4.55%
2006	10.75%
2007	0.75%
2008	-20.93%
2009	13.79%

Best Quarter:	Worst Quarter:
6.77%	-13.10%
(06/30/09)	(12/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was 4.87%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund’s average annual total returns to those of a broad-based index and two additional indices: the Barclays Capital U.S. Aggregate Bond Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index. The Barclays Capital U.S. Aggregate Bond Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A Shares only, and would be different for the other share classes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Conservative Strategy Fund	1 Year	5 Years	Since Inception*
Class A Shares Return Before Taxes	13.79%	0.97%	2.45%
Class A Shares Return After Taxes on Distributions	12.67%	-0.40%	1.17%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	8.94%	0.09%	1.40%

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Class I Shares Return Before Taxes	13.45%	0.81%	2.50%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	2.92%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.97%
Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	0.21%	3.02%	2.72%

*                      Class A Shares and Class I Shares returns are shown since their inception on November 17, 2003.  Index returns are shown from November 30, 2003.

Diversified Conservative Income Fund (Acquired Fund)

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Please note that the Fund’s Class I Shares commenced operations on June 28, 2002; therefore, performance for the periods prior to June 28, 2002 is calculated using the performance of the Fund’s Class A Shares (adjusted for the higher expenses of the Class I Shares).

Yearly Performance — Class A Shares

This chart provides some indication of the risks of investing in the Fund by showing changes in the Class A Shares’ performance from year to year for the past ten calendar years.

2000	6.01%
2001	1.29%
2002	-1.25%
2003	10.04%
2004	5.71%
2005	3.35%
2006	6.85%
2007	4.05%
2008	-15.46%
2009	13.86%

Best Quarter:	Worst Quarter:
7.78%	-8.06%
(06/30/09)	(12/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was 5.80%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund’s average annual total returns to those of a broad-based index and the Fund’s 25/55/20 Blended Benchmark, which consists of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), Barclays Capital U.S. Aggregate Bond Index and Merrill Lynch 3-Month U.S. Treasury Bill Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index and Merrill Lynch 3-Month U.S. Treasury Bill Index only

15

track one specific allocation of the Fund.  The Fund’s Blended Benchmark is designed to reflect a useful comparison to the Fund’s overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A Shares only, and would be different for the other share classes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Diversified Conservative Income Fund	1 Year	5 Years	10 Years	Since Inception*
Class A Shares Return Before Taxes	13.86%	2.04%	3.16%	4.98%
Class A Shares Return After Taxes on Distributions	12.69%	0.66%	1.68%	3.21%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	9.00%	1.02%	1.88%	3.27%
Class D Shares Return Before Taxes	12.75%	1.03%	2.13%	3.96%
Class I Shares Return Before Taxes	13.50%	1.79%	2.96%	4.83%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%	6.33%
The Fund’s 25/55/20 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	9.96%	3.68%	4.08%	5.89%

*                      Class A Shares returns are shown since their inception on June 13, 1996.  Class D Shares returns are shown since their inception on June 21, 1996.  Class I Shares returns are shown since their inception on June 28, 2002; therefore, performance for the periods prior to June 28, 2002 is calculated using the performance of the Fund’s Class A Shares (adjusted for the higher expenses of the Class I Shares).  Index returns are shown from June 30, 1996.

B.  Comparison of the Investment Objectives and Principal Investment Strategies of the Funds.

The following is a comparison of the investment objectives and principal investment strategies of the Funds.  The Acquired Fund and the Surviving Fund seek to achieve their investment objectives by investing in a combination of Underlying SEI Funds in accordance with each Fund’s target asset allocation.  Because the Funds invest in other mutual funds, each Fund is considered a “fund of funds.”

CONSERVATIVE STRATEGY FUND (Surviving Fund)	DIVERSIFIED CONSERVATIVE INCOME FUND (Acquired Fund)

Investment Objective	Investment Objective
Manage risk of loss while providing the opportunity for modest capital appreciation.	Current income and an opportunity for capital appreciation through limited participation in the domestic equity markets.

Principal Investment Strategies	Principal Investment Strategies

The Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC. The Fund is appropriate for

16

investors seeking shorter-term investments of 2 to 5 years.

The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government.

At least 50% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, in an attempt to provide current income. Under normal conditions, this portion of the Fund’s assets is allocated to Underlying SEI Funds that invest primarily in U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in Underlying SEI Funds that, in turn, invest in below investment grade bonds (junk bonds) and non-dollar securities. A moderate allocation to an Underlying SEI Fund that focuses on money market investments provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.

The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies.

The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. common stocks. This investment provides exposure to distinct styles of equity fund management thus lowering the risks associated with any one particular management style. While the equity component of the Fund emphasizes Underlying SEI Funds that focus on large cap securities, this Fund will also invest in Underlying SEI Funds that focus on small cap securities seeking diversification and enhanced returns over the longer term.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:	SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

U.S. Equity (0-40%)

SIMT Large Cap Fund

SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund

SIMT Global Managed Volatility Fund

SIMT Small Cap Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

International Equity (0-20%)

SIT Emerging Markets Equity Fund

SIT International Equity Fund

Equity (10-50%)

SIMT Large Cap Fund

SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Small Cap Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

Fixed Income (50-65%)

SIMT Core Fixed Income Fund
SIMT U.S. Fixed Income Fund

SIMT Real Return Fund

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Real Estate 0-25%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market (35-100%)

SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds (0-35%)

SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Money Market (0-30%) SLAT Prime Obligation Fund

Shared Principal Investment Strategies

Each Fund will normally invest at least 90% of its assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class.

In order to achieve its investment objective, SIMC allocates each Fund’s assets among the Underlying SEI Funds.  Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, domestic or foreign fixed income securities or money market instruments.  These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change each Fund’s allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with such Fund’s objective.  Each Fund will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income.

C.            Management of the Funds

1.             Investment Adviser

SIMC, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds.  SIMC is a wholly-owned subsidiary of SEI Investments Company (“SEI”).  For managing each Fund, SIMC is entitled to receive a management fee at an annual percentage rate equal to 0.10% of each Fund’s average daily net assets.  Upon consummation of the Reorganization, the investment advisory fee paid to SIMC with respect to the Surviving Fund will remain the same.

2.             Portfolio Management

The Funds are managed by two investment professionals, as identified below.

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John J. McCue has served as Director of Portfolio Implementations for SIMC since 1995 and served as Director of Money Market Investments from 2003 to 2005.  Mr. McCue is responsible for the implementation of the Funds’ asset allocation strategies and has served as a portfolio manager of the Funds since their inception.

James R. Solloway has served as Senior Portfolio Manager for SIMC since 2009.  Prior to joining SIMC, Mr. Solloway served as an Executive Director of Morgan Stanley Investment Management Company, beginning in 1998.  Mr. Solloway is responsible for developing the asset allocation strategies for the Funds and has served as a portfolio manager of the Funds since 2009.

D.  More Information About Fees and Expenses of the Funds

The Funds’ actual total annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Funds as a result of their investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amounts shown in the “Fees and Expenses” sub-section of the “Synopsis” section of this Prospectus/Proxy Statement because SIMC, the Funds’ administrator and/or the Funds’ distributor, voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.  In addition, SIMC, the Funds’ administrator and/or the Funds’ distributor currently intend to voluntarily waive fees and reimburse expenses of the Class D Shares of the Surviving Fund in order to maintain the Class D Shares’ total annual fund operating expenses for the current fiscal year at 1.10%.  The voluntary waivers of SIMC, the Funds’ administrator and the Funds’ distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE).  SIMC, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Funds’ actual total annual fund operating expenses were as follows:

Fund Name	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE*
Conservative Strategy Fund (Surviving Fund)
Class A Shares	0.92%	0.67%	0.10%
Class D Shares**	N/A	N/A	N/A
Class I Shares	1.17%	0.92%	0.35%
Diversified Conservative Income Fund (Acquired Fund)
Class A Shares	1.02%	0.79%	0.12%
Class D Shares	2.02%	1.79%	1.12%
Class I Shares	1.27%	1.04%	0.37%

*  AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by a Fund through its investments in the Underlying SEI Funds during the most recent fiscal year.  Actual AFFE indirectly borne by a Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds.

**   Not active during the prior fiscal year.  SIMC, the Funds’ administrator and/or the Funds’ distributor currently intend to voluntarily waive fees and reimburse expenses of the Class D Shares of the Surviving Fund in order to

19

maintain the Class D Shares’ total annual fund operating expenses (exclusive of AFFE) for the upcoming fiscal year at 1.10%.

E.  Other Service Providers.

The Funds’ other service providers are the same.  These entities are listed below.

SEI Investments Global Funds Services One Freedom Valley Drive Oaks, Pennsylvania 19456	Administrator and Transfer Agent

SEI Investments Global Funds Services One Freedom Valley Drive Oaks, Pennsylvania 19456 (maintains custody of uncertificated shares of Underlying SEI Funds)	Custodians

U.S. Bank National Association 425 Walnut Street Cincinnati, Ohio 45202

SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Distributor

KPMG LLP 1601 Market Street Philadelphia, Pennsylvania 19103	Independent Registered Public Accounting Firm

F.  Shareholder Information.

Shareholder information, such as pricing of Fund shares, purchase and redemption of Fund shares, dividends and distributions, frequent purchases and redemption of Fund shares, and tax consequences of buying and selling shares, for the Class A Shares, Class D Shares and Class I Shares of the Surviving Fund is not materially different than the shareholder information for the Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.  A summary of this information is included below.  More detailed shareholder information is contained in the (i) Class A Shares Prospectus for the Acquired Fund, the Class D Shares Prospectus for the Acquired Fund and the Class I Shares Prospectus for the Acquired Fund, each dated July 31, 2010, as supplemented August 13, 2010, which are incorporated herein by reference; (ii) Class A Shares Prospectus for the Surviving Fund and the Class I Shares Prospectus for the Surviving Fund, each dated July 31, 2010, which are incorporated herein by reference and accompany this Prospectus/Proxy Statement; (iii) Class D Shares Prospectus for the Surviving Fund, dated [November     , 2010], which is incorporated herein by reference and accompanies this Prospectus/Proxy Statement; (iv) the Statement of Additional Information for the Acquired Fund and the Class A Shares and Class I Shares of the Surviving Fund dated July 31, 2010, as supplemented August 13, 2010; and (v) the Statement of Additional Information for the Class D Shares of the Surviving Fund dated [November     , 2010].  A free copy of these documents is available upon request as described on the second page of this Prospectus/Proxy Statement.

1.  Purchase and Redemption of Fund Shares

You may purchase and redeem shares of the Funds on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).  The Funds calculate their net asset value per

20

share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time).  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received.  So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time.  The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Class A Shares of the Funds are offered to tax-advantaged and other retirement accounts.  Class D Shares of the Funds are offered to tax-advantaged and other retirement accounts through banks, broker-dealers and other financial institutions and intermediaries that have entered into an agreement with the Funds’ distributor to sell Class D Shares to their customers.  Class I Shares of the Funds are offered to financial institutions and intermediaries for their own or their customers’ accounts.

The minimum initial investment for Class A Shares of the Funds is $100,000 with minimum subsequent investments of $1,000. The minimum initial investment for Class D Shares of the Funds is $150,000 with minimum subsequent investments of $1,000.  The minimum initial investment for Class I Shares of the Funds is $100,000 with minimum subsequent investments of $1,000.  In each case, the Funds may accept smaller amounts at their discretion.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading.  The Funds’ transfer agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.  A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more “round trips” in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

2.  Pricing of Fund Shares

In calculating NAV, the Funds generally value shares of the Underlying SEI Funds at their NAV and their other investments at market prices.  Securities held by the Underlying SEI Funds for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.  When a security is valued in accordance with the Fair Value Procedures, the Trust’s Fair Value Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

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3.  Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.  The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash.  Your current dividend and distribution election will not change at the consummation of the Reorganization.

G.  Distribution Arrangements.

Shares of the Funds are offered on a continuous basis through the Trust’s principal underwriter, SIDCo.  SIDCo.  receives no compensation for distributing the Funds’ Class A Shares and Class I Shares.

The Funds have adopted a distribution plan that allows the Funds to pay SIDCo. distribution fees for the sale and distribution of their Class D Shares.  Because these fees are paid out of the Funds’ assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class D Shares, the distribution fee is 0.75% of the average daily net assets of each Fund, and the shareholder servicing fee may be up to 0.25% of average daily net assets of each Fund.  These fees will continue to be accrued by the Class D Shares of the Acquired Fund up until the time that the Reorganization is consummated.

Class I Shares of the Funds may pay administrative servicing fees up to 0.25% of the average daily net assets of each Fund.

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V.  FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the past five years. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions).  Class D Shares of the Surviving Fund are newly created, and do not have a financial history.  This information has been derived from each Fund’s financial statements, which have been audited by KPMG LLP, whose reports, along with the Funds’ financial statements, are included in each Fund’s Annual Report to shareholders dated March 31, 2010.  A free copy of these Annual Reports is available upon request as described on the second page of this Prospectus/Proxy Statement.

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Conservative Strategy Fund
Class A
2010	$8.13	$0.22	$1.26	$1.48	$(0.23)	$—	$(0.23)	$9.38	18.35%	$108,272	0.10%	2.44%	0.35%	81%
2009	10.30	0.35	(2.16)	(1.81)	(0.36)	—	(0.36)	8.13	(17.85)	105,925	0.10	3.71	0.36	72
2008	11.68	0.44	(1.19)	(0.75)	(0.54)	(0.09)	(0.63)	10.30	(6.73)	129,724	0.10	3.90	0.34	66
2007	11.13	0.45	0.63	1.08	(0.51)	(0.02)	(0.53)	11.68	9.88	146,872	0.10	3.98	0.35	103
2006	10.61	0.38	0.53	0.91	(0.34)	(0.05)	(0.39)	11.13	8.72	110,248	0.10	3.48	0.35	15

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Conservative Strategy Fund
Class I
2010	$8.25	$0.20		$1.28	$1.48	$(0.21)	$—	$(0.21)	$9.52	18.05%	$2,118	0.35%		2.23%	0.60%	81%
2009	10.44	0.32		(2.17)	(1.85)	(0.34)	—	(0.34)	8.25	(18.02)	1,378	0.35		3.43	0.61	72
2008	11.83	0.43		(1.22)	(0.79)	(0.51)	(0.09)	(0.60)	10.44	(6.95)	1,484	0.35		3.83	0.59	66
2007	11.29	0.53		0.52	1.05	(0.49)	(0.02)	(0.51)	11.83	9.49	518	0.35		4.47	0.59	103
2006	10.75	0.39	(1)	0.54	0.93	(0.34)	(0.05)	(0.39)	11.29	8.79 (2)	—	0.10	††	3.48	0.35	15

(1) The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

(2) The total return of Class I exceeds Class A due to rounding.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†† Excludes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

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	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Diversified Conservative Income Fund
Class A
2010	$8.74	$0.21	$1.46	$1.67	$(0.25)	$—	$(0.25)	$10.16	19.18%	$34,179	0.12%	2.14%	0.35%	160%
2009	10.75	0.36	(1.95)	(1.59)	(0.36)	(0.06)	(0.42)	8.74	(14.94)	31,430	0.12	3.61	0.35	87
2008	11.35	0.44	(0.48)	(0.04)	(0.49)	(0.07)	(0.56)	10.75	(0.41)	44,804	0.12	3.89	0.34	20
2007	11.28	0.43	0.36	0.79	(0.46)	(0.26)	(0.72)	11.35	7.21	47,155	0.12	3.76	0.35	17
2006	11.07	0.34	0.29	0.63	(0.35)	(0.07)	(0.42)	11.28	5.70	56,119	0.12	3.04	0.36	41

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Diversified Conservative Income Fund
Class D
2010	$8.68	$0.11	$1.45	$1.56	$(0.13)	$—	$(0.13)	$10.11	18.03%	$2,629	1.12%	1.19%	1.35%	160%
2009	10.68	0.26	(1.94)	(1.68)	(0.26)	(0.06)	(0.32)	8.68	(15.81)	5,485	1.12	2.64	1.35	87
2008	11.28	0.32	(0.47)	(0.15)	(0.38)	(0.07)	(0.45)	10.68	(1.40)	6,298	1.12	2.89	1.34	20
2007	11.21	0.31	0.36	0.67	(0.34)	(0.26)	(0.60)	11.28	6.17	7,258	1.12	2.77	1.35	17
2006	11.01	0.22	0.28	0.50	(0.23)	(0.07)	(0.30)	11.21	4.53	8,453	1.12	2.02	1.36	41

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Diversified Conservative Income Fund
Class I
2010	$8.73	$0.19	$1.44	$1.63	$(0.22)	$—	$(0.22)	$10.14	18.81%	$5,416	0.37%	1.93%	0.60%	160%
2009	10.73	0.33	(1.93)	(1.60)	(0.34)	(0.06)	(0.40)	8.73	(15.09)	3,070	0.37	3.38	0.60	87
2008	11.33	0.41	(0.48)	(0.07)	(0.46)	(0.07)	(0.53)	10.73	(0.67)	4,197	0.37	3.63	0.59	20
2007	11.26	0.40	0.36	0.76	(0.43)	(0.26)	(0.69)	11.33	6.96	4,739	0.37	3.51	0.60	17
2006	11.06	0.32	0.27	0.59	(0.32)	(0.07)	(0.39)	11.26	5.36	4,165	0.37	2.79	0.61	41

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

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VI.  VOTING INFORMATION

This section provides information on a number of topics relating to proxy voting and the shareholder meeting.

A.            Record Date.

Shareholders of the Acquired Fund as of November 16, 2010 (the “Record Date”) will be entitled to notice of and to vote at the Meeting or any adjournment thereof.

B.            Proxy Solicitation.

The Board is furnishing this Prospectus/Proxy Statement in connection with the solicitation of proxies.  The Acquired Fund has retained Broadridge Financial Solutions, Inc. (the “Proxy Solicitor”), 51 Mercedes Way, Edgewood, New York 11717 to aid in the solicitation of proxies.  Proxies may be solicited by mail, electronically, by telephone, fax, in person or by other means, and representatives of the Proxy Solicitor, the Trust, SIMC, SEI, and each of their affiliates may participate in the solicitation of proxies.

You may vote in several ways, listed below.

•                  In person at the Meeting;

•                  By mail by returning the attached proxy card;

•                  Through the Internet by going to www.proxyvote.com; or

•                  Over the telephone by calling 1-866-450-8587.  A representative of the Proxy Solicitor will answer your call.  When receiving your instructions by telephone, the Proxy Solicitor representative is required to verify your full name, address, and if you are authorized to vote on the account and to confirm that you have received the Prospectus/Proxy Statement in the mail.  If the information you provided matches the information provided to the Proxy Solicitor by the Acquired Fund, the Proxy Solicitor representative will explain the voting process.  The Proxy Solicitor is not permitted to recommend to you how to vote, other than to read any recommendation included in the Prospectus/Proxy statement.

The Proxy Solicitor will record your instructions and transmit them to the official tabulator and send you a paper confirmation of your vote.  That letter will also ask you to call the Proxy Solicitor immediately if the confirmation does not reflect your instruction correctly.  You may receive a call from a representative of the Proxy Solicitor, the Trust, SIMC, SEI and each of their affiliates if the Proxy Solicitor has not yet received your vote.  The Proxy Solicitor may ask you for authority by telephone to permit the Proxy Solicitor to sign a proxy on your behalf.  The Proxy Solicitor will record all instructions, in accordance with the procedures set forth above.  The Acquired Fund believes these procedures are reasonably designed to determine accurately the shareholder’s identity and voting instructions.

Should you require additional information regarding the proxy or replacement proxy cards, you may contact the Trust at 1-800-DIAL-SEI.

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C.            Proxy Solicitation Costs.

The Acquired Fund will bear the costs of soliciting proxies, including costs related to the preparation, printing, mailing and tabulation of proxies.  The anticipated cost associated with the solicitation of proxies by the Proxy Solicitor is $14,000 plus any reasonable out-of-pocket expenses incurred by the Proxy Solicitor.  The payment of such fees and expenses will be considered an extraordinary fund expense by the Acquired Fund and, therefore, will not be subject to any voluntary expense limitation or reimbursement agreement in effect for the Acquired Fund and its share classes.  Voting immediately can help the Acquired Fund avoid the considerable expense of a second solicitation.

D.            Quorum and Required Vote for the Proposal.

Quorum.

In order to transact business at the Meeting, the Acquired Fund must achieve a quorum at the Meeting.  This means that at least a majority of the Acquired Fund’s shares entitled to vote must be represented at the Meeting — either in person or by proxy.  Any lesser number of shares, however, is sufficient for adjournments.  All returned proxies count towards a quorum regardless of how they are voted (“For,” “Against,” or “Abstain”).  As discussed more fully below in the section entitled “Tabulation of Votes,” broker non-votes are considered present for purposes of determining the presence of a quorum at the Meeting.

Required Vote.

Proceeding with the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the Acquired Fund, as defined in the 1940 Act, which means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Acquired Fund or (2) 67% or more of the shares of the Acquired Fund present at the Meeting if more than 50% of the outstanding shares of the Acquired Fund are represented at the Meeting in person or by proxy.  Notwithstanding the fact that the Acquired Fund has three classes of shares outstanding, all shareholders of the Acquired Fund will vote together on the Proposal as a single class.

If the Reorganization is not approved by shareholders of the Acquired Fund, then the Acquired Fund will remain in existence, and the Board will consider what, if any, additional steps to take, including consideration of the possibility of liquidating the Acquired Fund.  Moreover, the shareholders of the Acquired Fund will not benefit from an intended tax-free Reorganization into the Surviving Fund, which represents SIMC’s current ideas as to active asset allocation. The Board recommends that shareholders of the Acquired Fund approve the Reorganization.

A vote of shareholders of the Surviving Fund is not needed to approve the Reorganization.

E.                  Other Voting Information.

Adjournment.  If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes in favor of the Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a period or periods to permit further solicitation of proxies.  If a quorum is present at the Meeting, any such adjournment will require the affirmative vote of a majority of the votes cast on the question, in person or by proxy, at the session of the Meeting to be adjourned.  The persons named as proxies will vote in favor of adjournments those proxies that they are entitled to vote in favor of the Proposal.  They will vote against any such adjournment those proxies required to be voted against the Proposal.  Any adjournment does not require notice to shareholders other than an announcement at the Meeting being adjourned.  The Board may postpone the Meeting prior to the Meeting with notice to the shareholders entitled to vote at the Meeting.  The costs of

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any additional solicitation of proxies and of any adjourned or postponed session with regard to the Proposal will be borne by the Acquired Fund.

Tabulation of Votes.  Shareholders of the Acquired Fund are entitled to one vote for each share held, and each fractional share shall be entitled to a proportional fractional vote.  Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Acquired Fund to tabulate such votes.  Abstentions and “broker non-votes” (i.e., proxies received from brokers indicating that they have not received instructions from the beneficial owner or other person entitled to vote shares) will be counted for purposes of determining whether a quorum is present at the Meeting.  Abstentions and “broker non-votes” will have the same effect as a vote “Against” the Proposal.  Pursuant to certain rules promulgated by the New York Stock Exchange, Inc. that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-routine matters.  It is anticipated that such broker-dealers will not have discretionary authority to vote on the Proposal.  The absence of instructions from the beneficial owner will result in a “broker non-vote” with respect to the Proposal.

Proxy cards that are properly signed, dated and received at or prior to the Meeting will be voted as specified.  If you specify a vote for the Proposal, your proxy will be voted as you indicate.  If you simply sign, date and return the proxy card, but do not specify a vote for the Proposal, your shares will be voted by the proxies “FOR” the Reorganization.

Revocation.  A shareholder may revoke a previously submitted proxy at any time prior to the Meeting by (i) a written revocation, which must be signed and include the shareholder’s name and account number, received by the Secretary of SEI Asset Allocation Trust at One Freedom Valley Drive, Oaks, Pennsylvania 19456; (ii) properly executing a later-dated proxy card; or (iii) attending the Meeting and voting in person.  Attendance at the Meeting will not by itself serve to revoke a proxy.

Shareholder Proposals.  The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts.  As such, the Acquired Fund, as a series of the Trust, is not required to, and does not have, annual meetings, except to the extent that such meetings are required under the 1940 Act or state law.  Acquired Fund shareholders who wish to submit proposals for inclusion in the proxy statement for a subsequent Acquired Fund shareholder meeting should send their written proposals to the Secretary of the SEI Asset Allocation Trust, One Freedom Valley Drive, Oaks, PA 19456 within a reasonable time before such meeting.  Submission of a proposal does not necessarily mean that such proposal will be included in the Acquired Fund’s proxy statement since inclusion in the proxy statement is subject to compliance with certain federal regulations.  If the Reorganization of the Acquired Fund is approved by its shareholders, there will be no further meetings of shareholders of the Acquired Fund.

Communications with the Board.  Shareholders wishing to submit written communications to the Board should send their communications to the Secretary of the SEI Asset Allocation Trust, One Freedom Valley Drive, Oaks, PA 19456.  Any such communications received will be reviewed by the Board at its next regularly scheduled meeting.

Other Matters.  The Board does not intend to present any other business at the Meeting.  If any other matter may properly come before the Meeting, or any adjournment thereof, the persons named in the accompanying proxy card intend to vote, act, or consent thereunder in accordance with their best judgment at that time with respect to such matters unless such proxy contains specific restrictions to the contrary.

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F.            Control Persons and Principal Holders of Securities.

The table below sets forth the names, addresses and percentage ownership of those shareholders owning beneficially or of record 5% or more of the outstanding shares of each class of each respective Fund as of the Record Date.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Fund.  Therefore, there were no shareholders of the Class D Shares of the Surviving Fund as of the Record Date.  Those persons who beneficially own more than 25% of a particular class of shares in a particular Fund may be deemed to control such class.  As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of such Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.  With respect to the shares referred to in the tables below as being held of record, the Funds believe that most of these shares were held by the below persons in accounts for their fiduciary, agency or custodial customers.

Conservative Strategy Fund - Class A Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Conservative Strategy Fund – Class I Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Conservative Income Fund – Class A Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Conservative Income Fund – Class D Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Conservative Income Fund – Class I Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

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Diversified Aggressive Stock Fund – Class A Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

On the basis of the share holdings information presented above, the following persons will own the following percentage of the outstanding shares of the Surviving Fund upon consummation of the Reorganization.  This table assumes that the value of the shareholder’s interest in a Fund on the date of the consummation of the Reorganization is the same as on the Record Date.

Conservative Strategy Fund - Class A Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Conservative Strategy Fund – Class D Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Conservative Strategy Fund – Class I Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

G.            Shares Outstanding.

As of the Record Date, the net assets and the approximate number of shares issued and outstanding (rounded to the nearest whole share) for the Acquired Fund were as follows:

Name of Fund	Net Assets	Shares Outstanding
Diversified Conservative Income Fund

As of the Record Date, the Trustees and executive officers of the Trust, as a group, owned less than one percent (1%) of the outstanding shares of the Acquired Fund.

The Trustees, including all of the Independent Trustees, recommend that shareholders of the Acquired Fund approve the Proposal.

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SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.  SHAREHOLDERS ARE ENCOURAGED TO VOTE BY TELEPHONE OR THROUGH THE INTERNET.  PLEASE FOLLOW THE ENCLOSED INSTRUCTIONS TO UTILIZE THESE METHODS OF VOTING.

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APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this        day of                         , 2010, by and between SEI Asset Allocation Trust, a Massachusetts business trust (the “Trust”), on behalf of its Diversified Conservative Income Fund (the “Acquired Fund”), and the Trust, on behalf of its Conservative Strategy Fund (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”).  Except for the Acquired Fund and Surviving Fund, no other series of the Trust are parties to this Agreement.  The Trust has its principal place of business at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456.

WHEREAS, the Trust was established on October 20, 1995 under the laws of the Commonwealth of Massachusetts as a business trust under a Declaration of Trust, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Fund and the Surviving Fund are each a separate investment series of the Trust and the Acquired Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, each of the Acquired Fund and the Surviving Fund is authorized to issue its shares of beneficial interest;

WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds’ respective existing shareholders will not be diluted as a result;

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund and shares of beneficial interest of the Surviving Fund (“Surviving Fund Shares”) followed by the distribution, at the Closing Date (as defined in Section 13 of this Agreement), of such Surviving Fund Shares to the holders of shares of the Acquired Fund (“Acquired Fund Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund.  The parties hereto hereby covenant and agree as follows:

1.             Plan of Reorganization.  At the Closing Date, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 5 of this Agreement) (the “Statement of Assets and Liabilities”), to the Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired Fund a number of Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing Date.  Shareholders of record of Class A Shares, Class D Shares and Class I Shares of the Acquired Fund

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at the Closing Date shall be credited with full and fractional Class A Shares, Class D Shares and Class I Shares of the Surviving Fund, respectively.  The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Surviving Fund.  All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund.  The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”

2.             Transfer of Assets.

(a)           The assets of the Acquired Fund to be acquired by the Surviving Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.

(b)           The Surviving Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Surviving Fund’s investment objectives, policies, and restrictions.  The Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Fund with a list of its portfolio securities and other investments.  In the event that the Acquired Fund holds any investments that the Surviving Fund may not hold, the Acquired Fund, if requested by the Surviving Fund, will dispose of such securities prior to the Closing Date.  In addition, if it is determined that the Acquired Fund and the Surviving Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Fund with respect to such investments, the Acquired Fund, if requested by the Surviving Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.  Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization.

(c)           The Acquired Fund shall direct U.S. Bank, N.A., as custodian for the Acquired Fund (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Fund within two business days prior to or at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund prior to or as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s assets are deposited, the Acquired Fund’s assets deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d)           The Acquired Fund shall direct SEI Investments Global Funds Services (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding Class A, D and I Shares owned by each shareholder immediately prior to the Closing Date.  The Surviving Fund shall issue and deliver a

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confirmation evidencing the Surviving Fund Shares to be credited at the Closing Date to the Secretary of the Acquired Fund, or provide evidence that the Surviving Fund Shares have been credited to the Acquired Fund’s account on the books of the Surviving Fund.  No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.             Calculations.

(a)           The number of full and fractional Surviving Fund Shares to be issued in exchange for the Acquired Fund’s assets pursuant to Section 1 hereof shall be determined, with respect to each class, by multiplying the outstanding shares of the applicable class of the Acquired Fund by the ratio computed by dividing the net asset value per share of the applicable class of the Acquired Fund by the net asset value per share of the corresponding class of the Surviving Fund on the Valuation Date, determined in accordance with Section 3(b).  Shareholders of record of Class A, D and I Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Class A, D and I Shares of the Surviving Fund, respectively.

(b)           The net asset value per share of the Surviving Fund Shares shall be the net asset value per share computed as of the time at which the Surviving Fund’s net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933 (the “1933 Act”).

4.             Valuation of Assets.  The value of the assets of the Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund’s net asset value is calculated at the Valuation Time.  The net asset value of the assets of the Acquired Fund to be transferred to the Surviving Fund shall be computed by the Acquired Fund.  In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security shall be priced in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the 1933 Act.  For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquired Fund, provided that such determination shall be subject to the approval of the Surviving Fund.  The Acquired Fund and the Surviving Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

5.             Valuation Time.  The valuation time shall be 4:00 p.m., Eastern Time, on                    , 2010, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Funds (the “Valuation Time”).  Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

6.             Liquidation of the Acquired Fund and Cancellation of Shares.  At the Closing Date, the Acquired Fund will liquidate and the Surviving Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund.  Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of the Acquired Fund that represents the

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respective number and class of Surviving Fund Shares due such shareholder.  All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares.  The Acquired Fund’s transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

7.             Representations and Warranties of the Surviving Fund.  The Surviving Fund represents and warrants to the Acquired Fund as follows:

(a)           The Surviving Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b)           The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c)           The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest.  The Class A, D and I Shares of the Surviving Fund have been duly established and represent a fractional undivided interest in the Surviving Fund.  The issued and outstanding Class A, D and I Shares of the Surviving Fund are duly authorized, validly issued, fully paid and nonassessable.  There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Surviving Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Fund.  The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and nonassessable.

(d)           The execution, delivery and performance of this Agreement by the Trust, on behalf of the Surviving Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Surviving Fund are necessary to authorize this Agreement and the transactions contemplated hereby.  This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Surviving Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Surviving Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.  The Surviving Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e)           The audited financial statements of the Surviving Fund as of March 31, 2010 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein.

(f)            Since March 31, 2010, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary

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course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.  For purposes of this paragraph (f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.

(g)           The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h)           Except as otherwise disclosed in writing and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement.  The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i)            Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Surviving Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Fund.

(j)            As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(k)           For each taxable year of its operation, the Surviving Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.  The Surviving Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l)            The Surviving Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m)          The proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Surviving Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement.  Each of the Proxy

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Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Fund makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund and furnished by the Acquired Fund to the Surviving Fund specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

8.             Representations and Warranties of the Acquired Fund.  The Acquired Fund represents and warrants to the Surviving Fund as follows:

(a)           The Acquired Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b)           The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)           The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest.  The Class A, D and I Shares of the Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund.  The issued and outstanding Class A, D and I Shares of the Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable.  All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.

(d)           The audited financial statements of the Acquired Fund as of March 31, 2010 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(e)           Since March 31, 2010, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund.  For purposes of this paragraph (e), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(f)            The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund pursuant to Section 1.  Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all

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liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund.

(g)           The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby.  This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Surviving Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.  The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h)           The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i)            Except as otherwise disclosed in writing and accepted by the Surviving Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement.  The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j)            Except for contracts and agreements disclosed to the Surviving Fund, under which no default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.

(k)           As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l)            For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.  The Acquired Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

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(m)          The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Fund and furnished by the Surviving Fund to the Acquired Fund specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9.             Covenants of the Surviving Fund and the Acquired Fund.

(a)           The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b)           The Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

(c)           Subject to the provisions of this Agreement, the Surviving Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(d)           As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and certified by the Acquired Fund’s President, Vice President or Treasurer.

(e)           On or before the Closing Date, the Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

10.           Conditions Precedent to Obligations of the Surviving Fund.  The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

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(a)           All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  On the Closing Date, the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)           The Surviving Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Fund, covering the following points:

(i)            The Acquired Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)           The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii)          This Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution, and delivery of this Agreement by the Surviving Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)          The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Acquired Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Fund is a party or by which any properties belonging to the Acquired Fund may be bound.

(v)           To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement.

(vi)          To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its respective properties or assets and the Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

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(vii)         Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund’s registration statement, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable (except that shareholders of the Acquired Fund may under certain circumstances be held personally liable for its obligations).

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)           The Acquired Fund shall have delivered to the Surviving Fund at the Closing Date the Acquired Fund’s Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Fund as to the aggregate asset value of the Acquired Fund’s portfolio securities.

(d)           On the Closing Date, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied.

11.           Conditions Precedent to Obligations of the Acquired Fund.  The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a)           All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  On the Closing Date, the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of Surviving Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)           The Acquired Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

(i)            The Surviving Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)           The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

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(iii)          This Agreement has been duly authorized, executed and delivered by the Surviving Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquired Fund, is a valid and binding obligation of the Surviving Fund enforceable against the Surviving Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)          The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Surviving Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Surviving Fund is a party or by which any properties belonging to the Surviving Fund may be bound.

(v)           To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Surviving Fund or the consummation of the transactions contemplated by this Agreement.

(vi)          To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Surviving Fund or any of its respective properties or assets and the Surviving Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)         Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Surviving Fund Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Surviving Fund has any statutory preemptive rights in respect thereof (except that shareholders of the Surviving Fund may under certain circumstances be held personally liable for its obligations).

(viii)        The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)           On the Closing Date, the Surviving Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Fund prior to or at the Closing Date and the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of the Surviving Fund that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

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12.           Further Conditions Precedent to Obligations of the Acquired Fund and the Surviving Fund.  If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)           The Trust’s Board of Trustees, on behalf of each of the Acquired Fund and Surviving Fund, shall have approved this Agreement.

(b)           This Agreement and the transactions contemplated in this Agreement will have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust and applicable law.

(c)           On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(e)           The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f)            The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:

(i)            The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)           No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to shareholders of the Acquired Fund.

(iii)          No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund all of the liabilities of the Acquired Fund.

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(iv)          The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

(v)           The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the holding period of those assets in the hands of the Acquired Fund immediately prior to the Reorganization.

(vi)          No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for the Surviving Fund Shares (including fractional shares to which they may be entitled) and the assumption by the Surviving Fund of the liabilities of the Acquired Fund.

(vii)         The aggregate adjusted tax basis of the Surviving Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization.

(viii)        The holding period of the Surviving Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 12(f).

13.           Closing Date of the Reorganization.  The exchange of the Acquired Fund’s assets for the Surviving Fund Shares shall be effective as of opening of business on [March 28, 2011], or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

14.           Termination.

(a)           This Agreement may be terminated by the mutual agreement of the Surviving Fund and the Acquired Fund.  In addition, either the Surviving Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:

(i)            because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

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(ii)           because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(iii)          by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of the Acquired Fund’s or Surviving Fund’s shareholders;

(b)           In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Fund, the Surviving Fund, the Trust, or their Trustees or officers, to the other party.

15.           Amendment.  This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such Acquired Fund shareholders.

16.           Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

17.           Notices.  Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Fund:

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

with a copy to:

Richard W. Grant, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Surviving Fund:

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

with a copy to:

Richard W. Grant, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

18.           Fees and Expenses.

(a)           Each of the Surviving Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b)           Except as otherwise provided for herein, all expenses that are solely and directly related to the Reorganization contemplated by this Agreement will be borne and paid by the Acquired Fund. Such expenses include, without limitation, to the extent solely and directly related to the Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement, including the expenses of the Acquired Fund’s proxy solicitation; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Fund Shares to be issued pursuant to the provisions of this

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Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which the Acquired Fund’s shareholders are resident as of the date of the mailing of the Proxy Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. Acquired Fund agrees that all such fees and expenses so borne and paid, shall be paid directly by Acquired Fund to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Fund or the Surviving Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code. Acquired Fund shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Fund nor the Surviving Fund will pay the Surviving Fund shareholders’ expenses, if any.

19.           Headings, Counterparts, Assignment.

(a)           The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b)           This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c)           This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d)           The Surviving Fund and Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.  The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e)           A copy of the Trust’s Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of such Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Surviving Fund and the Acquired Fund are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Surviving Fund and the Acquired Fund.

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IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

SEI ASSET ALLOCATION TRUST, ON BEHALF OF ITS SERIES, THE DIVERSIFIED CONSERVATIVE INCOME FUND

By:
Name:
Title:

SEI ASSET ALLOCATION TRUST, ON BEHALF OF ITS SERIES, THE CONSERVATIVE STRATEGY FUND

By:
Name:
Title:

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SEI ASSET ALLOCATION TRUST
One Freedom Valley Drive

Oaks, Pennsylvania 19456

1-800-DIAL-SEI

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets and Liabilities of

DIVERSIFIED CONSERVATIVE INCOME FUND

a series of

SEI Asset Allocation Trust

By and in Exchange for Shares of

CONSERVATIVE STRATEGY FUND

a series of

SEI Asset Allocation Trust

November [7], 2010

This Statement of Additional Information (the “SAI”), which is not a prospectus, relating specifically to the proposed transfer of assets and liabilities of the Diversified Conservative Income Fund (the “Acquired Fund”) to the Conservative Strategy Fund (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”), each a series of SEI Asset Allocation Trust (the “Trust”) (the “Reorganization”), should be read in conjunction with the Prospectus/Proxy Statement dated November [7], 2010, relating specifically to the Reorganization (the “Prospectus”).  The Reorganization will be considered by shareholders of the Acquired Fund on February 14, 2011, at 3:00 p.m. Eastern Time, at the offices of SEI Investments Management Corporation, the investment adviser to the Funds, One Freedom Valley Drive, Oaks, Pennsylvania, 19456. Copies of the Prospectus may be obtained at no charge by calling the Trust at 1-800-DIAL-SEI.

The following documents are incorporated herein by reference:

1.             The Statement of Additional Information of the Trust relating to the Acquired Fund and the Class A and Class I Shares of the Surviving Fund dated July 31, 2010, as supplemented August 13, 2010.

2.             The Statement of Additional Information of the Trust relating to the Class D Shares of the Surviving Fund dated November [    ], 2010.

3.             The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund included in the Fund’s Annual Report for the period ended March 31, 2010 (the “Acquired Fund Annual Report”).  No other parts of the Acquired Fund Annual Report are incorporated herein by reference.

4.             The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Fund’s Annual Report for the period ended March 31, 2010 (the “Surviving Fund Annual Report”).  No other parts of the Surviving Fund Annual Report are incorporated herein by reference.

1

A.	General Information	3
B.	Additional Information About the Acquired Fund and the Surviving Fund	3
C.	Financial Statements	3
D.	Pro Forma Financial Statements (Unaudited)	4
E.	Miscellaneous	11

2

A.            General Information

The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization (the “Plan”), which contemplates the transfer of all the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund.  Currently, the Acquired Fund offers three separate share classes:  Class A Shares, Class D Shares and Class I Shares.  The Surviving Fund offers three separate share classes:  Class A Shares, Class D Shares and Class I Shares.  Accordingly, shareholders of the Class A Shares, Class D Shares and Class I Shares of the Acquired Fund will receive Class A Shares, Class D Shares and Class I Shares of the Surviving Fund, respectively, in connection with the Reorganization.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Fund.

After the transfer of all its assets and liabilities in exchange for shares of the Surviving Fund, the Acquired Fund will distribute the shares to its shareholders in liquidation of the Acquired Fund.  After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former shareholder of the Acquired Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquired Fund for each shareholder.  In connection with the Reorganization, all outstanding shares of the Acquired Fund will be cancelled, and the Acquired Fund will wind up its affairs and be terminated.  For further information about the Reorganization, see the Prospectus.

B.            Additional Information about the Acquired Fund and the Surviving Fund

The following documents are incorporated herein by reference:

1.             The Statement of Additional Information of the Trust relating to the Acquired Fund and the Class A and Class I Shares of the Surviving Fund dated July 31, 2010, as supplemented August 13, 2010.

2.             The Statement of Additional Information of the Trust relating to the Class D Shares of the Surviving Fund dated November [    ], 2010.

C.            Financial Statements

The following historical financial information regarding the Acquired Fund and Surviving Fund is incorporated herein by reference as follows:

1.  the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund included in the Acquired Fund Annual Report are hereby incorporated herein by reference to such Annual Report.  No other parts of the Acquired Fund Annual Report are incorporated herein by reference; and

2.  the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Surviving Fund Annual Report are hereby incorporated herein by reference to such Annual Report.  No other parts of the Surviving Fund Annual Report are incorporated herein by reference.

3

D.                                    Pro Forma Financial Information (Unaudited)

The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on March 31, 2010.

The unaudited pro forma combined schedule of investments and statement of assets and liabilities reflect the combined financial position of the Acquired Fund and Surviving Fund as of March 31, 2010.

The unaudited pro forma combined statement of operations for the period ended March 31, 2010, presents the combined results of operations of the Acquired Fund and Surviving Fund for the period ended March 31, 2010.  The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at March 31, 2010. These historical statements have been derived from the respective books of the Acquired Fund and Surviving Fund and records utilized in calculating daily net asset value at March 31, 2010, and for the twelve-month period then ended under auditing principles generally accepted in the United States of America in the investment company industry.

Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Surviving Fund for pre-combination periods will not be restated.  The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Acquired Fund and Surviving Fund incorporated by reference into this SAI.

4

Pro Forma Schedule of Investments (Unaudited)

SEI Asset Allocation Trust

Diversified Conservative Income Fund (Acquired Fund), Conservative Strategy Fund (Surviving Fund) and Pro Forma Combined Conservative Strategy Fund

March 31, 2010

	Diversified Conservative		Conservative
	Income Fund		Strategy Fund		Adjustments		Pro Forma
		Market Value		Market Value		Market Value		Market Value
	Shares	($ Thousands)	Shares	($ Thousands)	Shares	($ Thousands)	Shares	($ Thousands)
Description
Affiliated Investment Funds

Equity Funds
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A	—	$—	799,288	$6,586	—	$—	799,288	$6,586
SEI Institutional Managed Trust
Real Estate Fund, Class A	—	—	201,169	2,185	—	—	201,169	2,185
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	—	—	617,609	6,565	—	—	617,609	6,565
SEI Institutional Managed Trust
Large Cap Fund, Class A	852,567	9,387	199,161	2,193	—	—	1,051,728	11,580
SEI Institutional Managed Trust
Small Cap Fund, Class A	100,201	1,122	—	—	(100,201)	(1,122)	—	—
Total Equity Funds		10,509		17,529		(1,122)		$26,916

Fixed Income Funds
SEI Daily Income Trust
Short-Duration Government Fund, Class A	—	—	1,045,349	11,018	—	—	1,045,349	11,018
SEI Daily Income Trust
Ultra Short Bond Fund, Class A	—	—	2,140,347	19,841	—	—	2,140,347	19,841
SEI Institutional Managed Trust
Enhanced Income Fund, Class A	—	—	1,184,719	8,814	—	—	1,184,719	8,814
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	—	—	1,866,547	13,290	—	—	1,866,547	13,290
SEI Institutional Managed Trust
Real Estate Return Fund, Class A	—	—	639,086	6,614	—	—	639,086	6,614
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	2,255,569	23,323	1,069,238	11,056	—	—	3,324,807	34,379
Total Fixed Income Funds		23,323		70,633		—		93,956

Money Market Fund
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	9,118,371	9,118	23,131,648	23,132	100,201	1,122	32,350,220	33,372
Total Money Market Fund		9,118		23,132		1,122		33,372

Total Investments		$42,950		$111,294		$—		$154,244

5

Pro Forma Statement of Assets and Liabilities (Unaudited)

SEI Asset Allocation Trust

Diversified Conservative Income Fund (Acquired Fund), Conservative Strategy Fund (Surviving Fund) and Pro Forma Combined Conservative Strategy Fund

March 31, 2010

	Diversified	Conservative		Combined
	Conservative Income Fund	Strategy Fund	Adjustments	Pro Forma
Assets
Investments in Affiliated Funds, at Market Value*	$42,950	$111,294		$154,244
Income Distribution Receivable from Affiliated Funds	65	165		230
Receivable for Fund Shares Sold	5	—		5
Prepaid Expenses	4	11		15
Receivable from Administrator	1	9		10
Receivable for Investment Securities Sold	—	640		640
Total Assets	43,025	112,119		155,144

Liabilities
Payable for Investment Securities Purchased	743	1,293		2,036
Payable for Fund Shares Redeemed	43	406		449
Investment Advisory Fees Payable	4	9		13
Distribution Fees Payable	3	—		3
Administrative Servicing Fees Payable	1	—		1
Trustees’ Fees Payable	—	1		1
Accrued Expenses	7	20		27
Total Liabilities	801	1,729		2,530
Net Assets	$42,224	$110,390		$152,614
*Cost of investments in affiliated funds	41,075	110,093		151,168

Net Assets
Paid in Capital (unlimited authorization - no par value)	$47,168	$132,995		$180,163
Undistributed Net Investment Income	4	13		17
Accumulated Net Realized Loss on Investments	(6,823)	(23,819)		(30,642)
Net Unrealized Appreciation on Investments	1,875	1,201		3,076
Net Assets	$42,224	$110,390		$152,614

Class A Shares
Net Assets	34,179,041	108,272,231	(26,135)	142,425,136
Shares Outstanding	3,362,827	11,538,503	279,612	15,180,942
NAV, Offering and Redemption Price Per Share	$10.16	$9.38		$9.38

Class D Shares
Net Assets	2,629,249	—	(483)	2,628,767
Shares Outstanding	260,095	—	20,102	280,197
NAV, Offering and Redemption Price Per Share	$10.11	—		$9.38

Class I Shares
Net Assets	5,415,944	2,117,444	(1,382)	7,532,006
Shares Outstanding	533,976	222,427	34,942	791,345
NAV, Offering and Redemption Price Per Share	$10.14	$9.52		$9.52

6

Pro Forma Statement of Operations (Unaudited)

SEI Asset Allocation Trust

Diversified Conservative Income Fund (Acquired Fund), Conservative Strategy Fund (Surviving Fund) and Pro Forma Combined Conservative Strategy Fund

For the Year Ended March 31, 2010

	Diversified	Conservative
	Conservative Income Fund	Strategy Fund	Adjustments	Combined Pro Forma
Investment Income:
Income Distributions from Affiliated Funds	$943	$2,796	$—	$3,739

Expenses:
Administration Fees	83	220	—	303
Investment Advisory Fees Payable	42	110	—	152
Distribution Fees - Class D	38	—	—	38
Shareholder Servicing Fees - Class D	13	—	—	13
Administrative Servicing Fees - Class I	11	4	—	15
Trustees’ Fees	1	3	—	4
Chief Compliance Officer Fees	—	—	—	—
Registration Fees	9	23	—	32
Professional Fees	6	15	(5)	16
Printing Fees	4	12	—	16
Custodian Fees/Wire Agent Fees	1	3	—	4
Other Expenses	—	1	—	1
Total Expenses	208	391	(5)	594
Less:
Administration Fees Waived	(83)	(220)	—	(303)
Reimbursement from Administrator	(14)	(57)	(3)	(74)
Net Expenses	111	114	(8)	217
Net Investment Income	832	2,682	8	3,522
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Loss from Sales of Affiliated Funds	(2,453)	(6,197)	—	(8,650)
Capital Gain Distributions Received from Affiliated Funds	140	102	—	242
Net Change in Unrealized Appreciation from Affiliated Funds	8,657	21,885	—	30,542
Net Realized and Unrealized Gain from Affiliated Funds	6,344	15,790	—	22,134
Net Increase in Net Assets Resulting from Operations	$7,176	$18,472	$8	$25,656

7

Notes to Pro Forma Financial Statements

SEI Asset Allocation Trust

For the year ended March 31, 2010

1. Organization:

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with nineteen funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares; Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A and Class I Shares (formerly Class D Shares); Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

Per Board approval, the Trust will reorganize the seven Diversified Funds (the “Diversified Funds” or “Target Funds”) into four existing funds (the “GoalLink Funds” or “Acquiring Funds”) within the Trust.  This action is part of an effort to rationalize the product offering and ensure that investors are receiving the most current and optimal investment solutions offered by SEI Investments Management Corporation (“SIMC”).

8

The following table sets forth each Diversified Fund and the GoalLink Fund into which it will reorganize.

Target Fund	Acquiring Fund
Diversified Conservative Income Fund	Conservative Strategy Fund
Diversified Conservative Fund	Moderate Strategy Fund
Diversified Moderate Growth Fund	Market Growth Strategy Fund
Diversified Market Growth Fund	Market Growth Strategy Fund
Diversified U.S. Stock Fund	Aggressive Strategy Fund
Diversified Aggressive Growth Fund	Aggressive Strategy Fund
Diversified Aggressive Stock Fund	Aggressive Strategy Fund

For the purposes of these Pro Forma Financial Statements, the financial information covers the period from April 1, 2009 to March 31, 2010.

2.  Basis of Combination:

The accompanying unaudited Pro Forma Financial Statements Combining Schedules of Investments, Statements of Assets and Liabilities and Statements of Operations (“Pro Forma Financial Statements”) reflect the accounts of the Target Fund and the Acquiring Fund for the year ended March 31, 2010.  These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 2010.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Target Funds and the Acquiring Funds.  The Target Funds and the Acquiring Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of the Target Funds for Class A, Class D and Class I Shares of the Acquiring Funds.  Under generally accepted accounting principles, the Acquiring Funds will be the surviving entities for accounting purposes.

The Pro Forma Financial Statements have been adjusted to reflect certain other operating costs that have been adjusted to reflect anticipated expenses of the combined entities.  Other costs which may change as a result of the reorganizations are currently undeterminable.

All fees and expenses incurred directly in connection with the consummation of the Reorganization and the transactions contemplated by the Plan of Reorganization will be borne by the Acquiring Funds.

9

3. Security Valuation:

For purposes of calculating their daily net asset values (“NAV”), the Target Funds and the Acquiring Funds each generally values their investments as follows:

The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

4.  Federal Income Taxes

It is the intention of the Target Funds and the Acquiring Funds to continue to qualify as a regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the Pro Forma financial statements.

5.  Pro Forma Adjustments

The professional fees for the Combined Funds have been reduced to reflect the reduction in audit fees.  The Administration Fee Waivers have been increased to reflect the lower voluntary expense cap of the surviving fund.

10

E.                                      Miscellaneous

Independent Registered Public Accounting Firm

The audited financial statements of the Funds incorporated by reference into this SAI have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, to the extent indicated in their report thereon, which are included in the Annual Reports.

11

SEI ASSET ALLOCATION TRUST

One Freedom Valley Drive

Oaks, PA 19456

[November 30, 2010]

Dear Shareholder:

Enclosed are a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement and a proxy card for a special meeting of shareholders (the “Meeting”) of the Diversified Conservative Fund (the “Acquired Fund”), a series of SEI Asset Allocation Trust (the “Trust”).  The Board of Trustees of the Trust (the “Trust”), after careful consideration, has approved the reorganization of the Acquired Fund into the Moderate Strategy Fund, another series of the Trust that has similar investment objectives and strategies (the “Surviving Fund”).  The Meeting is scheduled for February 14, 2011 at 3:00 p.m. Eastern Time.  If you were a shareholder of record of the Acquired Fund as of the close of business on November 16, 2010, you are entitled to vote at the Meeting, and any adjournment of the Meeting.

The attached Prospectus/Proxy Statement is designed to give you information relating to the proposal upon which you will be asked to vote.  The Board of Trustees of the Trust, including the independent trustees, is recommending that you approve the reorganization.  We believe that this combination will benefit shareholders as follows:

•                  It will avoid the possibility of subjecting shareholders of the Acquired Fund to liquidation proceedings for the Acquired Fund due to a decline in asset levels;

•                  The Reorganization will provide shareholders of the Acquired Fund the opportunity to own shares of the Surviving Fund.  In contrast to the Acquired Fund, which is based on a static asset allocation model, the Surviving Fund incorporates an active asset allocation strategy that is always reflective of the investment adviser’s current investment ideas;

•                  The Acquired Fund and the Surviving Fund pursue similar investment objectives and possess similar investment strategies and are managed by the same investment adviser, providing for continuity of investment management; and

•                  The Reorganization is intended to be tax-free to the Acquired Fund and the Surviving Fund and to shareholders and will be accomplished in such a manner as to not dilute your investment.

Assuming approval of the reorganization, following the close of business on March 25, 2011, the Acquired Fund will be reorganized into the Surviving Fund such that each shareholder of the Acquired Fund will receive an amount of shares of the Surviving Fund equal in value to the shares of the Acquired Fund owned by such shareholder at the time of the closing of the reorganization.  We encourage you to support the Trustees’ recommendation to approve the proposal.  Before you vote, however, please read the full text of the Prospectus/Proxy Statement.

WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, WE NEED YOUR VOTE.  YOUR PROXY CARD SHOWS THE PROPOSAL ON WHICH YOU ARE BEING ASKED TO VOTE.  PLEASE REFER TO THE PROXY CARD ATTACHED TO THE ACCOMPANYING PROSPECTUS/PROXY STATEMENT FOR DETAILS ON HOW TO VOTE BY TELEPHONE OR BY LOGGING ON TO THE INTERNET.  IF YOU ARE UNABLE TO VOTE BY TELEPHONE OR ON

THE INTERNET, YOU MAY ALSO MARK, SIGN, AND DATE THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

YOUR VOTE IS IMPORTANT TO US.  PLEASE TAKE A FEW MINUTES TO REVIEW THE ACCOMPANYING PROSPECTUS/PROXY STATEMENT AND VOTE YOUR SHARES TODAY.

Thank you for your attention and consideration of this important proposal and for your investment in the Acquired Fund.  If you need additional information, please call shareholder services at 1-800-DIAL-SEI.

Sincerely,

Robert A. Nesher
President and Chief Executive Officer

ii

This section summarizes the primary features and consequences of the reorganization of the Diversified Conservative Fund (the “Acquired Fund”) into the Moderate Strategy Fund (the “Surviving Fund”) (the “Reorganization”).  To fully understand the Reorganization, you should read the accompanying Prospectus/Proxy Statement and Appendix A to the Prospectus/Proxy Statement.  This summary is qualified in its entirety by reference to the additional information contained elsewhere in the accompanying Prospectus/Proxy Statement, the Prospectuses and Statement of Additional Information relating to the Acquired Fund and the Surviving Fund and the form of the Agreement and Plan of Reorganization (the “Plan”), which is attached to the accompanying Prospectus/Proxy Statement as Appendix A.

Summary Questions and Answers

Q.                                   Why am I receiving the Prospectus/Proxy Statement?

A.                                    As more fully explained in the Prospectus/Proxy Statement, the Board of Trustees (the “Board”) of the Acquired Fund is seeking approval of the Reorganization of the Acquired Fund into the Surviving Fund.  The Board is soliciting your proxy to vote at the Acquired Fund’s Special Meeting of Shareholders and at any adjournments or postponements of the Special Meeting.  As a shareholder of the Acquired Fund you are being asked to approve the Reorganization.

Q.                                 Why is the Reorganization being proposed?

A.                                  The Acquired Fund was originally developed in 1996 and was designed to adhere to a strategic asset allocation.  As such, the Acquired Fund’s asset allocation has intentionally remained stable since its inception (except for periodic rebalancing).  The Surviving Fund was created in 2003 and was designed to implement a more active asset allocation strategy that is driven by SEI’s analysis of expected risk versus return.  Since the launch of the Surviving Fund, the Acquired Fund has experienced a significant decline in assets.  This evidences the preference of investors for the active asset allocation strategy of the Surviving Fund over the more strategic asset allocation approach of the Acquired Fund.  SEI Investments Management Corporation (“SIMC”), the adviser to the Acquired Fund and the Surviving Fund, expects this trend to continue, and, in the absence of the Reorganization, anticipates that it will need to seek Board approval to liquidate the Acquired Fund in the near future.

SIMC believes that the Reorganization is a better alternative for Acquired Fund shareholders than a liquidation. The Reorganization will provide shareholders of the Acquired Fund the opportunity to own shares of the Surviving Fund through what is intended to be a tax-free transaction, the completion of which requires no further action on the part of shareholders once the Reorganization is approved.  In contrast to the Acquired Fund, the Surviving Fund’s active asset allocation strategy evolves over time and is always reflective of SIMC’s current investment ideas.  The Surviving Fund was specifically developed to attempt to control for risk associated with broad market exposure through asset class diversification.  As a result, the Surviving Fund incorporates more asset classes than the Acquired Fund, as set forth in the “Additional Information About the Surviving Fund and the Acquired Fund” section of the Prospectus/Proxy Statement.  SIMC believes that these additional asset classes result in a superior balance between expected risk and return.

Q.                                   How will the Reorganization affect my account?

A.                                    If the Reorganization is approved by shareholders of the Acquired Fund, all of the Class A Shares, Class D Shares and Class I Shares of the Acquired Fund will be reorganized into Class A Shares, Class D Shares and Class I Shares of the Surviving Fund, respectively.  Your Acquired Fund shares are expected to be exchanged for an equivalent dollar amount of Surviving Fund shares. Your account registration and account options will remain the same unless you change them.

Q.                                   How does the performance of the Surviving Fund compare to the performance of the Acquired Fund?

A.                                    The tables below set forth a comparison of the Funds’ performance.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Fund and, as such, do not have a performance history.  Please see the “Additional Information About the Surviving Fund and the Acquired Fund” section of the enclosed Prospectus/Proxy Statement for a complete discussion of the performance of the Surviving Fund and the Acquired Fund.

Moderate Strategy Fund (Surviving Fund)	1 Year	5 Years	Since Inception*
Class A Shares Return Before Taxes	19.51%	1.24%	3.36%
Class A Shares Return After Taxes on Distributions	17.89%	-0.17%	2.05%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	12.94%	0.35%	2.21%
Class I Shares Return Before Taxes	19.17%	1.20%	3.51%

*                 Class A Shares and Class I Shares returns are shown since their inception on November 17, 2003.

Diversified Conservative Fund (Acquired Fund)	1 Year	5 Years	10 Years	Since Inception*
Class A Shares Return Before Taxes	18.51%	1.52%	2.27%	4.90%
Class A Shares Return After Taxes on Distributions	17.19%	0.01%	0.81%	3.23%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	11.99%	0.60%	1.20%	3.34%
Class D Shares Return Before Taxes	17.49%	0.50%	1.25%	3.81%
Class I Shares Return Before Taxes	18.72%	1.24%	2.07%	4.75%

*                 Class A Shares returns are shown since their inception on June 26, 1996.  Class D Shares returns are shown since their inception on June 21, 1996.  Class I Shares returns are shown since their inception on June 28, 2002; therefore, performance for the periods prior to June 28, 2002 is calculated using the performance of the Fund’s Class A Shares (adjusted for the higher expenses of the Class I Shares).

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. Each Fund’s investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information, please call 1-800-DIAL SEI.

You should consider carefully the information contained in the enclosed Prospectus/Proxy Statement, including the discussion of the Funds’ investment objectives, risks, charges and expenses.  Please read the enclosed Prospectus/Proxy Statement carefully before voting.

Q.                                   How do the fees of the Surviving Fund compare to the fees of the Acquired Fund?

A.                                    The table below sets forth a comparison of the Funds’ fees and expenses and voluntary fee waivers for the most recent fiscal year.  Although they have no current intention to do so, SIMC

iv

and its affiliates may discontinue all or part of the voluntary fee waivers identified below at any time.  Please see the “Synopsis” and “Additional Information About the Surviving Fund and the Acquired Fund” sections of the enclosed Prospectus/Proxy Statement for a complete discussion of the fees and expenses and voluntary waivers of the Surviving Fund and the Acquired Fund.

Annual Fund Operating Expenses (expenses that	Diversified Conservative Fund (Acquired Fund)			Moderate Strategy Fund (Surviving Fund)
you pay each year as a percentage of the value of your investment)	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares#	Class I Shares
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	None	0.75%	None	None	0.75%	None
Other Expenses	0.25%	0.50%	0.50%	0.26%	0.51%	0.51%
Acquired Fund Fees and Expenses (AFFE)*	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses	1.16%	2.16%	1.41%	1.17%	2.17%	1.42%
Total Annual Fund Operating Expenses (after voluntary fee waivers)	0.93%	1.93%	1.18%	0.93%	1.93%	1.18%
Total Annual Fund Operating Expenses (after voluntary fee waivers, excluding AFFE)*	0.12%	1.12%	0.37%	0.10%	1.10%	0.35%

*                                       AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by a Fund through its investments in underlying funds during the most recent fiscal year. Actual AFFE indirectly borne by a Fund will vary with changes in the allocation of the Fund’s assets among the underlying funds and with other events that directly affect the operating expenses of the underlying funds.

#                                         Fees and expenses for the current fiscal year.

Q.                                   Will there be any federal income tax consequences as a result of the Reorganization?

A.                                    The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming the Reorganization qualifies for such treatment, shareholders will not recognize taxable gain or loss as a result of the Reorganization for federal income tax purposes. As a condition to the closing of the Reorganization, the Acquired Fund and the Surviving Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Such opinion will be subject to receipt of and based on certain representations from the Funds.  Opinions of legal counsel are not binding on the Internal Revenue Service or the courts. You should separately consider any state, local and other tax consequences in consultation with your tax advisor.

Q.                                   What happens if the Reorganization is not approved by shareholders?

A.                                    If the Reorganization is not approved by shareholders of the Acquired Fund, then the Acquired Fund will remain in existence, and the Board will consider what, if any, additional steps to take, including consideration of the possibility of liquidating the Acquired Fund.  Moreover, the shareholders of the Acquired Fund will not benefit from an intended tax-free Reorganization into the Surviving Fund.

v

Q.                                   How does the Board of Trustees recommend that I vote on the proposal?

A.                                    The Board recommends that shareholders of the Acquired Fund vote “FOR” the proposed Reorganization. The factors considered by the Board in approving the Reorganization and recommending that you approve the proposal are discussed in more detail in the Prospectus/Proxy Statement.

Q.                                   How do I vote my shares?

A.                                    You may vote your shares by any of the following methods:

•                  Telephone: Call the telephone number provided on the proxy card attached to the enclosed Prospectus/Proxy Statement;

•                  Internet: Log on to the Internet as directed on the proxy card attached to the enclosed Prospectus/Proxy;

•                  Regular Mail:  If you are unable to vote by telephone or on the Internet, you can fill out the proxy card attached to the enclosed Prospectus/Proxy Statement and return it to us as directed on the proxy card; or

•                  Shareholder Meeting:  You may attend the shareholder meeting on February 14, 2011 and vote in person.

We would prefer that you vote by telephone or on the Internet, if possible, because that enables a quicker processing of proxy votes and reduces costs.  Please refer to the proxy card attached to the enclosed Prospectus/Proxy Statement for further instructions on how to vote.  Should you require additional information regarding the Reorganization or replacement of proxy cards, please call 1-800-DIAL-SEI. Whichever method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

vi

SEI ASSET ALLOCATION TRUST

Diversified Conservative Fund

One Freedom Valley Drive

Oaks, PA 19456

NOTICE OF

SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON FEBRUARY 14, 2011

To the Shareholders:

This is to notify you that a Meeting of Shareholders of the Diversified Conservative Fund (the “Acquired Fund”), a series of SEI Asset Allocation Trust (the “Trust”), will be held at the offices of SEI Investments Management Corporation (“SIMC”), the investment adviser to the Acquired Fund, One Freedom Valley Drive, Oaks, Pennsylvania 19456 at 3:00 p.m., Eastern Time, on February 14, 2011 for the following purpose:

1.                                      To approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund would transfer all of its assets and liabilities to the Moderate Strategy Fund in exchange for shares of the Moderate Strategy Fund and the distribution of such shares to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund, as described in the attached Prospectus/Proxy Statement.

2.                                      To transact such other business as may properly come before the Meeting.

The Proposal is discussed in the attached Prospectus/Proxy Statement. The Board of Trustees of the Trust recommends that shareholders of the Acquired Fund vote FOR the Proposal.

Shareholders of record at the close of business on November 16, 2010 are entitled to notice of, and to vote at, the Meeting or any adjournments thereof.  You are invited to attend the Meeting, but if you do not wish to do so, please vote by telephone, or by logging on to the Internet to vote electronically.  Please refer to the proxy card attached to the attached Prospectus/Proxy Statement for details.  If you are unable to vote by telephone, or on the Internet, you may also complete and sign the enclosed proxy card and return it in the accompanying envelope.  Your vote is important no matter how many shares you own.  You can vote easily and quickly by telephone, Internet, mail or in person at the Meeting.  Please vote as promptly as possible.

By Order of the Board of Trustees

Timothy D. Barto
Vice President and Secretary

Voting is important to ensure a quorum at the Meeting.  Please call 1-800-DIAL-SEI for more information or if you have any questions about attending the Meeting in person.  Proxies may be revoked at any time before they are exercised by submitting to the Secretary of the Trust at the address above a written notice of revocation, submitting a subsequently executed proxy card or by attending the Meeting and voting in person.  Attendance at the Meeting will not by itself serve to revoke a proxy.

viii

SEI ASSET ALLOCATION TRUST

One Freedom Valley Drive

Oaks, PA 19456

1-800-DIAL-SEI

PROSPECTUS/PROXY STATEMENT

November [7], 2010

Acquisition of the Assets and Liabilities of:

DIVERSIFIED CONSERVATIVE FUND

a series of SEI Asset Allocation Trust

By and in Exchange for Shares of:

MODERATE STRATEGY FUND

a series of SEI Asset Allocation Trust

This Prospectus/Proxy Statement is being furnished to shareholders of the Diversified Conservative Fund (the “Acquired Fund”), a series of SEI Asset Allocation Trust (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of the Trust (the “Board”). Under the Plan, shareholders of Class A Shares, Class D Shares and Class I Shares of the Acquired Fund will receive shares of Class A Shares, Class D Shares and Class I Shares of the Moderate Strategy Fund (the “Surviving Fund”), a series of the Trust, equal in aggregate value to the aggregate value of the assets transferred by the Acquired Fund to the Surviving Fund less the liabilities of the Acquired Fund that are assumed by the Surviving Fund, as of the closing date of the reorganization (the “Reorganization”). After the Reorganization is complete, the Acquired Fund will be terminated.  The Reorganization is expected to be completed after market close on or about March 25, 2011, such that shareholders of the Acquired Fund will become shareholders of the Surviving Fund on or about March 28, 2011.

The Board believes that the Reorganization is in the best interest of the Acquired Fund and its shareholders and that the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.  For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Acquired Fund and its shareholders.  Notwithstanding the fact that the Acquired Fund has three classes of shares outstanding, all shareholders of the Acquired Fund will vote together on the Proposal as a single class.

The Acquired Fund and the Surviving Fund are each a series of the Trust, which is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust currently consists of 19 separate series, including the Acquired Fund and the Surviving Fund.  SEI Investments Management Corporation (the “Adviser” or “SIMC”) serves as the investment adviser to the Acquired Fund and the Surviving Fund.  The Acquired Fund and the Surviving Fund seek to achieve their investment objectives by investing in a combination of SEI Funds (the “Underlying SEI Funds”) in accordance with each Fund’s target asset allocation.  Because the Funds invest in other mutual funds, each Fund is considered a “fund of funds.” Unless the context

1

requires otherwise, the Acquired Fund and the Surviving Fund are referred to herein collectively as the “Funds” (or individually as a “Fund”).

This Prospectus/Proxy Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Fund and the Surviving Fund and the Reorganization.  This Prospectus/Proxy Statement and the enclosures are being mailed to shareholders on or about November 30, 2010.

A Statement of Additional Information dated November [7], 2010, relating to this Prospectus/Proxy Statement and the Reorganization has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.  In addition, the following documents have been filed with the SEC and are incorporated herein by reference:

•                  The Class A Shares Prospectus for the Acquired Fund dated July 31, 2010, as supplemented August 13, 2010;

•                  The Class D Shares Prospectus for the Acquired Fund dated July 31, 2010, as supplemented August 13, 2010;

•                  The Class I Shares Prospectus for the Acquired Fund dated July 31, 2010, as supplemented August 13, 2010;

•                  The Class A Shares Prospectus for the Surviving Fund dated July 31, 2010;

•                  The Class D Shares Prospectus for the Surviving Fund dated [INSERT]; and

•                  The Class I Shares Prospectus for the Surviving Fund dated July 31, 2010.

Documents incorporated by reference into this Prospectus/Proxy Statement are legally considered part of this Prospectus/Proxy Statement.

In addition, the Class A Shares Prospectus and Class I Shares Prospectus for the Surviving Fund, each dated July 31, 2010, and the Class D Shares Prospectus for the Surviving Fund, dated [INSERT], accompany this Prospectus/Proxy Statement.  Additional information relating to the Acquired Fund and Surviving Fund is contained in the Statement of Additional Information for the Acquired Fund and the Class A Shares and Class I Shares of the Surviving Fund dated July 31, 2010, as supplemented August 13, 2010, in the Statement of Additional Information for the Class D Shares of the Surviving Fund dated [November    , 2010], and in each Fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2010.  The Statements of Additional Information and the Annual Reports have been filed with the SEC.

For a free copy of any of the documents described above, you may call 1-800-DIAL-SEI, or you may write to the Funds at the address listed on the cover of this Prospectus/Proxy Statement.  In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov.  You may review and copy documents at the SEC Public Reference Room in Washington, DC or the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604 and the SEC’s New York Regional Office located at 3 World Financial Center, Suite 400, New York, NY 10281-1022 (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520.  You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION

2

(“FDIC”) OR ANY OTHER GOVERNMENT AGENCY.  AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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SYNOPSIS

The Proposed Reorganization

Reasons for the Reorganization

Comparison of Investment Objectives and Strategies of the Acquired Fund and Surviving Fund

Comparison of Fundamental Investment Policies

Fees and Expenses

Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing

PRINCIPAL RISK FACTORS

INFORMATION ABOUT THE REORGANIZATION

Material Features of the Plan

Description of Reorganization Shares

Board Considerations for Approving the Reorganization

Federal Income Tax Consequences

Shareholder Rights, Description of the Securities to be Issued

Capitalization

ADDITIONAL INFORMATION ABOUT THE SURVIVING FUND AND THE ACQUIRED FUND

Performance History

Comparison of the Investment Objectives and Principal Investment Strategies of the Funds

Management of the Funds

More Information About Fees and Expenses of the Funds

Other Service Providers

Shareholder Information

Distribution Arrangements

FINANCIAL HIGHLIGHTS

VOTING INFORMATION

Record Date

Proxy Solicitation

Proxy Solicitation Costs

Quorum and Required Vote for the Proposal

Other Voting Information

4

Control Persons and Principal Holders of Securities

Shares Outstanding

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

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I.  SYNOPSIS

The following Synopsis provides a brief overview of the key points the Acquired Fund believes is typically of concern to shareholders considering a proposed transaction such as the Reorganization.  For further information and details about the proposed Reorganization, please see the entirety of the Prospectus/Proxy Statement that follows this Synopsis.

A.                                     The Proposed Reorganization.

The Reorganization involves the transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund.  Currently, the Acquired Fund offers three separate share classes:  Class A Shares, Class D Shares and Class I Shares.  The Surviving Fund offers three separate share classes:  Class A Shares, Class D Shares and Class I Shares.  Accordingly, shareholders of the Class A Shares, Class D Shares and Class I Shares of the Acquired Fund will receive Class A Shares, Class D Shares and Class I Shares of the Surviving Fund, respectively, in connection with the Reorganization.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Fund.

This transfer of assets and liabilities is expected to take place after market close on or about March 25, 2011.  The transfer of assets by the Acquired Fund will occur at their then-current market value as determined in accordance with the Acquired Fund’s valuation procedures, and shares of the Surviving Fund to be issued to the Acquired Fund will be valued at their then-current net asset value as determined in accordance with the Surviving Fund’s valuation procedures.  Class A Shares, Class D Shares and Class I Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund at the Effective Time (as defined below) in exchange for their Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.  After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund.  Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the Investment Company Act of 1940 (the “1940 Act”) will be terminated.

The Reorganization is intended to be tax-free for federal income tax purposes.  This means that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes.  This also means that it is intended that the Reorganization will be tax-free for the Surviving Fund.

With respect to the Acquired Fund, the Reorganization will not occur unless approved by holders of a majority of the outstanding voting securities of the Acquired Fund, as such term is defined in the 1940 Act and as described further below.  Notwithstanding the fact that the Acquired Fund has three classes of shares outstanding, all shareholders of the Acquired Fund will vote together on the Proposal as a single class.  The implementation of the Reorganization is subject to a number of conditions set forth in the Agreement and Plan of Reorganization (the “Plan”).  Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below.  For more information about the Reorganization, see “Information About the Reorganization” below.

The Acquired Fund will bear the costs and pay the expenses related to the preparation and assembly of this Prospectus/Proxy Statement and all mailing and other expenses associated with the proxy solicitation process and the Reorganization, which are expected to be approximately $28,000.  The payment of such fees and expenses will be considered an extraordinary fund expense and, therefore,

1

will not be subject to any voluntary expense limitation or reimbursement agreement in effect for the Acquired Fund and its share classes.

B.  Reasons for the Reorganization

The Acquired Fund was originally developed in 1996 and was designed to adhere to a strategic asset allocation.  As such, the Acquired Fund’s asset allocation has intentionally remained stable since its inception (except for periodic rebalancing).  The Surviving Fund was created in 2003 and was designed to implement a more active asset allocation strategy that is driven by SEI’s analysis of expected risk versus return.  Since the launch of the Surviving Fund, the Acquired Fund has experienced a significant decline in assets.  This evidences the preference of investors for the active asset allocation strategy of the Surviving Fund over the more strategic asset allocation approach of the Acquired Fund.  SEI Investments Management Corporation (“SIMC”), the adviser to the Acquired Fund and the Surviving Fund, expects this trend to continue, and, in the absence of the Reorganization, anticipates that it will need to seek Board approval to liquidate the Acquired Fund in the near future.

SIMC believes that the Reorganization is a better alternative for Acquired Fund shareholders than a liquidation. The Reorganization will provide shareholders of the Acquired Fund the opportunity to own shares of the Surviving Fund through what is intended to be a tax-free transaction, the completion of which requires no further action on the part of shareholders once the Reorganization is approved.  In contrast to the Acquired Fund, the Surviving Fund’s active asset allocation strategy evolves over time and is always reflective of SIMC’s current investment ideas.  The Surviving Fund was specifically developed to attempt to control for risk associated with broad market exposure through asset class diversification.  As a result, the Surviving Fund incorporates more asset classes than the Acquired Fund, as set forth in the “Additional Information About the Surviving Fund and the Acquired Fund” section of the Prospectus/Proxy Statement.  SIMC believes that these additional asset classes result in a superior balance between expected risk and return.

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
“FOR” THE PROPOSED REORGANIZATION

C.  Comparison of the Investment Objectives and Strategies of the Acquired Fund and Surviving Fund.

As shown below, the Acquired Fund and Surviving Fund have similar investment objectives.  These investment objectives are fundamental, which means that they may not be changed by the Funds’ Board of Trustees without shareholder approval.

	Surviving Fund	Acquired Fund
	Moderate Strategy Fund	Diversified Conservative Fund
Investment Objective	Capital appreciation, while managing the risk of loss.	Current income and an opportunity for capital appreciation through limited participation in the domestic and international equity markets.

As shown below, the Acquired Fund and Surviving Fund pursue similar principal investment strategies.  Each Fund invests in Underlying SEI Funds and, in turn, the Underlying SEI Funds invest in securities in specific asset classes.

2

Moderate Strategy Fund
(Surviving Fund)

Principal Investment Strategy	Asset Allocation

Through the Underlying SEI Funds, the Fund invests primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies.

Fund assets are allocated among the Underlying SEI Funds within the following percentage ranges:

U.S. Equity:  0%-50%
International Equity:  0%-25%
Real Estate:  0%-25%
Investment Grade Bonds and Money Market:  20%-100%
Non-Investment Grade Bond:  0%-35%

Diversified Conservative Fund
(Acquired Fund)

Principal Investment Strategy	Asset Allocation

At least 50% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. In so doing, the Fund invests in Underlying SEI Funds that primarily focus on U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in Underlying SEI Funds that, in turn, invest in junk bonds and non-dollar securities.  The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks.  The Fund will also invest in an Underlying SEI Fund that focuses on international stock securities in order to provide additional diversification. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money market investments.The Fund will also invest in an Underlying SEI Fund that focuses on international stock securities in order to provide additional diversification. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money market investments providing liquidity and facilitation of transactions.

Fund assets are allocated among the Underlying SEI Funds within the following percentage ranges: Equity: 15%-50% Fixed Income: 50%-80% Money Market: 0%-30%

For further information about the Funds’ investment objectives and strategies, see “Comparison of the Funds—Investment Objectives and Strategies” sub-section of the “Additional Information About the Surviving Fund and the Acquired Fund” section of this Prospectus/Proxy Statement.

D.                                    Comparison of Fundamental Investment Policies.

The Acquired Fund and the Surviving Fund have adopted certain fundamental investment policies.  Fundamental investment policies cannot be changed as to a Fund without the consent of the

3

holders of a majority of the outstanding voting securities of the Fund, as such term is defined in the 1940 Act; other investment policies can be changed without such consent of shareholders of the Fund.  Each Fund’s investment objective (as set forth above) is a fundamental investment policy of the Fund.  Except to the extent there are differences between the Acquired Fund’s investment objective and the Surviving Fund’s investment objective, there are no material differences among the Funds’ fundamental investment policies.

E.                                      Fees and Expenses.

Each of the Acquired Fund and the Surviving Fund incur certain costs as part of doing business.  These costs include “Management Fees” (which are paid to the Funds’ adviser for making investment decisions and continuously reviewing, supervising and administering the Funds’ investment programs), “Distribution Fees” (which are paid to the Funds’ distributor, by Class D Shares only, for the sale and distribution of shares), and “Other Expenses” (which include various other costs of doing business, such as administration fees paid to the Funds’ administrator for regulatory reporting, office space, equipment, personnel and facilities and certain other fees).  As you can see in the chart below, the Acquired Fund and the Surviving Fund currently have and after the Reorganization will have identical Management and Distribution fees and currently have and after the Reorganization will have substantially similar total annual fund operating expenses.

SIMC and its affiliates have also voluntarily agreed to waive portions of the management, distribution and administration fees for each Fund so that total annual fund operating expenses (excluding AFFE) do not exceed certain levels. AFFE are not waived because they are viewed as a cost of investing in the Underlying SEI Funds.  As a result of these voluntary fee waivers the total annual fund operating expenses for the most recent fiscal year (excluding AFFE) for Class A and I Shares of the Surviving Fund were lower by 0.02% than those for Class A and I Shares of the Acquired Fund.  SIMC and its affiliates currently intend to voluntarily waive fees and reimburse expenses of the Class D Shares of the Surviving Fund so that its total annual fund operating expenses (excluding AFFE) will be lower than that of Class D Shares of the Acquired Fund.  Although they have no current intention to do so, SIMC and its affiliates may discontinue all or part of these waivers at any time.

The following tables set forth: (i) the fees and expenses of the Class A Shares, Class D Shares and Class I Shares of the Diversified Conservative Fund as of March 31, 2010; (ii) the fees and expenses of the Class A Shares and Class I Shares of the Moderate Strategy Fund as of March 31, 2010; (iii) the fees and expenses of the Class D Shares of the Moderate Strategy Fund for the current fiscal year; and (iv) the estimated fees and expenses of the Class A Shares, Class D Shares and Class I Shares of the

4

Moderate Strategy Fund, on a pro forma basis after giving effect to the Reorganization, based on pro-forma combined assets as of March 31, 2010.

Please see the “More Information About Fees and Expenses of the Funds” sub-section of the “Additional Information About the Surviving Fund and the Acquired Fund” section of this Prospectus/Proxy Statement for the Funds’ actual total annual fund operating expenses for the most recent fiscal year.

Fee Tables and Expense Example for the Diversified Conservative Fund Reorganization

Annual Fund Operating Expenses (expenses that you pay each year as a	Diversified Conservative Fund			Moderate Strategy Fund			Pro-Forma Combined Moderate Strategy Fund
percentage of the value of your investment)	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares#	Class I Shares	Class A Shares	Class D Shares	Class I Shares
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	None	0.75%	None	None	0.75%	None	None	0.75%	None
Other Expenses	0.25%	0.50%	0.50%	0.26%	0.51%	0.51%	0.27%	0.51%	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses	1.16%†	2.16%†	1.41%†	1.17%†	2.17%†	1.42%†	1.18%	2.17%	1.42%

†                                          Because the Funds incurred AFFE during the most recent fiscal year, the operating expenses in these fee tables will not correlate to the expense ratio in the Funds’ financial statements because the financial statements include only the direct operating expenses incurred by the Funds, not the indirect costs of investing in Underlying SEI Funds.

#                                         Fees and expenses for the current fiscal year.

This Expense Example is intended to help you compare the cost of investing in the Diversified Conservative Fund with the cost of investing in the Surviving Fund on a pro forma combined basis and also allow shareholders to compare these costs with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Diversified Conservative Fund			Moderate Strategy Fund			Pro-Forma Combined Moderate Strategy Fund
	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
1 Year	$118	$219	$144	$119	$220	$145	$120	$220	$145
3 Years	$368	$676	$446	$372	$679	$449	$375	$679	$449
5 Years	$638	$1,159	$771	$644	$1,164	$776	$649	$1,164	$776
10 Years	$1,409	$2,493	$1,691	$1,420	$2,503	$1,702	$1,432	$2,503	$1,702

The projected post-Reorganization pro forma Annual Fund Operating Expenses and Expense Example presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place and (2) that certain fixed costs involved in operating the Acquired Fund will be eliminated.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because

5

expenses depend on a variety of factors, including the future level of the Surviving Fund’s assets, many of which are beyond the control of the Surviving Fund and the Adviser.

E.                                     Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing.

There are no material differences between the procedures for purchasing, redeeming and exchanging Class A Shares, Class D Shares and Class I Shares of the Surviving Fund and the procedures for purchasing, redeeming and exchanging Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.

Shareholders of the Acquired Fund may continue to redeem, purchase and exchange Fund shares at any time prior to the close of business on March 24, 2011.

The Acquired Fund and the Surviving Fund each intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards).  It is each of the Acquired Fund’s and the Surviving Fund’s policy to distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually.

You may purchase and redeem shares of the Funds on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).  The Funds calculate their net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time).  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received.  So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time.

In calculating NAV, the Funds generally value shares of the Underlying SEI Funds at their NAV and their other investments at market prices.  The Funds’ procedures for valuing their assets are the same.

II.  PRINCIPAL RISK FACTORS.

The principal risks of investments in the Acquired Fund and Surviving Fund are similar.  As with any mutual fund, loss of money is a risk of investing in the Funds.  Among the principal risks that could adversely affect the value of the Acquired Fund’s and the Surviving Fund’s shares and cause you to lose money on your investment are:

Principal Risks Applicable to the Acquired Fund and the Surviving Fund

Underlying Funds Risk	The value of an investment in each Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of each Fund’s assets among them.

Asset Allocation Risk	The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Fixed Income Market Risk

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Equity Market Risk	The risk that prices of stocks purchased by the Underlying SEI Funds will fall over short or extended periods of time.

6

Below Investment Grade Securities Risk	Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Foreign Investment/Emerging Markets Risk

The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Derivatives Risk

An Underlying SEI Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Underlying SEI Fund to lose more than the principal amount invested. An Underlying SEI Fund’s use of derivative instruments also involves risk of default by the counterparty of the instrument and the risk that the Underlying SEI Fund may be unable to sell the derivative instrument at an advantageous time or price.

Short Sales Risk

Short sales entered into by the Underlying SEI Funds expose each Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund’s and, therefore, a Fund’s share prices.

Small Capitalization Risk

The risk that small capitalization securities purchased by the Underlying SEI Funds may underperform other segments of the equity markets or the equity markets as a whole. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies.

The Surviving Fund has the following additional risks that are not applicable to the Acquired Fund.

Additional Principal Risks of the Surviving Fund Not Applicable to the Acquired Fund

U.S. Government Securities Risk

Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Real Estate Industry Risk

The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

7

III.  INFORMATION ABOUT THE REORGANIZATION

A.                                     Material Features of the Plan.

The Plan sets forth the terms and conditions of the Reorganization.  Material provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

At the consummation of the Reorganization, which is expected to occur at the close of business on or about March 25, 2011 (the “Effective Time”), all of the assets and liabilities of the Acquired Fund will be transferred to the Surviving Fund in exchange for shares of the Surviving Fund, such that at and after the Effective Time, the assets and liabilities of the Acquired Fund will become the assets and liabilities of the Surviving Fund.  The transfer of assets by the Acquired Fund will occur at their then-current market value as determined in accordance with the Acquired Fund’s valuation procedures and shares of the Surviving Fund to be issued to the Acquired Fund shall be valued at their then-current net asset value determined in accordance with the Surviving Fund’s valuation procedures.  Class A Shares, Class D Shares and Class I Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund in exchange for their Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Fund. After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund.  Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the 1940 Act will be terminated.

The Plan provides that the Board will declare a dividend or dividends with respect to the Acquired Fund prior to the Effective Time.  This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the Acquired Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time.  The shareholders of the Acquired Fund will recognize ordinary income and capital gains with respect to this distribution and such income and gains may be subject to federal, state and/or local taxes.

Prior to the Effective Time, the Adviser reserves the right to sell portfolio securities and/or purchase other securities for the Acquired Fund, to the extent necessary so that the asset composition of the Acquired Fund is consistent with the investment policies and restrictions of the Surviving Fund.  To the extent the Acquired Fund sells securities at a gain, current shareholders may receive a capital gain dividend.  Transaction costs associated with any such purchases and sales, if any, will be borne by the Acquired Fund, which would result in a decrease in the Acquired Fund’s net asset value.

The stock transfer books of the Trust with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time.  Redemption requests received thereafter by the Trust with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to the Plan.  If any shares of the Acquired Fund are represented by a share certificate, the certificate must be surrendered to the Trust’s transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to the Plan will be redeemed.  The Surviving Fund does not expect to issue share certificates with respect to the Surviving Fund.  Any special options relating to a shareholder’s account in the Acquired Fund will transfer over to the Surviving Fund without the need for the shareholder to take any action.

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The Reorganization is subject to a number of conditions as set forth in the Plan, a form of which is attached hereto as Appendix A.  Except as set forth below, the Trust, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of the Acquired Fund or the Surviving Fund under the Plan if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the shareholders of the Surviving Fund.  Certain conditions under the Plan cannot be waived by the Trust, including the conditions that the Reorganization be approved by the shareholders of the Acquired Fund and that the Funds receive a favorable tax opinion from Morgan, Lewis & Bockius LLP.  The Board may abandon the Plan and the Reorganization at any time for any reason prior to the Effective Time.  The Plan further provides that, at any time prior to the Reorganization, the Funds may amend any of the provisions of the Plan; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund shares to be issued to the Acquired Fund’s shareholders under the Plan to the detriment of the Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of the Acquired Fund and the Surviving Fund.

The Acquired Fund will bear the expenses incurred in connection with the Reorganization, including the costs of the proxy solicitation and tabulation.  The estimated aggregate costs are $28,000. The payment of such fees and expenses will be considered an extraordinary fund expense by the Acquired Fund and, therefore, will not be subject to any voluntary expense limitation or reimbursement agreement in effect for the Acquired Fund and its share classes.

The Trustees of the Acquired Fund have voted to approve the proposed Reorganization.  The Trustees recommend that shareholders of the Acquired Fund also approve the proposed Reorganization.  Notwithstanding the fact that the Acquired Fund has three classes of shares outstanding, all shareholders of the Acquired Fund will vote together on the Proposal as a single class.  The actions contemplated by the Plan and the related matters described therein will be consummated only if approved by holders of a majority of the outstanding voting securities of the Acquired Fund, as such term is defined in the 1940 Act and as described further below.

B.                                     Description of Reorganization Shares.

Shares of the Surviving Fund will be issued to the Acquired Fund’s shareholders in accordance with the Plan.  Class A Shares, Class D Shares and Class I Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund at the Effective Time in exchange for their Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.  There are no material differences in the transactional or other procedures between the Class A Shares, Class D Shares and Class I Shares of the Acquired Fund and the Class A Shares, Class D Shares and Class I Shares of the Surviving Fund.

For additional information about the Surviving Fund’s shares, see “Additional Information about the Funds—Shareholder Information” sub-section of the “Additional Information About the Surviving Fund and the Acquired Fund” section of this Prospectus/Proxy Statement.

C.                                    Board Considerations for Approving the Reorganization.

The Board considered the Reorganization at a meeting held on September 14-16, 2010, and the Board, including a majority of the Trustees who are not “interested persons” of the Trust as that term is defined in the 1940 Act, approved the Plan.  In approving the Reorganization, the Board determined that (i) participation in the Reorganization is in the best interest of the Acquired Fund and its shareholders; and (ii) the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.

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In making this determination, the Board considered a number of factors, including:

•                  the future prospects of the Acquired Fund if the Reorganization was not effected, including the Acquired Fund’s continuing viability as a stand-alone series of the Trust given its declining asset base;

•                  the similarity of the investment objective and investment strategies of the Acquired Fund to those of the Surviving Fund, and the resulting overlap in Underlying SEI Fund holdings;

•                  that the current management fee and administration fee with respect to the Acquired Fund is identical to that of the Surviving Fund;

•                  the Surviving Fund’s projected total annual fund operating expenses after the Reorganization as compared to the Acquired Fund’s current total annual fund operating expenses;

•                  SIMC and its affiliates’ voluntary agreement to waive fees will reduce the Surviving Fund’s operating expenses, exclusive of fees associated with the purchase of the Underlying SEI Funds, to a level lower than the Acquired Fund’s current total annual fund operating expenses, exclusive of fees associated with the purchase of the Underlying SEI Funds;

•                  SIMC’s and its affiliates’ representation that they have no current intention to change the voluntary fee waivers for the Class A, D and I Shares of the Surviving Fund after the Reorganization;

•                  the performance of the Surviving Fund as compared to the performance of the Acquired Fund;

•                  the reasonableness of the terms of the Plan; and

•                  that the Reorganization is intended to be tax-free for U.S. Federal income tax purposes for shareholders of the Acquired Fund.

The Board of the Surviving Fund has also determined that (i) participation in the Reorganization is in the best interest of the Surviving Fund and its shareholders; and (ii) the interests of the Surviving Fund’s shareholders will not be diluted as a result of the Reorganization.

D.                                    Federal Income Tax Consequences.

The Acquired Fund and the Surviving Fund each intends to qualify as of the Effective Time as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes.  Consummation of the transaction is subject to the condition that the Trust receive an opinion from Morgan, Lewis & Bockius LLP, subject to appropriate factual assumption and customary representations, to the effect that for federal income tax purposes:

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(1)          The transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund and the distribution to shareholders of the Acquired Fund of shares of the Surviving Fund, as described in the Plan, will constitute a tax-free “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund each will be considered “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)          No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for the issuance of shares of the Surviving Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any, or upon the distribution by the Acquired Fund to its shareholders of shares of the Surviving Fund received as a result of the Reorganization;

(3)          No gain or loss will be recognized by the Surviving Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for the issuance of shares of the Surviving Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any;

(4)          The aggregate adjusted tax basis of the Surviving Fund shares received by a shareholder of the Acquired Fund will be the same as the tax basis of the shareholder’s Acquired Fund shares immediately prior to the Reorganization;

(5)          The adjusted tax basis of the assets received by the Surviving Fund pursuant to the Reorganization will be the same as the tax basis of the assets in the hands of the Acquired Fund immediately before the Reorganization;

(6)          The holding period for the shares of the Surviving Fund received by the Acquired Fund’s shareholders will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the shareholder held such shares of the Acquired Fund as capital assets; and

(7)          The holding period for the Surviving Fund with respect to the assets of the Acquired Fund received in the Reorganization will include the period for which such assets were held by the Acquired Fund.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) an Acquired Fund or Surviving Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

As of March 31, 2010, the Acquired Fund had unutilized capital loss carryforwards of approximately $11,642.  The final amount of unutilized capital loss carryforwards for the Acquired Fund is subject to change and will not be finally determined until the Effective Time of the Reorganization.  Under Section 382 of the Code, the ability of the Surviving Fund to fully utilize the capital loss carryforwards of the Acquired Fund may be limited because the Reorganization will result in a change in control of the Acquired Fund.  Therefore, the capital loss carryforwards that may be utilized as tax deductions by the Surviving Fund will be limited each taxable year to an amount equal to the value of the capital stock of the Acquired Fund at the time of the Reorganization multiplied by an interest rate

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set monthly by the Internal Revenue Service (“IRS”) that approximates a tax-exempt bond yield.  Such capital loss carryforwards of the Acquired Fund will expire in either 2017 or 2018.

The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the IRS.  The opinion to be received from Morgan, Lewis & Bockius LLP, with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

E.                                     Shareholder Rights, Description of the Securities to be Issued.

The Trust is organized as a Massachusetts business trust.  The Acquired Fund and the Surviving Fund are each a series of the Trust and, therefore, shareholders of the Acquired Fund and the Surviving Fund are shareholders of the same legal entity, the Trust.  The Trust’s Agreement and Declaration of Trust (“Declaration of Trust”), the Trust’s governing document, does not afford any rights to the shareholders of the Surviving Fund that differ in any material respect from the rights afforded to the shareholders of the Acquired Fund.

Each share in the Surviving Fund represents an equal proportionate interest in the Surviving Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Surviving Fund as are declared in the discretion of the Trust’s Board.  When sold in accordance with the Declaration of Trust, and for the consideration described in its registration statement, shares of the Surviving Fund will be fully paid and non-assessable.

Surviving Fund shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion.  In the event of a liquidation or dissolution of the Surviving Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Surviving Fund and a proportionate distribution, based upon the relative asset values of the Trust’s series, of any general assets of the Trust not belonging to any particular series of the Trust which are available for distribution.  In the event of a liquidation or dissolution of the Trust, its shareholders will be entitled to the same distribution process.

The Declaration of Trust does not prescribe any rights or privileges to the Class A Shares, Class D Shares and Class I Shares of the Surviving Fund that differ in any material respect from the rights or privileges prescribed to the Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.

F.                                     Capitalization.

The Surviving Fund’s total capitalization before the Reorganization is, and after the Reorganization will be, greater than the current capitalization of the Acquired Fund.  The following table sets forth:

(1)                                the capitalization of each share class of the Acquired Fund as of March 31, 2010 (audited);

(2)                                  the capitalization of Class A Shares and Class I Shares of the Surviving Fund as of March 31, 2010 (audited); and

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(3)                                  the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization as if the Reorganization occurred on March 31, 2010 (unaudited).

	Diversified Conservative Fund (Acquired Fund)	Moderate Strategy Fund (Surviving Fund)		Adjustments	Pro-Forma Combined Moderate Strategy Fund
Net Assets

Class A Shares	$38,225,081	$305,249,162		$(27,179)	$343,447,064	*
Class D Shares	$2,977,420	N/A	***	$(235)	$2,977,185	*
Class I Shares	$5,325,925	$2,074,806		$(586)	$7,400,145	*

Shares Outstanding

Class A Shares	4,245,729	31,194,604		(339,359)	35,100,974	**
Class D Shares	331,233	N/A	***	(26,959)	304,274	**
Class I Shares	592,661	207,358		(60,383)	739,636	**

Net Asset Value Per Share

Class A Shares	$9.00	$9.79			$9.79
Class D Shares	$8.99	N/A	***		$9.79
Class I Shares	$8.99	$10.01			$10.01

*

Figure reflects the costs associated with the Reorganization (estimated to be approximately $28,000) which will be borne by the shareholders of the Acquired Fund if the Reorganization is approved and completed. These costs are allocated pro rata.

**	Figure reflects the issuance by the Surviving Fund of approximately 426,701 shares to the Acquired Fund’s shareholders in connection with the Reorganization.
***	Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Fund.

This information is for informational purposes only.  There is, of course, no assurance that the Reorganization will be consummated.  Moreover, if consummated, the capitalization of the Acquired Fund and the Surviving Fund is likely to be different at the Effective Time as a result of market movements and daily share purchase and redemption activity in the Funds.  Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.

IV.  ADDITIONAL INFORMATION ABOUT THE

SURVIVING FUND AND THE ACQUIRED FUND

A.                                     Performance History.

Set forth below is past performance information for the Surviving Fund and the Acquired Fund.  A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  As set forth below, the Surviving Fund has had performance substantially similar to the Acquired Fund over the past one and five year periods ended December 31, 2009.

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Moderate Strategy Fund (Surviving Fund)

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Class D Shares of the Fund are newly created, and do not have a performance history.  Because Class D Shares of the Fund invest in the same portfolio of securities as the Class A Shares and Class I Shares, returns for the Class D Shares would have been substantially similar to those of the Class A Shares and Class I Shares.  Performance (both before and after taxes) would have differed only to the extent that the Class D Shares have higher expenses than the Class A Shares and Class I Shares.

Yearly Performance — Class A Shares

This chart provides some indication of the risks of investing in the Fund by showing changes in the Class A Shares’ performance from year to year for the past six calendar years.

2004	11.17%
2005	5.49%
2006	12.07%
2007	1.69%
2008	-25.95%
2009	19.51%

Best Quarter:	Worst Quarter:
11.95%	-17.19%
(06/30/09)	(12/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was 6.62%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund’s average annual total returns to those of a broad-based index and three additional indices: the Barclays Capital U.S. Aggregate Bond Index, the Morgan Stanley Capital International (MSCI) EAFE Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index.  The Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A Shares only, and would be different for the other share classes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Moderate Strategy Fund	1 Year	5 Years	Since Inception*
Class A Shares Return Before Taxes	19.51%	1.24%	3.36%
Class A Shares Return After Taxes on Distributions	17.89%	-0.17%	2.05%

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Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	12.94%	0.35%	2.21%
Class I Shares Return Before Taxes	19.17%	1.20%	3.51%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	2.92%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.97%
Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	31.78%	3.54%	7.38%
Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	0.21%	3.02%	2.72%

*                      Class A Shares and Class I Shares returns are shown since their inception on November 17, 2003.  Index returns are shown from November 30, 2003.

Diversified Conservative Fund (Acquired Fund)

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Please note that the Fund’s Class I Shares commenced operations on June 28, 2002; therefore, performance for the periods prior to June 28, 2002 is calculated using the performance of the Fund’s Class A Shares (adjusted for the higher expenses of the Class I Shares).

Yearly Performance — Class A Shares

This chart provides some indication of the risks of investing in the Fund by showing changes in the Class A Shares’ performance from year to year for the past ten calendar years.

2000	0.76%
2001	-3.85%
2002	-3.20%
2003	14.78%
2004	7.88%
2005	4.63%
2006	9.09%
2007	4.21%
2008	-23.51%
2009	18.51%

Best Quarter:	Worst Quarter:
11.03%	-11.91%
(06/30/09)	(12/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was 6.79%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund’s average annual total returns to those of a broad-based index and the Fund’s 32/8/60 Blended Benchmark, which consists of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Barclays Capital U.S. Aggregate Bond Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, MSCI EAFE Index and Barclays Capital U.S.

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Aggregate Bond Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a useful comparison to the Fund’s overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A Shares only, and would be different for the other share classes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Diversified Conservative Fund	1 Year	5 Years	10 Years	Since Inception*
Class A Shares Return Before Taxes	18.51%	1.52%	2.27%	4.90%
Class A Shares Return After Taxes on Distributions	17.19%	0.01%	0.81%	3.23%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	11.99%	0.60%	1.20%	3.34%
Class D Shares Return Before Taxes	17.49%	0.50%	1.25%	3.81%
Class I Shares Return Before Taxes	18.72%	1.24%	2.07%	4.75%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%	6.33%
The Fund’s 32/8/60 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	14.70%	3.73%	3.91%	6.34%

*                      Class A Shares returns are shown since their inception on June 26, 1996.  Class D Shares returns are shown since their inception on June 21, 1996.  Class I Shares returns are shown since their inception on June 28, 2002; therefore, performance for the periods prior to June 28, 2002 is calculated using the performance of the Fund’s Class A Shares (adjusted for the higher expenses of the Class I Shares).  Index returns are shown from June 30, 1996.

B.  Comparison of the Investment Objectives and Principal Investment Strategies of the Funds.

The following is a comparison of the investment objectives and principal investment strategies of the Funds.  The Acquired Fund and the Surviving Fund seek to achieve their investment objectives by investing in a combination of Underlying SEI Funds in accordance with each Fund’s target asset allocation.  Because the Funds invest in other mutual funds, each Fund is considered a “fund of funds.”

MODERATE STRATEGY FUND (Surviving Fund)	DIVERSIFIED CONSERVATIVE FUND (Acquired Fund)

Investment Objective	Investment Objective
Capital appreciation, while managing the risk of loss.	Current income and an opportunity for capital appreciation through limited participation in the domestic equity markets.

Principal Investment Strategies	Principal Investment Strategies

The Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC. The Fund is appropriate for investors seeking shorter-term investments of 2 to 5 years.

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The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government.

At least 50% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, in an attempt to provide current income. Under normal conditions, this portion of the Fund’s assets is allocated to Underlying SEI Funds that invest primarily in U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in Underlying SEI Funds that, in turn, invest in below investment grade bonds (junk bonds) and non-dollar securities.

A moderate allocation to an Underlying SEI Fund that focuses on money market investments provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.

The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies.

The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. common stocks. This investment provides exposure to distinct styles of equity fund management thus lowering the risks associated with any one particular management style. While the equity component of the Fund emphasizes Underlying SEI Funds that focus on large cap securities, this Fund will also invest in Underlying SEI Funds that focus on small cap securities seeking diversification and enhanced returns over the longer term.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:	SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

U.S. Equity (0-50%)	Equity (10-50%)

SIMT Large Cap Fund

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT U.S. Managed Volatility Fund

SIMT Global Managed Volatility Fund

SIMT Small Cap Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

International Equity (0-25%)

SIMT Large Cap Fund

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT Small Cap Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

Fixed Income (50-65%)

SIMT Core Fixed Income Fund

SIMT U.S. Fixed Income Fund

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SIT Emerging Markets Equity Fund

SIT International Equity Fund

Real Estate 0-25%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market (20-100%)

SDIT Ultra Short Duration Bond Fund

SDIT Short-Duration Government Fund

SDIT Intermediate-Duration Government Fund

SIMT Core Fixed Income Fund

SIMT Enhanced Income Fund

SIMT U.S. Fixed Income Fund

SIMT Real Return Fund

SLAT Prime Obligation Fund

Non-Investment Grade Bonds (0-35%)

SIT Emerging Markets Debt Fund

SIMT High Yield Bond Fund

SIMT Real Return Fund Money Market (0-30%) SLAT Prime Obligation Fund

Shared Principal Investment Strategies

Each Fund will normally invest at least 90% of its assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class.

In order to achieve its investment objective, SIMC allocates each Fund’s assets among the Underlying SEI Funds.  Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, domestic or foreign fixed income securities or money market instruments.  These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change each Fund’s allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with such Fund’s objective. Each Fund will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income.

C.            Management of the Funds

1.             Investment Adviser

SIMC, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds.  SIMC is a wholly-owned subsidiary of SEI Investments Company (“SEI”).  For managing each Fund, SIMC is entitled to receive a management fee at an annual percentage rate equal to 0.10% of each Fund’s average daily net assets.  Upon consummation of the Reorganization, the investment advisory fee paid to SIMC with respect to the Surviving Fund will remain the same.

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2.             Portfolio Management

The Funds are managed by two investment professionals, as identified below.

John J. McCue has served as Director of Portfolio Implementations for SIMC since 1995 and served as Director of Money Market Investments from 2003 to 2005.  Mr. McCue is responsible for the implementation of the Funds’ asset allocation strategies and has served as a portfolio manager of the Funds since their inception.

James R. Solloway has served as Senior Portfolio Manager for SIMC since 2009.  Prior to joining SIMC, Mr. Solloway served as an Executive Director of Morgan Stanley Investment Management Company, beginning in 1998.  Mr. Solloway is responsible for developing the asset allocation strategies for the Funds and has served as a portfolio manager of the Funds since 2009.

D.  More Information About Fees and Expenses of the Funds

The Funds’ actual total annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Funds as a result of their investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amounts shown in the “Fees and Expenses” sub-section of the “Synopsis” section of this Prospectus/Proxy Statement because SIMC, the Funds’ administrator and/or the Funds’ distributor, voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.  In addition, SIMC, the Funds’ administrator and/or the Funds’ distributor currently intend to voluntarily waive fees and reimburse expenses of the Class D Shares of the Surviving Fund in order to maintain the Class D Shares’ total annual fund operating expenses for the current fiscal year at 1.10%.  The voluntary waivers of SIMC, the Funds’ administrator and the Funds’ distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE).  SIMC, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Funds’ actual total annual fund operating expenses were as follows:

Fund Name	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE*)
Moderate Strategy Fund (Surviving Fund)
Class A Shares	1.19%	0.93%	0.10%
Class D Shares**	N/A	N/A	N/A
Class I Shares	1.44%	1.18%	0.35%
Diversified Conservative Fund (Acquired Fund)
Class A Shares	1.16%	0.93%	0.12%
Class D Shares	2.17%	1.93%	1.12%
Class I Shares	1.41%	1.18%	0.37%

*  AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by a Fund through its investments in the Underlying SEI Funds during the most recent fiscal year.  Actual AFFE indirectly borne by a Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds.

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**  Not active during the prior fiscal year.  SIMC, the Funds’ administrator and/or the Funds’ distributor currently intend to voluntarily waive fees and reimburse expenses of the Class D Shares of the Surviving Fund in order to maintain the Class D Shares’ total annual fund operating expenses (exclusive of AFFE) for the upcoming fiscal year at 1.10%.

E.  Other Service Providers.

The Funds’ other service providers are the same.  These entities are listed below.

SEI Investments Global Funds Services One Freedom Valley Drive Oaks, Pennsylvania 19456	Administrator and Transfer Agent

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(maintains custody of uncertificated shares of Underlying SEI Funds)

U.S. Bank National Association

425 Walnut Street

Cincinnati, Ohio 45202

Custodians

SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Distributor

KPMG LLP 1601 Market Street Philadelphia, Pennsylvania 19103	Independent Registered Public Accounting Firm

F.  Shareholder Information.

Shareholder information, such as pricing of Fund shares, purchase and redemption of Fund shares, dividends and distributions, frequent purchases and redemption of Fund shares, and tax consequences of buying and selling shares, for the Class A Shares, Class D Shares and Class I Shares of the Surviving Fund is not materially different than the shareholder information for the Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.  A summary of this information is included below.  More detailed shareholder information is contained in the (i) Class A Shares Prospectus for the Acquired Fund, the Class D Shares Prospectus for the Acquired Fund and the Class I Shares Prospectus for the Acquired Fund, each dated July 31, 2010, as supplemented August 13, 2010, which are incorporated herein by reference; (ii) Class A Shares Prospectus for the Surviving Fund and the Class I Shares Prospectus for the Surviving Fund, each dated July 31, 2010, which are incorporated herein by reference and accompany this Prospectus/Proxy Statement; (iii) Class D Shares Prospectus for the Surviving Fund, dated [November    , 2010], which is incorporated herein by reference and accompanies this Prospectus/Proxy Statement; (iv) the Statement of Additional Information for the Acquired Fund and the Class A Shares and Class I Shares of the Surviving Fund dated July 31, 2010, as supplemented August 13, 2010; and (v) the Statement of Additional Information for the Class D Shares of the Surviving Fund dated [November    , 2010].  A free copy of these documents is available upon request as described on the second page of this Prospectus/Proxy Statement.

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1.  Purchase and Redemption of Fund Shares

You may purchase and redeem shares of the Funds on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).  The Funds calculate their net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time).  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received.  So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time.  The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Class A Shares of the Funds are offered to tax-advantaged and other retirement accounts.  Class D Shares of the Funds are offered to tax-advantaged and other retirement accounts through banks, broker-dealers and other financial institutions and intermediaries that have entered into an agreement with the Funds’ distributor to sell Class D Shares to their customers.  Class I Shares of the Funds are offered to financial institutions and intermediaries for their own or their customers’ accounts.

The minimum initial investment for Class A Shares of the Funds is $100,000 with minimum subsequent investments of $1,000. The minimum initial investment for Class D Shares of the Funds is $150,000 with minimum subsequent investments of $1,000.  The minimum initial investment for Class I Shares of the Funds is $100,000 with minimum subsequent investments of $1,000.  In each case, the Funds may accept smaller amounts at their discretion.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading.  The Funds’ transfer agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.  A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more “round trips” in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

2.  Pricing of Fund Shares

In calculating NAV, the Funds generally value shares of the Underlying SEI Funds at their NAV and their other investments at market prices.  Securities held by the Underlying SEI Funds for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.  When a security is valued in accordance with the Fair Value Procedures, the Trust’s Fair Value Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the

21

unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

3.  Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.  The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash.  Your current dividend and distribution election will not change at the consummation of the Reorganization.

G.  Distribution Arrangements.

Shares of the Funds are offered on a continuous basis through the Trust’s principal underwriter, SIDCo.  SIDCo. receives no compensation for distributing the Funds’ Class A Shares and Class I Shares.

The Funds have adopted a distribution plan that allows the Funds to pay SIDCo. distribution fees for the sale and distribution of their Class D Shares.  Because these fees are paid out of the Funds’ assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class D Shares, the distribution fee is 0.75% of the average daily net assets of each Fund, and the shareholder servicing fee may be up to 0.25% of average daily net assets of each Fund.  These fees will continue to be accrued by the Class D Shares of the Acquired Fund up until the time that the Reorganization is consummated.

Class I Shares of the Funds may pay administrative servicing fees up to 0.25% of the average daily net assets of each Fund.

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V.  FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the past five years. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions).  Class D Shares of the Surviving Fund are newly created, and do not have a financial history.  This information has been derived from each Fund’s financial statements, which have been audited by KPMG LLP, whose reports, along with the Funds’ financial statements, are included in each Fund’s Annual Report to shareholders dated March 31, 2010.  A free copy of these Annual Reports is available upon request as described on the second page of this Prospectus/Proxy Statement.

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Diversified Conservative Fund
Class A
2010	$7.25	$0.20	$1.78	$1.98	$(0.23)	$—	$(0.23)	$9.00	27.51%	$38,225	0.12%	2.34%	0.35%	158%
2009	10.06	0.33	(2.65)	(2.32)	(0.34)	(0.15)	(0.49)	7.25	(23.40)	34,445	0.12	3.69	0.35	91
2008	11.03	0.38	(0.60)	(0.22)	(0.50)	(0.25)	(0.75)	10.06	(2.28)	64,565	0.12	3.49	0.34	24
2007	10.97	0.37	0.57	0.94	(0.41)	(0.47)	(0.88)	11.03	8.79	80,537	0.12	3.34	0.35	32
2006	10.48	0.30	0.55	0.85	(0.30)	(0.06)	(0.36)	10.97	8.21	94,597	0.12	2.80	0.36	43

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Diversified Conservative Fund
Class D
2010	$7.24	$0.11	$1.78	$1.89	$(0.14)	$—	$(0.14)	$8.99	26.24%	$2,977	1.12%	1.34%	1.36%	158%
2009	10.03	0.24	(2.63)	(2.39)	(0.25)	(0.15)	(0.40)	7.24	(24.06)	3,757	1.12	2.77	1.35	91
2008	11.01	0.27	(0.61)	(0.34)	(0.39)	(0.25)	(0.64)	10.03	(3.37)	5,099	1.12	2.50	1.34	24
2007	10.96	0.26	0.56	0.82	(0.30)	(0.47)	(0.77)	11.01	7.62	6,559	1.12	2.34	1.35	32
2006	10.47	0.19	0.56	0.75	(0.20)	(0.06)	(0.26)	10.96	7.15	8,942	1.12	1.80	1.36	43

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

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	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Diversified Conservative Fund
Class I
2010	$7.24	$0.18	$1.78	$1.96	$(0.21)	$—	$(0.21)	$8.99	27.24%	$5,326	0.37%	2.12%	0.60%	158%
2009	10.04	0.31	(2.64)	(2.33)	(0.32)	(0.15)	(0.47)	7.24	(23.54)	4,322	0.37	3.54	0.60	91
2008	11.02	0.35	(0.61)	(0.26)	(0.47)	(0.25)	(0.72)	10.04	(2.63)	5,995	0.37	3.23	0.59	24
2007	10.96	0.34	0.57	0.91	(0.38)	(0.47)	(0.85)	11.02	8.54	8,010	0.37	3.12	0.60	32
2006	10.47	0.27	0.56	0.83	(0.28)	(0.06)	(0.34)	10.96	7.95	7,250	0.37	2.54	0.61	43

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Moderate Strategy Fund
Class A
2010	$7.70	$0.26	$2.22	$2.48	$(0.27)	$(0.12)	$(0.39)	$9.79	32.56%	$305,249	0.10%	2.82%	0.36%	98%
2009	11.05	0.37	(3.27)	(2.90)	(0.40)	(0.05)	(0.45)	7.70	(26.71)	248,422	0.10	3.77	0.35	76
2008	12.43	0.44	(1.16)	(0.72)	(0.55)	(0.11)	(0.66)	11.05	(6.15)	477,612	0.10	3.64	0.34	31
2007	11.82	0.43	0.78	1.21	(0.47)	(0.13)	(0.60)	12.43	10.49	529,251	0.10	3.54	0.34	49
2006	11.03	0.37	0.82	1.19	(0.34)	(0.06)	(0.40)	11.82	10.89	342,663	0.10	3.22	0.35	6

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Moderate Strategy Fund
Class I
2010	$7.87	$0.24		$2.27	$2.51	$(0.25)	$(0.12)	$(0.37)	$10.01	32.18%		$2,075	0.35%		2.62%	0.61%	98%
2009	11.28	0.36		(3.34)	(2.98)	(0.38)	(0.05)	(0.43)	7.87	(26.88)		1,283	0.35		3.66	0.60	76
2008	12.67	0.45		(1.21)	(0.76)	(0.52)	(0.11)	(0.63)	11.28	(6.32)		1,411	0.35		3.69	0.59	31
2007	12.05	0.48		0.72	1.20	(0.45)	(0.13)	(0.58)	12.67	10.22		691	0.35		3.82	0.59	49
2006	11.18	0.42	(1)	0.85	1.27	(0.34)	(0.06)	(0.40)	12.05	11.46	(2)(3)	—	0.10	††	3.22	0.35	6

(1) The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

(2) Class I shares have not been marketed and have a limited number of shares outstanding.

(3) The total return of Class I exceeds Class A due to rounding.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†† Excludes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

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VI.  VOTING INFORMATION

This section provides information on a number of topics relating to proxy voting and the shareholder meeting.

A.            Record Date.

Shareholders of the Acquired Fund as of November 16, 2010 (the “Record Date”) will be entitled to notice of and to vote at the Meeting or any adjournment thereof.

B.            Proxy Solicitation.

The Board is furnishing this Prospectus/Proxy Statement in connection with the solicitation of proxies.  The Acquired Fund has retained Broadridge Financial Solutions, Inc. (the “Proxy Solicitor”), 51 Mercedes Way, Edgewood, New York 11717 to aid in the solicitation of proxies.  Proxies may be solicited by mail, electronically, by telephone, fax, in person or by other means, and representatives of the Proxy Solicitor, the Trust, SIMC, SEI, and each of their affiliates may participate in the solicitation of proxies.

You may vote in several ways, listed below.

•      In person at the Meeting;

•      By mail by returning the attached proxy card;

•      Through the Internet by going to www.proxyvote.com; or

•      Over the telephone by calling 1-866-450-8587.  A representative of the Proxy Solicitor will answer your call.  When receiving your instructions by telephone, the Proxy Solicitor representative is required to verify your full name, address, and if you are authorized to vote on the account and to confirm that you have received the Prospectus/Proxy Statement in the mail.  If the information you provided matches the information provided to the Proxy Solicitor by the Acquired Fund, the Proxy Solicitor representative will explain the voting process.  The Proxy Solicitor is not permitted to recommend to you how to vote, other than to read any recommendation included in the Prospectus/Proxy statement.

The Proxy Solicitor will record your instructions and transmit them to the official tabulator and send you a paper confirmation of your vote.  That letter will also ask you to call the Proxy Solicitor immediately if the confirmation does not reflect your instruction correctly.  You may receive a call from a representative of the Proxy Solicitor, the Trust, SIMC, SEI and each of their affiliates if the Proxy Solicitor has not yet received your vote.  The Proxy Solicitor may ask you for authority by telephone to permit the Proxy Solicitor to sign a proxy on your behalf.  The Proxy Solicitor will record all instructions, in accordance with the procedures set forth above.  The Acquired Fund believes these procedures are reasonably designed to determine accurately the shareholder’s identity and voting instructions.

Should you require additional information regarding the proxy or replacement proxy cards, you may contact the Trust at 1-800-DIAL-SEI.

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C.            Proxy Solicitation Costs.

The Acquired Fund will bear the costs of soliciting proxies, including costs related to the preparation, printing, mailing and tabulation of proxies.  The anticipated cost associated with the solicitation of proxies by the Proxy Solicitor is $14,000 plus any reasonable out-of-pocket expenses incurred by the Proxy Solicitor.  The payment of such fees and expenses will be considered an extraordinary fund expense by the Acquired Fund and, therefore, will not be subject to any voluntary expense limitation or reimbursement agreement in effect for the Acquired Fund and its share classes.  Voting immediately can help the Acquired Fund avoid the considerable expense of a second solicitation.

D.            Quorum and Required Vote for the Proposal.

Quorum.

In order to transact business at the Meeting, the Acquired Fund must achieve a quorum at the Meeting.  This means that at least a majority of the Acquired Fund’s shares entitled to vote must be represented at the Meeting — either in person or by proxy.  Any lesser number of shares, however, is sufficient for adjournments.  All returned proxies count towards a quorum regardless of how they are voted (“For,” “Against,” or “Abstain”).  As discussed more fully below in the section entitled “Tabulation of Votes,” broker non-votes are considered present for purposes of determining the presence of a quorum at the Meeting.

Required Vote.

Proceeding with the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the Acquired Fund, as defined in the 1940 Act, which means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Acquired Fund or (2) 67% or more of the shares of the Acquired Fund present at the Meeting if more than 50% of the outstanding shares of the Acquired Fund are represented at the Meeting in person or by proxy.  Notwithstanding the fact that the Acquired Fund has three classes of shares outstanding, all shareholders of the Acquired Fund will vote together on the Proposal as a single class.

If the Reorganization is not approved by shareholders of the Acquired Fund, then the Acquired Fund will remain in existence, and the Board will consider what, if any, additional steps to take, including consideration of the possibility of liquidating the Acquired Fund.  Moreover, the shareholders of the Acquired Fund will not benefit from an intended tax-free Reorganization into the Surviving Fund, which represents SIMC’s current ideas as to active asset allocation. The Board recommends that shareholders of the Acquired Fund approve the Reorganization.

A vote of shareholders of the Surviving Fund is not needed to approve the Reorganization.

E.                  Other Voting Information.

Adjournment.  If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes in favor of the Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a period or periods to permit further solicitation of proxies.  If a quorum is present at the Meeting, any such adjournment will require the affirmative vote of a majority of the votes cast on the question, in person or by proxy, at the session of the Meeting to be adjourned.  The persons named as proxies will vote in favor of adjournments those proxies that they are entitled to vote in favor of the Proposal.  They will vote against any such adjournment those proxies required to be voted against the Proposal.  Any adjournment does not require notice to shareholders other than an announcement at the Meeting being adjourned.  The Board may postpone the Meeting prior to the Meeting with notice to the shareholders entitled to vote at the Meeting.  The costs of

26

any additional solicitation of proxies and of any adjourned or postponed session with regard to the Proposal will be borne by the Acquired Fund.

Tabulation of Votes.  Shareholders of the Acquired Fund are entitled to one vote for each share held, and each fractional share shall be entitled to a proportional fractional vote.  Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Acquired Fund to tabulate such votes.  Abstentions and “broker non-votes” (i.e., proxies received from brokers indicating that they have not received instructions from the beneficial owner or other person entitled to vote shares) will be counted for purposes of determining whether a quorum is present at the Meeting.  Abstentions and “broker non-votes” will have the same effect as a vote “Against” the Proposal.  Pursuant to certain rules promulgated by the New York Stock Exchange, Inc. that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-routine matters.  It is anticipated that such broker-dealers will not have discretionary authority to vote on the Proposal.  The absence of instructions from the beneficial owner will result in a “broker non-vote” with respect to the Proposal.

Proxy cards that are properly signed, dated and received at or prior to the Meeting will be voted as specified.  If you specify a vote for the Proposal, your proxy will be voted as you indicate.  If you simply sign, date and return the proxy card, but do not specify a vote for the Proposal, your shares will be voted by the proxies “FOR” the Reorganization.

Revocation.  A shareholder may revoke a previously submitted proxy at any time prior to the Meeting by (i) a written revocation, which must be signed and include the shareholder’s name and account number, received by the Secretary of SEI Asset Allocation Trust at One Freedom Valley Drive, Oaks, Pennsylvania 19456; (ii) properly executing a later-dated proxy card; or (iii) attending the Meeting and voting in person.  Attendance at the Meeting will not by itself serve to revoke a proxy.

Shareholder Proposals.  The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts.  As such, the Acquired Fund, as a series of the Trust, is not required to, and does not have, annual meetings, except to the extent that such meetings are required under the 1940 Act or state law.  Acquired Fund shareholders who wish to submit proposals for inclusion in the proxy statement for a subsequent Acquired Fund shareholder meeting should send their written proposals to the Secretary of the SEI Asset Allocation Trust, One Freedom Valley Drive, Oaks, PA 19456 within a reasonable time before such meeting.  Submission of a proposal does not necessarily mean that such proposal will be included in the Acquired Fund’s proxy statement since inclusion in the proxy statement is subject to compliance with certain federal regulations.  If the Reorganization of the Acquired Fund is approved by its shareholders, there will be no further meetings of shareholders of the Acquired Fund.

Communications with the Board.  Shareholders wishing to submit written communications to the Board should send their communications to the Secretary of the SEI Asset Allocation Trust, One Freedom Valley Drive, Oaks, PA 19456.  Any such communications received will be reviewed by the Board at its next regularly scheduled meeting.

Other Matters.  The Board does not intend to present any other business at the Meeting.  If any other matter may properly come before the Meeting, or any adjournment thereof, the persons named in the accompanying proxy card intend to vote, act, or consent thereunder in accordance with their best judgment at that time with respect to such matters unless such proxy contains specific restrictions to the contrary.

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F.            Control Persons and Principal Holders of Securities.

The table below sets forth the names, addresses and percentage ownership of those shareholders owning beneficially or of record 5% or more of the outstanding shares of each class of each respective Fund as of the Record Date.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Fund.  Therefore, there were no shareholders of the Class D Shares of the Surviving Fund as of the Record Date.  Those persons who beneficially own more than 25% of a particular class of shares in a particular Fund may be deemed to control such class.  As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of such Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.  With respect to the shares referred to in the tables below as being held of record, the Funds believe that most of these shares were held by the below persons in accounts for their fiduciary, agency or custodial customers.

Moderate Strategy Fund - Class A Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Moderate Strategy Fund — Class I Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Conservative Fund — Class A Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Conservative Fund — Class D Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Conservative Fund — Class I Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

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On the basis of the share holdings information presented above, the following persons will own the following percentage of the outstanding shares of the Surviving Fund upon consummation of the Reorganization.  This table assumes that the value of the shareholder’s interest in a Fund on the date of the consummation of the Reorganization is the same as on the Record Date.

Moderate Strategy Fund - Class A Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Moderate Strategy Fund — Class D Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Moderate Strategy Fund — Class I Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

G.            Shares Outstanding.

As of the Record Date, the net assets and the approximate number of shares issued and outstanding (rounded to the nearest whole share) for the Acquired Fund were as follows:

Name of Fund	Net Assets	Shares Outstanding
Diversified Conservative Fund

As of the Record Date, the Trustees and executive officers of the Trust, as a group, owned less than one percent (1%) of the outstanding shares of the Acquired Fund.

The Trustees, including all of the Independent Trustees, recommend that shareholders of the Acquired Fund approve the Proposal.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.  SHAREHOLDERS ARE ENCOURAGED TO VOTE BY TELEPHONE OR THROUGH THE INTERNET.  PLEASE FOLLOW THE ENCLOSED INSTRUCTIONS TO UTILIZE THESE METHODS OF VOTING.

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APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this       day of                    , 2010, by and between SEI Asset Allocation Trust, a Massachusetts business trust (the “Trust”), on behalf of its Diversified Conservative Fund (the “Acquired Fund”), and the Trust, on behalf of its Moderate Strategy Fund (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”).  Except for the Acquired Fund and Surviving Fund, no other series of the Trust are parties to this Agreement.  The Trust has its principal place of business at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456.

WHEREAS, the Trust was established on October 20, 1995 under the laws of the Commonwealth of Massachusetts as a business trust under a Declaration of Trust, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Fund and the Surviving Fund are each a separate investment series of the Trust and the Acquired Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, each of the Acquired Fund and the Surviving Fund is authorized to issue its shares of beneficial interest;

WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds’ respective existing shareholders will not be diluted as a result;

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund and shares of beneficial interest of the Surviving Fund (“Surviving Fund Shares”) followed by the distribution, at the Closing Date (as defined in Section 13 of this Agreement), of such Surviving Fund Shares to the holders of shares of the Acquired Fund (“Acquired Fund Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund.  The parties hereto hereby covenant and agree as follows:

1.             Plan of Reorganization.  At the Closing Date, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 5 of this Agreement) (the “Statement of Assets and Liabilities”), to the Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired Fund a number of Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing Date.  Shareholders of record of Class A Shares, Class D Shares and Class I Shares of the Acquired Fund

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at the Closing Date shall be credited with full and fractional Class A Shares, Class D Shares and Class I Shares of the Surviving Fund, respectively.  The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Surviving Fund.  All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund.  The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”

2.             Transfer of Assets.

(a)           The assets of the Acquired Fund to be acquired by the Surviving Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.

(b)           The Surviving Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Surviving Fund’s investment objectives, policies, and restrictions.  The Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Fund with a list of its portfolio securities and other investments.  In the event that the Acquired Fund holds any investments that the Surviving Fund may not hold, the Acquired Fund, if requested by the Surviving Fund, will dispose of such securities prior to the Closing Date.  In addition, if it is determined that the Acquired Fund and the Surviving Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Fund with respect to such investments, the Acquired Fund, if requested by the Surviving Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.  Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization.

(c)           The Acquired Fund shall direct U.S. Bank, N.A., as custodian for the Acquired Fund (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Fund within two business days prior to or at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund prior to or as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s assets are deposited, the Acquired Fund’s assets deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d)           The Acquired Fund shall direct SEI Investments Global Funds Services (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding Class A, D and I Shares owned by each shareholder immediately prior to the Closing Date.  The Surviving Fund shall issue and deliver a

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confirmation evidencing the Surviving Fund Shares to be credited at the Closing Date to the Secretary of the Acquired Fund, or provide evidence that the Surviving Fund Shares have been credited to the Acquired Fund’s account on the books of the Surviving Fund.  No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.             Calculations.

(a)           The number of full and fractional Surviving Fund Shares to be issued in exchange for the Acquired Fund’s assets pursuant to Section 1 hereof shall be determined, with respect to each class, by multiplying the outstanding shares of the applicable class of the Acquired Fund by the ratio computed by dividing the net asset value per share of the applicable class of the Acquired Fund by the net asset value per share of the corresponding class of the Surviving Fund on the Valuation Date, determined in accordance with Section 3(b).  Shareholders of record of Class A, D and I Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Class A, D and I Shares of the Surviving Fund, respectively.

(b)           The net asset value per share of the Surviving Fund Shares shall be the net asset value per share computed as of the time at which the Surviving Fund’s net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933 (the “1933 Act”).

4.             Valuation of Assets.  The value of the assets of the Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund’s net asset value is calculated at the Valuation Time.  The net asset value of the assets of the Acquired Fund to be transferred to the Surviving Fund shall be computed by the Acquired Fund.  In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security shall be priced in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the 1933 Act.  For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquired Fund, provided that such determination shall be subject to the approval of the Surviving Fund.  The Acquired Fund and the Surviving Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

5.             Valuation Time.  The valuation time shall be 4:00 p.m., Eastern Time, on                 , 2010, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Funds (the “Valuation Time”).  Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

6.             Liquidation of the Acquired Fund and Cancellation of Shares.  At the Closing Date, the Acquired Fund will liquidate and the Surviving Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund.  Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of the Acquired Fund that represents the

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respective number and class of Surviving Fund Shares due such shareholder.  All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares.  The Acquired Fund’s transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

7.             Representations and Warranties of the Surviving Fund.  The Surviving Fund represents and warrants to the Acquired Fund as follows:

(a)           The Surviving Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b)           The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c)           The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest.  The Class A, D and I Shares of the Surviving Fund have been duly established and represent a fractional undivided interest in the Surviving Fund.  The issued and outstanding Class A, D and I Shares of the Surviving Fund are duly authorized, validly issued, fully paid and nonassessable.  There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Surviving Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Fund.  The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and nonassessable.

(d)           The execution, delivery and performance of this Agreement by the Trust, on behalf of the Surviving Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Surviving Fund are necessary to authorize this Agreement and the transactions contemplated hereby.  This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Surviving Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Surviving Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.  The Surviving Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e)           The audited financial statements of the Surviving Fund as of March 31, 2010 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein.

(f)            Since March 31, 2010, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary

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course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.  For purposes of this paragraph (f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.

(g)           The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h)           Except as otherwise disclosed in writing and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement.  The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i)            Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Surviving Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Fund.

(j)            As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(k)           For each taxable year of its operation, the Surviving Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.  The Surviving Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l)            The Surviving Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m)          The proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Surviving Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement.  Each of the Proxy

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Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Fund makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund and furnished by the Acquired Fund to the Surviving Fund specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

8.             Representations and Warranties of the Acquired Fund.  The Acquired Fund represents and warrants to the Surviving Fund as follows:

(a)           The Acquired Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b)           The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)           The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest.  The Class A, D and I Shares of the Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund.  The issued and outstanding Class A, D and I Shares of the Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable.  All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.

(d)           The audited financial statements of the Acquired Fund as of March 31, 2010 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(e)           Since March 31, 2010, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund.  For purposes of this paragraph (e), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(f)            The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund pursuant to Section 1.  Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all

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liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund.

(g)           The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby.  This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Surviving Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.  The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h)           The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i)            Except as otherwise disclosed in writing and accepted by the Surviving Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement.  The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j)            Except for contracts and agreements disclosed to the Surviving Fund, under which no default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.

(k)           As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l)            For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.  The Acquired Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

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(m)          The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Fund and furnished by the Surviving Fund to the Acquired Fund specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9.             Covenants of the Surviving Fund and the Acquired Fund.

(a)           The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b)           The Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

(c)           Subject to the provisions of this Agreement, the Surviving Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(d)           As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and certified by the Acquired Fund’s President, Vice President or Treasurer.

(e)           On or before the Closing Date, the Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

10.           Conditions Precedent to Obligations of the Surviving Fund.  The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

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(a)           All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  On the Closing Date, the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)           The Surviving Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Fund, covering the following points:

(i)            The Acquired Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)           The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii)          This Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution, and delivery of this Agreement by the Surviving Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)          The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Acquired Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Fund is a party or by which any properties belonging to the Acquired Fund may be bound.

(v)           To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement.

(vi)          To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its respective properties or assets and the Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

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(vii)         Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund’s registration statement, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable (except that shareholders of the Acquired Fund may under certain circumstances be held personally liable for its obligations).

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)           The Acquired Fund shall have delivered to the Surviving Fund at the Closing Date the Acquired Fund’s Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Fund as to the aggregate asset value of the Acquired Fund’s portfolio securities.

(d)           On the Closing Date, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied.

11.           Conditions Precedent to Obligations of the Acquired Fund.  The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a)           All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  On the Closing Date, the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of Surviving Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)           The Acquired Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

(i)            The Surviving Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)           The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

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(iii)          This Agreement has been duly authorized, executed and delivered by the Surviving Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquired Fund, is a valid and binding obligation of the Surviving Fund enforceable against the Surviving Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)          The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Surviving Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Surviving Fund is a party or by which any properties belonging to the Surviving Fund may be bound.

(v)           To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Surviving Fund or the consummation of the transactions contemplated by this Agreement.

(vi)          To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Surviving Fund or any of its respective properties or assets and the Surviving Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)         Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Surviving Fund Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Surviving Fund has any statutory preemptive rights in respect thereof (except that shareholders of the Surviving Fund may under certain circumstances be held personally liable for its obligations).

(viii)        The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)           On the Closing Date, the Surviving Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Fund prior to or at the Closing Date and the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of the Surviving Fund that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

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12.           Further Conditions Precedent to Obligations of the Acquired Fund and the Surviving Fund.  If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)           The Trust’s Board of Trustees, on behalf of each of the Acquired Fund and Surviving Fund, shall have approved this Agreement.

(b)           This Agreement and the transactions contemplated in this Agreement will have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust and applicable law.

(c)           On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(e)           The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f)            The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:

(i)            The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)           No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to shareholders of the Acquired Fund.

(iii)          No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund all of the liabilities of the Acquired Fund.

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(iv)          The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

(v)           The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the holding period of those assets in the hands of the Acquired Fund immediately prior to the Reorganization.

(vi)          No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for the Surviving Fund Shares (including fractional shares to which they may be entitled) and the assumption by the Surviving Fund of the liabilities of the Acquired Fund.

(vii)         The aggregate adjusted tax basis of the Surviving Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization.

(viii)        The holding period of the Surviving Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 12(f).

13.           Closing Date of the Reorganization.  The exchange of the Acquired Fund’s assets for the Surviving Fund Shares shall be effective as of opening of business on [March 28, 2011], or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

14.           Termination.

(a)           This Agreement may be terminated by the mutual agreement of the Surviving Fund and the Acquired Fund.  In addition, either the Surviving Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:

(i)            because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

A-13

(ii)           because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(iii)          by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of the Acquired Fund’s or Surviving Fund’s shareholders;

(b)           In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Fund, the Surviving Fund, the Trust, or their Trustees or officers, to the other party.

15.           Amendment.  This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such Acquired Fund shareholders.

16.           Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

17.           Notices.  Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Fund:	Surviving Fund:

Timothy D. Barto	Timothy D. Barto
SEI Investments Company	SEI Investments Company
One Freedom Valley Drive	One Freedom Valley Drive
Oaks, Pennsylvania 19456	Oaks, Pennsylvania 19456

with a copy to:	with a copy to:

Richard W. Grant, Esquire	Richard W. Grant, Esquire
Morgan, Lewis & Bockius LLP	Morgan, Lewis & Bockius LLP
1701 Market Street	1701 Market Street
Philadelphia, Pennsylvania 19103	Philadelphia, Pennsylvania 19103

18.           Fees and Expenses.

(a)           Each of the Surviving Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b)           Except as otherwise provided for herein, all expenses that are solely and directly related to the Reorganization contemplated by this Agreement will be borne and paid by the Acquired Fund. Such expenses include, without limitation, to the extent solely and directly related to the Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement, including the expenses of the Acquired Fund’s proxy solicitation; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Fund Shares to be issued pursuant to the provisions of this

A-14

Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which the Acquired Fund’s shareholders are resident as of the date of the mailing of the Proxy Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. Acquired Fund agrees that all such fees and expenses so borne and paid, shall be paid directly by Acquired Fund to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Fund or the Surviving Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code. Acquired Fund shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Fund nor the Surviving Fund will pay the Surviving Fund shareholders’ expenses, if any.

19.           Headings, Counterparts, Assignment.

(a)           The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b)           This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c)           This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d)           The Surviving Fund and Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.  The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e)           A copy of the Trust’s Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of such Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Surviving Fund and the Acquired Fund are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Surviving Fund and the Acquired Fund.

A-15

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

SEI ASSET ALLOCATION TRUST, ON BEHALF OF ITS SERIES, THE DIVERSIFIED CONSERVATIVE FUND

By:
Name:
Title:

SEI ASSET ALLOCATION TRUST, ON BEHALF OF ITS SERIES, THE MODERATE STRATEGY FUND

By:
Name:
Title:

A-16

SEI ASSET ALLOCATION TRUST
One Freedom Valley Drive

Oaks, Pennsylvania 19456

1-800-DIAL-SEI

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets and Liabilities of

DIVERSIFIED CONSERVATIVE FUND

a series of

SEI Asset Allocation Trust

By and in Exchange for Shares of

MODERATE STRATEGY FUND

a series of

SEI Asset Allocation Trust

November [7], 2010

This Statement of Additional Information (the “SAI”), which is not a prospectus, relating specifically to the proposed transfer of assets and liabilities of the Diversified Conservative Fund (the “Acquired Fund”) to the Moderate Strategy Fund (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”), each a series of SEI Asset Allocation Trust (the “Trust”) (the “Reorganization”), should be read in conjunction with the Prospectus/Proxy Statement dated November [7], 2010, relating specifically to the Reorganization (the “Prospectus”).  The Reorganization will be considered by shareholders of the Acquired Fund on February 14, 2011, at 3:00 p.m. Eastern Time, at the offices of SEI Investments Management Corporation, the investment adviser to the Funds, One Freedom Valley Drive, Oaks, Pennsylvania, 19456. Copies of the Prospectus may be obtained at no charge by calling the Trust at 1-800-DIAL-SEI.

The following documents are incorporated herein by reference:

1.             The Statement of Additional Information of the Trust relating to the Acquired Fund and the Class A and Class I Shares of the Surviving Fund dated July 31, 2010, as supplemented August 13, 2010.

2.             The Statement of Additional Information of the Trust relating to the Class D Shares of the Surviving Fund dated November [    ], 2010.

3.             The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund included in the Fund’s Annual Report for the period ended March 31, 2010 (the “Acquired Fund Annual Report”).  No other parts of the Acquired Fund Annual Report are incorporated herein by reference.

4.             The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Fund’s Annual Report for the period ended March 31, 2010 (the “Surviving Fund Annual Report”).  No other parts of the Surviving Fund Annual Report are incorporated herein by reference.

1

A.	General Information	3
B.	Additional Information About the Acquired Fund and the Surviving Fund	3
C.	Financial Statements	3
D.	Pro Forma Financial Statements (Unaudited)	4
E.	Miscellaneous	11

2

A.            General Information

The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization (the “Plan”), which contemplates the transfer of all the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund.  Currently, the Acquired Fund offers three separate share classes:  Class A Shares, Class D Shares and Class I Shares.  The Surviving Fund offers three separate share classes:  Class A Shares, Class D Shares and Class I Shares.  Accordingly, shareholders of the Class A Shares, Class D Shares and Class I Shares of the Acquired Fund will receive Class A Shares, Class D Shares and Class I Shares of the Surviving Fund, respectively, in connection with the Reorganization.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Fund.

After the transfer of all its assets and liabilities in exchange for shares of the Surviving Fund, the Acquired Fund will distribute the shares to its shareholders in liquidation of the Acquired Fund.  After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former shareholder of the Acquired Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquired Fund for each shareholder.  In connection with the Reorganization, all outstanding shares of the Acquired Fund will be cancelled, and the Acquired Fund will wind up its affairs and be terminated.  For further information about the Reorganization, see the Prospectus.

B.            Additional Information about the Acquired Fund and the Surviving Fund

The following documents are incorporated herein by reference:

1.             The Statement of Additional Information of the Trust relating to the Acquired Fund and the Class A and Class I Shares of the Surviving Fund dated July 31, 2010, as supplemented August 13, 2010.

2.             The Statement of Additional Information of the Trust relating to the Class D Shares of the Surviving Fund dated November [    ], 2010.

C.            Financial Statements

The following historical financial information regarding the Acquired Fund and Surviving Fund is incorporated herein by reference as follows:

1.  the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund included in the Acquired Fund Annual Report are hereby incorporated herein by reference to such Annual Report.  No other parts of the Acquired Fund Annual Report are incorporated herein by reference; and

2.  the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Surviving Fund Annual Report are hereby incorporated herein by reference to such Annual Report.  No other parts of the Surviving Fund Annual Report are incorporated herein by reference.

3

D.                                    Pro Forma Financial Information (Unaudited)

The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on March 31, 2010.

The unaudited pro forma combined schedule of investments and statement of assets and liabilities reflect the combined financial position of the Acquired Fund and Surviving Fund as of March 31, 2010.

The unaudited pro forma combined statement of operations for the period ended March 31, 2010, presents the combined results of operations of the Acquired Fund and Surviving Fund for the period ended March 31, 2010.  The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at March 31, 2010. These historical statements have been derived from the respective books of the Acquired Fund and Surviving Fund and records utilized in calculating daily net asset value at March 31, 2010, and for the twelve-month period then ended under auditing principles generally accepted in the United States of America in the investment company industry.

Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Surviving Fund for pre-combination periods will not be restated.  The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Acquired Fund and Surviving Fund incorporated by reference into this SAI.

4

Pro Forma Schedule of Investments (Unaudited)

SEI Asset Allocation Trust

Diversified Conservative Fund (Acquired Fund), Moderate Strategy Fund (Surviving Fund) and Pro Forma Combined Moderate Strategy Fund

March 31, 2010

	Diversified Conservative		Moderate				Combined
	Fund		Strategy Fund		Adjustments		Pro Forma
		Market Value		Market Value		Market Value		Market Value
	Shares	($ Thousands)	Shares	($ Thousands)	Shares	($ Thousands)	Shares	($ Thousands)
Description
Affiliated Investment Funds

Equity Funds
SEI Institutional International Trust
International Equity Fund, Class A	457,668	$3,730	—	$—	—	$—	457,668	$3,730
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A			5,569,230	45,890	—	—	5,569,230	45,890
SEI Institutional Managed Trust
Real Estate Fund, Class A	—	—	1,121,509	12,180	—	—	1,121,509	12,180
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	—	—	4,303,285	45,744	—	—	4,303,285	45,744
SEI Institutional Managed Trust
Large Cap Fund, Class A	1,202,567	13,240	2,497,899	27,502	—	—	3,700,466	40,742
SEI Institutional Managed Trust
Small Cap Fund, Class A	141,309	1,583	—	—	—	—	141,309	1,583
Total Equity Funds		18,553		131,316		—		149,869

Fixed Income Funds
SEI Daily Income Trust
Short-Duration Government Fund, Class A	—	—	2,328,916	24,547	—	—	2,328,916	24,547
SEI Institutional Managed Trust
Enhanced Income Fund, Class A	—	—	5,366,050	39,924	—	—	5,366,050	39,924
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	—	—	5,636,147	40,129	—	—	5,636,147	40,129
SEI Institutional Managed Trust
Real Estate Return Fund, Class A	—	—	1,780,777	18,431	—	—	1,780,777	18,431
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	2,666,633	27,573	4,992,056	51,618	—	—	7,658,689	79,191
Total Fixed Income Funds		27,573		174,649		—		202,222

Money Market Fund
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	711,929	712	485,498	485	—	—	1,197,427	1,197
Total Money Market Fund		712		485		—		1,197

Total Investments		$46,838		$306,450		$—		$353,288

5

Pro Forma Statement of Assets and Liabilities (Unaudited)

SEI Asset Allocation Trust

Diversified Conservative Fund (Acquired Fund), Moderate Strategy Fund (Surviving Fund) and Pro Forma Combined Moderate Strategy Fund

March 31, 2010

	Diversified Conservative Fund	Moderate Strategy Fund	Adjustments	Combined Pro Forma
Assets
Investments in Affiliated Funds, at Market Value*	$46,838	$306,450		$353,288
Income Distribution Receivable from Affiliated Funds	79	432		511
Receivable for Fund Shares Sold	10	812		822
Prepaid Expenses	4	27		31
Receivable from Administrator	1	27		28
Receivable for Investment Securities Sold	—	452		452
Total Assets	46,932	308,200		355,132

Liabilities
Payable for Investment Securities Purchased	325	585		910
Payable for Fund Shares Redeemed	61	207		268
Investment Advisory Fees Payable	4	26		30
Distribution Fees Payable	4	—		4
Administrative Servicing Fees Payable	1	—		1
Trustees’ Fees Payable	—	4		4
Accrued Expenses	9	54		63
Total Liabilities	404	876		1,280
Net Assets	$46,528	$307,324		$353,852
*Cost of investments in affiliated funds	44,295	294,309		338,604

Net Assets
Paid in Capital (unlimited authorization - no par value)	$55,898	$392,308		$448,206
Undistributed Net Investment Income	3	30		33
Accumulated Net Realized Loss on Investments	(11,916)	(97,155)		(109,071)
Net Unrealized Appreciation on Investments	2,543	12,141		14,684
Net Assets	$46,528	$307,324		$353,852

Class A Shares
Net Assets	38,225,081	305,249,162	(27,179)	343,447,064
Shares Outstanding	4,245,729	31,194,604	(339,359)	35,100,974
NAV, Offering and Redemption Price Per Share	$9.00	$9.79		$9.78

Class D Shares
Net Assets	2,977,420	—	(235)	2,977,185
Shares Outstanding	331,233	—	(26,959)	304,274
NAV, Offering and Redemption Price Per Share	$8.99	—		$9.78

Class I Shares
Net Assets	5,325,925	2,074,806	(586)	7,400,145
Shares Outstanding	592,661	207,358	(60,383)	739,636
NAV, Offering and Redemption Price Per Share	$8.99	$10.01		$10.01

6

Pro Forma Statement of Operations (Unaudited)

SEI Asset Allocation Trust

Diversified Conservative Fund (Acquired Fund), Moderate Strategy Fund (Surviving Fund) and Pro Forma Combined Moderate Strategy Fund

For the Year Ended March 31, 2010

	Diversified Conservative Fund	Moderate Strategy Fund	Adjustments	Combined Pro Forma
Investment Income:
Income Distributions from Affiliated Funds	$1,128	$8,416	$—	$9,544

Expenses:
Administration Fees	92	576	—	668
Investment Advisory Fees Payable	46	288	—	334
Distribution Fees - Class D	29	—	—	29
Shareholder Servicing Fees - Class D	10	—	—	10
Administrative Servicing Fees - Class I	13	4	—	17
Trustees’ Fees	1	8	—	9
Chief Compliance Officer Fees	—	1	—	1
Registration Fees	10	64	—	74
Professional Fees	7	44	(5)	46
Printing Fees	5	35	—	40
Custodian Fees/Wire Agent Fees	1	9	—	10
Other Expenses	1	3	—	4
Total Expenses	215	1,032	(5)	1,242
Less:
Administration Fees Waived	(92)	(576)	—	(668)
Reimbursement from Administrator	(16)	(164)	(5)	(185)
Net Expense	107	292	(10)	389
Net Investment Income	1,021	8,124	10	9,155
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Loss from Sales of Affiliated Funds	(3,391)	(10,967)	—	(14,358)
Capital Gain Distributions Received from Affiliated Funds	174	452	—	626
Net Change in Unrealized Appreciation from Affiliated Funds	13,129	81,104	—	94,233
Net Realized and Unrealized Gain from Affiliated Funds	9,912	70,589	—	80,501
Net Increase in Net Assets Resulting from Operations	$10,933	$78,713	$—	$89,656

7

Notes to Pro Forma Financial Statements

SEI Asset Allocation Trust

For the year ended March 31, 2010

1. Organization:

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with nineteen funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares; Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A and Class I Shares (formerly Class D Shares); Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

Per Board approval, the Trust will reorganize the seven Diversified Funds (the “Diversified Funds” or “Target Funds”) into four existing funds (the “GoalLink Funds” or “Acquiring Funds”) within the Trust.  This action is part of an effort to rationalize the product offering and ensure that investors are receiving the most current and optimal investment solutions offered by SEI Investments Management Corporation (“SIMC”).

8

The following table sets forth each Diversified Fund and the GoalLink Fund into which it will reorganize.

Target Fund	Acquiring Fund
Diversified Conservative Income Fund	Conservative Strategy Fund
Diversified Conservative Fund	Moderate Strategy Fund
Diversified Moderate Growth Fund	Market Growth Strategy Fund
Diversified Market Growth Fund	Market Growth Strategy Fund
Diversified U.S. Stock Fund	Aggressive Strategy Fund
Diversified Aggressive Growth Fund	Aggressive Strategy Fund
Diversified Aggressive Stock Fund	Aggressive Strategy Fund

For the purposes of these Pro Forma Financial Statements, the financial information covers the period from April 1, 2009 to March 31, 2010.

2.  Basis of Combination:

The accompanying unaudited Pro Forma Financial Statements Combining Schedules of Investments, Statements of Assets and Liabilities and Statements of Operations (“Pro Forma Financial Statements”) reflect the accounts of the Target Fund and the Acquiring Fund for the year ended March 31, 2010.  These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 2010.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Target Funds and the Acquiring Funds.  The Target Funds and the Acquiring Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of the Target Funds for Class A, Class D and Class I Shares of the Acquiring Funds.  Under generally accepted accounting principles, the Acquiring Funds will be the surviving entities for accounting purposes.

The Pro Forma Financial Statements have been adjusted to reflect certain other operating costs that have been adjusted to reflect anticipated expenses of the combined entities.  Other costs which may change as a result of the reorganizations are currently undeterminable.

All fees and expenses incurred directly in connection with the consummation of the Reorganization and the transactions contemplated by the Plan of Reorganization will be borne by the Acquiring Funds.

9

3. Security Valuation:

For purposes of calculating their daily net asset values (“NAV”), the Target Funds and the Acquiring Funds each generally values their investments as follows:

The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

4.  Federal Income Taxes

It is the intention of the Target Funds and the Acquiring Funds to continue to qualify as a regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the Pro Forma financial statements.

5.  Pro Forma Adjustments

The professional fees for the Combined Funds have been reduced to reflect the reduction in audit fees.  The Administration Fee Waivers have been increased to reflect the lower voluntary expense cap of the surviving fund.

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E.                                      Miscellaneous

Independent Registered Public Accounting Firm

The audited financial statements of the Funds incorporated by reference into this SAI have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, to the extent indicated in their report thereon, which are included in the Annual Reports.

11

SEI ASSET ALLOCATION TRUST

One Freedom Valley Drive

Oaks, PA 19456

[November 30, 2010]

Dear Shareholder:

Enclosed are a Notice of Joint Special Meeting of Shareholders, a Prospectus/Proxy Statement and a proxy card for a joint special meeting of shareholders (the “Meeting”) of the Diversified Market Growth Fund and Diversified Moderate Growth Fund (each, an “Acquired Fund” and, collectively, the “Acquired Funds”), each a series of SEI Asset Allocation Trust (the “Trust”).  The Board of Trustees of the Trust (the “Trust”), after careful consideration, has approved the reorganization of each Acquired Fund into the Market Growth Strategy Fund, another series of the Trust that has similar investment objectives and strategies (the “Surviving Fund”).  The Meeting is scheduled for February 14, 2011 at 3:00 p.m. Eastern Time.  If you were a shareholder of record of an Acquired Fund as of the close of business on November 16, 2010, you are entitled to vote at the Meeting, and any adjournment of the Meeting.

The attached Prospectus/Proxy Statement is designed to give you information relating to the proposal upon which you will be asked to vote.  The Board of Trustees of the Trust, including the independent trustees, is recommending that you approve the reorganization.  We believe that this combination will benefit shareholders as follows:

•                  It will avoid the possibility of subjecting shareholders of the Acquired Funds to liquidation proceedings for the Acquired Funds due to a decline in asset levels;

•                  The Reorganization will provide shareholders of each Acquired Fund the opportunity to own shares of the Surviving Fund.  In contrast to the Acquired Funds, which are based on a static asset allocation models, the Surviving Fund incorporates an active asset allocation strategy that is always reflective of the investment adviser’s current investment ideas;

•                  The Acquired Funds and the Surviving Fund pursue similar investment objectives and possess similar investment strategies and are managed by the same investment adviser, providing for continuity of investment management; and

•                  The Reorganization is intended to be tax-free to the Acquired Funds and the Surviving Fund and to shareholders and will be accomplished in such a manner as to not dilute your investment.

Assuming approval of the reorganization, following the close of business on March 25, 2011, the Acquired Funds will be reorganized into the Surviving Fund such that each shareholder of each Acquired Fund will receive an amount of shares of the Surviving Fund equal in value to the shares of the Acquired Fund owned by such shareholder at the time of the closing of the reorganization.  We encourage you to support the Trustees’ recommendation to approve the proposal.  Before you vote, however, please read the full text of the Prospectus/Proxy Statement.

WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, WE NEED YOUR VOTE.  YOUR PROXY CARD SHOWS THE PROPOSAL ON WHICH YOU ARE BEING ASKED TO VOTE.  PLEASE REFER TO THE PROXY CARD ATTACHED TO THE ACCOMPANYING

PROSPECTUS/PROXY STATEMENT FOR DETAILS ON HOW TO VOTE BY TELEPHONE OR BY LOGGING ON TO THE INTERNET.  IF YOU ARE UNABLE TO VOTE BY TELEPHONE OR ON THE INTERNET, YOU MAY ALSO MARK, SIGN, AND DATE THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

YOUR VOTE IS IMPORTANT TO US.  PLEASE TAKE A FEW MINUTES TO REVIEW THE ACCOMPANYING PROSPECTUS/PROXY STATEMENT AND VOTE YOUR SHARES TODAY.

Thank you for your attention and consideration of this important proposal and for your investment in the Acquired Funds.  If you need additional information, please call shareholder services at 1-800-DIAL-SEI.

Sincerely,

Robert A. Nesher
President and Chief Executive Officer

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This section summarizes the primary features and consequences of the reorganization of the Diversified Market Growth Fund and Diversified Moderate Growth Fund (each, an “Acquired Fund” and, collectively, the “Acquired Funds”) into the Market Growth Strategy Fund (the “Surviving Fund”) (the “Reorganization”).  To fully understand the Reorganization, you should read the accompanying Prospectus/Proxy Statement and Appendix A to the Prospectus/Proxy Statement.  This summary is qualified in its entirety by reference to the additional information contained elsewhere in the accompanying Prospectus/Proxy Statement, the Prospectuses and Statement of Additional Information relating to each Acquired Fund and the Surviving Fund and the form of the Agreement and Plan of Reorganization (the “Plan”), which is attached to the accompanying Prospectus/Proxy Statement as Appendix A.

Summary Questions and Answers

Q.                                   Why am I receiving the Prospectus/Proxy Statement?

A.                                    As more fully explained in the Prospectus/Proxy Statement, the Board of Trustees (the “Board”) of the Acquired Funds is seeking approval of the Reorganization of each Acquired Fund into the Surviving Fund.  The Board is soliciting your proxy to vote at the Acquired Funds’ Special Meeting of Shareholders and at any adjournments or postponements of the Special Meeting.  As a shareholder of one or more of the Acquired Funds you are being asked to approve the Reorganization.

Q.                                   Why is the Reorganization being proposed?

A.                                    The Acquired Funds were originally developed in 1996 and were designed to adhere to a strategic asset allocation.  As such, each Acquired Fund’s asset allocation has intentionally remained stable since its inception (except for periodic rebalancing).  The Surviving Fund was created in 2003 and was designed to implement a more active asset allocation strategy that is driven by SEI’s analysis of expected risk versus return.  Since the launch of the Surviving Fund, the Acquired Funds have experienced a significant decline in assets. This evidences the preference of investors for the active asset allocation strategy of the Surviving Fund over the more strategic asset allocation approach of the Acquired Funds. SEI Investments Management Corporation (“SIMC”), the adviser to each Acquired Fund and the Surviving Fund, expects this trend to continue, and, in the absence of the Reorganization, anticipates that it will need to seek Board approval to liquidate the Acquired Funds in the near future.

SIMC believes that the Reorganization is a better alternative for Acquired Fund shareholders than a liquidation.  The Reorganization will provide shareholders of each Acquired Fund the opportunity to own shares of the Surviving Fund through what is intended to be a tax-free transaction, the completion of which requires no further action on the part of shareholders once the Reorganization is approved.  In contrast to the Acquired Funds, the Surviving Fund’s active asset allocation strategy evolves over time and is always reflective of SIMC’s current investment ideas.  The Surviving Fund was specifically developed to attempt to control for risk associated with broad market exposure through asset class diversification.  As a result, the Surviving Fund incorporates more asset classes than each Acquired Fund, as set forth in the “Additional Information About the Surviving Fund and Each Acquired Fund” section of the Prospectus/Proxy Statement.  SIMC believes that these additional asset classes result in a superior balance between expected risk and return.

Q.                                   How will the Reorganization affect my account?

A.                                    If the Reorganization is approved by shareholders of an Acquired Fund, all of the Class A Shares, Class D Shares and Class I Shares of such Acquired Fund will be reorganized into Class A Shares, Class D Shares and Class I Shares of the Surviving Fund, respectively.  Your Acquired Fund shares are expected to be exchanged for an equivalent dollar amount of Surviving Fund shares. Your account registration and account options will remain the same unless you change them.

Q.                                   How does the performance of the Surviving Fund compare to the performance of each Acquired Fund?

A.                                    The tables below set forth a comparison of the Funds’ performance.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Fund and, as such, do not have a performance history.  Please see the “Additional Information About the Surviving Fund and the Acquired Funds” section of the enclosed Prospectus/Proxy Statement for a complete discussion of the performance of the Surviving Fund and the Acquired Funds.

Market Growth Strategy Fund (Surviving Fund)	1 Year	5 Years	Since Inception*
Class A Shares Return Before Taxes	27.43%	1.30%	3.40%
Class A Shares Return After Taxes on Distributions	25.99%	-0.09%	2.12%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	17.71%	0.47%	2.33%
Class I Shares Return Before Taxes	27.19%	1.27%	3.12%

*                 Class A Shares and Class I Shares returns are shown since their inception on November 17, 2003.

Diversified Moderate Growth Fund (Acquired Fund)	1 Year	5 Years	10 Years	Since Inception*
Class A Shares Return Before Taxes	22.06%	0.60%	0.82%	4.53%
Class A Shares Return After Taxes on Distributions	21.01%	-0.81%	-0.41%	3.08%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	14.30%	-0.04%	0.14%	3.21%
Class D Shares Return Before Taxes	20.82%	-0.41%	-0.17%	3.47%
Class I Shares Return Before Taxes	21.64%	0.33%	0.63%	4.38%

*                 Class A Shares returns are shown since their inception on June 10, 1996.  Class I Shares returns are shown since their inception on June 28, 2002; therefore, performance for the periods prior to June 28, 2002 is calculated using the performance of the Fund’s Class A Shares (adjusted for the higher expenses of the Class I Shares).  Class D Shares returns are shown since their inception on May 30, 1996.

Diversified Market Growth Fund (Acquired Fund)	1 Year	5 Years	10 Years	Since Inception*
Class A Shares Return Before Taxes	24.82%	1.03%	1.30%	4.37%
Class A Shares Return After Taxes on Distributions	23.70%	-0.33%	-0.11%	2.83%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	16.15%	-0.31%	-0.44%	2.99%
Class D Shares Return Before Taxes	23.48%	0.04%	0.28%	3.31%
Class I Shares Return Before Taxes	24.45%	0.79%	1.10%	4.21%

*                 Class A Shares returns are shown since their inception on December 13, 1996.  Class D Shares returns are shown since their inception on December 5, 1996.  Class I Shares returns are shown since their inception on June 28, 2002; therefore, performance for the periods prior to June 28, 2002 is calculated using the performance of the Fund’s Class A Shares (adjusted for the higher expenses of the Class I Shares).

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. Each Fund’s investment return and net

iv

asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information, please call 1-800-DIAL SEI.

You should consider carefully the information contained in the enclosed Prospectus/Proxy Statement, including the discussion of the Funds’ investment objectives, risks, charges and expenses.  Please read the enclosed Prospectus/Proxy Statement carefully before voting.

Q.                                   How do the fees of the Surviving Fund compare to the fees of each Acquired Fund?

A.                                    The table below sets forth a comparison of the Funds’ fees and expenses and voluntary fee waivers for the most recent fiscal year.  Although they have no current intention to do so, SIMC and its affiliates may discontinue all or part of the voluntary fee waivers identified below at any time.  Please see the “Synopsis” and “Additional Information About the Surviving Fund and the Acquired Funds” sections of the enclosed Prospectus/Proxy Statement for a complete discussion of the fees and expenses and voluntary waivers of the Surviving Fund and the Acquired Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a	Diversified Moderate Growth Fund (Acquired Fund)			Diversified Market Growth Fund (Acquired Fund)			Market Growth Strategy Fund (Surviving Fund)
percentage of the value of your investment)	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares#	Class I Shares
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	None	0.75%	None	None	0.75%	None	None	0.75%	None
Other Expenses	0.26%	0.51%	0.51%	0.26%	0.51%	0.51%	0.26%	0.51%	0.51%
Acquired Fund Fees and Expenses (AFFE)*	0.88%	0.88%	0.88%	0.92%	0.92%	0.92%	0.96%	0.96%	0.96%
Total Annual Fund Operating Expenses	1.24%	2.24%	1.49%	1.28%	2.28%	1.53%	1.32%	2.32%	1.57%
Total Annual Fund Operating Expenses (after voluntary fee waivers)	1.00%	2.00%	1.25%	1.04%	2.04%	1.29%	1.06%	2.06%	1.31%
Total Annual Fund Operating Expenses (after voluntary fee waivers, excluding AFFE)*	0.12%	1.12%	0.37%	0.12%	1.12%	0.37%	0.10%	1.10%	0.35%

*                                         AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by a Fund through its investments in underlying funds during the most recent fiscal year. Actual AFFE indirectly borne by a Fund will vary with changes in the allocation of the Fund’s assets among the underlying funds and with other events that directly affect the operating expenses of the underlying funds.

#                                         Fees and expenses for the current fiscal year.

Q.                                   Will there be any federal income tax consequences as a result of the Reorganization?

A.                                    The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming the Reorganization qualifies for such treatment, shareholders will not recognize taxable gain or loss as a result of the Reorganization for federal income tax purposes. As a condition to the closing of the Reorganization, the Acquired Funds and the Surviving Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Such opinion will be subject to receipt of and based on certain representations from the Funds.  Opinions of legal counsel are not binding on the

v

Internal Revenue Service or the courts. You should separately consider any state, local and other tax consequences in consultation with your tax advisor.

Q.                                   What happens if the Reorganization is not approved by shareholders?

A.                                    Although the Board is proposing that each Acquired Fund reorganize with the Surviving Fund, the reorganization of one Acquired Fund is not contingent upon the reorganization of any of the other Acquired Funds.  Accordingly, if shareholders of one Acquired Fund approve its reorganization, but shareholders of another Acquired Fund do not approve the reorganization of their Acquired Fund, the Acquired Fund whose shareholders approved the reorganization will be reorganized into the Surviving Fund in accordance with the Plan.

If the Reorganization is not approved by shareholders of an Acquired Fund, then such Acquired Fund will remain in existence, and the Board will consider what, if any, additional steps to take, including consideration of the possibility of liquidating such Acquired Fund.  Moreover, the shareholders of such Acquired Fund will not benefit from an intended tax-free Reorganization into the Surviving Fund.

Q.                                   How does the Board of Trustees recommend that I vote on the proposal?

A.                                    The Board recommends that shareholders of each Acquired Fund vote “FOR” the proposed Reorganization. The factors considered by the Board in approving the Reorganization and recommending that you approve the proposal are discussed in more detail in the Prospectus/Proxy Statement.

Q.                                   How do I vote my shares?

A.                                    You may vote your shares by any of the following methods:

•                  Telephone: Call the telephone number provided on the proxy card(s) attached to the enclosed Prospectus/Proxy Statement;

•                  Internet: Log on to the Internet as directed on the proxy card(s) attached to the enclosed Prospectus/Proxy;

•                  Regular Mail:  If you are unable to vote by telephone or on the Internet, you can fill out the proxy card(s) attached to the enclosed Prospectus/Proxy Statement and return it to us as directed on the proxy card; or

•                  Shareholder Meeting:  You may attend the shareholder meeting on February 14, 2011 and vote in person.

We would prefer that you vote by telephone or on the Internet, if possible, because that enables a quicker processing of proxy votes and reduces costs.  Please refer to the proxy card attached to the enclosed Prospectus/Proxy Statement for further instructions on how to vote.  Should you require additional information regarding the Reorganization or replacement of proxy cards, please call 1-800-DIAL-SEI. Whichever method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

vi

SEI ASSET ALLOCATION TRUST

Diversified Market Growth Fund

Diversified Moderate Growth Fund

One Freedom Valley Drive

Oaks, PA 19456

NOTICE OF

SPECIAL JOINT MEETING OF SHAREHOLDERS

TO BE HELD ON FEBRUARY 14, 2011

To the Shareholders:

This is to notify you that a Joint Meeting of Shareholders of the Diversified Market Growth Fund and Diversified Moderate Growth Fund (each, an “Acquired Fund” and, collectively, the “Acquired Funds”), each a series of SEI Asset Allocation Trust (the “Trust”), will be held at the offices of SEI Investments Management Corporation (“SIMC”), the investment adviser to the Acquired Funds, One Freedom Valley Drive, Oaks, Pennsylvania 19456 at 3:00 p.m., Eastern Time, on February 14, 2011 for the following purpose:

1.                                      With respect to each Acquired Fund, to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund would transfer all of its assets and liabilities to the Market Growth Strategy Fund in exchange for shares of the Market Growth Strategy Fund and the distribution of such shares to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund, as described in the attached Prospectus/Proxy Statement.

2.                                      To transact such other business as may properly come before the Meeting.

The Proposal is discussed in the attached Prospectus/Proxy Statement. The Board of Trustees of the Trust recommends that shareholders of each Acquired Fund vote FOR the Proposal.

Shareholders of record at the close of business on November 16, 2010 are entitled to notice of, and to vote at, the Meeting or any adjournments thereof.  You are invited to attend the Meeting, but if you do not wish to do so, please vote by telephone, or by logging on to the Internet to vote electronically.  Please refer to the proxy card(s) attached to the attached Prospectus/Proxy Statement for details.  If you are unable to vote by telephone, or on the Internet, you may also complete and sign the enclosed proxy card(s) and return it in the accompanying envelope.  Your vote is important no matter how many shares you own.  You can vote easily and quickly by telephone, Internet, mail or in person at the Meeting.  Please vote as promptly as possible.

By Order of the Board of Trustees

Timothy D. Barto
Vice President and Secretary

Voting is important to ensure a quorum at the Meeting.  Please call 1-800-DIAL-SEI for more information or if you have any questions about attending the Meeting in person.  Proxies may be revoked at any time before they are exercised by submitting to the Secretary of the Trust at the address above a written notice of revocation, submitting a subsequently executed proxy card or by attending the Meeting and voting in person.  Attendance at the Meeting will not by itself serve to revoke a proxy.

viii

SEI ASSET ALLOCATION TRUST

One Freedom Valley Drive

Oaks, PA 19456

1-800-DIAL-SEI

PROSPECTUS/PROXY STATEMENT

November [7], 2010

Acquisition of the Assets and Liabilities of:

DIVERSIFIED MARKET GROWTH FUND

AND

DIVERSIFIED MODERATE GROWTH FUND

each a series of SEI Asset Allocation Trust

By and in Exchange for Shares of:

MARKET GROWTH STRATEGY FUND

a series of SEI Asset Allocation Trust

This Prospectus/Proxy Statement is being furnished to shareholders of the Diversified Market Growth Fund and Diversified Moderate Growth Fund (each, an “Acquired Fund” and, collectively, the “Acquired Funds”), each a series of SEI Asset Allocation Trust (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of the Trust (the “Board”). Under the Plan, shareholders of Class A Shares, Class D Shares and Class I Shares of each Acquired Fund will receive shares of Class A Shares, Class D Shares and Class I Shares of the Market Growth Strategy Fund (the “Surviving Fund”), a series of the Trust, equal in aggregate value to the aggregate value of the assets transferred by an Acquired Fund to the Surviving Fund less the liabilities of the Acquired Fund that are assumed by the Surviving Fund, as of the closing date of the reorganization (the “Reorganization”). After the Reorganization is complete, the Acquired Funds will be terminated.  The Reorganization is expected to be completed after market close on or about March 25, 2011, such that shareholders of an Acquired Fund will become shareholders of the Surviving Fund on or about March 28, 2011.

The Board believes that the Reorganization is in the best interest of each Acquired Fund and its shareholders and that the interests of each Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.  For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for each Acquired Fund and its shareholders.  Shareholders of each Acquired Fund will vote separately on the Proposal, and, notwithstanding the fact that each Acquired Fund has three classes of shares outstanding, all shareholders of each Acquired Fund will vote together on the Proposal as a single class.

The Acquired Funds and the Surviving Fund are each a series of the Trust, which is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust currently consists of 19 separate series, including the Acquired Funds and the Surviving Fund.  SEI Investments Management Corporation (the “Adviser” or “SIMC”) serves as the investment adviser to each Acquired Fund and the Surviving Fund.  The

Acquired Funds and the Surviving Fund seek to achieve their investment objectives by investing in a combination of SEI Funds (the “Underlying SEI Funds”) in accordance with each Fund’s target asset allocation.  Because the Funds invest in other mutual funds, each Fund is considered a “fund of funds.” Unless the context requires otherwise, the Acquired Funds and the Surviving Fund are referred to herein collectively as the “Funds” (or individually as a “Fund”).

This Prospectus/Proxy Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Funds and the Surviving Fund and the Reorganization.  This Prospectus/Proxy Statement and the enclosures are being mailed to shareholders on or about November [30], 2010.

A Statement of Additional Information dated November [7], 2010, relating to this Prospectus/Proxy Statement and the Reorganization has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.  In addition, the following documents have been filed with the SEC and are incorporated herein by reference:

•                  The Class A Shares Prospectus for the Acquired Funds dated July 31, 2010, as supplemented August 13, 2010;

•                  The Class D Shares Prospectus for the Acquired Funds dated July 31, 2010, as supplemented August 13, 2010;

•                  The Class I Shares Prospectus for the Acquired Funds dated July 31, 2010, as supplemented August 13, 2010;

•                  The Class A Shares Prospectus for the Surviving Fund dated July 31, 2010;

•                  The Class D Shares Prospectus for the Surviving Fund dated [November   , 2010]; and

•                  The Class I Shares Prospectus for the Surviving Fund dated July 31, 2010.

Documents incorporated by reference into this Prospectus/Proxy Statement are legally considered part of this Prospectus/Proxy Statement.

In addition, the Class A Shares Prospectus and Class I Shares Prospectus for the Surviving Fund, each dated July 31, 2010, and the Class D Shares Prospectus for the Surviving Fund, dated [INSERT], accompany this Prospectus/Proxy Statement.  Additional information relating to the Acquired Funds and Surviving Fund is contained in the Statement of Additional Information for the Acquired Funds and the Class A Shares and Class I Shares of the Surviving Fund dated July 31, 2010, as supplemented August 13, 2010, in the Statement of Additional Information for the Class D Shares of the Surviving Fund dated [November   , 2010], and in each Fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2010.  The Statements of Additional Information and the Annual Reports have been filed with the SEC.

For a free copy of any of the documents described above, you may call 1-800-DIAL-SEI, or you may write to the Funds at the address listed on the cover of this Prospectus/Proxy Statement.  In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov.  [You may review and copy documents at the SEC Public Reference Room in Washington, DC or the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604 and the SEC’s New York Regional Office located at 3 World Financial Center, Suite 400, New York, NY 10281-1022 (for information on the operation of the Public Reference Room, call 1-202-551-8090)].  You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520.  You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

2

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) OR ANY OTHER GOVERNMENT AGENCY.  AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

3

SYNOPSIS

The Proposed Reorganization

Reasons for the Reorganization

Comparison of Investment Objectives and Strategies of the Acquired Funds and Surviving Fund

Comparison of Fundamental Investment Policies

Fees and Expenses

Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing

PRINCIPAL RISK FACTORS

INFORMATION ABOUT THE REORGANIZATION

Material Features of the Plan

Description of Reorganization Shares

Board Considerations for Approving the Reorganization

Federal Income Tax Consequences

Shareholder Rights, Description of the Securities to be Issued

Capitalization

ADDITIONAL INFORMATION ABOUT THE SURVIVING FUND AND EACH ACQUIRED FUND

Performance History

Comparison of the Investment Objectives and Principal Investment Strategies of the Funds

Management of the Funds

More Information About Fees and Expenses of the Funds

Other Service Providers

Shareholder Information

Distribution Arrangements

FINANCIAL HIGHLIGHTS

VOTING INFORMATION

Record Date

Proxy Solicitation

Proxy Solicitation Costs

Quorum and Required Vote for the Proposal

Other Voting Information

Control Persons and Principal Holders of Securities

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Shares Outstanding

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

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I.  SYNOPSIS

The following Synopsis provides a brief overview of the key points the Acquired Funds believe are typically of concern to shareholders considering a proposed transaction such as the Reorganization.  For further information and details about the proposed Reorganization, please see the entirety of the Prospectus/Proxy Statement that follows this Synopsis.

A.            The Proposed Reorganization.

The Reorganization involves the transfer of all of the assets and liabilities of each Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund.  Currently, each Acquired Fund offers three separate share classes:  Class A Shares, Class D Shares and Class I Shares.  The Surviving Fund offers three separate share classes:  Class A Shares, Class D Shares and Class I Shares.  Accordingly, shareholders of the Class A Shares, Class D Shares and Class I Shares of each Acquired Fund will receive Class A Shares, Class D Shares and Class I Shares of the Surviving Fund, respectively, in connection with the Reorganization.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Funds.

This transfer of assets and liabilities is expected to take place after market close on or about March 25, 2011.  The transfer of assets by the Acquired Funds will occur at their then-current market value as determined in accordance with the Acquired Funds’ valuation procedures, and shares of the Surviving Fund to be issued to the Acquired Funds will be valued at their then-current net asset value as determined in accordance with the Surviving Funds’ valuation procedures.  Class A Shares, Class D Shares and Class I Shares of the Surviving Fund will be distributed to shareholders of each Acquired Fund at the Effective Time (as defined below) in exchange for their Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.  After completion of the Reorganization, each shareholder of each Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund.  Following the completion of the Reorganization, the Acquired Funds will be liquidated and their registration under the Investment Company Act of 1940 (the “1940 Act”) will be terminated.

The Reorganization is intended to be tax-free for federal income tax purposes.  This means that shareholders of the Acquired Funds will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes.  This also means that it is intended that the Reorganization will be tax-free for the Surviving Fund.

With respect to an Acquired Fund, the Reorganization will not occur unless approved by holders of a majority of the outstanding voting securities of the Acquired Fund, as such term is defined in the 1940 Act and as described further below.  Notwithstanding the fact that each Acquired Fund has three classes of shares outstanding, all shareholders of each Acquired Fund will vote together on the Proposal as a single class.  The implementation of the Reorganization is subject to a number of conditions set forth in the Agreement and Plan of Reorganization (the “Plan”).  Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below.  For more information about the Reorganization, see “Information About the Reorganization” below.

Each Acquired Fund will bear its pro-rata portion of the aggregate costs and pay its pro-rata portion of the aggregate expenses related to the preparation and assembly of this Prospectus/Proxy Statement and all mailing and other expenses associated with the proxy solicitation process and the Reorganization, which are expected to be approximately $49,000.  The payment of such fees and

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expenses will be considered an extraordinary fund expense and, therefore, will not be subject to any voluntary expense limitation or reimbursement agreement in effect for an Acquired Fund and its share classes.

B.  Reasons for the Reorganization.

The Acquired Funds were originally developed in 1996 and were designed to adhere to a strategic asset allocation.  As such, each Acquired Fund’s asset allocation has intentionally remained stable since its inception (except for periodic rebalancing).  The Surviving Fund was created in 2003 and was designed to implement a more active asset allocation strategy that is driven by SEI’s analysis of expected risk versus return.  Since the launch of the Surviving Fund, the Acquired Funds have experienced a significant decline in assets. This evidences the preference of investors for the active asset allocation strategy of the Surviving Fund over the more strategic asset allocation approach of the Acquired Funds. SEI Investments Management Corporation (“SIMC”), the adviser to each Acquired Fund and the Surviving Fund, expects this trend to continue, and, in the absence of the Reorganization, anticipates that it will need to seek Board approval to liquidate the Acquired Funds in the near future.

SIMC believes that the Reorganization is a better alternative for Acquired Fund shareholders than a liquidation.  The Reorganization will provide shareholders of each Acquired Fund the opportunity to own shares of the Surviving Fund through what is intended to be a tax-free transaction, the completion of which requires no further action on the part of shareholders once the Reorganization is approved.  In contrast to the Acquired Funds, the Surviving Fund’s active asset allocation strategy evolves over time and is always reflective of SIMC’s current investment ideas.  The Surviving Fund was specifically developed to attempt to control for risk associated with broad market exposure through asset class diversification.  As a result, the Surviving Fund incorporates more asset classes than each Acquired Fund, as set forth in the “Additional Information About the Surviving Fund and Each Acquired Fund” section of the Prospectus/Proxy Statement.  SIMC believes that these additional asset classes result in a superior balance between expected risk and return.

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
“FOR” THE PROPOSED REORGANIZATION

C.  Comparison of the Investment Objectives and Strategies of the Acquired Funds and Surviving Fund.

As shown below, each of the Acquired Funds and Surviving Fund have similar investment objectives.  These investment objectives are fundamental, which means that they may not be changed by the Funds’ Board of Trustees without shareholder approval.

	Surviving Fund	Acquired Funds
	Market Growth Strategy Fund	Diversified Market Growth Fund	Diversified Moderate Growth Fund

Investment Objective	Capital appreciation while maintaining broad equity and fixed income market participation.	Long-term capital appreciation through participation in the domestic and global equity markets with a limited level of current income.	Long-term capital appreciation with a limited level of current income.

As shown below, each of the Acquired Funds and Surviving Fund pursue similar principal investment strategies.  Each Fund invests in Underlying SEI Funds and, in turn, the Underlying SEI Funds invest in securities in specific asset classes.

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Market Growth Strategy Fund
(Surviving Fund)

Principal Investment Strategy	Asset Allocation

Through the Underlying SEI Funds, invests primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government; and, to a lesser primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies.

Fund assets are allocated among the Underlying SEI Funds within the following percentage ranges:

U.S. Equity:  30%-85%
International Equity:  0%-35%
Real Estate:  0%-20%
Investment Grade Bonds and Money Market:  5%-50%
Non-Investment Grade Bond:  0%-35%

Diversified Market Growth Fund
(Acquired Fund)

Principal Investment Strategy	Asset Allocation

At least 30% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers, to provide the opportunity for long-term capital appreciation. The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed, asset-backed, inflation-sensitive and emerging market debt securities.  The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money market investments.

Fund assets are allocated among the Underlying SEI Funds within the following percentage ranges: Equity: 30%-75% Fixed Income: 25%-70% Money Market: 0%-30%

Diversified Moderate Growth Fund
(Acquired Fund)

Principal Investment Strategy	Asset Allocation

At least 30% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, which provides the opportunity for long-term capital appreciation.  The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities.  The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money market investments.

Fund assets are allocated among the Underlying SEI Funds within the following percentage ranges: Equity: 30%-70% Fixed Income: 30%-60% Money Market: 0%-30%

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For further information about the Funds’ investment objectives and strategies, see “Comparison of the Funds—Investment Objectives and Strategies” sub-section of the “Additional Information About the Surviving Fund and Each Acquired Fund” section of this Prospectus/Proxy Statement.

D.            Comparison of Fundamental Investment Policies.

The Acquired Funds and the Surviving Fund have adopted certain fundamental investment policies.  Fundamental investment policies cannot be changed as to a Fund without the consent of the holders of a majority of the outstanding voting securities of the Fund, as such term is defined in the 1940 Act; other investment policies can be changed without such consent of shareholders of the Fund.  Each Fund’s investment objective (as set forth above) is a fundamental investment policy of the Fund.  Except to the extent there are differences between an Acquired Fund’s investment objective and the Surviving Fund’s investment objective, there are no material differences among the Funds’ fundamental investment policies.

E.            Fees and Expenses.

Each of the Acquired Funds and the Surviving Fund incur certain costs as part of doing business.  These costs include “Management Fees” (which are paid to the Funds’ adviser for making investment decisions and continuously reviewing, supervising and administering the Funds’ investment programs), “Distribution Fees” (which are paid to the Funds’ distributor, by Class D Shares only, for the sale and distribution of shares), and “Other Expenses” (which include various other costs of doing business, such as administration fees paid to the Funds’ administrator for regulatory reporting, office space, equipment, personnel and facilities and certain other fees).  As you can see in the charts below, the Acquired Fund and the Surviving Fund currently have and after the Reorganization will have identical Management and Distribution fees.

Because the Funds invest in Underlying SEI Funds, each Fund also indirectly bears expenses associated with the operations of those Underlying SEI Funds (known as “Acquired Fund Fees and Expenses” or “AFFE”).  Actual AFFE indirectly borne by a Fund will vary from year-to-year with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds.  As you can see in the chart below, the Surviving Fund’s AFFE is higher than each Acquired Fund’s.  This difference results from differences in the total operating expenses of the Underlying SEI Funds and the mix of Underlying SEI Funds that each Fund invests in.  The differences in the AFFE and the slightly higher Other Expenses of the Surviving Fund make the current total annual fund operating expenses for the Surviving Fund 0.04% higher than for the Diversified Market Growth Fund and 0.08% higher than for the Diversified Moderate Growth Fund.

SIMC and its affiliates have also voluntarily agreed to waive portions of the management, distribution and administration fees for each Fund so that total annual fund operating expenses (excluding AFFE) do not exceed certain levels. AFFE are not waived because they are viewed as a cost of investing in the Underlying SEI Funds.  As a result of these voluntary fee waivers the total annual fund operating expenses for the most recent fiscal year (excluding AFFE) for Class A and I Shares of the Surviving Fund were lower by 0.02% than those for Class A and I Shares of the Acquired Fund.  SIMC and its affiliates currently intend to voluntarily waive fees and reimburse expenses of the Class D Shares of the Surviving Fund so that its total annual fund operating expenses (excluding AFFE) will be lower than that of Class D

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Shares of the Acquired Fund.  Although they have no current intention to do so, SIMC and its affiliates may discontinue all or part of these waivers at any time.

The following tables sets forth: (i) the fees and expenses of the Class A Shares, Class D Shares and Class I Shares of the Diversified Market Growth Fund as of March 31, 2010; (ii) the fees and expenses of the Class A Shares, Class D Shares and Class I Shares of the Diversified Moderate Growth Fund as of March 31, 2010; (iii)  the fees and expenses of the Class A Shares and Class I Shares of the Market Growth Strategy Fund as of March 31, 2010; (iv) the fees and expenses of the Class D Shares of the Market Growth Strategy Fund for the current fiscal year; and (v) the estimated fees and expenses of the Class A Shares, Class D Shares and Class I Shares of the Market Growth Strategy Fund, on a pro forma basis after giving effect to each possible permutation of the Reorganization for each Acquired Fund based on pro-forma combined assets as of March 31, 2010.

Please see the “More Information About Fees and Expenses of the Funds” sub-section of the “Additional Information About the Surviving Fund and Each Acquired Fund” section of this Prospectus/Proxy Statement for the Funds’ actual total annual fund operating expenses for the most recent fiscal year.

Fee Tables and Expense Examples for the Diversified Market Growth Fund Reorganization

Annual Fund Operating Expenses (expenses that you pay each year as a	Diversified Market Growth Fund			Market Growth Strategy Fund
percentage of the value of your investment)	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	None	0.75%	None	None	0.75%	None
Other Expenses	0.26%	0.51%	0.51%	0.26%	0.51%	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.92%	0.92%	0.92%	0.96%	0.96%	0.96%
Total Annual Fund Operating Expenses	1.28%†	2.28%†	1.53%†	1.32%†	2.32%	1.57%†

Annual Fund Operating Expenses (expenses that you pay each year as a	Pro-Forma Combined Market Growth Strategy Fund (assuming the reorganization of each Acquired Fund is consummated)			Pro-Forma Combined Market Growth Strategy Fund (assuming the reorganization of only the Diversified Market Growth Fund is consummated)
percentage of the value of your investment)	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	None	0.75%	None	None	0.75%	None
Other Expenses	0.27%	0.52%	0.52%	0.27%	0.52%	0.52%
Acquired Fund Fees and Expenses (AFFE)	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Total Annual Fund Operating Expenses	1.33%	2.33%	1.58%	1.33%	2.33%	1.58%

†                                          Because the Funds incurred AFFE during the most recent fiscal year, the operating expenses in these fee tables will not correlate to the expense ratio in the Funds’ financial statements because the financial statements include only the direct operating expenses incurred by the Funds, not the indirect costs of investing in Underlying SEI Funds.

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These Expense Examples are intended to help you compare the cost of investing in the Diversified Market Growth Fund with the cost of investing in the Surviving Fund on a pro forma combined basis and also allow shareholders to compare these costs with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Diversified Market Growth Fund			Market Growth Strategy Fund
	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
1 Year	$130	$231	$156	$134	$235	$160
3 Years	$406	$712	$483	$418	$724	$496
5 Years	$702	$1,220	$834	$723	$1,240	$855
10 Years	$1,545	$2,615	$1,824	$1,590	$2,656	$1,867

	Pro-Forma Combined Market Growth Strategy Fund (assuming the reorganization of each Acquired Fund is consummated)			Pro-Forma Combined Market Growth Strategy Fund (assuming the reorganization of only the Diversified Market Growth Fund is consummated)
	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
1 Year	$135	$236	$161	$135	$236	$161
3 Years	$421	$727	$499	$421	$727	$499
5 Years	$729	$1,245	$860	$729	$1,245	$860
10 Years	$1,601	$2,666	$1,878	$1,601	$2,666	$1,878

Fee Tables and Expense Examples for the Diversified Moderate Growth Fund Reorganization

Annual Fund Operating Expenses (expenses that you pay each year as a	Diversified Moderate Growth Fund			Market Growth Strategy Fund
percentage of the value of your investment)	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	None	0.75%	None	None	0.75%	None
Other Expenses	0.26%	0.51%	0.51%	0.26%	0.51%	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.88%	0.88%	0.88%	0.96%	0.96%	0.96%
Total Annual Fund Operating Expenses	1.24%†	2.24%†	1.49%†	1.32%†	2.32%	1.57%†

Annual Fund Operating Expenses (expenses that you pay each year as a	Pro-Forma Combined Market Growth Strategy Fund (assuming the reorganization of each Acquired Fund is consummated)			Pro-Forma Combined Market Growth Strategy Fund (assuming the reorganization of only the Diversified Moderate Growth Fund is consummated)
percentage of the value of your investment)	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	None	0.75%	None	None	0.75%	None
Other Expenses	0.27%	0.52%	0.52%	0.27%	0.52%	0.52%
Acquired Fund Fees and Expenses (AFFE)	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Total Annual Fund Operating Expenses	1.33%	2.33%	1.58%	1.33%	2.33%	1.58%

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†                                          Because the Funds incurred AFFE during the most recent fiscal year, the operating expenses in these fee tables will not correlate to the expense ratio in the Funds’ financial statements because the financial statements include only the direct operating expenses incurred by the Funds, not the indirect costs of investing in Underlying SEI Funds.

These Expense Examples are intended to help you compare the cost of investing in the Diversified Moderate Growth Fund with the cost of investing in the Surviving Fund on a pro forma combined basis and also allow shareholders to compare these costs with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Diversified Moderate Growth Fund			Market Growth Strategy Fund
	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
1 Year	$126	$227	$152	$134	$235	$160
3 Years	$393	$700	$471	$418	$724	$496
5 Years	$681	$1,200	$813	$723	$1,240	$855
10 Years	$1,500	$2,575	$1,779	$1,590	$2,656	$1,867

	Pro-Forma Combined Market Growth Strategy Fund (assuming the reorganization of each Acquired Fund is consummated)			Pro-Forma Combined Market Growth Strategy Fund (assuming the reorganization of only the Diversified Moderate Growth Fund is consummated)
	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
1 Year	$135	$236	$161	$135	$236	$161
3 Years	$421	$727	$499	$421	$727	$499
5 Years	$729	$1,245	$860	$729	$1,245	$860
10 Years	$1,601	$2,666	$1,878	$1,601	$2,666	$1,878

The projected post-Reorganization pro forma Annual Fund Operating Expenses and Expense Example presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place and (2) that certain fixed costs involved in operating the Acquired Funds will be eliminated.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Surviving Fund’s assets, many of which are beyond the control of the Surviving Fund and the Adviser.

E.            Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing.

There are no material differences between the procedures for purchasing, redeeming and exchanging Class A Shares, Class D Shares and Class I Shares of the Surviving Fund and the procedures for purchasing, redeeming and exchanging Class A Shares, Class D Shares and Class I Shares of each Acquired Fund, respectively.

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Shareholders of each Acquired Fund may continue to redeem, purchase and exchange Fund shares at any time prior to the close of business on March 24, 2011.

Each Acquired Fund and the Surviving Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards).  Each Acquired Fund’s and the Surviving Fund’s policy is to distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually.

You may purchase and redeem shares of the Funds on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).  The Funds calculate their net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time).  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received.  So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time.

In calculating NAV, the Funds generally value shares of the Underlying SEI Funds at their NAV and their other investments at market prices.  The Funds’ procedures for valuing their assets are the same.

II.  PRINCIPAL RISK FACTORS.

The principal risks of investments in the Acquired Funds and Surviving Fund are similar.  As with any mutual fund, loss of money is a risk of investing in the Funds.  Among the principal risks that could adversely affect the value of the Acquired Funds’ and the Surviving Fund’s shares and cause you to lose money on your investment are:

Principal Risks Applicable to Each Acquired Fund and the Surviving Fund

Underlying Funds Risk	The value of an investment in each Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of each Fund’s assets among them.

Asset Allocation Risk	The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Fixed Income Market Risk

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Equity Market Risk	The risk that prices of stocks purchased by the Underlying SEI Funds will fall over short or extended periods of time.

Foreign Investment/Emerging Markets Risk

The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Small Capitalization Risk

The risk that small capitalization securities purchased by the Underlying SEI Funds may underperform other segments of the equity markets or the equity markets as a whole. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies.

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Principal Risks Applicable to Each Acquired Fund and the Surviving Fund

Derivatives Risk

An Underlying SEI Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Underlying SEI Fund to lose more than the principal amount invested. An Underlying SEI Fund’s use of derivative instruments also involves risk of default by the counterparty of the instrument and the risk that the Underlying SEI Fund may be unable to sell the derivative instrument at an advantageous time or price.

Short Sales Risk

Short sales entered into by the Underlying SEI Funds expose each Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund’s and, therefore, a Fund’s share prices.

The Surviving Fund has the following additional risks that are not applicable to one or more of the Acquired Funds.

Risk	Risk Not Applicable to the Following Acquired Fund(s)

Below Investment Grade Securities Risk

Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Diversified Moderate Growth Fund

Real Estate Industry Risk

The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Diversified Moderate Growth Fund Diversified Market Growth Fund

III.  INFORMATION ABOUT THE REORGANIZATION

A.            Material Features of the Plan.

The Plan sets forth the terms and conditions of the Reorganization.  Material provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

At the consummation of the Reorganization, which is expected to occur at the close of business on or about March 25, 2011 (the “Effective Time”), all of the assets and liabilities of each Acquired Fund will be transferred to the Surviving Fund in exchange for shares of the Surviving Fund, such that at and after the Effective Time, the assets and liabilities of each Acquired Fund will become the assets and liabilities of the Surviving Fund.  The transfer of assets by the Acquired Funds will occur at their then-current market

9

value as determined in accordance with the Acquired Funds’ valuation procedures and shares of the Surviving Fund to be issued to the Acquired Funds shall be valued at their then-current net asset value determined in accordance with the Surviving Funds’ valuation procedures.  Class A Shares, Class D Shares and Class I Shares of the Surviving Fund will be distributed to shareholders of each Acquired Fund in exchange for their Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Funds. After completion of the Reorganization, each shareholder of each Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund.  Following the completion of the Reorganization, each Acquired Fund will be liquidated and its registration under the 1940 Act will be terminated.

The Plan provides that the Board will declare a dividend or dividends with respect to each Acquired Fund prior to the Effective Time.  This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of each Acquired Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time.  The shareholders of each Acquired Fund will recognize ordinary income and capital gains with respect to this distribution and such income and gains may be subject to federal, state and/or local taxes.

Prior to the Effective Time, the Adviser reserves the right to sell portfolio securities and/or purchase other securities for each Acquired Fund, to the extent necessary so that the asset composition of such Acquired Fund is consistent with the investment policies and restrictions of the Surviving Fund.  To the extent an Acquired Fund sells securities at a gain, current shareholders may receive a capital gain dividend.  Transaction costs associated with any such purchases and sales would be borne by an Acquired Fund, which would result in a decrease in the Acquired Fund’s net asset value.

The stock transfer books of the Trust with respect to each Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time.  Redemption requests received thereafter by the Trust with respect to an Acquired Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to the Plan.  If any shares of an Acquired Fund are represented by a share certificate, the certificate must be surrendered to the Trust’s transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to the Plan will be redeemed.  The Surviving Fund does not expect to issue share certificates with respect to the Surviving Fund.  Any special options relating to a shareholder’s account in an Acquired Fund will transfer over to the Surviving Fund without the need for the shareholder to take any action.

The Reorganization is subject to a number of conditions as set forth in the Plan, a form of which is attached hereto as Appendix A.  Except as set forth below, the Trust, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of an Acquired Fund or the Surviving Fund under the Plan if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of an Acquired Fund or the shareholders of the Surviving Fund.  Certain conditions under the Plan cannot be waived by the Trust, including the conditions that the Reorganization be approved by the shareholders of an Acquired Fund and that the Funds receive a favorable tax opinion from Morgan, Lewis & Bockius LLP.  The Board may abandon the Plan and the Reorganization at any time for any reason prior to the Effective Time.  The Plan further provides that, at any time prior to the Reorganization, the Funds may amend any of the provisions of the Plan; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund shares to be issued to an Acquired Fund’s shareholders under the Plan to the detriment of such Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of the Acquired Funds and the Surviving Fund.

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Each Acquired Fund will bear its pro-rata portion of the aggregate expenses incurred in connection with the Reorganization, including the costs of the proxy solicitation and tabulation.  The estimated aggregate costs are $49,000.  The payment of such fees and expenses will be considered an extraordinary fund expense by each Acquired Fund and, therefore, will not be subject to any voluntary expense limitation or reimbursement agreement in effect for an Acquired Fund and its share classes.

The Trustees of each Acquired Fund have voted to approve the proposed Reorganization.  The Trustees recommend that shareholders of each Acquired Fund also approve the proposed Reorganization.  Shareholders of each Acquired Fund will vote separately on the Proposal, and, notwithstanding the fact that each Acquired Fund has three classes of shares outstanding, all shareholders of each Acquired Fund will vote together on the Proposal as a single class.  With respect to an Acquired Fund, the actions contemplated by the Plan and the related matters described therein will be consummated only if approved by holders of a majority of the outstanding voting securities of the Acquired Fund, as such term is defined in the 1940 Act and as described further below.  The reorganization of one Acquired Fund is not contingent upon the reorganization of any of the other Acquired Funds.

B.            Description of Reorganization Shares.

Shares of the Surviving Fund will be issued to each Acquired Fund’s shareholders in accordance with the Plan.  Class A Shares, Class D Shares and Class I Shares of the Surviving Fund will be distributed to shareholders of each Acquired Fund at the Effective Time in exchange for their Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.  There are no material differences in the transactional or other procedures between the Class A Shares, Class D Shares and Class I Shares of an Acquired Fund and the Class A Shares, Class D Shares and Class I Shares of the Surviving Fund.

For additional information about the Surviving Fund’s shares, see “Additional Information about the Funds—Shareholder Information” sub-section of the “Additional Information About the Surviving Fund and Each Acquired Fund” section of this Prospectus/Proxy Statement.

C.            Board Considerations for Approving the Reorganization.

The Board considered the Reorganization at a meeting held on September 14-16, 2010, and the Board, including a majority of the Trustees who are not “interested persons” of the Trust as that term is defined in the 1940 Act, approved the Plan.  In approving the Reorganization, the Board determined that (i) participation in the Reorganization is in the best interest of each Acquired Fund and its shareholders; and (ii) the interests of each Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.

In making this determination, the Board considered a number of factors, including:

•      the future prospects of each Acquired Fund if the Reorganization was not effected, including such Acquired Fund’s continuing viability as a stand-alone series of the Trust given its declining asset base;

•      the similarity of the investment objective and investment strategies of each Acquired Fund to those of the Surviving Fund, and the resulting overlap in Underlying SEI Fund holdings;

•      that the current management fee and administration fee with respect to each Acquired Fund is identical to that of the Surviving Fund;

•      the Surviving Fund’s projected total annual fund operating expenses after the Reorganization as compared to each Acquired Fund’s current total annual fund operating expenses;

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•      SIMC’s and its affiliates’ voluntary agreement to waive fees will reduce the Surviving Fund’s operating expenses, exclusive of fees associated with the purchase of the Underlying SEI Funds, to a level lower than the Acquired Funds’ current total annual fund operating expenses, exclusive of fees associated with the purchase of the Underlying SEI Funds;

•      SIMC’s and its affiliates’ representation that they have no current intention to change the voluntary fee waivers for the Class A, D and I Shares of the Surviving Fund after the Reorganization;

•      the performance of the Surviving Fund as compared to the performance of each Acquired Fund;

•      the reasonableness of the terms of the Plan; and

•      that the Reorganization is intended to be tax-free for U.S. Federal income tax purposes for shareholders of each Acquired Fund.

The Board of the Surviving Fund has also determined that (i) participation in the Reorganization is in the best interest of the Surviving Fund and its shareholders; and (ii) the interests of the Surviving Fund’s shareholders will not be diluted as a result of the Reorganization.

D.            Federal Income Tax Consequences.

Each Acquired Fund and the Surviving Fund intends to qualify as of the Effective Time as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes.  Consummation of the transaction is subject to the condition that the Trust receive an opinion from Morgan, Lewis & Bockius LLP, subject to appropriate factual assumption and customary representations, to the effect that for federal income tax purposes:

(1)          The transfer of all of the assets and liabilities of an Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund and the distribution to shareholders of the Acquired Fund of shares of the Surviving Fund, as described in the Plan, will constitute a tax-free “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund each will be considered “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)          No gain or loss will be recognized by an Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for the issuance of shares of the Surviving Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any, or upon the distribution by the Acquired Fund to its shareholders of shares of the Surviving Fund received as a result of the Reorganization;

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(3)          No gain or loss will be recognized by the Surviving Fund upon the receipt by it of all of the assets of an Acquired Fund in exchange solely for the issuance of shares of the Surviving Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any;

(4)          The aggregate adjusted tax basis of the Surviving Fund shares received by a shareholder of an Acquired Fund will be the same as the tax basis of the shareholder’s Acquired Fund shares immediately prior to the Reorganization;

(5)          The adjusted tax basis of the assets received by the Surviving Fund pursuant to the Reorganization will be the same as the tax basis of the assets in the hands of an Acquired Fund immediately before the Reorganization;

(6)          The holding period for the shares of the Surviving Fund received by an Acquired Fund’s shareholders will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the shareholder held such shares of the Acquired Fund as capital assets; and

(7)          The holding period for the Surviving Fund with respect to the assets of an Acquired Fund received in the Reorganization will include the period for which such assets were held by the Acquired Fund.

No opinion will be expressed as to the effect of the Reorganization on (i) an Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

As of March 31, 2010, the Diversified Moderate Growth Fund and Diversified Market Growth Fund had unutilized capital loss carryforwards of approximately $29,814 and $28,895, respectively.  The final amount of unutilized capital loss carryforwards for an Acquired Fund is subject to change and will not be finally determined until the Effective Time of the Reorganization.  Under Section 382 of the Code, the ability of the Surviving Fund to fully utilize the capital loss carryforwards of an Acquired Fund may be limited because the Reorganization will result in a change in control of each Acquired Fund.  Therefore, the capital loss carryforwards that may be utilized as tax deductions by the Surviving Fund will be limited each taxable year to an amount equal to the value of the capital stock of an Acquired Fund at the time of the Reorganization multiplied by an interest rate set monthly by the Internal Revenue Service (“IRS”) that approximates a tax-exempt bond yield.  Such capital loss carryforwards of each Acquired Fund will expire in either 2017 or 2018.

The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the IRS.  The opinion to be received from Morgan, Lewis & Bockius LLP, with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

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E.            Shareholder Rights, Description of the Securities to be Issued.

The Trust is organized as a Massachusetts business trust.  Each Acquired Fund and the Surviving Fund is a series of the Trust and, therefore, shareholders of each Acquired Fund and the Surviving Fund are shareholders of the same legal entity, the Trust.  The Trust’s Agreement and Declaration of Trust (“Declaration of Trust”), the Trust’s governing document, does not afford any rights to the shareholders of the Surviving Fund that differ in any material respect from the rights afforded to the shareholders of an Acquired Fund.

Each share in the Surviving Fund represents an equal proportionate interest in the Surviving Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Surviving Fund as are declared in the discretion of the Trust’s Board.  When sold in accordance with the Declaration of Trust, and for the consideration described in its registration statement, shares of the Surviving Fund will be fully paid and non-assessable.

Surviving Fund shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion.  In the event of a liquidation or dissolution of the Surviving Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Surviving Fund and a proportionate distribution, based upon the relative asset values of the Trust’s series, of any general assets of the Trust not belonging to any particular series of the Trust which are available for distribution.  In the event of a liquidation or dissolution of the Trust, its shareholders will be entitled to the same distribution process.

The Declaration of Trust does not prescribe any rights or privileges to the Class A Shares, Class D Shares and Class I Shares of the Surviving Fund that differ in any material respect from the rights or privileges prescribed to the Class A Shares, Class D Shares and Class I Shares of each Acquired Fund, respectively.

F.            Capitalization.

The Surviving Fund’s total capitalization before the Reorganization is, and after the Reorganization will be, greater than the current capitalization of each Acquired Fund.  The following table sets forth:

(1)           the capitalization of each share class of each Acquired Fund as of March 31, 2010 (audited);

(2)           the capitalization of Class A Shares and Class I Shares of the Surviving Fund as of March 31, 2010 (audited); and

(3)           the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization (assuming the reorganization of each Acquired Fund is consummated) as if the Reorganization occurred on March 31, 2010 (unaudited).

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	Diversified Market Growth Fund (Acquired Fund)	Diversified Moderate Growth Fund (Acquired Fund)	Market Growth Strategy Fund (Surviving Fund)		Adjustments	Pro-Forma Combined Market Growth Strategy Fund (assuming the reorganization of each Acquired Fund is consummated)
Net Assets

Class A Shares	$96,010,059	$55,485,535	$441,929,246		$(44,379)	$593,380,461	*
Class D Shares	$3,660,221	$9,538,134	N/A	***	$(987)	$13,197,368	*
Class I Shares	$25,412,232	$12,924,790	$10,249,056		$(3,634)	$48,582,444	*

Shares Outstanding

Class A Shares	10,261,676	5,523,723	45,843,274		(70,091)	61,558,582	**
Class D Shares	395,699	953,727	N/A	***	19,698	1,369,124	**
Class I Shares	2,726,571	1,287,804	1,075,890		10,036	5,100,301	**

Net Asset Value Per Share

Class A Shares	$9.36	$10.04	$9.64			$9.64
Class D Shares	$9.25	$10.00	N/A	***		$9.64
Class I Shares	$9.32	$10.04	$9.53			$9.53

*                                 Figure reflects the costs associated with the Reorganization (estimated to be approximately $49,000) which will be borne by the shareholders of the Acquired Funds if the Reorganization is approved and completed.  These costs are allocated pro rata.

**                          Figure reflects the issuance by the Surviving Fund of approximately (40,357) shares to the Acquired Fund’s shareholders in connection with the Reorganization.

***                   Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Funds.

This information is for informational purposes only.  There is, of course, no assurance that the Reorganization will be consummated.  Moreover, if consummated, the capitalization of each Acquired Fund and the Surviving Fund is likely to be different at the Effective Time as a result of market movements and daily share purchase and redemption activity in the Funds.  Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.

IV.  ADDITIONAL INFORMATION ABOUT THE

SURVIVING FUND AND EACH ACQUIRED FUND

A.            Performance History.

Set forth below is past performance information for the Surviving Fund and each Acquired Fund.  A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  As set forth below, the Surviving Fund has performed better than each Acquired Fund over the past one and five year periods ended December 31, 2009.

Market Growth Strategy Fund (Surviving Fund)

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Class D Shares of the Fund are newly created, and do not have a performance history.  Because Class D Shares of the Fund invest in the same portfolio of securities as the Class A Shares and Class I Shares, returns for the Class D Shares would have been substantially similar to those of the Class A Shares and Class I Shares.  Performance (both before and after taxes) would have

15

differed only to the extent that the Class D Shares have higher expenses than the Class A Shares and Class I Shares.

Yearly Performance – Class A Shares

This chart provides some indication of the risks of investing in the Fund by showing changes in the Class A Shares’ performance from year to year for the past six calendar years.

2004	10.84%
2005	7.00%
2006	12.86%
2007	4.17%
2008	-33.45%
2009	27.43%

Best Quarter:	Worst Quarter:
16.43%	-33.45%
(06/30/09)	(12/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was 6.66%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund’s average annual total returns to those of a broad-based index and two additional indices: the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index. The Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns are shown for Class A Shares only, and would be different for the other share classes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Market Growth Strategy Fund	1 Year	5 Years	Since Inception*
Class A Shares Return Before Taxes	27.43%	1.30%	3.40%
Class A Shares Return After Taxes on Distributions	25.99%	-0.09%	2.12%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	17.71%	0.47%	2.33%
Class I Shares Return Before Taxes	27.19%	1.27%	3.12%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	2.92%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.97%
Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	31.78%	3.54%	7.38%

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*                      Class A Shares and Class I Shares returns are shown since their inception on November 17, 2003.  Index returns are shown from November 30, 2003.

Diversified Market Growth Fund (Acquired Fund)

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Please note that the Fund’s Class I Shares commenced operations on June 28, 2002; therefore, performance for the periods prior to June 28, 2002 is calculated using the performance of the Fund’s Class A Shares (adjusted for the higher expenses of the Class I Shares).

Yearly Performance – Class A Shares

This chart provides some indication of the risks of investing in the Fund by showing changes in the Class A Shares’ performance from year to year for the past ten calendar years.

2000	-5.02%
2001	-7.01%
2002	-9.28%
2003	21.84%
2004	10.69%
2005	6.67%
2006	12.32%
2007	4.46%
2008	-32.61%
2009	24.82%

Best Quarter:	Worst Quarter:
15.26%	-17.77%
(06/30/09)	(12/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was 5.95%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund’s average annual total returns to those of a broad-based index and the Fund’s 45/15/40 Blended Benchmark, which consists of the S&P 500 Index, MSCI EAFE Index and Barclays Capital U.S. Aggregate Bond Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, MSCI EAFE Index and Barclays Capital U.S. Aggregate Bond Index only track one specific allocation of the Fund.  The Fund’s Blended Benchmark is designed to reflect a useful comparison to the Fund’s overall performance.  Previously, the Fund used the Barclays Capital U.S. Aggregate Bond Index as its broad-based index. The Fund selected the S&P 500 Index because it provides a useful comparison of the performance of the largest allocation of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A Shares only, and would be different for the other share classes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Diversified Market Growth Fund	1 Year	5 Years	10 Years	Since Inception*
Class A Shares Return Before Taxes	24.82%	1.03%	1.30%	4.37%
Class A Shares Return After Taxes on Distributions	23.70%	-0.33%	-0.11%	2.83%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	16.15%	-0.31%	-0.44%	2.99%
Class D Shares Return Before Taxes	23.48%	0.04%	0.28%	3.31%
Class I Shares Return Before Taxes	24.45%	0.79%	1.10%	4.21%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%	6.33%
The Fund’s 45/15/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	19.21%	3.06%	2.62%	5.79%

*                      Class A Shares returns are shown since their inception on December 13, 1996.  Class D Shares returns are shown since their inception on December 5, 1996.  Class I Shares returns are shown since their inception on June 28, 2002.  Index returns are shown from December 31, 1996.

Diversified Moderate Growth Fund (Acquired Fund)

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance.   Please note that the Fund’s Class I Shares commenced operations on June 28, 2002; therefore, performance for the periods prior to June 28, 2002 is calculated using the performance of the Fund’s Class A Shares (adjusted for the higher expenses of the Class I Shares).

Yearly Performance – Class A Shares

This chart provides some indication of the risks of investing in the Fund by showing changes in the Class A Shares’ performance from year to year for the past ten calendar years.

2000	-3.16%
2001	-7.93%
2002	-9.93%
2003	19.65%
2004	9.66%
2005	5.88%
2006	11.42%
2007	4.12%
2008	-31.28%
2009	22.06%

Best Quarter:	Worst Quarter:
13.74%	-16.81%
(06/30/09)	(12/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was 5.84%.

Average Annual Total Returns (for the periods ended December 31, 2009)

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This table compares the Fund’s average annual total returns to those of a broad-based index and the Fund’s 48/12/40 Blended Benchmark, which consists of the S&P 500 Index, MSCI EAFE Index and Barclays Capital U.S. Aggregate Bond Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, MSCI EAFE Index and Barclays Capital U.S. Aggregate Bond Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a useful comparison to the Fund’s overall performance. Previously, the Fund used the Barclays Capital U.S. Aggregate Bond Index as its broad-based index. The Fund selected the S&P 500 Index because it provides a useful comparison of the performance of the largest allocation of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A Shares only, and would be different for the other share classes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Diversified Moderate Growth Fund	1 Year	5 Years	10 Years	Since Inception*
Class A Shares Return Before Taxes	22.06%	0.60%	0.82%	4.53%
Class A Shares Return After Taxes on Distributions	21.01%	-0.81%	-0.41%	3.08%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	14.30%	-0.04%	0.14%	3.21%
Class D Shares	20.82%	-0.41%	-0.17%	3.47%
Class I Shares	21.64%	0.33%	0.63%	4.38%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%	6.33%
The Fund’s 48/12/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	19.05%	2.95%	2.55%	6.17%

*                      Class A Shares returns are shown since their inception on June 10, 1996. Class I Shares returns are shown since their inception on June 28, 2002. Class D Shares returns are shown since their inception on May 30, 1996. Index returns are shown from June 30, 1996.

B. Comparison of the Investment Objectives and Principal Investment Strategies of the Funds.

The following is a comparison of the investment objectives and principal investment strategies of the Funds. The Acquired Funds and the Surviving Fund seek to achieve their investment objectives by investing in a combination of Underlying SEI Funds in accordance with each Fund’s target asset allocation. Because the Funds invest in other mutual funds, each Fund is considered a “fund of funds.”

MARKET GROWTH STRATEGY FUND (Surviving Fund)	DIVERSIFIED MARKET GROWTH FUND (Acquired Fund)

Investment Objective Capital appreciation while maintaining broad equity and fixed income market participation.	Investment Objective Long-term capital appreciation through participation in the domestic and global equity markets with a limited level of current income.

Principal Investment Strategies The Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI	Principal Investment Strategies The Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI

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MARKET GROWTH STRATEGY FUND (Surviving Fund)	DIVERSIFIED MARKET GROWTH FUND (Acquired Fund)

Funds is managed by one or more Sub-Advisers under the supervision of SIMC.	Funds is managed by one or more Sub-Advisers under the supervision of SIMC. The Fund is appropriate for investors seeking an intermediate-term investment of 5 to 15 years.

The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities.

At least 30% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers, to provide the opportunity for long-term capital appreciation. The Fund’s moderate allocation to Underlying SEI Funds that focus on U.S. equity securities includes investments in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management in an attempt to mitigate the risks inherent in any one particular management style. The Fund’s investment in Underlying SEI Funds that focus on small cap securities may provide additional diversification and enhance returns over the longer term. The Fund’s investment in equity securities is further diversified through Underlying SEI Funds that focus on international and emerging markets.

The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed, asset-backed, inflation-sensitive and emerging market debt securities. In so doing, the Fund will invest in Underlying SEI Funds that primarily focus on U.S. investment grade bonds with maturities of 30 years or less. The Fund will also invest in an Underlying SEI Fund that focuses on high yield bonds in seeking to provide added diversification and opportunity for enhanced return. The Fund may also invest in Underlying SEI Funds that focus on the international fixed income markets and the emerging country debt markets. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money market investments providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:	SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

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MARKET GROWTH STRATEGY FUND (Surviving Fund)	DIVERSIFIED MARKET GROWTH FUND (Acquired Fund)

U.S. Equity (30-85%)

SIMT Large Cap Fund

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT U.S. Managed Volatility Fund

SIMT Small Cap Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

SIMT Global Managed Volatility Fund

International Equity (0-35%)

SIT Emerging Markets Equity Fund

SIT International Equity Fund

Real Estate (0-20%)

SIMT Real Estate Fund

Investment Grade Bonds & Money Market (5-50%)

SDIT Ultra Short Bond Fund

SIMT Core Fixed Income Fund

SIMT U.S. Fixed Income Fund

SIMT Real Return Fund

SLAT Prime Obligation Fund

Non-Investment Grade Bonds (0-35%)

SIT Emerging Markets Debt Fund

SIMT High Yield Bond Fund

Equity (30-75%)

SIMT Large Cap Fund

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT Small Cap Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

SIT International Equity Fund

SIT Emerging Markets Equity Fund

Fixed Income (25-70%)

SIMT Core Fixed Income Fund

SIMT U.S. Fixed Income Fund

SIMT Real Return Fund

SIMT High Yield Bond Fund

SIT International Fixed Income Fund

SIT Emerging Markets Debt Fund

Money Market (0-30%)

SLAT Prime Obligation Fund

Shared Principal Investment Strategies

Each Fund will normally invest at least 90% of its assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class.

In order to achieve its investment objective, SIMC allocates each Fund’s assets among the Underlying SEI Funds. Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, domestic or foreign fixed income securities or money market instruments. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change each Fund’s allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with such Fund’s objective. Each Fund will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income.

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MARKET GROWTH STRATEGY FUND (Surviving Fund)	DIVERSIFIED MODERATE GROWTH FUND (Acquired Fund)

Investment Objective Capital appreciation while maintaining broad equity and fixed income market participation.	Investment Objective Long-term capital appreciation with a limited level of current income.

Principal Investment Strategies

The Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

Principal Investment Strategies

The Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC. The Fund is appropriate for investors seeking an intermediate-term investment of 5 to 15 years.

The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities.

At least 30% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, which provides the opportunity for long-term capital appreciation. The Fund’s allocation to Underlying SEI Funds that focus on U.S. equity securities includes investments in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. The Fund’s investment in Underlying SEI Funds that focus on small cap securities may provide additional diversification and enhance returns over the longer term. In addition, under normal conditions, a portion of the Fund is allocated to an Underlying SEI Fund that focuses on non-U.S. equity securities, which may provide further diversification and enhance returns over the longer term.

The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. Under normal conditions, in seeking to provide current income and a moderating effect on the volatility of returns, a sizeable portion of the Fund is investing in Underlying SEI Funds that invest primarily in investment grade bonds with maturities of 30 years or less. The Fund may also invest in an Underlying SEI Fund that focuses on the international fixed income markets. The remainder of the Fund is allocated to an

22

MARKET GROWTH STRATEGY FUND (Surviving Fund)	DIVERSIFIED MODERATE GROWTH FUND (Acquired Fund)

Underlying SEI Fund that focuses on money market investments providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:	SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

U.S. Equity (30-85%)

SIMT Large Cap Fund

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT U.S. Managed Volatility Fund

SIMT Small Cap Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

SIMT Global Managed Volatility Fund

International Equity (0-35%)

SIT Emerging Markets Equity Fund

SIT International Equity Fund

Real Estate (0-20%)

SIMT Real Estate Fund

Investment Grade Bonds & Money Market (5-50%)

SDIT Ultra Short Bond Fund

SIMT Core Fixed Income Fund

SIMT U.S. Fixed Income Fund

SIMT Real Return Fund

SLAT Prime Obligation Fund

Non-Investment Grade Bonds (0-35%)

SIT Emerging Markets Debt Fund

SIMT High Yield Bond Fund

Equity (30-70%)

SIMT Large Cap Fund

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT Small Cap Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

SIT International Equity Fund

Fixed Income (30-60%)

SIMT Core Fixed Income Fund

SIMT U.S. Fixed Income Fund

SIMT Real Return Fund

SIT International Fixed Income Fund

Money Market (0-30%)

SLAT Prime Obligation Fund

Shared Principal Investment Strategies

Each Fund will normally invest at least 90% of its assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class.

In order to achieve its investment objective, SIMC allocates each Fund’s assets among the Underlying SEI Funds. Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, domestic or foreign fixed income securities or money market instruments. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change each Fund’s allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

23

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with such Fund’s objective. Each Fund will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income.

C.            Management of the Funds

1.             Investment Adviser

SIMC, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. SIMC is a wholly-owned subsidiary of SEI Investments Company (“SEI”). For managing each Fund, SIMC is entitled to receive a management fee at an annual percentage rate equal to 0.10% of each Fund’s average daily net assets. Upon consummation of the Reorganization, the investment advisory fee paid to SIMC with respect to the Surviving Fund will remain the same.

2.             Portfolio Management

The Funds are managed by two investment professionals, as identified below.

John J. McCue has served as Director of Portfolio Implementations for SIMC since 1995 and served as Director of Money Market Investments from 2003 to 2005. Mr. McCue is responsible for the implementation of the Funds’ asset allocation strategies and has served as a portfolio manager of the Funds since their inception.

James R. Solloway has served as Senior Portfolio Manager for SIMC since 2009. Prior to joining SIMC, Mr. Solloway served as an Executive Director of Morgan Stanley Investment Management Company, beginning in 1998. Mr. Solloway is responsible for developing the asset allocation strategies for the Funds and has served as a portfolio manager of the Funds since 2009.

D. More Information About Fees and Expenses of the Funds

The Funds’ actual total annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Funds as a result of their investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amounts shown in the “Fees and Expenses” sub-section of the “Synopsis” section of this Prospectus/Proxy Statement because SIMC, the Funds’ administrator and/or the Funds’ distributor, voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. In addition, SIMC, the Funds’ administrator and/or the Funds’ distributor currently intend to voluntarily waive fees and reimburse expenses of the Class D Shares of the Surviving Fund in order to maintain the Class D Shares’ total annual fund operating expenses for the current fiscal year at 1.10%. The voluntary waivers of SIMC, the Funds’ administrator and the Funds’ distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). SIMC, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Funds’ actual total annual fund operating expenses were as follows:

24

Fund Name	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE)*
Market Growth Strategy Fund (Surviving Fund)
Class A Shares	1.32%	1.06%	0.10%
Class D Shares**	N/A	N/A	N/A
Class I Shares	1.57%	1.31%	0.35%
Diversified Market Growth Fund (Acquired Fund)
Class A Shares	1.28%	1.04%	0.12%
Class D Shares	2.28%	2.04%	1.12%
Class I Shares	1.53%	1.29%	0.37%
Diversified Moderate Growth Fund (Acquired Fund)
Class A Shares	1.24%	1.00%	0.12%
Class D Shares	2.24%	2.00%	1.12%
Class I Shares	1.49%	1.25%	0.37%

*  AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by a Fund through its investments in the Underlying SEI Funds during the most recent fiscal year.  Actual AFFE indirectly borne by a Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds.

**  Not active during the prior fiscal year.  SIMC, the Funds’ administrator and/or the Funds’ distributor currently intend to voluntarily waive fees and reimburse expenses of the Class D Shares of the Surviving Fund in order to maintain the Class D Shares’ total annual fund operating expenses (exclusive of AFFE) for the upcoming fiscal year at 1.10%.

E.  Other Service Providers.

The Funds’ other service providers are the same.  These entities are listed below.

SEI Investments Global Funds Services One Freedom Valley Drive Oaks, Pennsylvania 19456	Administrator and Transfer Agent

SEI Investments Global Funds Services

One Freedom Valley Drive
Oaks, Pennsylvania 19456

(maintains custody of uncertificated shares of Underlying SEI Funds)

U.S. Bank National Association

425 Walnut Street

Cincinnati, Ohio 45202

Custodians

SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Distributor

KPMG LLP 1601 Market Street Philadelphia, Pennsylvania 19103	Independent Registered Public Accounting Firm

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F.  Shareholder Information.

Shareholder information, such as pricing of Fund shares, purchase and redemption of Fund shares, dividends and distributions, frequent purchases and redemption of Fund shares, and tax consequences of buying and selling shares, for the Class A Shares, Class D Shares and Class I Shares of the Surviving Fund is not materially different than the shareholder information for the Class A Shares, Class D Shares and Class I Shares of each Acquired Fund, respectively.  A summary of this information is included below.  More detailed shareholder information is contained in the (i) Class A Shares Prospectus for the Acquired Funds, the Class D Shares Prospectus for the Acquired Funds and the Class I Shares Prospectus for the Acquired Funds, each dated July 31, 2010, as supplemented August 13, 2010, which are incorporated herein by reference; (ii) Class A Shares Prospectus for the Surviving Fund and the Class I Shares Prospectus for the Surviving Fund, each dated July 31, 2010, which are incorporated herein by reference and accompany this Prospectus/Proxy Statement; (iii) Class D Shares Prospectus for the Surviving Fund, dated [November   , 2010], which is incorporated herein by reference and accompanies this Prospectus/Proxy Statement; (iv) the Statement of Additional Information for the Acquired Funds and the Class A Shares and Class I Shares of the Surviving Fund dated July 31, 2010, as supplemented August 13, 2010; and (v) the Statement of Additional Information for the Class D Shares of the Surviving Fund dated [November   , 2010].  A free copy of these documents is available upon request as described on the second page of this Prospectus/Proxy Statement.

1.  Purchase and Redemption of Fund Shares

You may purchase and redeem shares of the Funds on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).  The Funds calculate their net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time).  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received.  So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time.  The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Class A Shares of the Funds are offered to tax-advantaged and other retirement accounts.  Class D Shares of the Funds are offered to tax-advantaged and other retirement accounts through banks, broker-dealers and other financial institutions and intermediaries that have entered into an agreement with the Funds’ distributor to sell Class D Shares to their customers.  Class I Shares of the Funds are offered to financial institutions and intermediaries for their own or their customers’ accounts.

The minimum initial investment for Class A Shares of the Funds is $100,000 with minimum subsequent investments of $1,000. The minimum initial investment for Class D Shares of the Funds is $150,000 with minimum subsequent investments of $1,000.  The minimum initial investment for Class I Shares of the Funds is $100,000 with minimum subsequent investments of $1,000.  In each case, the Funds may accept smaller amounts at their discretion.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading.  The Funds’ transfer agent will monitor trades in an effort to detect short-term trading

26

activities.  If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.  A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more “round trips” in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

2.  Pricing of Fund Shares

In calculating NAV, the Funds generally value shares of the Underlying SEI Funds at their NAV and their other investments at market prices.  Securities held by the Underlying SEI Funds for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.  When a security is valued in accordance with the Fair Value Procedures, the Trust’s Fair Value Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

3.  Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.  The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash.  Your current dividend and distribution election will not change at the consummation of the Reorganization.

G.  Distribution Arrangements.

Shares of the Funds are offered on a continuous basis through the Trust’s principal underwriter, SIDCo.  SIDCo. receives no compensation for distributing the Funds’ Class A Shares and Class I Shares.

The Funds have adopted a distribution plan that allows the Funds to pay SIDCo. distribution fees for the sale and distribution of their Class D Shares.  Because these fees are paid out of the Funds’ assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class D Shares, the distribution fee is 0.75% of the average daily net assets of each Fund, and the shareholder servicing fee may be up to 0.25% of average daily net assets of each Fund.  These fees will continue to be accrued by the Class D Shares of each Acquired Fund up until the time that the Reorganization is consummated.

27

Class I Shares of the Funds may pay administrative servicing fees up to 0.25% of the average daily net assets of each Fund.

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V.  FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the past five years. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions).  Class D Shares of the Surviving Fund are newly created, and do not have a financial history.  This information has been derived from each Fund’s financial statements, which have been audited by KPMG LLP, whose reports, along with the Funds’ financial statements, are included in each Fund’s Annual Report to shareholders dated March 31, 2010.  A free copy of these Annual Reports is available upon request as described on the second page of this Prospectus/Proxy Statement.

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Market Growth Strategy Fund - Class A
2010	$6.94	$0.21	$2.72	$2.93	$(0.23)	$—	$(0.23)	$9.64	42.56%		$441,929	0.10%	2.38%	0.36%	136%
2009	11.30	0.32	(4.04)	(3.72)	(0.34)	(0.30)	(0.64)	6.94	(33.37)		369,810	0.10	3.46	0.35	95
2008	12.71	0.39	(1.03)	(0.64)	(0.59)	(0.18)	(0.77)	11.30	(5.43)		717,739	0.10	3.11	0.34	18
2007	12.18	0.39	0.86	1.25	(0.43)	(0.29)	(0.72)	12.71	10.50	(2)(3)	726,306	0.10	3.15	0.34	14
2006	11.02	0.32	1.17	1.49	(0.28)	(0.05)	(0.33)	12.18	13.72		466,959	0.10	2.74	0.35	44

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Market Growth Strategy Fund - Class I
2010	$6.87	$0.19		$2.68	$2.87	$(0.21)	$—	$(0.21)	$9.53	42.07%		$10,249	0.35%		2.16%	0.61%	136%
2009	11.18	0.31		(4.00)	(3.69)	(0.32)	(0.30)	(0.62)	6.87	(33.45)		5,289	0.35		3.39	0.60	95
2008	12.59	0.38		(1.05)	(0.67)	(0.56)	(0.18)	(0.74)	11.18	(5.70)		7,033	0.35		3.09	0.59	18
2007	12.04	0.41		0.84	1.25	(0.41)	(0.29)	(0.70)	12.59	10.66	(2)(3)	4,650	0.35		3.23	0.59	14
2006	10.84	0.36	(1)	1.17	1.53	(0.28)	(0.05)	(0.33)	12.04	14.32	(2)(3)	—	0.10	††	2.74	0.35	44

(1) The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

(2) Class I shares have not been marketed and have a limited number of shares outstanding.

(3) The total return of Class I exceeds Class A due to rounding.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†† Excludes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

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	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Diversified Moderate Growth Fund - Class A
2010	$7.57	$0.15	$2.50	$2.65	$(0.18)	$—	$(0.18)	$10.04	35.22%	$55,485	0.12%	1.67%	0.36%	160%
2009	11.81	0.28	(3.92)	(3.64)	(0.30)	(0.30)	(0.60)	7.57	(31.17)	50,544	0.12	2.73	0.35	76
2008	13.64	0.37	(0.96)	(0.59)	(0.56)	(0.68)	(1.24)	11.81	(4.95)	147,548	0.12	2.77	0.34	13
2007	13.29	0.34	0.94	1.28	(0.45)	(0.48)	(0.93)	13.64	9.85	194,744	0.12	2.55	0.35	15
2006	12.20	0.27	1.11	1.38	(0.28)	(0.01)	(0.29)	13.29	11.41	338,254	0.12	2.15	0.36	52

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Diversified Moderate Growth Fund - Class D
2010	$7.54	$0.06	$2.49	$2.55	$(0.09)	$—	$(0.09)	$10.00	33.92%	$9,538	1.12%	0.68%	1.36%	160%
2009	11.75	0.19	(3.90)	(3.71)	(0.20)	(0.30)	(0.50)	7.54	(31.81)	7,490	1.12	1.87	1.35	76
2008	13.58	0.24	(0.96)	(0.72)	(0.43)	(0.68)	(1.11)	11.75	(5.94)	13,301	1.12	1.78	1.34	13
2007	13.24	0.22	0.92	1.14	(0.32)	(0.48)	(0.80)	13.58	8.70	17,844	1.12	1.67	1.35	15
2006	12.16	0.15	1.09	1.24	(0.15)	(0.01)	(0.16)	13.24	10.27	19,586	1.12	1.15	1.36	52

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Diversified Moderate Growth Fund - Class I
2010	$7.57	$0.13	$2.50	$2.63	$(0.16)	$—	$(0.16)	$10.04	34.89%	$12,925	0.37%	1.44%	0.61%	160%
2009	11.80	0.26	(3.91)	(3.65)	(0.28)	(0.30)	(0.58)	7.57	(31.29)	9,494	0.37	2.64	0.60	76
2008	13.63	0.34	(0.96)	(0.62)	(0.53)	(0.68)	(1.21)	11.80	(5.20)	15,256	0.37	2.53	0.59	13
2007	13.29	0.32	0.92	1.24	(0.42)	(0.48)	(0.90)	13.63	9.49	23,382	0.37	2.42	0.60	15
2006	12.20	0.24	1.11	1.35	(0.25)	(0.01)	(0.26)	13.29	11.14	23,262	0.37	1.91	0.61	52

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

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	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Diversified Global Moderate Growth Fund - Class A
2010	$6.88	$0.17	$2.51	$2.68	$(0.20)	$—	$(0.20)	$9.36	39.13%	$96,010	0.12%	1.99%	0.36%	151%
2009	10.99	0.29	(3.82)	(3.53)	(0.30)	(0.28)	(0.58)	6.88	(32.59)	81,133	0.12	3.17	0.35	96
2008	12.38	0.37	(0.93)	(0.56)	(0.56)	(0.27)	(0.83)	10.99	(4.94)	140,606	0.12	2.99	0.34	25
2007	11.96	0.35	0.87	1.22	(0.42)	(0.38)	(0.80)	12.38	10.44	168,886	0.12	2.86	0.34	28
2006	10.92	0.27	1.09	1.36	(0.27)	(0.05)	(0.32)	11.96	12.64	178,977	0.12	2.40	0.36	58

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Diversified Global Moderate Growth Fund - Class D
2010	$6.81	$0.09	$2.47	$2.56	$(0.12)	$—	$(0.12)	$9.25	37.65%	$3,660	1.12%	1.04%	1.36%	151%
2009	10.87	0.19	(3.77)	(3.58)	(0.20)	(0.28)	(0.48)	6.81	(33.24)	2,049	1.12	2.01	1.35	96
2008	12.26	0.25	(0.92)	(0.67)	(0.45)	(0.27)	(0.72)	10.87	(5.90)	5,325	1.12	2.09	1.34	25
2007	11.85	0.23	0.85	1.08	(0.29)	(0.38)	(0.67)	12.26	9.32	4,739	1.12	1.89	1.34	28
2006	10.82	0.16	1.07	1.23	(0.15)	(0.05)	(0.20)	11.85	11.51	7,674	1.12	1.38	1.36	58

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Diversified Global Moderate Growth Fund - Class I
2010	$6.86	$0.15	$2.48	$2.63	$(0.17)	$—	$(0.17)	$9.32	38.61%	$25,413	0.37%	1.77%	0.61%	151%
2009	10.95	0.27	(3.80)	(3.53)	(0.28)	(0.28)	(0.56)	6.86	(32.70)	19,468	0.37	2.97	0.60	96
2008	12.34	0.34	(0.93)	(0.59)	(0.53)	(0.27)	(0.80)	10.95	(5.19)	30,981	0.37	2.78	0.59	25
2007	11.93	0.33	0.85	1.18	(0.39)	(0.38)	(0.77)	12.34	10.13	31,814	0.37	2.70	0.59	28
2006	10.89	0.24	1.09	1.33	(0.24)	(0.05)	(0.29)	11.93	12.41	18,748	0.37	2.15	0.61	58

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

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VI.  VOTING INFORMATION

This section provides information on a number of topics relating to proxy voting and the shareholder meeting.

A.                                     Record Date.

Shareholders of the Acquired Funds as of November 16, 2010 (the “Record Date”) will be entitled to notice of and to vote at the Meeting or any adjournment thereof.

B.                                     Proxy Solicitation.

The Board is furnishing this Prospectus/Proxy Statement in connection with the solicitation of proxies.  The Acquired Funds have retained Broadridge Financial Solutions, Inc. (the “Proxy Solicitor”), 51 Mercedes Way, Edgewood, New York 11717 to aid in the solicitation of proxies.  Proxies may be solicited by mail, electronically, by telephone, fax, in person or by other means, and representatives of the Proxy Solicitor, the Trust, SIMC, SEI, and each of their affiliates may participate in the solicitation of proxies.

You may vote in several ways, listed below.

•                  In person at the Meeting;

•                  By mail by returning the attached proxy card(s);

•                  Through the Internet by going to www.proxyvote.com; or

•                  Over the telephone by calling 1-866-450-8587.  A representative of the Proxy Solicitor will answer your call.  When receiving your instructions by telephone, the Proxy Solicitor representative is required to verify your full name, address, and if you are authorized to vote on the account and to confirm that you have received the Prospectus/Proxy Statement in the mail.  If the information you provided matches the information provided to the Proxy Solicitor by the Acquired Fund, the Proxy Solicitor representative will explain the voting process.  The Proxy Solicitor is not permitted to recommend to you how to vote, other than to read any recommendation included in the Prospectus/Proxy statement.

The Proxy Solicitor will record your instructions and transmit them to the official tabulator and send you a paper confirmation of your vote.  That letter will also ask you to call the Proxy Solicitor immediately if the confirmation does not reflect your instruction correctly.  You may receive a call from a representative of the Proxy Solicitor, the Trust, SIMC, SEI and each of their affiliates if the Proxy Solicitor has not yet received your vote.  The Proxy Solicitor may ask you for authority by telephone to permit the Proxy Solicitor to sign a proxy on your behalf.  The Proxy Solicitor will record all instructions, in accordance with the procedures set forth above.  The Acquired Funds believe these procedures are reasonably designed to determine accurately the shareholder’s identity and voting instructions.

Should you require additional information regarding the proxy or replacement proxy cards, you may contact the Trust at 1-800-DIAL-SEI.

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C.                                    Proxy Solicitation Costs.

Each Acquired Fund will bear its pro-rata portion of the costs of soliciting proxies, including costs related to the preparation, printing, mailing and tabulation of proxies.  The anticipated aggregate cost associated with the solicitation of proxies by the Proxy Solicitor is $29,000 plus any reasonable out-of-pocket expenses incurred by the Proxy Solicitor.  The payment of such fees and expenses will be considered an extraordinary fund expense by each Acquired Fund and, therefore, will not be subject to any voluntary expense limitation or reimbursement agreement in effect for an Acquired Fund and its share classes.  Voting immediately can help the Acquired Funds avoid the considerable expense of a second solicitation.

D.                                    Quorum and Required Vote for the Proposal.

Quorum.

In order to transact business at the Meeting, an Acquired Fund must achieve a quorum at the Meeting.  This means that at least a majority of an Acquired Fund’s shares entitled to vote must be represented at the Meeting — either in person or by proxy.  Any lesser number of shares, however, is sufficient for adjournments.  All returned proxies count towards a quorum regardless of how they are voted (“For,” “Against,” or “Abstain”).  As discussed more fully below in the section entitled “Tabulation of Votes,” broker non-votes are considered present for purposes of determining the presence of a quorum at the Meeting.

Required Vote.

With respect to an Acquired Fund, proceeding with the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the Acquired Fund, as defined in the 1940 Act, which means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Acquired Fund or (2) 67% or more of the shares of the Acquired Fund present at the Meeting if more than 50% of the outstanding shares of the Acquired Fund are represented at the Meeting in person or by proxy.  Shareholders of each Acquired Fund will vote separately on the Proposal, and, notwithstanding the fact that each Acquired Fund has three classes of shares outstanding, all shareholders of each Acquired Fund will vote together on the Proposal as a single class.  The reorganization of one Acquired Fund is not contingent upon the reorganization of any of the other Acquired Funds.

If the Reorganization is not approved by shareholders of an Acquired Fund, then such Acquired Fund will remain in existence, and the Board will consider what, if any, additional steps to take, including consideration of the possibility of liquidating such Acquired Fund.  Moreover, the shareholders of such Acquired Fund will not benefit from an intended tax-free Reorganization into the Surviving Fund, which represents SIMC’s current ideas as to active asset allocation. The Board recommends that shareholders of each Acquired Fund approve the Reorganization.

A vote of shareholders of the Surviving Fund is not needed to approve the Reorganization.

E.                                                     Other Voting Information.

Adjournment.  If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes in favor of the Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a period or periods to permit further solicitation of proxies.  If a quorum is present at the Meeting, any such adjournment will require the affirmative vote of a majority of the votes cast on the question, in person or by proxy, at the session of the Meeting to be adjourned.  The persons named as proxies will vote in favor of adjournments those proxies

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that they are entitled to vote in favor of the Proposal.  They will vote against any such adjournment those proxies required to be voted against the Proposal.  Any adjournment does not require notice to shareholders other than an announcement at the Meeting being adjourned.  The Board may postpone the Meeting prior to the Meeting with notice to the shareholders entitled to vote at the Meeting.  The costs of any additional solicitation of proxies and of any adjourned or postponed session with regard to the Proposal will be borne by the applicable Acquired Fund(s).

Tabulation of Votes.  Shareholders of each Acquired Fund are entitled to one vote for each share held, and each fractional share shall be entitled to a proportional fractional vote.  Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Acquired Funds to tabulate such votes.  Abstentions and “broker non-votes” (i.e., proxies received from brokers indicating that they have not received instructions from the beneficial owner or other person entitled to vote shares) will be counted for purposes of determining whether a quorum is present at the Meeting.  Abstentions and “broker non-votes” will have the same effect as a vote “Against” the Proposal.  Pursuant to certain rules promulgated by the New York Stock Exchange, Inc. that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-routine matters.  It is anticipated that such broker-dealers will not have discretionary authority to vote on the Proposal.  The absence of instructions from the beneficial owner will result in a “broker non-vote” with respect to the Proposal.

Proxy cards that are properly signed, dated and received at or prior to the Meeting will be voted as specified.  If you specify a vote for the Proposal, your proxy will be voted as you indicate.  If you simply sign, date and return the proxy card, but do not specify a vote for the Proposal, your shares will be voted by the proxies “FOR” the Reorganization.

Revocation.  A shareholder may revoke a previously submitted proxy at any time prior to the Meeting by (i) a written revocation, which must be signed and include the shareholder’s name and account number, received by the Secretary of SEI Asset Allocation Trust at One Freedom Valley Drive, Oaks, Pennsylvania 19456; (ii) properly executing a later-dated proxy card; or (iii) attending the Meeting and voting in person.  Attendance at the Meeting will not by itself serve to revoke a proxy.

Shareholder Proposals.  The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts.  As such, each Acquired Fund, as a series of the Trust, is not required to, and does not have, annual meetings, except to the extent that such meetings are required under the 1940 Act or state law.  Acquired Fund shareholders who wish to submit proposals for inclusion in the proxy statement for a subsequent Acquired Fund shareholder meeting should send their written proposals to the Secretary of the SEI Asset Allocation Trust, One Freedom Valley Drive, Oaks, PA 19456 within a reasonable time before such meeting.  Submission of a proposal does not necessarily mean that such proposal will be included in an Acquired Fund’s proxy statement since inclusion in the proxy statement is subject to compliance with certain federal regulations.  If the Reorganization of an Acquired Fund is approved by its shareholders, there will be no further meetings of shareholders of the Acquired Fund.

Communications with the Board.  Shareholders wishing to submit written communications to the Board should send their communications to the Secretary of the SEI Asset Allocation Trust, One Freedom Valley Drive, Oaks, PA 19456.  Any such communications received will be reviewed by the Board at its next regularly scheduled meeting.

Other Matters.  The Board does not intend to present any other business at the Meeting.  If any other matter may properly come before the Meeting, or any adjournment thereof, the persons named in the accompanying proxy card intend to vote, act, or consent thereunder in accordance with their best

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judgment at that time with respect to such matters unless such proxy contains specific restrictions to the contrary.

F.                                     Control Persons and Principal Holders of Securities.

The table below sets forth the names, addresses and percentage ownership of those shareholders owning beneficially or of record 5% or more of the outstanding shares of each class of each respective Fund as of the Record Date.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Funds.  Therefore, there were no shareholders of the Class D Shares of the Surviving Fund as of the Record Date.  Those persons who beneficially own more than 25% of a particular class of shares in a particular Fund may be deemed to control such class.  As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of such Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.  With respect to the shares referred to in the tables below as being held of record, the Funds believe that most of these shares were held by the below persons in accounts for their fiduciary, agency or custodial customers.

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Market Growth Strategy Fund - Class A Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Market Growth Strategy Fund — Class I Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Market Growth Fund — Class A Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Market Growth Fund — Class D Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Market Growth Fund — Class I Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Moderate Growth Fund — Class A Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

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Diversified Moderate Growth Fund — Class D Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Moderate Growth Fund — Class I Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

On the basis of the share holdings information presented above, the following persons will own the following percentage of the outstanding shares of the Surviving Fund upon consummation of the Reorganization.  This table assumes that the value of the shareholder’s interest in a Fund on the date of the consummation of the Reorganization is the same as on the Record Date.

Market Growth Strategy Fund - Class A Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Market Growth Strategy Fund — Class D Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Market Growth Strategy Fund — Class I Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

G.                                    Shares Outstanding.

As of the Record Date, the net assets and the approximate number of shares issued and outstanding (rounded to the nearest whole share) for each Acquired Fund were as follows:

Name of Fund	Net Assets	Shares Outstanding
Diversified Market Growth Fund
Diversified Moderate Growth Fund

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As of the Record Date, the Trustees and executive officers of the Trust, as a group, owned less than one percent (1%) of the outstanding shares of each Acquired Fund.

The Trustees, including all of the Independent Trustees, recommend that shareholders of each Acquired Fund approve the Proposal.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.  SHAREHOLDERS ARE ENCOURAGED TO VOTE BY TELEPHONE OR THROUGH THE INTERNET.  PLEASE FOLLOW THE ENCLOSED INSTRUCTIONS TO UTILIZE THESE METHODS OF VOTING.

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APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this             day of                      , 2010, by and between SEI Asset Allocation Trust, a Massachusetts business trust (the “Trust”), on behalf of its Diversified Moderate Growth Fund and Diversified Market Growth Fund (each, an “Acquired Fund” and, collectively, the “Acquired Funds”), and the Trust, on behalf of its Market Growth Strategy Fund (the “Surviving Fund” and, together with the Acquired Funds, the “Funds”).  Except for the Acquired Funds and Surviving Fund, no other series of the Trust are parties to this Agreement.  The Trust has its principal place of business at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456.

WHEREAS, the Trust was established on October 20, 1995 under the laws of the Commonwealth of Massachusetts as a business trust under a Declaration of Trust, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Funds and the Surviving Fund are each a separate investment series of the Trust and each Acquired Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, each of the Acquired Funds and the Surviving Fund is authorized to issue its shares of beneficial interest;

WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds’ respective existing shareholders will not be diluted as a result;

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of an Acquired Fund solely in exchange for the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund and shares of beneficial interest of the Surviving Fund (“Surviving Fund Shares”) followed by the distribution, at the Closing Date (as defined in Section 13 of this Agreement), of such Surviving Fund Shares to the holders of shares of the Acquired Fund (“Acquired Fund Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund.  The parties hereto hereby covenant and agree as follows:

1.                                      Plan of Reorganization.  At the Closing Date, an Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 5 of this Agreement) (the “Statement of Assets and Liabilities”), to the Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired Fund a number of Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing Date.  Shareholders of record of Class A Shares, Class D Shares and Class I Shares of an Acquired Fund

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at the Closing Date shall be credited with full and fractional Class A Shares, Class D Shares and Class I Shares of the Surviving Fund, respectively.  The assets and liabilities of an Acquired Fund shall be exclusively assigned to and assumed by the Surviving Fund.  All debts, liabilities, obligations and duties of an Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund.  The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”  The Trust is entering into this Agreement on behalf of its Acquired Funds severally and not jointly, with the express intention that the provisions contained in each number Section hereof shall be understood as applying separately with respect to each Acquired Fund as if contained in separate agreements.  Accordingly, this Agreement shall be treated as if each Reorganization between an Acquired Fund and the Surviving Fund contemplated hereby had been the subject of a separate agreement.

2.                                      Transfer of Assets.

(a)                                 The assets of an Acquired Fund to be acquired by the Surviving Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.

(b)                                 The Surviving Fund will, within a reasonable time prior to the Closing Date, furnish an Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Surviving Fund’s investment objectives, policies, and restrictions.  An Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Fund with a list of its portfolio securities and other investments.  In the event that an Acquired Fund holds any investments that the Surviving Fund may not hold, the Acquired Fund, if requested by the Surviving Fund, will dispose of such securities prior to the Closing Date.  In addition, if it is determined that an Acquired Fund and the Surviving Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Fund with respect to such investments, the Acquired Fund, if requested by the Surviving Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.  Notwithstanding the foregoing, nothing herein will require an Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization.

(c)                                  An Acquired Fund shall direct U.S. Bank, N.A., as custodian for the Acquired Fund (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Fund within two business days prior to or at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  An Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund prior to or as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which an Acquired Fund’s assets are deposited, the Acquired Fund’s assets deposited with such depositories.  The cash to be transferred by an Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

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(d)                                 An Acquired Fund shall direct SEI Investments Global Funds Services (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding Class A, D and I Shares owned by each shareholder immediately prior to the Closing Date.  The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited at the Closing Date to the Secretary of an Acquired Fund, or provide evidence that the Surviving Fund Shares have been credited to the Acquired Fund’s account on the books of the Surviving Fund.  No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.                                      Calculations.

(a)                                 The number of full and fractional Surviving Fund Shares to be issued in exchange for an Acquired Fund’s assets pursuant to Section 1 hereof shall be determined, with respect to each class, by multiplying the outstanding shares of the applicable class of the Acquired Fund by the ratio computed by dividing the net asset value per share of the applicable class of the Acquired Fund by the net asset value per share of the corresponding class of the Surviving Fund on the Valuation Date, determined in accordance with Section 3(b).  Shareholders of record of Class A, D and I Shares of an Acquired Fund at the Closing Date shall be credited with full and fractional Class A, D and I Shares of the Surviving Fund, respectively.

(b)                                 The net asset value per share of the Surviving Fund Shares shall be the net asset value per share computed as of the time at which the Surviving Fund’s net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933 (the “1933 Act”).

4.                                      Valuation of Assets.  The value of the assets of an Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund’s net asset value is calculated at the Valuation Time.  The net asset value of the assets of an Acquired Fund to be transferred to the Surviving Fund shall be computed by the Acquired Fund.  In determining the value of the securities transferred by an Acquired Fund to the Surviving Fund, each security shall be priced in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the 1933 Act.  For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by an Acquired Fund, provided that such determination shall be subject to the approval of the Surviving Fund.  An Acquired Fund and the Surviving Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

5.                                      Valuation Time.  The valuation time shall be 4:00 p.m., Eastern Time, on                     , 2010, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Funds (the “Valuation Time”).  Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of an Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

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6.                                      Liquidation of an Acquired Fund and Cancellation of Shares.  At the Closing Date, an Acquired Fund will liquidate and the Surviving Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund.  Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of an Acquired Fund that represents the respective number and class of Surviving Fund Shares due such shareholder.  All of the issued and outstanding shares of an Acquired Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares.  An Acquired Fund’s transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of an Acquired Fund.

7.                                      Representations and Warranties of the Surviving Fund.  The Surviving Fund represents and warrants to an Acquired Fund as follows:

(a)                                 The Surviving Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b)                                 The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c)                                  The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest.  The Class A, D and I Shares of the Surviving Fund have been duly established and represent a fractional undivided interest in the Surviving Fund.  The issued and outstanding Class A, D and I Shares of the Surviving Fund are duly authorized, validly issued, fully paid and nonassessable.  There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Surviving Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Fund.  The Surviving Fund Shares to be issued and delivered to an Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and nonassessable.

(d)                                 The execution, delivery and performance of this Agreement by the Trust, on behalf of the Surviving Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Surviving Fund are necessary to authorize this Agreement and the transactions contemplated hereby.  This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Surviving Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of an Acquired Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Surviving Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.  The Surviving Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e)                                  The audited financial statements of the Surviving Fund as of March 31, 2010 are in accordance with generally accepted accounting principles consistently applied, and such statements

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(copies of which have been furnished to an Acquired Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein.

(f)                                   Since March 31, 2010, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by an Acquired Fund.  For purposes of this paragraph (f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.

(g)                                  The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h)                                 Except as otherwise disclosed in writing and accepted by an Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement.  The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i)                                     Except for contracts and agreements disclosed to an Acquired Fund, under which no default exists, the Surviving Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Fund.

(j)                                    As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(k)                                 For each taxable year of its operation, the Surviving Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.  The Surviving Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l)                                     The Surviving Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

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(m)                             The proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Surviving Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Fund makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to an Acquired Fund and furnished by the Acquired Fund to the Surviving Fund specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

8.                                      Representations and Warranties of an Acquired Fund.  An Acquired Fund represents and warrants to the Surviving Fund as follows:

(a)                                 An Acquired Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b)                                 The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)                                  The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest.  The Class A, D and I Shares of an Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund.  The issued and outstanding Class A, D and I Shares of an Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable.  All of the issued and outstanding shares of an Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of an Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.

(d)                                 The audited financial statements of an Acquired Fund as of March 31, 2010 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(e)                                  Since March 31, 2010, there has not been any material adverse change in an Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the

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Surviving Fund.  For purposes of this paragraph (e), a decline in the net asset value of an Acquired Fund shall not constitute a material adverse change.

(f)                                   An Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund pursuant to Section 1.  Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund.

(g)                                  The execution, delivery and performance of this Agreement by the Trust, on behalf of an Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby.  This Agreement has been duly and validly executed and delivered by the Trust, on behalf of an Acquired Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Surviving Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.  An Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h)                                 The current prospectus and statement of additional information of an Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i)                                     Except as otherwise disclosed in writing and accepted by the Surviving Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against an Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement.  An Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j)                                    Except for contracts and agreements disclosed to the Surviving Fund, under which no default exists, an Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.

(k)                                 As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of an Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

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(l)                                     For each taxable year of its operation, an Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.  An Acquired Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(m)                             The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to an Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to an Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Fund and furnished by the Surviving Fund to the Acquired Fund specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9.                                      Covenants of the Surviving Fund and an Acquired Fund.

(a)                                 The Surviving Fund and an Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b)                                 An Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

(c)                                  Subject to the provisions of this Agreement, the Surviving Fund and an Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(d)                                 As promptly as practicable, but in any case within sixty days after the Closing Date, an Acquired Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and certified by the Acquired Fund’s President, Vice President or Treasurer.

(e)                                  On or before the Closing Date, an Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

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10.                               Conditions Precedent to Obligations of the Surviving Fund.  The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by an Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)                                 All representations and warranties of an Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  On the Closing Date, the Surviving Fund shall have received a certificate from the President or Vice President of an Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)                                 The Surviving Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Fund, covering the following points:

(i)                                     An Acquired Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)                                  The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii)                               This Agreement has been duly authorized, executed and delivered by an Acquired Fund and, assuming due authorization, execution, and delivery of this Agreement by the Surviving Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)                              The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of an Acquired Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Fund is a party or by which any properties belonging to the Acquired Fund may be bound.

(v)                                 To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by an Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement.

(vi)                              To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to an Acquired Fund or any of its respective properties or assets and the Acquired Fund is not a party to nor

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subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)                           Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of an Acquired Fund’s registration statement, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable (except that shareholders of the Acquired Fund may under certain circumstances be held personally liable for its obligations).

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)                                  An Acquired Fund shall have delivered to the Surviving Fund at the Closing Date the Acquired Fund’s Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Fund as to the aggregate asset value of the Acquired Fund’s portfolio securities.

(d)                                 On the Closing Date, an Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied.

11.                               Conditions Precedent to Obligations of an Acquired Fund.  The obligations of an Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a)                                 All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  On the Closing Date, an Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of Surviving Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)                                 An Acquired Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

(i)                                     The Surviving Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

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(ii)                                  The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii)                               This Agreement has been duly authorized, executed and delivered by the Surviving Fund and, assuming due authorization, execution, and delivery of this Agreement by an Acquired Fund, is a valid and binding obligation of the Surviving Fund enforceable against the Surviving Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)                              The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Surviving Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Surviving Fund is a party or by which any properties belonging to the Surviving Fund may be bound.

(v)                                 To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Surviving Fund or the consummation of the transactions contemplated by this Agreement.

(vi)                              To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Surviving Fund or any of its respective properties or assets and the Surviving Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)                           Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Surviving Fund Shares to be issued and delivered to an Acquired Fund on behalf of the Acquired Fund shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Surviving Fund has any statutory preemptive rights in respect thereof (except that shareholders of the Surviving Fund may under certain circumstances be held personally liable for its obligations).

(viii)                        The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)                                  On the Closing Date, the Surviving Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Fund prior to or at the Closing Date and an Acquired Fund shall have

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received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of the Surviving Fund that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

12.                                 Further Conditions Precedent to Obligations of an Acquired Fund and the Surviving Fund.  If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)                                  The Trust’s Board of Trustees, on behalf of each of an Acquired Fund and Surviving Fund, shall have approved this Agreement.

(b)                                 This Agreement and the transactions contemplated in this Agreement will have been approved by the requisite vote of the holders of the outstanding shares of an Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust and applicable law.

(c)                                  On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)                                 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or an Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(e)                                  The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f)                                    The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Fund and an Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:

(i)                                     The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)                                  No gain or loss will be recognized by an Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to shareholders of the Acquired Fund.

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(iii)                               No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of an Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund all of the liabilities of the Acquired Fund.

(iv)                              The tax basis of the assets of an Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

(v)                                 The holding period of the assets of an Acquired Fund received by the Surviving Fund will include the holding period of those assets in the hands of the Acquired Fund immediately prior to the Reorganization.

(vi)                              No gain or loss will be recognized by the shareholders of an Acquired Fund upon the exchange of their Acquired Fund shares for the Surviving Fund Shares (including fractional shares to which they may be entitled) and the assumption by the Surviving Fund of the liabilities of the Acquired Fund.

(vii)                           The aggregate adjusted tax basis of the Surviving Fund Shares received by the shareholders of an Acquired Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization.

(viii)                        The holding period of the Surviving Fund Shares received by the shareholders of an Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date.

No opinion will be expressed as to the effect of the Reorganization on (i) an Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and an Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Surviving Fund nor an Acquired Fund may waive the conditions set forth in this Section 12(f).

13.                                 Closing Date of the Reorganization.  The exchange of an Acquired Fund’s assets for the Surviving Fund Shares shall be effective as of opening of business on [March 28, 2011], or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

14.                                 Termination.

(a)                                  This Agreement may be terminated by the mutual agreement of the Surviving Fund and an Acquired Fund.  In addition, either the Surviving Fund or an Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:

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(i)                                     because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii)                                because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(iii)                               by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of an Acquired Fund’s or Surviving Fund’s shareholders;

(b)                                 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of an Acquired Fund, the Surviving Fund, the Trust, or their Trustees or officers, to the other party.

15.                                 Amendment.  This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund Shares to be issued to an Acquired Fund shareholders under this Agreement to the detriment of such Acquired Fund shareholders.

16.                                 Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

17.                                 Notices.  Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Fund:

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

with a copy to:

Richard W. Grant, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Surviving Fund:

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

with a copy to:

Richard W. Grant, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

18.                                 Fees and Expenses.

(a)                                  Each of the Surviving Fund and an Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b)                                 Except as otherwise provided for herein, all expenses that are solely and directly related to the Reorganization contemplated by this Agreement will be borne and paid pro-rata by the Acquired Funds. Such expenses include, without limitation, to the extent solely and directly related to the Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering

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into and the carrying out of the provisions of this Agreement, including the expenses of an Acquired Fund’s proxy solicitation; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Fund Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which an Acquired Fund’s shareholders are resident as of the date of the mailing of the Proxy Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. An Acquired Fund agrees that all such fees and expenses so borne and paid, shall be paid directly by Acquired Fund to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of an Acquired Fund or the Surviving Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code. Acquired Fund shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither an Acquired Fund nor the Surviving Fund will pay the Surviving Fund shareholders’ expenses, if any.

19.                                 Headings, Counterparts, Assignment.

(a)                                  The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b)                                 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c)                                  This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d)                                 The Surviving Fund and an Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.  The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e)                                  A copy of the Trust’s Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of such Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Surviving Fund and an Acquired Fund are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Surviving Fund and the Acquired Fund.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

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SEI ASSET ALLOCATION TRUST, ON BEHALF OF ITS SERIES, THE DIVERSIFIED MODERATE GROWTH FUND AND DIVERSIFIED MARKET GROWTH FUND

By:
Name:
Title:

SEI ASSET ALLOCATION TRUST, ON BEHALF OF ITS SERIES, THE MARKET GROWTH STRATEGY FUND

By:
Name:
Title:

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SEI ASSET ALLOCATION TRUST
One Freedom Valley Drive

Oaks, Pennsylvania 19456

1-800-DIAL-SEI

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets and Liabilities of

DIVERSIFIED MODERATE GROWTH FUND

AND

DIVERSIFIED MARKET GROWTH FUND

each a series of SEI Asset Allocation Trust

By and in Exchange for Shares of

MARKET GROWTH STRATEGY FUND

a series of SEI Asset Allocation Trust

November [7], 2010

This Statement of Additional Information (the “SAI”), which is not a prospectus, relating specifically to the proposed transfer of assets and liabilities of the Diversified Moderate Growth Fund and Diversified Market Growth Fund (each, an “Acquired Fund” and, collectively, the “Acquired Funds”) to the Market Growth Strategy Fund (the “Surviving Fund” and, together with the Acquired Funds, the “Funds”), each a series of SEI Asset Allocation Trust (the “Trust”) (the “Reorganization”), should be read in conjunction with the Prospectus/Proxy Statement dated November [7], 2010, relating specifically to the Reorganization (the “Prospectus”).  The Reorganization will be considered by shareholders of the Acquired Funds on February 14, 2011, at 3:00 p.m. Eastern Time, at the offices of SEI Investments Management Corporation, the investment adviser to the Funds, One Freedom Valley Drive, Oaks, Pennsylvania, 19456. Copies of the Prospectus may be obtained at no charge by calling the Trust at 1-800-DIAL-SEI.

The following documents are incorporated herein by reference:

1.                                       The Statement of Additional Information of the Trust relating to the Acquired Funds and the Class A and Class I Shares of the Surviving Fund dated July 31, 2010, as supplemented August 13, 2010.

2.                                       The Statement of Additional Information of the Trust relating to the Class D Shares of the Surviving Fund dated November [    ], 2010.

3.                                       The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Funds included in the Acquired Funds’ Annual Reports for the period ended March 31, 2010 (the “Acquired Funds Annual Reports”).  No other parts of the Acquired Funds Annual Reports are incorporated herein by reference.

4.                                       The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Fund’s Annual Report for the period ended March 31,

2010 (the “Surviving Fund Annual Report”).  No other parts of the Surviving Fund Annual Report are incorporated herein by reference.

A.	General Information	3
B.	Additional Information About the Acquired Funds and the Surviving Fund	3
C.	Financial Statements	3
D.	Pro Forma Financial Statements (Unaudited)	4
E.	Miscellaneous	11

2

A.                                    General Information

The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization (the “Plan”), which contemplates the transfer of all the assets and liabilities of the Acquired Funds to the Surviving Fund in exchange for shares of the Surviving Funds.  Currently, each Acquired Fund offers three separate share classes:  Class A Shares, Class D Shares and Class I Shares.  The Surviving Fund offers three separate share classes:  Class A Shares, Class D Shares and Class I Shares.  Accordingly, shareholders of the Class A Shares, Class D Shares and Class I Shares of each Acquired Fund will receive Class A Shares, Class D Shares and Class I Shares of the Surviving Fund, respectively, in connection with the Reorganization.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Funds.

After the transfer of all its assets and liabilities in exchange for shares of the Surviving Fund, each Acquired Fund will distribute the shares to its shareholders in liquidation of the Acquired Fund.  After completion of the Reorganization, each shareholder of each Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former shareholder of the Acquired Funds reflecting the appropriate number of shares distributed to the shareholder.  These accounts will be substantially identical to the accounts currently maintained by the Acquired Funds for each shareholder.  In connection with the Reorganization, all outstanding shares of the Acquired Funds will be cancelled, and the Acquired Funds will wind up their affairs and be terminated.  For further information about the Reorganization, see the Prospectus.

B.                                    Additional Information about the Acquired Funds and the Surviving Fund

The following documents are incorporated herein by reference:

1.                                       The Statement of Additional Information of the Trust relating to the Acquired Funds and the Class A and Class I Shares of the Surviving Fund dated July 31, 2010, as supplemented August 13, 2010.

2.                                       The Statement of Additional Information of the Trust relating to the Class D Shares of the Surviving Fund dated November [    ], 2010.

C.                                    Financial Statements

The following historical financial information regarding the Acquired Funds and Surviving Fund is incorporated herein by reference as follows:

1.  the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Funds included in the Acquired Funds Annual Report are hereby incorporated herein by reference to such Annual Reports.  No other parts of the Acquired Funds Annual Reports are incorporated herein by reference; and

2.  the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Surviving Fund Annual Reports are hereby incorporated herein by reference to such Annual Report.  No other parts of the Surviving Fund Annual Report are incorporated herein by reference.

3

D.                                    Pro Forma Financial Information (Unaudited)

The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on March 31, 2010.

The unaudited pro forma combined schedule of investments and statement of assets and liabilities reflect the combined financial position of the Acquired Funds and Surviving Fund as of March 31, 2010.

The unaudited pro forma combined statement of operations for the period ended March 31, 2010, presents the combined results of operations of the Acquired Funds and Surviving Fund for the period ended March 31, 2010.  The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at March 31, 2010. These historical statements have been derived from the respective books of the Acquired Funds and Surviving Fund and records utilized in calculating daily net asset value at March 31, 2010, and for the twelve-month period then ended under auditing principles generally accepted in the United States of America in the investment company industry.

Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Surviving Fund for pre-combination periods will not be restated.  The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Acquired Funds and Surviving Fund incorporated by reference into this SAI.

4

Pro Forma Schedule of Investments (Unaudited)

SEI Asset Allocation Trust

Diversified Market Growth Fund, Diversified Moderate Growth Fund (Acquired Funds), Market Growth Strategy Fund (Surviving Fund) and Pro Forma Combined Market Growth Strategy Fund

Year ended March 31, 2010

	Diversified Market Growth Fund		Diversified Moderate Growth Fund		Market Growth Strategy Fund		Adjustments		Combined Pro Forma
		Market Value		Market Value		Market Value		Market Value		Market Value
	Shares	($ Thousands)	Shares	($ Thousands)	Shares	($ Thousands)	Shares	($ Thousands)	Shares	($ Thousands)
Description
Affiliated Investment Funds

Equity Funds
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	117,563	$1,249	—	$—	425,798	$4,522	—	$—	543,361	$5,771
SEI Institutional International Trust
International Equity Fund, Class A	2,160,520	17,608	1,151,948	9,389	7,777,991	63,390	—	—	11,090,459	90,387
SEI Institutional Managed Trust
Large Cap Fund, Class A	4,562,415	50,232	3,026,263	33,319	14,206,969	156,419	—	—	21,795,647	239,970
SEI Institutional Managed Trust
Small Cap Fund, Class A	535,699	6,000	355,968	3,987	4,001,413	44,816	—	—	4,893,080	54,803
Total Equity Funds		75,089		46,695		269,147		—		$390,931

Fixed Income Funds
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	121,305	1,265	—	—	1,737,644	18,124	—	—	1,858,949	19,389
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,064,135	7,577	—	—	6,387,528	45,479	—	—	7,451,663	53,056
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	3,901,485	40,341	2,957,816	30,584	11,414,361	118,024	—	—	18,273,662	188,949
Total Fixed Income Funds		49,183		30,584		181,627		—		261,394

Money Market Fund
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	2,562,193	2,562	125,469	125	426,915	427	—	—	3,114,577	3,114
Total Money Market Fund		2,562		125		427		—		3,114

Total Investments		$126,834		$77,404		$451,201		$—		$655,439

5

Pro Forma Statement of Assets and Liabilities (Unaudited)

SEI Asset Allocation Trust

Diversified Market Growth Fund, Diversified Moderate Growth Fund (Acquired Funds), Market Growth Strategy Fund (Surviving Fund) and Pro Forma Combined Market Growth Strategy Fund

March 31, 2010

	Diversified Market Growth Fund	Diversified Moderate Growth Fund	Market Growth Strategy Fund	Adjustments	Combined Pro Forma
Assets
Investments in Affiliated Funds, at Market Value*	$126,834	$77,404	$451,201		$655,439
Income Distribution Receivable from Affiliated Funds	162	88	623		873
Receivable for Fund Shares Sold	173	15	447		635
Prepaid Expenses	11	6	43		60
Receivable from Administrator	—	—	35		35
Receivable for Investment Securities Sold	—	655	842		1,497
Total Assets	127,180	78,168	453,191		658,539

Liabilities
Payable for Investment Securities Purchased	1,470	88	768		2,326
Payable for Fund Shares Redeemed	578	83	122		783
Investment Advisory Fees Payable	11	7	38		56
Distribution Fees Payable	4	12	2		18
Administrative Servicing Fees Payable	5	2	—		7
Administration Fees Payable	6	13	—		19
Trustees’ Fees Payable	1	1	3		5
Chief Compliance Officer Fees Payable	—	—	1		1
Accrued Expenses	22	14	79		115
Total Liabilities	2,097	220	1,013		3,330
Net Assets	$125,083	$77,948	$452,178		$655,209
*Cost of investments in affiliated funds	115,598	73,892	425,497		614,987

Net Assets
Paid in Capital (unlimited authorization - no par value)	$157,357	$105,503	$612,813		$875,673
Undistributed Net Investment Income	10	8	43		61
Accumulated Net Realized Loss on Investments	(43,520)	(31,075)	(186,382)		(260,977)
Net Unrealized Appreciation on Investments	11,236	3,512	25,704		40,452
Net Assets	$125,083	$77,948	$452,178		$655,209

Class A Shares
Net Assets	96,010,059	55,485,535	441,929,246	(44,379)	593,380,461
Shares Outstanding	10,261,676	5,523,723	45,843,274	(70,091)	61,558,582
NAV, Offering and Redemption Price Per Share	$9.36	$10.04	$9.64		$9.64

Class D Shares
Net Assets	3,660,221	9,538,134	—	(987)	13,197,368
Shares Outstanding	395,699	953,727	—	19,698	1,369,123
NAV, Offering and Redemption Price Per Share	$9.25	$10.00	—		$9.64

Class I Shares
Net Assets	25,412,232	12,924,790	10,249,056	(3,634)	48,582,444
Shares Outstanding	2,726,571	1,287,804	1,075,890	10,036	5,100,301
NAV, Offering and Redemption Price Per Share	$9.32	$10.04	$9.53		$9.53

6

Pro Forma Statement of Operations (Unaudited)

SEI Asset Allocation Trust

Diversified Market Growth Fund, Diversified Moderate Growth Fund (Acquired Funds), Market Growth Strategy Fund (Surviving Fund) and Pro Forma Combined Market Growth Strategy Fund

Year Ended March 31, 2010

	Diversified	Diversified	Market Growth
	Market Growth Fund	Moderate Growth Fund	Strategy Fund	Adjustments	Combined Pro Forma
Investment Income:
Income Distributions from Affiliated Funds	$2,536	$1,338	$1,085	$—	$14,959

Expenses:
Administration Fees	239	150	895	—	1,284
Investment Advisory Fees Payable	120	75	48	—	643
Distribution Fees - Class D	21	68	—	—	89
Shareholder Servicing Fees - Class D	7	23	—	—	30
Administrative Servicing Fees - Class I	57	29	19	—	105
Trustees’ Fees	2	1	11	—	14
Chief Compliance Officer Fees	1	1	2	—	4
Registration Fees	25	18	99	—	142
Professional Fees	18	11	67	(10)	86
Printing Fees	15	9	56	—	80
Custodian Fees/Wire Agent Fees	4	2	14	—	20
Other Expenses	2	2	5	—	9
Total Expenses	511	389	1,616	(10)	2,506
Less:
Administration Fees Waived	(239)	(150)	(895)	—	(1,284)
Reimbursement from Administrator	(44)	(33)	(255)	(25)	(357)
Net Expense	228	206	466	(35)	865
Net Investment Income	2,308	1,132	10,619	35	14,094
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Loss from Sales of Affiliated Funds	(9,222)	(2,532)	(73,487)	—	(85,241)
Capital Gain Distributions Received from Affiliated Funds	404	269	1,390	—	2,063
Net Change in Unrealized Appreciation from Affiliated Funds	44,597	23,017	212,843	—	280,457
Net Realized and Unrealized Gain from Affiliated Funds	35,779	20,754	140,746	—	197,279
Net Increase in Net Assets Resulting from Operations	$38,087	$21,886	$151,365	$35	$211,373

7

Notes to Pro Forma Financial Statements

SEI Asset Allocation Trust

For the year ended March 31, 2010

1. Organization:

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with nineteen funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares; Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A and Class I Shares (formerly Class D Shares); Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

Per Board approval, the Trust will reorganize the seven Diversified Funds (the “Diversified Funds” or “Target Funds”) into four existing funds (the “GoalLink Funds” or “Acquiring Funds”) within the Trust.  This action is part of an effort to rationalize the product offering and ensure that investors are receiving the most current and optimal investment solutions offered by SEI Investments Management Corporation (“SIMC”).

8

The following table sets forth each Diversified Fund and the GoalLink Fund into which it will reorganize.

Target Fund	Acquiring Fund
Diversified Conservative Income Fund	Conservative Strategy Fund
Diversified Conservative Fund	Moderate Strategy Fund
Diversified Moderate Growth Fund	Market Growth Strategy Fund
Diversified Market Growth Fund	Market Growth Strategy Fund
Diversified U.S. Stock Fund	Aggressive Strategy Fund
Diversified Aggressive Growth Fund	Aggressive Strategy Fund
Diversified Aggressive Stock Fund	Aggressive Strategy Fund

For the purposes of these Pro Forma Financial Statements, the financial information covers the period from April 1, 2009 to March 31, 2010.

2.  Basis of Combination:

The accompanying unaudited Pro Forma Financial Statements Combining Schedules of Investments, Statements of Assets and Liabilities and Statements of Operations (“Pro Forma Financial Statements”) reflect the accounts of the Target Fund and the Acquiring Fund for the year ended March 31, 2010.  These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 2010.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Target Funds and the Acquiring Funds.  The Target Funds and the Acquiring Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of the Target Funds for Class A, Class D and Class I Shares of the Acquiring Funds.  Under generally accepted accounting principles, the Acquiring Funds will be the surviving entities for accounting purposes.

The Pro Forma Financial Statements have been adjusted to reflect certain other operating costs that have been adjusted to reflect anticipated expenses of the combined entities.  Other costs which may change as a result of the reorganizations are currently undeterminable.

All fees and expenses incurred directly in connection with the consummation of the Reorganization and the transactions contemplated by the Plan of Reorganization will be borne by the Acquiring Funds.

9

3. Security Valuation:

For purposes of calculating their daily net asset values (“NAV”), the Target Funds and the Acquiring Funds each generally values their investments as follows:

The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

4.  Federal Income Taxes

It is the intention of the Target Funds and the Acquiring Funds to continue to qualify as a regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the Pro Forma financial statements.

5.  Pro Forma Adjustments

The professional fees for the Combined Funds have been reduced to reflect the reduction in audit fees.  The Administration Fee Waivers have been increased to reflect the lower voluntary expense cap of the surviving fund.

10

E.                                      Miscellaneous

Independent Registered Public Accounting Firm

The audited financial statements of the Funds incorporated by reference into this SAI have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, to the extent indicated in their report thereon, which are included in the Annual Reports.

11

SEI ASSET ALLOCATION TRUST

One Freedom Valley Drive

Oaks, PA 19456

[November 30, 2010]

Dear Shareholder:

Enclosed are a Notice of Joint Special Meeting of Shareholders, a Prospectus/Proxy Statement and a proxy card for a joint special meeting of shareholders (the “Meeting”) of the Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund (each, an “Acquired Fund” and, collectively, the “Acquired Funds”), each a series of SEI Asset Allocation Trust (the “Trust”).  The Board of Trustees of the Trust (the “Trust”), after careful consideration, has approved the reorganization of each Acquired Fund into the Aggressive Strategy Fund, another series of the Trust that has similar investment objectives and strategies (the “Surviving Fund”).  The Meeting is scheduled for February 14, 2011 at 3:00 p.m. Eastern Time.  If you were a shareholder of record of an Acquired Fund as of the close of business on November 16, 2010, you are entitled to vote at the Meeting, and any adjournment of the Meeting.

The attached Prospectus/Proxy Statement is designed to give you information relating to the proposal upon which you will be asked to vote.  The Board of Trustees of the Trust, including the independent trustees, is recommending that you approve the reorganization.  We believe that this combination will benefit shareholders as follows:

•      It will avoid the possibility of subjecting shareholders of the Acquired Funds to liquidation proceedings for the Acquired Funds due to a decline in asset levels;

•      The Reorganization will provide shareholders of each Acquired Fund the opportunity to own shares of the Surviving Fund.  In contrast to the Acquired Funds, which are based on a static asset allocation models, the Surviving Fund incorporates an active asset allocation strategy that is always reflective of the investment adviser’s current investment ideas;

•      The Acquired Funds and the Surviving Fund pursue similar investment objectives and possess similar investment strategies and are managed by the same investment adviser, providing for continuity of investment management; and

•      The Reorganization is intended to be tax-free to the Acquired Funds and the Surviving Fund and to shareholders and will be accomplished in such a manner as to not dilute your investment.

Assuming approval of the reorganization, following the close of business on March 25, 2011, the Acquired Funds will be reorganized into the Surviving Fund such that each shareholder of each Acquired Fund will receive an amount of shares of the Surviving Fund equal in value to the shares of the Acquired Fund owned by such shareholder at the time of the closing of the reorganization.  We encourage you to support the Trustees’ recommendation to approve the proposal.  Before you vote, however, please read the full text of the Prospectus/Proxy Statement.

WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, WE NEED YOUR VOTE.  YOUR PROXY CARD SHOWS THE PROPOSAL ON WHICH YOU ARE BEING ASKED TO VOTE.

PLEASE REFER TO THE PROXY CARD ATTACHED TO THE ACCOMPANYING PROSPECTUS/PROXY STATEMENT FOR DETAILS ON HOW TO VOTE BY TELEPHONE OR BY LOGGING ON TO THE INTERNET.  IF YOU ARE UNABLE TO VOTE BY TELEPHONE OR ON THE INTERNET, YOU MAY ALSO MARK, SIGN, AND DATE THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

YOUR VOTE IS IMPORTANT TO US.  PLEASE TAKE A FEW MINUTES TO REVIEW THE ACCOMPANYING PROSPECTUS/PROXY STATEMENT AND VOTE YOUR SHARES TODAY.

Thank you for your attention and consideration of this important proposal and for your investment in the Acquired Funds.  If you need additional information, please call shareholder services at 1-800-DIAL-SEI.

Sincerely,

Robert A. Nesher

President and Chief Executive Officer

This section summarizes the primary features and consequences of the reorganization of the Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund (each, an “Acquired Fund” and, collectively, the “Acquired Funds”) into the Aggressive Strategy Fund (the “Surviving Fund”) (the “Reorganization”).  To fully understand the Reorganization, you should read the accompanying Prospectus/Proxy Statement and Appendix A to the Prospectus/Proxy Statement.  This summary is qualified in its entirety by reference to the additional information contained elsewhere in the accompanying Prospectus/Proxy Statement, the Prospectuses and Statement of Additional Information relating to each Acquired Fund and the Surviving Fund and the form of the Agreement and Plan of Reorganization (the “Plan”), which is attached to the accompanying Prospectus/Proxy Statement as Appendix A.

Summary Questions and Answers

Q.            Why am I receiving the Prospectus/Proxy Statement?

A.            As more fully explained in the Prospectus/Proxy Statement, the Board of Trustees (the “Board”) of the Acquired Funds is seeking approval of the Reorganization of each Acquired Fund into the Surviving Fund.  The Board is soliciting your proxy to vote at the Acquired Funds’ Special Meeting of Shareholders and at any adjournments or postponements of the Special Meeting.  As a shareholder of one or more of the Acquired Funds you are being asked to approve the Reorganization.

Q.            Why is the Reorganization being proposed?

A.            The Acquired Funds were originally developed in 1996 and were designed to adhere to a strategic asset allocation.  As such, each Acquired Fund’s asset allocation has intentionally remained stable since its inception (except for periodic rebalancing).  The Surviving Fund was created in 2003 and was designed to implement a more active asset allocation strategy that is driven by SEI’s analysis of expected risk versus return.  Since the launch of the Surviving Fund, the Acquired Funds have experienced a significant decline in assets. This evidences the preference of investors for the active asset allocation strategy of the Surviving Fund over the more strategic asset allocation approach of the Acquired Funds. SEI Investments Management Corporation (“SIMC”), the adviser to each Acquired Fund and the Surviving Fund, expects this trend to continue, and, in the absence of the Reorganization, anticipates that it will need to seek Board approval to liquidate the Acquired Funds in the near future.

SIMC believes that the Reorganization is a better alternative for Acquired Fund shareholders than a liquidation.  The Reorganization will provide shareholders of each Acquired Fund the opportunity to own shares of the Surviving Fund through what is intended to be a tax-free transaction, the completion of which requires no further action on the part of shareholders once the Reorganization is approved.  In contrast to the Acquired Funds, the Surviving Fund’s active asset allocation strategy evolves over time and is always reflective of SIMC’s current investment ideas.  The Surviving Fund was specifically developed to attempt to control for risk associated with broad market exposure through asset class diversification.  As a result, the Surviving Fund incorporates more asset classes than each Acquired Fund, as set forth in the “Additional Information About the Surviving Fund and Each Acquired Fund” section of the Prospectus/Proxy Statement.  SIMC believes that these additional asset classes result in a superior balance between expected risk and return.

Q.            How will the Reorganization affect my account?

A.            If the Reorganization is approved by shareholders of an Acquired Fund, all of the Class A Shares, Class D Shares and Class I Shares of such Acquired Fund will be reorganized into Class A Shares, Class D Shares and Class I Shares of the Surviving Fund, respectively.  Your Acquired Fund shares are expected to be exchanged for an equivalent dollar amount of Surviving Fund shares. Your account registration and account options will remain the same unless you change them.

Q.            How does the performance of the Surviving Fund compare to the performance of each Acquired Fund?

A.            The tables below set forth a comparison of the Funds’ performance.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Fund and, as such, do not have a performance history.  Please see the “Additional Information About the Surviving Fund and the Acquired Funds” section of the enclosed Prospectus/Proxy Statement for a complete discussion of the performance of the Surviving Fund and the Acquired Funds.

Aggressive Strategy Fund (Surviving Fund)	1 Year	5 Years	Since Inception*
Class A Shares Return Before Taxes	32.63%	0.50%	3.41%
Class A Shares Return After Taxes on Distributions	31.58%	-0.74%	2.25%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	21.24%	-0.06%	2.46%
Class I Shares Return Before Taxes	32.12%	0.13%	2.99%

*      Class A Shares and Class I Shares returns are shown since their inception on November 17, 2003.

Diversified Aggressive Growth Fund (Acquired Fund)	1 Year	5 Years	10 Years	Since Inception*
Class A Shares Return Before Taxes	26.83%	-0.05%	-0.31%	4.04%
Class A Shares Return After Taxes on Distributions	26.11%	-1.18%	-1.34%	2.79%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	17.48%	-0.43%	-0.68%	2.93%
Class D Shares Return Before Taxes	25.47%	-1.04%	-1.31%	2.95%
Class I Shares Return Before Taxes	26.55%	-0.29%	-0.49%	3.90%

*      Class A Shares and Class I Shares returns are shown since their inception on June 13, 1996.  Class D Shares returns are shown since their inception on May 30, 1996.

Diversified Aggressive Stock Fund (Acquired Fund)	1 Year	5 Years	10 Years	Since Inception*
Class A Shares Return Before Taxes	28.18%	-1.23%	-2.02%	2.79%
Class A Shares Return After Taxes on Distributions	27.46%	-1.77%	-2.63%	1.98%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	18.44%	-1.23%	-1.89%	2.08%
Class D Shares Return Before Taxes	27.02%	-2.22%	-3.01%	1.75%
Class I Shares Return Before Taxes	27.90%	-1.48%	-2.20%	2.64%

*      Class A Shares and Class I Shares returns are shown since their inception on December 9, 1996.  Class D Shares returns are shown since their inception on December 5, 1996.

Diversified U.S. Stock Fund (Acquired Fund)	1 Year	5 Years	10 Years	Since Inception*
Class A Shares Return Before Taxes	28.04%	-1.89%	-2.22%	4.02%
Class A Shares Return After Taxes on Distributions	27.69%	-2.23%	-2.68%	3.20%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	18.38%	-1.69%	-2.00%	3.17%
Class D Shares Return Before Taxes	26.67%	-2.88%	-3.21%	2.93%
Class I Shares Return Before Taxes	27.68%	-2.13%	-2.40%	3.88%

*      Class A Shares and Class I Shares returns are shown since their inception on May 13, 1996.  Class D Shares returns are shown since their inception on July 1, 1996.

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. Each Fund’s investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information, please call 1-800-DIAL SEI.

You should consider carefully the information contained in the enclosed Prospectus/Proxy Statement, including the discussion of the Funds’ investment objectives, risks, charges and expenses.  Please read the enclosed Prospectus/Proxy Statement carefully before voting.

Q.            How do the fees of the Surviving Fund compare to the fees of each Acquired Fund?

A.            The table below sets forth a comparison of the Funds’ fees and expenses and voluntary fee waivers for the most recent fiscal year.  Although they have no current intention to do so, SIMC and its affiliates may discontinue all or part of the voluntary fee waivers identified below at any time.  Please see the “Synopsis” and “Additional Information About the Surviving Fund and the Acquired Funds” sections of the enclosed Prospectus/Proxy Statement for a complete discussion of the fees and expenses and voluntary waivers of the Surviving Fund and the Acquired Funds.

Annual Fund Operating Expenses	Diversified Aggressive Growth Fund (Acquired Fund)			Diversified Aggressive Stock Fund (Acquired Fund)			Diversified U.S. Stock Fund (Acquired Fund)			Aggressive Strategy Fund (Surviving Fund)
(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares #	Class I Shares
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	None	0.75%	None	None	0.75%	None	None	0.75%	None	None	0.75%	None
Other Expenses	0.26%	0.51%	0.51%	0.26%	0.51%	0.51%	0.27%	0.52%	0.52%	0.26%	0.51%	0.51%
Acquired Fund Fees and Expenses (AFFE)*	0.99%	0.99%	0.99%	1.06%	1.06%	1.06%	0.97%	0.97%	0.97%	1.07%	1.07%	1.07%
Total Annual Fund Operating Expenses	1.35%	2.35%	1.60%	1.42%	2.42%	1.67%	1.34%	2.34%	1.59%	1.43%	2.43%	1.68%
Total Annual Fund Operating Expenses (after voluntary fee waivers)	1.11%	2.11%	1.36%	1.18%	2.18%	1.43%	1.09%	2.09%	1.34%	1.17%	2.17%	1.42%
Total Annual Fund Operating Expenses (after voluntary fee waivers, excluding AFFE)*	0.12%	1.12%	0.37%	0.12%	1.12%	0.37%	0.12%	1.12%	0.37%	0.10%	1.10%	0.35%

*              AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by a Fund through its investments in underlying funds during the most recent fiscal year. Actual AFFE indirectly borne by a Fund will vary with changes in the allocation of the Fund’s assets among the underlying funds and with other events that directly affect the operating expenses of the underlying funds.

v

#              Fees and expenses for the current fiscal year.

Q.            Will there be any federal income tax consequences as a result of the Reorganization?

A.            The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming the Reorganization qualifies for such treatment, shareholders will not recognize taxable gain or loss as a result of the Reorganization for federal income tax purposes. As a condition to the closing of the Reorganization, the Acquired Funds and the Surviving Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Such opinion will be subject to receipt of and based on certain representations from the Funds.  Opinions of legal counsel are not binding on the Internal Revenue Service or the courts. You should separately consider any state, local and other tax consequences in consultation with your tax advisor.

Q.            What happens if the Reorganization is not approved by shareholders?

A.            Although the Board is proposing that each Acquired Fund reorganize with the Surviving Fund, the reorganization of one Acquired Fund is not contingent upon the reorganization of any of the other Acquired Funds.  Accordingly, if shareholders of one Acquired Fund approve its reorganization, but shareholders of another Acquired Fund do not approve the reorganization of their Acquired Fund, the Acquired Fund whose shareholders approved the reorganization will be reorganized into the Surviving Fund in accordance with the Plan.

If the Reorganization is not approved by shareholders of an Acquired Fund, then such Acquired Fund will remain in existence, and the Board will consider what, if any, additional steps to take, including consideration of the possibility of liquidating such Acquired Fund.  Moreover, the shareholders of such Acquired Fund will not benefit from an intended tax-free Reorganization into the Surviving Fund.

Q.            How does the Board of Trustees recommend that I vote on the proposal?

A.            The Board recommends that shareholders of each Acquired Fund vote “FOR” the proposed Reorganization. The factors considered by the Board in approving the Reorganization and recommending that you approve the proposal are discussed in more detail in the Prospectus/Proxy Statement.

Q.            How do I vote my shares?

A.            You may vote your shares by any of the following methods:

•      Telephone: Call the telephone number provided on the proxy card(s) attached to the enclosed Prospectus/Proxy Statement;

•      Internet: Log on to the Internet as directed on the proxy card(s) attached to the enclosed Prospectus/Proxy;

•      Regular Mail:  If you are unable to vote by telephone or on the Internet, you can fill out the proxy card(s) attached to the enclosed Prospectus/Proxy Statement and return it to us as directed on the proxy card; or

•      Shareholder Meeting:  You may attend the shareholder meeting on February 14, 2011 and vote in person.

We would prefer that you vote by telephone or on the Internet, if possible, because that enables a quicker processing of proxy votes and reduces costs.  Please refer to the proxy card attached to the enclosed Prospectus/Proxy Statement for further instructions on how to vote.  Should you require additional information regarding the Reorganization or replacement of proxy cards, please call 1-800-DIAL-SEI. Whichever method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

SEI ASSET ALLOCATION TRUST

Diversified Aggressive Growth Fund
Diversified Aggressive Stock Fund
Diversified U.S. Stock Fund

One Freedom Valley Drive

Oaks, PA 19456

NOTICE OF

SPECIAL JOINT MEETING OF SHAREHOLDERS

TO BE HELD ON FEBRUARY 14, 2011

To the Shareholders:

This is to notify you that a Joint Meeting of Shareholders of the Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund (each, an “Acquired Fund” and, collectively, the “Acquired Funds”), each a series of SEI Asset Allocation Trust (the “Trust”), will be held at the offices of SEI Investments Management Corporation (“SIMC”), the investment adviser to the Acquired Funds, One Freedom Valley Drive, Oaks, Pennsylvania 19456 at 3:00 p.m., Eastern Time, on February 14, 2011 for the following purpose:

1.                                       With respect to each Acquired Fund, to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund would transfer all of its assets and liabilities to the Aggressive Strategy Fund in exchange for shares of the Aggressive Strategy Fund and the distribution of such shares to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund, as described in the attached Prospectus/Proxy Statement.

2.                                       To transact such other business as may properly come before the Meeting.

The Proposal is discussed in the attached Prospectus/Proxy Statement. The Board of Trustees of the Trust recommends that shareholders of each Acquired Fund vote FOR the Proposal.

Shareholders of record at the close of business on November 16, 2010 are entitled to notice of, and to vote at, the Meeting or any adjournments thereof.  You are invited to attend the Meeting, but if you do not wish to do so, please vote by telephone, or by logging on to the Internet to vote electronically.  Please refer to the proxy card(s) attached to the attached Prospectus/Proxy Statement for details.  If you are unable to vote by telephone, or on the Internet, you may also complete and sign the enclosed proxy card(s) and return it in the accompanying envelope.  Your vote is important no matter how many shares you own.  You can vote easily and quickly by telephone, Internet, mail or in person at the Meeting.  Please vote as promptly as possible.

By Order of the Board of Trustees

Timothy D. Barto

Vice President and Secretary

Voting is important to ensure a quorum at the Meeting.  Please call 1-800-DIAL-SEI for more information or if you have any questions about attending the Meeting in person.  Proxies may be revoked at any time before they are exercised by submitting to the Secretary of the Trust at the address above a written notice of revocation, submitting a subsequently executed proxy card or by attending the Meeting and voting in person.  Attendance at the Meeting will not by itself serve to revoke a proxy.

SEI ASSET ALLOCATION TRUST

One Freedom Valley Drive

Oaks, PA 19456

1-800-DIAL-SEI

PROSPECTUS/PROXY STATEMENT

November [7], 2010

Acquisition of the Assets and Liabilities of:

DIVERSIFIED AGGRESSIVE GROWTH FUND,

DIVERSIFIED AGGRESSIVE STOCK FUND

AND

DIVERSIFIED U.S. STOCK FUND

each a series of SEI Asset Allocation Trust

By and in Exchange for Shares of:

AGGRESSIVE STRATEGY FUND

a series of SEI Asset Allocation Trust

This Prospectus/Proxy Statement is being furnished to shareholders of the Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund (each, an “Acquired Fund” and, collectively, the “Acquired Funds”), each a series of SEI Asset Allocation Trust (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of the Trust (the “Board”). Under the Plan, shareholders of Class A Shares, Class D Shares and Class I Shares of each Acquired Fund will receive shares of Class A Shares, Class D Shares and Class I Shares of the Aggressive Strategy Fund (the “Surviving Fund”), a series of the Trust, equal in aggregate value to the aggregate value of the assets transferred by an Acquired Fund to the Surviving Fund less the liabilities of the Acquired Fund that are assumed by the Surviving Fund, as of the closing date of the reorganization (the “Reorganization”). After the Reorganization is complete, the Acquired Funds will be terminated.  The Reorganization is expected to be completed after market close on or about March 25, 2011, such that shareholders of an Acquired Fund will become shareholders of the Surviving Fund on or about March 28, 2011.

The Board believes that the Reorganization is in the best interest of each Acquired Fund and its shareholders and that the interests of each Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.  For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for each Acquired Fund and its shareholders.  Shareholders of each Acquired Fund will vote separately on the Proposal, and, notwithstanding the fact that each Acquired Fund has three classes of shares outstanding, all shareholders of each Acquired Fund will vote together on the Proposal as a single class.

The Acquired Funds and the Surviving Fund are each a series of the Trust, which is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust currently consists of 19 separate series, including the Acquired Funds and the Surviving Fund.  SEI Investments Management Corporation (the “Adviser”

or “SIMC”) serves as the investment adviser to each Acquired Fund and the Surviving Fund.  The Acquired Funds and the Surviving Fund seek to achieve their investment objectives by investing in a combination of SEI Funds (the “Underlying SEI Funds”) in accordance with each Fund’s target asset allocation.  Because the Funds invest in other mutual funds, each Fund is considered a “fund of funds.” Unless the context requires otherwise, the Acquired Funds and the Surviving Fund are referred to herein collectively as the “Funds” (or individually as a “Fund”).

This Prospectus/Proxy Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Funds and the Surviving Fund and the Reorganization.  This Prospectus/Proxy Statement and the enclosures are being mailed to shareholders on or about November [30], 2010.

A Statement of Additional Information dated November [7], 2010, relating to this Prospectus/Proxy Statement and the Reorganization has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.  In addition, the following documents have been filed with the SEC and are incorporated herein by reference:

•      The Class A Shares Prospectus for the Acquired Funds dated July 31, 2010, as supplemented August 13, 2010;

•      The Class D Shares Prospectus for the Acquired Funds dated July 31, 2010, as supplemented August 13, 2010;

•      The Class I Shares Prospectus for the Acquired Funds dated July 31, 2010, as supplemented August 13, 2010;

•      The Class A Shares Prospectus for the Surviving Fund dated July 31, 2010;

•      The Class D Shares Prospectus for the Surviving Fund dated [INSERT]; and

•      The Class I Shares Prospectus for the Surviving Fund dated July 31, 2010.

Documents incorporated by reference into this Prospectus/Proxy Statement are legally considered part of this Prospectus/Proxy Statement.

In addition, the Class A Shares Prospectus and Class I Shares Prospectus for the Surviving Fund, each dated July 31, 2010, and the Class D Shares Prospectus for the Surviving Fund, dated [INSERT], accompany this Prospectus/Proxy Statement.  Additional information relating to the Acquired Funds and Surviving Fund is contained in the Statement of Additional Information for the Acquired Funds and the Class A Shares and Class I Shares of the Surviving Fund dated July 31, 2010, as supplemented August 13, 2010, in the Statement of Additional Information for the Class D Shares of the Surviving Fund dated [November    , 2010], and in each Fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2010.  The Statements of Additional Information and the Annual Reports have been filed with the SEC.

For a free copy of any of the documents described above, you may call 1-800-DIAL-SEI, or you may write to the Funds at the address listed on the cover of this Prospectus/Proxy Statement.  In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov.  You may review and copy documents at the SEC Public Reference Room in Washington, DC or the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604 and the SEC’s New York Regional Office located at 3 World Financial Center, Suite 400, New York, NY 10281-1022 (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520.  You may

2

also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) OR ANY OTHER GOVERNMENT AGENCY.  AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

3

SYNOPSIS

The Proposed Reorganization

Reasons for the Reorganization

Comparison of Investment Objectives and Strategies of the Acquired Funds and Surviving Fund

Comparison of Fundamental Investment Policies

Fees and Expenses

Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing

PRINCIPAL RISK FACTORS

INFORMATION ABOUT THE REORGANIZATION

Material Features of the Plan

Description of Reorganization Shares

Board Considerations for Approving the Reorganization

Federal Income Tax Consequences

Shareholder Rights, Description of the Securities to be Issued

Capitalization

ADDITIONAL INFORMATION ABOUT THE SURVIVING FUND AND EACH ACQUIRED FUND

Performance History

Comparison of the Investment Objectives and Principal Investment Strategies of the Funds

Management of the Funds

More Information About Fees and Expenses of the Funds

Other Service Providers

Shareholder Information

Distribution Arrangements

FINANCIAL HIGHLIGHTS

VOTING INFORMATION

Record Date

Proxy Solicitation

Proxy Solicitation Costs

Quorum and Required Vote for the Proposal

Other Voting Information

Control Persons and Principal Holders of Securities

4

Shares Outstanding

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

5

I.  SYNOPSIS

The following Synopsis provides a brief overview of the key points the Acquired Funds believe are typically of concern to shareholders considering a proposed transaction such as the Reorganization.  For further information and details about the proposed Reorganization, please see the entirety of the Prospectus/Proxy Statement that follows this Synopsis.

A.            The Proposed Reorganization.

The Reorganization involves the transfer of all of the assets and liabilities of each Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund.  Currently, each Acquired Fund offers three separate share classes:  Class A Shares, Class D Shares and Class I Shares.  The Surviving Fund offers three separate share classes:  Class A Shares, Class D Shares and Class I Shares.  Accordingly, shareholders of the Class A Shares, Class D Shares and Class I Shares of each Acquired Fund will receive Class A Shares, Class D Shares and Class I Shares of the Surviving Fund, respectively, in connection with the Reorganization.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Funds.

This transfer of assets and liabilities is expected to take place after market close on or about March 25, 2011.  The transfer of assets by the Acquired Funds will occur at their then-current market value as determined in accordance with the Acquired Funds’ valuation procedures, and shares of the Surviving Fund to be issued to the Acquired Funds will be valued at their then-current net asset value as determined in accordance with the Surviving Funds’ valuation procedures.  Class A Shares, Class D Shares and Class I Shares of the Surviving Fund will be distributed to shareholders of each Acquired Fund at the Effective Time (as defined below) in exchange for their Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.  After completion of the Reorganization, each shareholder of each Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund.  Following the completion of the Reorganization, the Acquired Funds will be liquidated and their registration under the Investment Company Act of 1940 (the “1940 Act”) will be terminated.

The Reorganization is intended to be tax-free for federal income tax purposes.  This means that shareholders of the Acquired Funds will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes.  This also means that it is intended that the Reorganization will be tax-free for the Surviving Fund.

With respect to an Acquired Fund, the Reorganization will not occur unless approved by holders of a majority of the outstanding voting securities of the Acquired Fund, as such term is defined in the 1940 Act and as described further below.  Notwithstanding the fact that each Acquired Fund has three classes of shares outstanding, all shareholders of each Acquired Fund will vote together on the Proposal as a single class.  The implementation of the Reorganization is subject to a number of conditions set forth in the Agreement and Plan of Reorganization (the “Plan”).  Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below.  For more information about the Reorganization, see “Information About the Reorganization” below.

Each Acquired Fund will bear its pro-rata portion of the aggregate costs and pay its pro-rata portion of the aggregate expenses related to the preparation and assembly of this Prospectus/Proxy Statement and all mailing and other expenses associated with the proxy solicitation process and the Reorganization, which are expected to be approximately $70,000.  The payment of such fees and expenses will be considered an extraordinary fund expense and, therefore, will not be subject to any voluntary expense limitation or reimbursement agreement in effect for an Acquired Fund and its share classes.

B.  Reasons for the Reorganization.

The Acquired Funds were originally developed in 1996 and were designed to adhere to a strategic asset allocation.  As such, each Acquired Fund’s asset allocation has intentionally remained stable since its inception (except for periodic rebalancing).  The Surviving Fund was created in 2003 and was designed to implement a more active asset allocation strategy that is driven by SEI’s analysis of expected risk versus return.  Since the launch of the Surviving Fund, the Acquired Funds have experienced a significant decline in assets. This evidences the preference of investors for the active asset allocation strategy of the Surviving Fund over the more strategic asset allocation approach of the Acquired Funds. SEI Investments Management Corporation (“SIMC”), the adviser to each Acquired Fund and the Surviving Fund, expects this trend to continue, and, in the absence of the Reorganization, anticipates that it will need to seek Board approval to liquidate the Acquired Funds in the near future.

SIMC believes that the Reorganization is a better alternative for Acquired Fund shareholders than a liquidation.  The Reorganization will provide shareholders of each Acquired Fund the opportunity to own shares of the Surviving Fund through what is intended to be a tax-free transaction, the completion of which requires no further action on the part of shareholders once the Reorganization is approved.  In contrast to the Acquired Funds, the Surviving Fund’s active asset allocation strategy evolves over time and is always reflective of SIMC’s current investment ideas.  The Surviving Fund was specifically developed to attempt to control for risk associated with broad market exposure through asset class diversification.  As a result, the Surviving Fund incorporates more asset classes than each Acquired Fund, as set forth in the “Additional Information About the Surviving Fund and Each Acquired Fund” section of the Prospectus/Proxy Statement.  SIMC believes that these additional asset classes result in a superior balance between expected risk and return.

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
“FOR” THE PROPOSED REORGANIZATION

C.  Comparison of the Investment Objectives and Strategies of the Acquired Funds and Surviving Fund.

As shown below, each of the Acquired Funds and Surviving Fund have similar investment objectives.  These investment objectives are fundamental, which means that they may not be changed by the Funds’ Board of Trustees without shareholder approval.

	Surviving Fund	Acquired Funds
	Aggressive Strategy Fund	Diversified Aggressive Growth Fund	Diversified Aggressive Stock Fund	Diversified U.S. Stock
Investment Objective	Long-term capital appreciation.	Long-term capital appreciation.	Long-term capital appreciation through a diversified global equity strategy.	Long-term capital appreciation through a diversified domestic equity strategy.

As shown below, each of the Acquired Funds and Surviving Fund pursue similar principal investment strategies.  Each Fund invests in Underlying SEI Funds and, in turn, the Underlying SEI Funds invest in securities in specific asset classes.

Aggressive Strategy Fund
(Surviving Fund)

Principal Investment Strategy	Asset Allocation

Through the Underlying SEI Funds, the Fund invests primarily in U.S. and/or foreign common stocks and other equity securities and, to a lesser extent, in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies.

Fund assets are allocated among the Underlying SEI Funds within the following percentage ranges:

U.S. Equity:  40%-100%
International Equity:  0%-40%
Real Estate:  0%-20%
Investment Grade Bonds and Money Market:  0%-25%
Non-Investment Grade Bond:  0%-40%

Diversified Aggressive Growth Fund
(Acquired Fund)

Principal Investment Strategy	Asset Allocation

At least 45% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers.  The Fund will also invest at least 5% of its assets in Underlying SEI Funds that invest primarily in U.S. and foreign fixed income securities, including mortgage-backed, asset-backed, inflation-sensitive and emerging market debt securities.  The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money market investments.

Fund assets are allocated among the Underlying SEI Funds within the following percentage ranges: Equity: 45%-95% Fixed Income: 5%-50% Money Market: 0%-30%

Diversified Aggressive Stock Fund
(Acquired Fund)

Principal Investment Strategy	Asset Allocation

At least 80% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers.  The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money market investments.

Fund assets are allocated among the Underlying SEI Funds within the following percentage ranges: Equity: 80%-100% Money Market: 0%-20%

Diversified U.S. Stock Fund
(Acquired Fund)

Principal Investment Strategy	Asset Allocation

At least 80% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. common stocks and other equity securities. The remainder of the Fund is allocated to an Underlying SEI

Fund assets are allocated among the Underlying SEI Funds within the following percentage ranges: Equity: 80%-100%

Diversified U.S. Stock Fund
(Acquired Fund)

Principal Investment Strategy	Asset Allocation
Fund that focuses on money market investments.	Money Market: 0%-20%

For further information about the Funds’ investment objectives and strategies, see “Comparison of the Funds—Investment Objectives and Strategies” sub-section of the “Additional Information About the Surviving Fund and Each Acquired Fund” section of this Prospectus/Proxy Statement.

D.            Comparison of Fundamental Investment Policies.

The Acquired Funds and the Surviving Fund have adopted certain fundamental investment policies.  Fundamental investment policies cannot be changed as to a Fund without the consent of the holders of a majority of the outstanding voting securities of the Fund, as such term is defined in the 1940 Act; other investment policies can be changed without such consent of shareholders of the Fund.  Each Fund’s investment objective (as set forth above) is a fundamental investment policy of the Fund.  Except to the extent there are differences between an Acquired Fund’s investment objective and the Surviving Fund’s investment objective, there are no material differences among the Funds’ fundamental investment policies.

E.             Fees and Expenses.

Each of the Acquired Funds and the Surviving Fund incur certain costs as part of doing business.  These costs include “Management Fees” (which are paid to the Funds’ adviser for making investment decisions and continuously reviewing, supervising and administering the Funds’ investment programs), “Distribution Fees” (which are paid to the Funds’ distributor, by Class D Shares only, for the sale and distribution of shares), and “Other Expenses” (which include various other costs of doing business, such as administration fees paid to the Funds’ administrator for regulatory reporting, office space, equipment, personnel and facilities and certain other fees).  As you can see in the charts below, the Acquired Fund and the Surviving Fund currently have and after the Reorganization will have identical Management and Distribution fees.

Because the Funds invest in Underlying SEI Funds, each Fund also indirectly bears expenses associated with the operations of those Underlying SEI Funds (known as “Acquired Fund Fees and Expenses” or “AFFE”).  Actual AFFE indirectly borne by a Fund will vary from year-to-year with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds.  As you can see in the chart below, the Surviving Fund’s AFFE is higher than each Acquired Fund’s.  This difference results from differences in the total operating expenses of the Underlying SEI Funds and the mix of Underlying SEI Funds that each Fund invests in.  The differences in the AFFE make the current total annual fund operating expenses for the Surviving Fund 0.08% higher than for the Diversified Aggressive Growth Fund, 0.11% higher than for the Diversified Aggressive Stock Fund and 0.09% higher than for the Diversified U.S. Stock Fund (which has slightly higher Other Expenses than the Surviving Fund).

SIMC and its affiliates have also voluntarily agreed to waive portions of the management, distribution and administration fees for each Fund so that total annual fund operating expenses (excluding

AFFE) do not exceed certain levels. AFFE are not waived because they are viewed as a cost of investing in the Underlying SEI Funds.  As a result of these voluntary fee waivers the total annual fund operating expenses for the most recent fiscal year (excluding AFFE) for Class A and I Shares of the Surviving Fund were lower by 0.02% than those for Class A and I Shares of the Acquired Fund.  SIMC and its affiliates currently intend to voluntarily waive fees and reimburse expenses of the Class D Shares of the Surviving Fund so that its total annual fund operating expenses (excluding AFFE) will be lower than that of Class D Shares of the Acquired Fund.  Although they have no current intention to do so, SIMC and its affiliates may discontinue all or part of these waivers at any time.

The following tables sets forth: (i) the fees and expenses of the Class A Shares, Class D Shares and Class I Shares of the Diversified Aggressive Growth Fund as of March 31, 2010; (ii) the fees and expenses of the Class A Shares, Class D Shares and Class I Shares of the Diversified Aggressive Stock Fund as of March 31, 2010; (iii) the fees and expenses of the Class A Shares, Class D Shares and Class I Shares of the Diversified U.S. Stock Fund as of March 31, 2010; (iv)  the fees and expenses of the Class A Shares and Class I Shares of the Aggressive Strategy Fund as of March 31, 2010; (v) the fees and expenses of the Class D Shares of the Aggressive Strategy Fund for the current fiscal year; and (vi) the estimated fees and expenses of the Class A Shares, Class D Shares and Class I Shares of the Aggressive Strategy Fund, on a pro forma basis after giving effect to each possible permutation of the Reorganization for each Acquired Fund based on pro-forma combined assets as of March 31, 2010.

Please see the “More Information About Fees and Expenses of the Funds” sub-section of the “Additional Information About the Surviving Fund and Each Acquired Fund” section of this Prospectus/Proxy Statement for the Funds’ actual total annual fund operating expenses for the most recent fiscal year.

Fee Tables and Expense Examples for the Diversified Aggressive Growth Fund Reorganization

Annual Fund Operating Expenses (expenses that you pay each year as a	Diversified Aggressive Growth Fund			Aggressive Strategy Fund			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of each Acquired Fund is consummated)
percentage of the value of your investment)	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	None	0.75%	None	None	0.75%	None	None	0.75%	None
Other Expenses	0.26%	0.51%	0.51%	0.26%	0.51%	0.51%	0.27%	0.52%	0.52%
Acquired Fund Fees and Expenses (AFFE)	0.99%	0.99%	0.99%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Total Annual Fund Operating Expenses	1.35%†	2.35%†	1.60%†	1.43%†	2.43%	1.68%†	1.44%	2.44%	1.69%

Annual Fund Operating Expenses (expenses that you pay each year as a	Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified Aggressive Growth Fund is consummated)			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified Aggressive Growth Fund and the Diversified Aggressive Stock Fund is consummated)			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified Aggressive Growth Fund and the Diversified U.S. Stock Fund is consummated)
percentage of the value of your investment)	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	None	0.75%	None	None	0.75%	None	None	0.75%	None
Other Expenses	0.27%	0.52%	0.52%	0.27%	0.52%	0.52%	0.27%	0.52%	0.52%
Acquired Fund Fees and Expenses (AFFE)	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Total Annual Fund Operating Expenses	1.44%	2.44%	1.69%	1.44%	2.44%	1.69%	1.44%	2.44%	1.69%

†                                          Because the Funds incurred AFFE during the most recent fiscal year, the operating expenses in these fee tables will not correlate to the expense ratio in the Funds’ financial statements because the financial statements include only the direct operating expenses incurred by the Funds, not the indirect costs of investing in Underlying SEI Funds.

These Expense Examples are intended to help you compare the cost of investing in the Diversified Aggressive Growth Fund with the cost of investing in the Surviving Fund on a pro forma combined basis and also allow shareholders to compare these costs with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Diversified Aggressive Growth Fund			Aggressive Strategy Fund			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of each Acquired Fund is consummated)
	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
1 Year	$137	$238	$163	$146	$246	$171	$147	$247	$172
3 Years	$428	$733	$505	$452	$758	$530	$456	$761	$533
5 Years	$739	$1,255	$871	$782	$1,296	$913	$787	$1,301	$918
10 Years	$1,624	$2,686	$1,900	$1,713	$2,766	$1,987	$1,724	$2,776	$1,998

	Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified Aggressive Growth Fund is consummated)			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified Aggressive Growth Fund and the Diversified Aggressive Stock Fund is consummated)			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified Aggressive Growth Fund and the Diversified U.S. Stock Fund is consummated)
	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
1 Year	$147	$247	$172	$147	$247	$172	$147	$247	$172
3 Years	$456	$761	$533	$456	$761	$533	$456	$761	$533
5 Years	$787	$1,301	$918	$787	$1,301	$918	$787	$1,301	$918
10 Years	$1,724	$2,776	$1,998	$1,724	$2,776	$1,998	$1,724	$2,776	$1,998

Fee Tables and Expense Examples for the Diversified Aggressive Stock Fund Reorganization

Annual Fund Operating Expenses (expenses that you pay each year as a	Diversified Aggressive Stock Fund			Aggressive Strategy Fund			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of each Acquired Fund is consummated)
percentage of the value of your investment)	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	None	0.75%	None	None	0.75%	None	None	0.75%	None
Other Expenses	0.26%	0.51%	0.51%	0.26%	0.51%	0.51%	0.27%	0.52%	0.52%
Acquired Fund Fees and Expenses (AFFE)	1.06%	1.06%	1.06%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Total Annual Fund Operating Expenses	1.42%†	2.42%†	1.67%†	1.43%†	2.43%	1.68%†	1.44%	2.44%	1.69%

Annual Fund Operating Expenses (expenses that you pay each year as a	Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified Aggressive Stock Fund is consummated)			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified Aggressive Growth Fund and the Diversified Aggressive Stock Fund is consummated)			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified Aggressive Stock Fund and the Diversified U.S. Stock Fund is consummated)
percentage of the value of your investment)	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	None	0.75%	None	None	0.75%	None	None	0.75%	None
Other Expenses	0.27%	0.52%	0.52%	0.27%	0.52%	0.52%	0.27%	0.52%	0.52%
Acquired Fund Fees and Expenses (AFFE)	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Total Annual Fund Operating Expenses	1.44%	2.44%	1.69%	1.44%	2.44%	1.69%	1.44%	2.44%	1.69%

†                                          Because the Funds incurred AFFE during the most recent fiscal year, the operating expenses in these fee tables will not correlate to the expense ratio in the Funds’ financial statements because the financial statements include only the direct operating expenses incurred by the Funds, not the indirect costs of investing in Underlying SEI Funds.

These Expense Examples are intended to help you compare the cost of investing in the Diversified Aggressive Stock Fund with the cost of investing in the Surviving Fund on a pro forma combined basis and also allow shareholders to compare these costs with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Diversified Aggressive Stock Fund			Aggressive Strategy Fund			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of each Acquired Fund is consummated)
	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
1 Year	$145	$245	$170	$146	$246	$171	$147	$247	$172
3 Years	$449	$755	$526	$452	$758	$530	$456	$761	$533
5 Years	$776	$1,291	$907	$782	$1,296	$913	$787	$1,301	$918
10 Years	$1,702	$2,756	$1,976	$1,713	$2,766	$1,987	$1,724	$2,776	$1,998

	Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified Aggressive Stock Fund is consummated)			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified Aggressive Growth Fund and the Diversified Aggressive Stock Fund is consummated)			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified Aggressive Stock Fund and the Diversified U.S. Stock Fund is consummated)
	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
1 Year	$147	$247	$172	$147	$247	$172	$147	$247	$172
3 Years	$456	$761	$533	$456	$761	$533	$456	$761	$533
5 Years	$787	$1,301	$918	$787	$1,301	$918	$787	$1,301	$918
10 Years	$1,724	$2,776	$1,998	$1,724	$2,776	$1,998	$1,724	$2,776	$1,998

Fee Tables and Expense Examples for the Diversified U.S. Stock Fund Reorganization

Annual Fund Operating Expenses (expenses that you pay each year as a	Diversified U.S. Stock Fund			Aggressive Strategy Fund			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of each Acquired Fund is consummated)
percentage of the value of your investment)	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	None	0.75%	None	None	0.75%	None	None	0.75%	None
Other Expenses	0.27%	0.52%	0.52%	0.26%	0.51%	0.51%	0.27%	0.52%	0.52%
Acquired Fund Fees and Expenses (AFFE)	0.97%	0.97%	0.97%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Total Annual Fund Operating Expenses	1.34%†	2.34%†	1.59%†	1.43%†	2.43%	1.68%†	1.44%	2.44%	1.69%

Annual Fund Operating Expenses (expenses that you pay each year as a	Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified U.S. Stock Fund is consummated)			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified Aggressive Growth Fund and the Diversified U.S. Stock Fund is consummated)			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified Aggressive Stock Fund and the Diversified U.S. Stock Fund is consummated)
percentage of the value of your investment)	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	None	0.75%	None	None	0.75%	None	None	0.75%	None
Other Expenses	0.27%	0.52%	0.52%	0.27%	0.52%	0.52%	0.27%	0.52%	0.52%
Acquired Fund Fees and Expenses (AFFE)	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Total Annual Fund Operating Expenses	1.44%	2.44%	1.69%	1.44%	2.44%	1.69%	1.44%	2.44%	1.69%

†                                          Because the Funds incurred AFFE during the most recent fiscal year, the operating expenses in these fee tables will not correlate to the expense ratio in the Funds’ financial statements because the financial statements include only the direct operating expenses incurred by the Funds, not the indirect costs of investing in Underlying SEI Funds.

These Expense Examples are intended to help you compare the cost of investing in the Diversified U.S. Stock Fund with the cost of investing in the Surviving Fund on a pro forma combined basis and also allow shareholders to compare these costs with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Diversified U.S. Stock Fund			Aggressive Strategy Fund			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of each Acquired Fund is consummated)
	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
1 Year	$136	$237	$162	$146	$246	$171	$147	$247	$172
3 Years	$425	$730	$502	$452	$758	$530	$456	$761	$533
5 Years	$734	$1,250	$866	$782	$1,296	$913	$787	$1,301	$918
10 Years	$1,613	$2,676	$1,889	$1,713	$2,766	$1,987	$1,724	$2,776	$1,998

	Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified U.S. Stock Fund is consummated)			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified Aggressive Growth Fund and the Diversified U.S. Stock Fund is consummated)			Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of only the Diversified Aggressive Stock Fund and the Diversified U.S. Stock Fund is consummated)
	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares	Class A Shares	Class D Shares	Class I Shares
1 Year	$147	$247	$172	$147	$247	$172	$147	$247	$172
3 Years	$456	$761	$533	$456	$761	$533	$456	$761	$533
5 Years	$787	$1,301	$918	$787	$1,301	$918	$787	$1,301	$918
10 Years	$1,724	$2,776	$1,998	$1,724	$2,776	$1,998	$1,724	$2,776	$1,998

The projected post-Reorganization pro forma Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place and (2) that certain fixed costs involved in operating the Acquired Funds will be eliminated.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Surviving Fund’s assets, many of which are beyond the control of the Surviving Fund and the Adviser.

E.            Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing.

There are no material differences between the procedures for purchasing, redeeming and exchanging Class A Shares, Class D Shares and Class I Shares of the Surviving Fund and the procedures for purchasing, redeeming and exchanging Class A Shares, Class D Shares and Class I Shares of each Acquired Fund, respectively.

Shareholders of each Acquired Fund may continue to redeem, purchase and exchange Fund shares at any time prior to the close of business on March 24, 2011.

Each Acquired Fund and the Surviving Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards).  Each Acquired Fund’s and the Surviving Fund’s policy is to distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually.

You may purchase and redeem shares of the Funds on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).  The Funds calculate their net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time).  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received.  So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time.

In calculating NAV, the Funds generally value shares of the Underlying SEI Funds at their NAV and their other investments at market prices.  The Funds’ procedures for valuing their assets are the same.

II.  PRINCIPAL RISK FACTORS.

The principal risks of investments in the Acquired Funds and Surviving Fund are similar.  As with any mutual fund, loss of money is a risk of investing in the Funds.  Among the principal risks that could adversely affect the value of the Acquired Funds’ and the Surviving Fund’s shares and cause you to lose money on your investment are:

Principal Risks Applicable to Each Acquired Fund and the Surviving Fund

Underlying Funds Risk	The value of an investment in each Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of each Fund’s assets among them.

Asset Allocation Risk	The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Equity Market Risk	The risk that prices of stocks purchased by the Underlying SEI Funds will fall over short or extended periods of time.

Small Capitalization Risk

The risk that small capitalization securities purchased by the Underlying SEI Funds may underperform other segments of the equity markets or the equity markets as a whole. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies.

Derivatives Risk

An Underlying SEI Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Underlying SEI Fund to lose more than the principal amount invested. An Underlying SEI Fund’s use of derivative instruments also involves risk of default by the counterparty of the instrument and the risk that the Underlying SEI Fund may be unable to sell the derivative instrument at an advantageous time or price.

Short Sales Risk

Short sales entered into by the Underlying SEI Funds expose each Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund’s and, therefore, a Fund’s share prices.

The Surviving Fund has the following additional risks that are not applicable to one or more of the Acquired Funds.

Risk	Risk Not Applicable to the Following Acquired Fund(s)

Fixed Income Market Risk

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Diversified Aggressive Stock Fund Diversified U.S. Stock Fund

Below Investment Grade Securities Risk

The Underlying SEI Funds may invest in fixed income securities rated below investment grade (junk bonds), which involve greater risks of default or downgrade and are more volatile than investment grade securities.

Diversified Aggressive Stock Fund Diversified U.S. Stock Fund

Foreign Investment/Emerging Markets Risk

The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Diversified U.S. Stock Fund

Real Estate Industry Risk

The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Diversified Aggressive Growth Fund Diversified Aggressive Stock Fund Diversified U.S. Stock Fund

III.  INFORMATION ABOUT THE REORGANIZATION

A.            Material Features of the Plan.

The Plan sets forth the terms and conditions of the Reorganization.  Material provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

At the consummation of the Reorganization, which is expected to occur at the close of business on or about March 25, 2011 (the “Effective Time”), all of the assets and liabilities of each Acquired Fund will be transferred to the Surviving Fund in exchange for shares of the Surviving Fund, such that at and after the Effective Time, the assets and liabilities of each Acquired Fund will become the assets and liabilities of the Surviving Fund.  The transfer of assets by the Acquired Funds will occur at their then-current market value as determined in accordance with the Acquired Funds’ valuation procedures and shares of the Surviving Fund to be issued to the Acquired Funds shall be valued at their then-current net asset value determined in accordance with the Surviving Funds’ valuation procedures.  Class A Shares, Class D Shares and Class I Shares of the Surviving Fund will be distributed to shareholders of each Acquired Fund in exchange for their Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Funds.  After completion of the Reorganization, each shareholder of each Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund.  Following the completion of the Reorganization, each Acquired Fund will be liquidated and its registration under the 1940 Act will be terminated.

The Plan provides that the Board will declare a dividend or dividends with respect to each Acquired Fund prior to the Effective Time.  This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of each Acquired Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time.  The shareholders of each Acquired Fund will recognize ordinary income and capital gains with respect to this distribution and such income and gains may be subject to federal, state and/or local taxes.

Prior to the Effective Time, the Adviser reserves the right to sell portfolio securities and/or purchase other securities for each Acquired Fund, to the extent necessary so that the asset composition of such Acquired Fund is consistent with the investment policies and restrictions of the Surviving Fund.  To the extent an Acquired Fund sells securities at a gain, current shareholders may receive a capital gain dividend.  Transaction costs associated with any such purchases and sales would be borne by an Acquired Fund, which would result in a decrease in the Acquired Fund’s net asset value.

The stock transfer books of the Trust with respect to each Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time.  Redemption requests received thereafter by the Trust with respect to an Acquired Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to the Plan.  If any shares of an Acquired Fund are represented by a share certificate, the certificate must be surrendered to the Trust’s transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to the Plan will be redeemed.  The Surviving Fund does not expect to issue share certificates with respect to the Surviving Fund.  Any special options relating to a shareholder’s account in an Acquired Fund will transfer over to the Surviving Fund without the need for the shareholder to take any action.

The Reorganization is subject to a number of conditions as set forth in the Plan, a form of which is attached hereto as Appendix A.  Except as set forth below, the Trust, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of an Acquired Fund or the Surviving Fund under the Plan if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of an Acquired Fund or the shareholders of the Surviving Fund.  Certain conditions under the Plan cannot be waived by the Trust, including the conditions that the Reorganization be approved by the shareholders of an Acquired Fund and that the Funds receive a favorable tax opinion from Morgan, Lewis & Bockius LLP.  The Board may abandon the Plan and the Reorganization at any time for any reason prior to the Effective Time.  The Plan further provides that, at any time prior to the Reorganization, the Funds may amend any of the provisions of the Plan; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund shares to be issued to an Acquired Fund’s shareholders under the Plan to the detriment of such Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of the Acquired Funds and the Surviving Fund.

Each Acquired Fund will bear its pro-rata portion of the aggregate expenses incurred in connection with the Reorganization, including the costs of the proxy solicitation and tabulation.  The estimated aggregate costs are $XXXXX. The payment of such fees and expenses will be considered an extraordinary fund expense by each Acquired Fund and, therefore, will not be subject to any voluntary expense limitation or reimbursement agreement in effect for an Acquired Fund and its share classes.

The Trustees of each Acquired Fund have voted to approve the proposed Reorganization.  The Trustees recommend that shareholders of each Acquired Fund also approve the proposed Reorganization.  Shareholders of each Acquired Fund will vote separately on the Proposal, and, notwithstanding the fact that each Acquired Fund has three classes of shares outstanding, all shareholders of each Acquired Fund will vote together on the Proposal as a single class.  With respect to an Acquired Fund, the actions contemplated by the Plan and the related matters described therein will be consummated only if approved by holders of a majority of the outstanding voting securities of the Acquired Fund, as such term is defined in the 1940 Act and as described further below.  The reorganization of one Acquired Fund is not contingent upon the reorganization of any of the other Acquired Funds.

B.            Description of Reorganization Shares.

Shares of the Surviving Fund will be issued to each Acquired Fund’s shareholders in accordance with the Plan.  Class A Shares, Class D Shares and Class I Shares of the Surviving Fund will be distributed to shareholders of each Acquired Fund at the Effective Time in exchange for their Class A Shares, Class D Shares and Class I Shares of the Acquired Fund, respectively.  There are no material differences in the transactional or other procedures between the Class A Shares, Class D Shares and Class I Shares of an Acquired Fund and the Class A Shares, Class D Shares and Class I Shares of the Surviving Fund.

For additional information about the Surviving Fund’s shares, see “Additional Information about the Funds—Shareholder Information” sub-section of the “Additional Information About the Surviving Fund and Each Acquired Fund” section of this Prospectus/Proxy Statement.

C.            Board Considerations for Approving the Reorganization.

The Board considered the Reorganization at a meeting held on September 14-16, 2010, and the Board, including a majority of the Trustees who are not “interested persons” of the Trust as that term is defined in the 1940 Act, approved the Plan.  In approving the Reorganization, the Board determined that (i) participation in the Reorganization is in the best interest of each Acquired Fund and its shareholders;

and (ii) the interests of each Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.

In making this determination, the Board considered a number of factors, including:

•      the future prospects of each Acquired Fund if the Reorganization was not effected, including such Acquired Fund’s continuing viability as a stand-alone series of the Trust given its declining asset base;

•      the similarity of the investment objective and investment strategies of each Acquired Fund to those of the Surviving Fund, and the resulting overlap in Underlying SEI Fund holdings;

•      that the current management fee and administration fee with respect to each Acquired Fund is identical to that of the Surviving Fund;

•      the Surviving Fund’s projected total annual fund operating expenses after the Reorganization as compared to each Acquired Fund’s current total annual fund operating expenses;

•      SIMC’s and its affiliates’ voluntary agreement to waive fees will reduce the Surviving Fund’s operating expenses, exclusive of fees associated with the purchase of the Underlying SEI Funds, to a level lower than the Acquired Funds’ current total annual fund operating expenses, exclusive of fees associated with the purchase of the Underlying SEI Funds.

•      SIMC’s and its affiliates’ representation that they have no current intention to change the voluntary fee waivers for the Class A, D and I Shares of the Surviving Fund after the Reorganization;

•      the performance of the Surviving Fund as compared to the performance of each Acquired Fund;

•      the reasonableness of the terms of the Plan; and

•      that the Reorganization is intended to be tax-free for U.S. Federal income tax purposes for shareholders of each Acquired Fund.

The Board of the Surviving Fund has also determined that (i) participation in the Reorganization is in the best interest of the Surviving Fund and its shareholders; and (ii) the interests of the Surviving Fund’s shareholders will not be diluted as a result of the Reorganization.

D.            Federal Income Tax Consequences.

Each Acquired Fund and the Surviving Fund intends to qualify as of the Effective Time as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes.  Consummation of the transaction is subject to the condition that the Trust receive an opinion from Morgan, Lewis & Bockius LLP, subject to appropriate factual assumption and customary representations, to the effect that for federal income tax purposes:

(1)          The transfer of all of the assets and liabilities of an Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund and the distribution to shareholders of the Acquired Fund of shares of the Surviving Fund, as described in the Plan, will constitute a tax-free “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund each will be considered “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)          No gain or loss will be recognized by an Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for the issuance of shares of the Surviving Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any, or upon the distribution by the Acquired Fund to its shareholders of shares of the Surviving Fund received as a result of the Reorganization;

(3)          No gain or loss will be recognized by the Surviving Fund upon the receipt by it of all of the assets of an Acquired Fund in exchange solely for the issuance of shares of the Surviving Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any;

(4)          The aggregate adjusted tax basis of the Surviving Fund shares received by a shareholder of an Acquired Fund will be the same as the tax basis of the shareholder’s Acquired Fund shares immediately prior to the Reorganization;

(5)          The adjusted tax basis of the assets received by the Surviving Fund pursuant to the Reorganization will be the same as the tax basis of the assets in the hands of an Acquired Fund immediately before the Reorganization;

(6)          The holding period for the shares of the Surviving Fund received by an Acquired Fund’s shareholders will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the shareholder held such shares of the Acquired Fund as capital assets; and

(7)          The holding period for the Surviving Fund with respect to the assets of an Acquired Fund received in the Reorganization will include the period for which such assets were held by the Acquired Fund.

No opinion will be expressed as to the effect of the Reorganization on (i) an Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

As of March 31, 2010, the Diversified U.S. Stock Fund, Diversified Aggressive Growth Fund and Diversified Aggressive Stock Fund had unutilized capital loss carryforwards of approximately $29,682, $48,544 and $21,958, respectively.  The final amount of unutilized capital loss carryforwards for an Acquired Fund is subject to change and will not be finally determined until the Effective Time of the Reorganization.  Under Section 382 of the Code, the ability of the Surviving Fund to fully utilize the capital loss carryforwards of an Acquired Fund may be limited because the Reorganization will result in a change in control of each Acquired Fund.  Therefore, the capital loss carryforwards that may be utilized as tax deductions by the Surviving Fund will be limited each taxable year to an amount equal to the value of the capital stock of an Acquired Fund at the time of the Reorganization multiplied by an interest rate set monthly by the Internal Revenue Service (“IRS”) that approximates a tax-exempt bond yield.  Such capital loss carryforwards of each Acquired Fund will expire in either 2017 or 2018.

The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the IRS.  The opinion to be received from Morgan, Lewis & Bockius LLP, with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

E.            Shareholder Rights, Description of the Securities to be Issued.

The Trust is organized as a Massachusetts business trust.  Each Acquired Fund and the Surviving Fund is a series of the Trust and, therefore, shareholders of each Acquired Fund and the Surviving Fund are shareholders of the same legal entity, the Trust.  The Trust’s Agreement and Declaration of Trust (“Declaration of Trust”), the Trust’s governing document, does not afford any rights to the shareholders of the Surviving Fund that differ in any material respect from the rights afforded to the shareholders of an Acquired Fund.

Each share in the Surviving Fund represents an equal proportionate interest in the Surviving Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Surviving Fund as are declared in the discretion of the Trust’s Board.  When sold in accordance with the Declaration of Trust, and for the consideration described in its registration statement, shares of the Surviving Fund will be fully paid and non-assessable.

Surviving Fund shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion.  In the event of a liquidation or dissolution of the Surviving Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Surviving Fund and a proportionate distribution, based upon the relative asset values of the Trust’s series, of any general assets of the Trust not belonging to any particular series of the Trust which are available for distribution.  In the event of a liquidation or dissolution of the Trust, its shareholders will be entitled to the same distribution process.

The Declaration of Trust does not prescribe any rights or privileges to the Class A Shares, Class D Shares and Class I Shares of the Surviving Fund that differ in any material respect from the rights or privileges prescribed to the Class A Shares, Class D Shares and Class I Shares of each Acquired Fund, respectively.

F.            Capitalization.

The Surviving Fund’s total capitalization before the Reorganization is, and after the Reorganization will be, greater than the current capitalization of each Acquired Fund.  The following table sets forth:

(1)           the capitalization of each share class of each Acquired Fund as of March 31, 2010 (audited);

(2)           the capitalization of Class A Shares and Class I Shares of the Surviving Fund as of March 31, 2010 (audited); and

(3)           the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization (assuming the reorganization of each Acquired Fund is consummated) as if the Reorganization occurred on March 31, 2010 (unaudited).

	Diversified Aggressive Growth Fund (Acquired Fund)	Diversified Aggressive Stock Fund (Acquired Fund)	Diversified U.S. Stock Fund (Acquired Fund)	Aggressive Strategy Fund (Surviving Fund)		Adjustments	Pro-Forma Combined Aggressive Strategy Fund (assuming the reorganization of each Acquired Fund is consummated)
Net Assets

Class A Shares	$82,441,612	$48,456,166	$37,571,756	$282,138,112		$(59,839)	$450,547,807	*
Class D Shares	$7,297,405	$4,083,008	$4,058,427	N/A	***	$(2,050)	$15,436,790	*
Class I Shares	$34,912,217	$12,416,885	$4,351,359	$9,396,715		$(8,111)	$61,069,065	*

Shares Outstanding

Class A Shares	8,287,877	4,806,129	3,054,408	28,955,887		1,141,646	46,245,947	**
Class D Shares	739,940	437,213	355,099	N/A	***	52,239	1,584,491	**
Class I Shares	3,514,172	1,235,669	355,170	984,717		310,778	6,400,506	**

Net Asset Value Per Share

Class A Shares	$9.95	$10.08	$12.30	$9.74			$9.74
Class D Shares	$9.86	$9.34	$11.43	N/A	***		$9.74
Class I Shares	$9.93	$10.05	$12.25	$9.54			$9.54

*                                 Figure reflects the costs associated with the Reorganization (estimated to be approximately $70,000) which will be borne by the shareholders of the Acquired Funds if the Reorganization is approved and completed.  These costs are allocated pro rata.

**                          Figure reflects the issuance by the Surviving Fund of approximately 1,504,663 shares to the Acquired Fund’s shareholders in connection with the Reorganization.

***                   Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Funds.

This information is for informational purposes only.  There is, of course, no assurance that the Reorganization will be consummated.  Moreover, if consummated, the capitalization of each Acquired Fund and the Surviving Fund is likely to be different at the Effective Time as a result of market movements and daily share purchase and redemption activity in the Funds.  Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.

IV.  ADDITIONAL INFORMATION ABOUT THE

SURVIVING FUND AND EACH ACQUIRED FUND

A.            Performance History.

Set forth below is past performance information for the Surviving Fund and each Acquired Fund.  A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  As set forth below, the Surviving Fund has performed better than each Acquired Fund over the past one and five year periods ended December 31, 2009.

Aggressive Strategy Fund (Surviving Fund)

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Class D Shares of the Fund are newly created, and do not have a performance history.  Because Class D Shares of the Fund invest in the same portfolio of securities as the Class A Shares and Class I Shares, returns for the Class D Shares would have been substantially similar to those of the Class A Shares and Class I Shares.  Performance (both before and after taxes) would have differed only to the extent that the Class D Shares have higher expenses than the Class A Shares and Class I Shares.

Yearly Performance — Class A Shares

This chart provides some indication of the risks of investing in the Fund by showing changes in the Class A Shares’ performance from year to year for the past six calendar years.

2004	12.27%
2005	8.76%
2006	15.73%
2007	4.41%
2008	-41.19%
2009	32.63%

Best Quarter:	Worst Quarter:
19.69%	-24.30%
(06/30/09)	(12/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was 5.89%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund’s average annual total returns to those of a broad-based index and an additional index: the MSCI EAFE Index.  The MSCI EAFE Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund.  The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns are shown for Class A Shares only, and would be different for the other share classes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Aggressive Strategy Fund	1 Year	5 Years	Since Inception*
Class A Shares Return Before Taxes	32.63%	0.50%	3.41%
Class A Shares Return After Taxes on Distributions	31.58%	-0.74%	2.25%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	21.24%	-0.06%	2.46%
Class I Shares Return Before Taxes	32.12%	0.13%	2.99%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	2.92%
Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	31.78%	3.54%	7.38%

*                      Class A Shares and Class I Shares returns are shown since their inception on November 17, 2003.  Index returns are shown from November 30, 2003.

Diversified Aggressive Growth Fund (Acquired Fund)

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance.

Yearly Performance — Class A Shares

This chart provides some indication of the risks of investing in the Fund by showing changes in the Class A Shares’ performance from year to year for the past ten calendar years.

2000	-8.82%
2001	-10.80%
2002	-15.54%
2003	26.26%
2004	12.03%
2005	7.91%
2006	14.53%
2007	4.64%
2008	-39.18%
2009	26.83%

Best Quarter:	Worst Quarter:
17.49%	-22.09%
(06/30/09)	(12/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was 5.02%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund’s average annual total returns to those of a broad-based index and the Fund’s 60/20/20 Blended Benchmark, which consists of the Barclays Capital U.S. Aggregate Bond Index, S&P 500 Index and MSCI EAFE Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the Barclays Capital U.S. Aggregate Bond Index, S&P 500 Index and MSCI EAFE Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a useful comparison to the Fund’s overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns are shown for Class A Shares only, and would be different for the other share classes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Diversified Aggressive Growth Fund	1 Year	5 Years	10 Years	Since Inception*
Class A Shares Return Before Taxes	26.83%	-0.05%	-0.31%	4.04%
Class A Shares Return After Taxes on Distributions	26.11%	-1.18%	-1.34%	2.79%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	17.48%	-0.43%	-0.68%	2.93%
Class D Shares Return Before Taxes	25.47%	-1.04%	-1.31%	2.95%
Class I Shares Return Before Taxes	26.55%	-0.29%	-0.49%	3.90%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%	6.33%
The Fund’s 60/20/20 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	23.56%	2.21%	1.18%	5.84%

*                      Class A Shares and Class I Shares returns are shown since their inception on June 13, 1996.  Class D Shares returns are shown since their inception on May 30, 1996.  Index returns are shown from June 30, 1996.

Diversified Aggressive Stock Fund (Acquired Fund)

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance.

Yearly Performance — Class A Shares

This chart provides some indication of the risks of investing in the Fund by showing changes in the Class A Shares’ performance from year to year for the past ten calendar years.

2000	-12.46%
2001	-14.67%
2002	-21.14%
2003	29.92%
2004	13.40%
2005	8.97%
2006	16.60%
2007	4.46%
2008	-44.75%
2009	28.18%

Best Quarter:	Worst Quarter:
19.58%	-25.75%
(06/30/09)	(12/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was 3.62%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund’s average annual total returns to those of a broad-based index and the Fund’s 75/25 Blended Benchmark, which consists of the S&P 500 Index and MSCI EAFE Index.  The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index and MSCI EAFE Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a useful comparison to the Fund’s overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns are shown for Class A Shares only, and would be different for the other share classes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Diversified Aggressive Stock Fund	1 Year	5 Years	10 Years	Since Inception*
Class A Shares Return Before Taxes	28.18%	-1.23%	-2.02%	2.79%
Class A Shares Return After Taxes on Distributions	27.46%	-1.77%	-2.63%	1.98%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	18.44%	-1.23%	-1.89%	2.08%
Class D Shares Return Before Taxes	27.02%	-2.22%	-3.01%	1.75%
Class I Shares Return Before Taxes	27.90%	-1.48%	-2.20%	2.64%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%	5.00%
The Fund’s 75/25 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	27.86%	1.26%	-0.35%	4.94%

*                      Class A Shares and Class I Shares returns are shown since their inception on December 9, 1996.  Class D Shares returns are shown since their inception on December 5, 1996.  Index returns are shown from December 31, 1996.

Diversified U.S. Stock Fund (Acquired Fund)

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance.

Yearly Performance — Class A Shares

This chart provides some indication of the risks of investing in the Fund by showing changes in the Class A Shares’ performance from year to year for the past ten calendar years.

2000	-8.01%
2001	-13.52%
2002	-23.24%
2003	29.10%
2004	11.50%
2005	6.76%
2006	13.60%
2007	3.11%
2008	-43.24%
2009	28.04%

Best Quarter:	Worst Quarter:
17.70%	-26.37%
(06/30/09)	(12/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was 3.39%.

Average Annual Total Returns (for the periods ended December 31, 2009)

The table below compares the Fund’s average annual total returns to a broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns are shown for Class A Shares only, and would be different for the other share classes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Diversified U.S. Stock Fund	1 Year	5 Years	10 Years	Since Inception*
Class A Shares Return Before Taxes	28.04%	-1.89%	-2.22%	4.02%
Class A Shares Return After Taxes on Distributions	27.69%	-2.23%	-2.68%	3.20%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	18.38%	-1.69%	-2.00%	3.17%
Class D Shares Return Before Taxes	26.67%	-2.88%	-3.21%	2.93%
Class I Shares Return Before Taxes	27.68%	-2.13%	-2.40%	3.88%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%	5.67%

*                      Class A Shares and Class I Shares returns are shown since their inception on May 13, 1996.  Class D Shares returns are shown since their inception on July 1, 1996.  Index returns are shown from May 31, 1996.

B.  Comparison of the Investment Objectives and Principal Investment Strategies of the Funds.

The following is a comparison of the investment objectives and principal investment strategies of the Funds.  The Acquired Funds and the Surviving Fund seek to achieve their investment objectives by investing in a combination of Underlying SEI Funds in accordance with each Fund’s target asset allocation.  Because the Funds invest in other mutual funds, each Fund is considered a “fund of funds.”

AGGRESSIVE STRATEGY FUND (Surviving Fund)	DIVERSIFIED AGGRESSIVE GROWTH FUND (Acquired Fund)

Investment Objective	Investment Objective
Long-term capital appreciation.	Long-term capital appreciation.

Principal Investment Strategies	Principal Investment Strategies
The Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI	The Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI

AGGRESSIVE STRATEGY FUND (Surviving Fund)	DIVERSIFIED AGGRESSIVE GROWTH FUND (Acquired Fund)

Funds is managed by one or more Sub-Advisers under the supervision of SIMC.	Funds is managed by one or more Sub-Advisers under the supervision of SIMC. The Fund is appropriate for investors with a longer time horizon of 10 to 20 years.

The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities.

At least 45% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers.  The domestic equity portion of the Fund invests in Underlying SEI Funds that primarily focus on large and some small cap securities, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. Diversification is further enhanced through exposure to Underlying SEI Funds that focus on international and emerging markets.

The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies.

The Fund will also invest at least 5% of its assets in Underlying SEI Funds that invest primarily in U.S. and foreign fixed income securities, including mortgage-backed, asset-backed, inflation-sensitive and emerging market debt securities.  The fixed income portion of the Fund invests in Underlying SEI Funds that primarily focus on investment grade bonds with maturities of 30 years or less.  Additionally, exposure to an Underlying SEI Fund that focuses on high yield bonds may further diversify the Fund and provide the opportunity for enhanced return. The Fund may also invest in Underlying SEI Funds that focus on international fixed income markets and the emerging country debt markets.  The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money market investments providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:	SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

U.S. Equity (40-100%)

                                                SIMT Large Cap Fund

SIMT Large Cap Growth Fund
                                                SIMT Large Cap Value Fund
                                                SIMT U.S. Managed Volatility Fund
                                                SIMT Small Cap Fund

SIMT Small Cap Growth Fund

                                                SIMT Small Cap Value Fund
                                                SIMT Global Managed Volatility Fund

Equity (45-95%)

                                                SIMT Large Cap Fund

SIMT Large Cap Growth Fund
                                                SIMT Large Cap Value Fund
                                                SIMT Small Cap Fund

SIMT Small Cap Growth Fund

                                                SIMT Small Cap Value Fund
                                                SIT International Equity Fund
                                                SIT Emerging Markets Equity Fund

AGGRESSIVE STRATEGY FUND (Surviving Fund)	DIVERSIFIED AGGRESSIVE GROWTH FUND (Acquired Fund)

International Equity (0-40%) SIT Emerging Markets Equity Fund SIT International Equity Fund Real Estate (0-20%) SIMT Real Estate Fund

Investment Grade Bonds & Money Market (0-25%)

SDIT Ultra Short Bond Fund

SIMT Core Fixed Income Fund

SIMT U.S. Fixed Income Fund

SIMT Real Return Fund

                                                SLAT Prime Obligation Fund

Non-Investment Grade Bonds (0-40%)

SIT Emerging Markets Debt Fund

                                                SIMT High Yield Bond Fund

Fixed Income (5-50%)
                                                SIMT Core Fixed Income Fund
                                                SIMT U.S. Fixed Income Fund

SIMT Real Return Fund

                                                SIMT High Yield Bond Fund
                                                SIT International Fixed Income Fund
                                                SIT Emerging Markets Debt Fund

Money Market (0-30%)
                                                SLAT Prime Obligation Fund

Shared Principal Investment Strategies

Each Fund will normally invest at least 90% of its assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class.

In order to achieve its investment objective, SIMC allocates each Fund’s assets among the Underlying SEI Funds.  Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, domestic or foreign fixed income securities or money market instruments.  These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change each Fund’s allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with such Fund’s objective.  Each Fund will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income.

AGGRESSIVE STRATEGY FUND (Surviving Fund)	DIVERSIFIED AGGRESSIVE STOCK FUND (Acquired Fund)

Investment Objective	Investment Objective
Long-term capital appreciation.	Long-term capital appreciation through a diversified global equity strategy.

Principal Investment Strategies	Principal Investment Strategies

The Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.  The Fund is appropriate for investors with longer time horizons.

The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities.  The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies.

At least 80% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund invests in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, with the intent of reducing the volatility of returns. While the allocation to Underlying SEI Funds that focus on small cap securities is smaller than the large cap allocation, the Underlying SEI Funds that focus on small cap exposure may further diversify the Fund and enhance returns. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money market investments, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:	SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

U.S. Equity (40-100%)

                                                SIMT Large Cap Fund

SIMT Large Cap Growth Fund
                                                SIMT Large Cap Value Fund
                                                SIMT U.S. Managed Volatility Fund
                                                SIMT Small Cap Fund

SIMT Small Cap Growth Fund

                                                SIMT Small Cap Value Fund
                                                SIMT Global Managed Volatility Fund

Equity (80-100%)

                                                SIMT Large Cap Fund

SIMT Large Cap Growth Fund
                                                SIMT Large Cap Value Fund
                                                SIMT Small Cap Fund

SIMT Small Cap Growth Fund

                                                SIMT Small Cap Value Fund
                                                SIT International Equity Fund
                                                SIT Emerging Markets Equity Fund

AGGRESSIVE STRATEGY FUND (Surviving Fund)	DIVERSIFIED AGGRESSIVE STOCK FUND (Acquired Fund)

International Equity (0-40%) SIT Emerging Markets Equity Fund SIT International Equity Fund Real Estate (0-20%) SIMT Real Estate Fund

Investment Grade Bonds & Money Market (0-25%)

SDIT Ultra Short Bond Fund

SIMT Core Fixed Income Fund

SIMT U.S. Fixed Income Fund

SIMT Real Return Fund

                                                SLAT Prime Obligation Fund

Non-Investment Grade Bonds (0-40%)

SIT Emerging Markets Debt Fund

                                                SIMT High Yield Bond Fund

Money Market (0-20%) SLAT Prime Obligation Fund

Shared Principal Investment Strategies

Each Fund will normally invest at least 90% of its assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class.

In order to achieve its investment objective, SIMC allocates each Fund’s assets among the Underlying SEI Funds.  Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, domestic or foreign fixed income securities or money market instruments.  These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change each Fund’s allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with such Fund’s objective.  Each Fund will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income.

AGGRESSIVE STRATEGY FUND (Surviving Fund)	DIVERSIFIED U.S. STOCK FUND (Acquired Fund)

Investment Objective	Investment Objective
Long-term capital appreciation.	Long-term capital appreciation through a diversified domestic equity strategy.

Principal Investment Strategies	Principal Investment Strategies

The Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.  The Fund is appropriate for investors with longer time horizons.

The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities.  The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies.

At least 80% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. common stocks and other equity securities. The Fund invests in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, with the intent of reducing the volatility of returns. While the allocation to Underlying SEI Funds that focus on small cap securities is smaller than the large cap allocation, the Underlying SEI Funds that focus on small cap exposure may further diversify the Fund and enhance returns. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money market investments, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:	SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

U.S. Equity (40-100%)

                                                SIMT Large Cap Fund

SIMT Large Cap Growth Fund
                                                SIMT Large Cap Value Fund
                                                SIMT U.S. Managed Volatility Fund
                                                SIMT Small Cap Fund

SIMT Small Cap Growth Fund

                                                SIMT Small Cap Value Fund
                                                SIMT Global Managed Volatility Fund

Equity (80-100%) SIMT Large Cap Fund SIMT Large Cap Growth Fund SIMT Large Cap Value Fund SIMT Small Cap Fund SIMT Small Cap Growth Fund SIMT Small Cap Value Fund

AGGRESSIVE STRATEGY FUND (Surviving Fund)	DIVERSIFIED U.S. STOCK FUND (Acquired Fund)

International Equity (0-40%) SIT Emerging Markets Equity Fund SIT International Equity Fund Real Estate (0-20%) SIMT Real Estate Fund

Investment Grade Bonds & Money Market (0-25%)

SDIT Ultra Short Bond Fund

SIMT Core Fixed Income Fund

SIMT U.S. Fixed Income Fund

SIMT Real Return Fund

                                                SLAT Prime Obligation Fund

Non-Investment Grade Bonds (0-40%)

SIT Emerging Markets Debt Fund

                                                SIMT High Yield Bond Fund

Money Market (0-20%) SLAT Prime Obligation Fund

Shared Principal Investment Strategies

Each Fund will normally invest at least 90% of its assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class.

In order to achieve its investment objective, SIMC allocates each Fund’s assets among the Underlying SEI Funds.  Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, domestic or foreign fixed income securities or money market instruments.  These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change each Fund’s allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with such Fund’s objective.  Each Fund will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income.

C.                                    Management of the Funds

1.                                       Investment Adviser

SIMC, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds.  SIMC is a wholly-owned subsidiary of SEI Investments Company (“SEI”).  For managing each Fund, SIMC is entitled to receive a management fee at an annual percentage rate equal to 0.10% of each Fund’s average daily net assets.  Upon consummation of the Reorganization, the investment advisory fee paid to SIMC with respect to the Surviving Fund will remain the same.

2.                                       Portfolio Management

The Funds are managed by two investment professionals, as identified below.

John J. McCue has served as Director of Portfolio Implementations for SIMC since 1995 and served as Director of Money Market Investments from 2003 to 2005.  Mr. McCue is responsible for the implementation of the Funds’ asset allocation strategies and has served as a portfolio manager of the Funds since their inception.

James R. Solloway has served as Senior Portfolio Manager for SIMC since 2009.  Prior to joining SIMC, Mr. Solloway served as an Executive Director of Morgan Stanley Investment Management Company, beginning in 1998.  Mr. Solloway is responsible for developing the asset allocation strategies for the Funds and has served as a portfolio manager of the Funds since 2009.

D.  More Information About Fees and Expenses of the Funds

The Funds’ actual total annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Funds as a result of their investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amounts shown in the “Fees and Expenses” sub-section of the “Synopsis” section of this Prospectus/Proxy Statement because SIMC, the Funds’ administrator and/or the Funds’ distributor, voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.  In addition, SIMC, the Funds’ administrator and/or the Funds’ distributor currently intend to voluntarily waive fees and reimburse expenses of the Class D Shares of the Surviving Fund in order to maintain the Class D Shares’ total annual fund operating expenses for the current fiscal year at 1.10%.  The voluntary waivers of SIMC, the Funds’ administrator and the Funds’ distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE).  SIMC, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Funds’ actual total annual fund operating expenses were as follows:

Fund Name	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE)*
Aggressive Strategy Fund (Surviving Fund)
Class A Shares	1.43%	1.17%	0.10%
Class D Shares**	N/A	N/A	N/A
Class I Shares	1.68%	1.42%	0.35%
Diversified Aggressive Growth Fund (Acquired Fund)
Class A Shares	1.35%	1.11%	0.12%
Class D Shares	2.35%	2.11%	1.12%
Class I Shares	1.60%	1.36%	0.37%
Diversified Aggressive Stock Fund (Acquired Fund)
Class A Shares	1.42%	1.18%	0.12%
Class D Shares	2.42%	2.18%	1.12%
Class I Shares	1.67%	1.43%	0.37%
Diversified U.S. Stock Fund (Acquired Fund)
Class A Shares	1.34%	1.09%	0.12%
Class D Shares	2.34%	2.09%	1.12%
Class I Shares	1.59%	1.34%	0.37%

*  AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by a Fund through its investments in the Underlying SEI Funds during the most recent fiscal year.  Actual AFFE indirectly borne by a Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds.

**  Not active during the prior fiscal year.  SIMC, the Funds’ administrator and/or the Funds’ distributor currently intend to voluntarily waive fees and reimburse expenses of the Class D Shares of the Surviving Fund in order to maintain the Class D Shares’ total annual fund operating expenses (exclusive of AFFE) for the upcoming fiscal year at 1.10%.

E.  Other Service Providers.

The Funds’ other service providers are the same.  These entities are listed below.

SEI Investments Global Funds Services One Freedom Valley Drive Oaks, Pennsylvania 19456	Administrator and Transfer Agent

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(maintains custody of uncertificated shares of Underlying SEI Funds)

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

Custodians

SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Distributor

KPMG LLP 1601 Market Street Philadelphia, Pennsylvania 19103	Independent Registered Public Accounting Firm

F.  Shareholder Information.

Shareholder information, such as pricing of Fund shares, purchase and redemption of Fund shares, dividends and distributions, frequent purchases and redemption of Fund shares, and tax consequences of buying and selling shares, for the Class A Shares, Class D Shares and Class I Shares of the Surviving Fund is not materially different than the shareholder information for the Class A Shares, Class D Shares and Class I Shares of each Acquired Fund, respectively.  A summary of this information is included below.  More detailed shareholder information is contained in the (i) Class A Shares Prospectus for the Acquired Funds, the Class D Shares Prospectus for the Acquired Funds and the Class I Shares Prospectus for the Acquired Funds, each dated July 31, 2010, as supplemented August 13, 2010, which are incorporated herein by reference; (ii) Class A Shares Prospectus for the Surviving Fund and the Class I Shares Prospectus for the Surviving Fund, each dated July 31, 2010, which are incorporated herein by reference and accompany this Prospectus/Proxy Statement; (iii) Class D Shares Prospectus for the Surviving Fund, dated [November   , 2010], which is incorporated herein by reference and accompanies this Prospectus/Proxy Statement; (iv) the Statement of Additional Information for the Acquired Funds and the Class A Shares and Class I Shares of the Surviving Fund dated July 31, 2010, as supplemented August 13, 2010; and (v) the Statement of Additional Information for the Class D Shares of the Surviving Fund dated [November   , 2010].  A free copy of these documents is available upon request as described on the second page of this Prospectus/Proxy Statement.

1.  Purchase and Redemption of Fund Shares

You may purchase and redeem shares of the Funds on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).  The Funds calculate their net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time).  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received.  So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time.  The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Class A Shares of the Funds are offered to tax-advantaged and other retirement accounts.  Class D Shares of the Funds are offered to tax-advantaged and other retirement accounts through banks, broker-dealers and other financial institutions and intermediaries that have entered into an agreement with the Funds’ distributor to sell Class D Shares to their customers.  Class I Shares of the Funds are offered to financial institutions and intermediaries for their own or their customers’ accounts.

The minimum initial investment for Class A Shares of the Funds is $100,000 with minimum subsequent investments of $1,000. The minimum initial investment for Class D Shares of the Funds is $150,000 with minimum subsequent investments of $1,000.  The minimum initial investment for Class I Shares of the Funds is $100,000 with minimum subsequent investments of $1,000.  In each case, the Funds may accept smaller amounts at their discretion.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading.  The Funds’ transfer agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.  A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more “round trips” in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

2.  Pricing of Fund Shares

In calculating NAV, the Funds generally value shares of the Underlying SEI Funds at their NAV and their other investments at market prices.  Securities held by the Underlying SEI Funds for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.  When a security is valued in accordance with the Fair Value Procedures, the Trust’s Fair Value Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

3.  Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.  The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash.  Your current dividend and distribution election will not change at the consummation of the Reorganization.

G.  Distribution Arrangements.

Shares of the Funds are offered on a continuous basis through the Trust’s principal underwriter, SIDCo.  SIDCo.  receives no compensation for distributing the Funds’ Class A Shares and Class I Shares.

The Funds have adopted a distribution plan that allows the Funds to pay SIDCo. distribution fees for the sale and distribution of their Class D Shares.  Because these fees are paid out of the Funds’ assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class D Shares, the distribution fee is 0.75% of the average daily net assets of each Fund, and the shareholder servicing fee may be up to 0.25% of average daily net assets of each Fund.  These fees will continue to be accrued by the Class D Shares of each Acquired Fund up until the time that the Reorganization is consummated.

Class I Shares of the Funds may pay administrative servicing fees up to 0.25% of the average daily net assets of each Fund.

V.  FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the past five years. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions).  Class D Shares of the Surviving Fund are newly created, and do not have a financial history.  This information has been derived from each Fund’s financial statements, which have been audited by KPMG LLP, whose reports, along with the Funds’ financial statements, are included in each Fund’s Annual Report to shareholders dated March 31, 2010.  A free copy of these Annual Reports is available upon request as described on the second page of this Prospectus/Proxy Statement.

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement )**	Portfolio Turnover Rate
Aggressive Strategy Fund - Class A
2010	$6.50	$0.17	$3.26	$3.43	$(0.19)	$—	$(0.19)	$9.74	52.97%	$282,138	0.10%	1.93%	0.36%	121%
2009	12.09	0.27	(5.18)	(4.91)	(0.28)	(0.40)	(0.68)	6.50	(41.12)	224,237	0.10	2.82	0.35	89
2008	13.96	0.34	(1.35)	(1.01)	(0.64)	(0.22)	(0.86)	12.09	(7.83)	410,235	0.10	2.46	0.34	18
2007	13.18	0.36	1.16	1.52	(0.41)	(0.33)	(0.74)	13.96	11.74	404,880	0.10	2.68	0.34	14
2006	11.45	0.28	1.75	2.03	(0.24)	(0.06)	(0.30)	13.18	17.90	192,654	0.10	2.27	0.35	60

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Aggressive Strategy Fund -Class I
2010	$6.37	$0.15		$3.19	$3.34	$(0.17)	$—	$(0.17)	$9.54	52.61%	$9,397	0.35%		1.78%	0.61%	121%
2009	11.87	0.25		(5.09)	(4.84)	(0.26)	(0.40)	(0.66)	6.37	(41.28)	3,100	0.35		2.66	0.60	89
2008	13.73	0.33		(1.36)	(1.03)	(0.61)	(0.22)	(0.83)	11.87	(8.10)	5,130	0.35		2.42	0.59	18
2007	12.99	0.37		1.09	1.46	(0.39)	(0.33)	(0.72)	13.73	11.47	3,777	0.35		2.74	0.59	14
2006	11.36	0.18	(1)	1.75	1.93	(0.24)	(0.06)	(0.30)	12.99	17.16 (2)	—	0.10	††	2.27	0.35	60

(1) The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

(2) Class I shares have not been marketed and have a limited number of shares outstanding.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†† Excludes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement )**	Portfolio Turnover Rate
Diversified U.S. Stock Fund - Class A
2010	$8.19	$0.05	$4.13	$4.18	$(0.07)	$—	$(0.07)	$12.30	51.12%	$37,572	0.12%	0.50%	0.37%	139%
2009	14.52	0.13	(6.33)	(6.20)	(0.13)	—	(0.13)	8.19	(42.84)	27,174	0.12	1.12	0.35	23
2008	16.76	0.18	(1.92)	(1.74)	(0.50)	—	(0.50)	14.52	(10.71)	53,598	0.12	1.09	0.34	11
2007	15.52	0.15	1.36	1.51	(0.27)	—	(0.27)	16.76	9.80	74,105	0.12	0.92	0.34	15
2006	13.46	0.08	2.08	2.16	(0.07)	(0.03)	(0.10)	15.52	16.10	89,770	0.12	0.57	0.37	101

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Diversified U.S. Stock Fund - Class D
2010	$7.65	$(0.05)	$3.85	$3.80	$(0.02)	$—	$(0.02)	$11.43	49.69%	$4,059	1.12%	(0.53)%	1.37%	139%
2009	13.61	0.01	(5.92)	(5.91)	(0.05)	—	(0.05)	7.65	(43.42)	3,169	1.12	0.13	1.35	23
2008	15.75	0.01	(1.81)	(1.80)	(0.34)	—	(0.34)	13.61	(11.66)	6,311	1.12	0.08	1.34	11
2007	14.60	(0.01)	1.29	1.28	(0.13)	—	(0.13)	15.75	8.78	11,205	1.12	(0.10)	1.34	15
2006	12.73	(0.06)	1.96	1.90	—	(0.03)	(0.03)	14.60	14.91	13,190	1.12	(0.43)	1.37	101

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Diversified U.S. Stock Fund - Class I
2010	$8.16	$0.03	$4.11	$4.14	$(0.05)	$—	$(0.05)	$12.25	50.81%	$4,351	0.37%	0.25%	0.62%	139%
2009	14.48	0.11	(6.32)	(6.21)	(0.11)	—	(0.11)	8.16	(43.01)	2,722	0.37	0.92	0.60	23
2008	16.72	0.14	(1.92)	(1.78)	(0.46)	—	(0.46)	14.48	(10.96)	4,688	0.37	0.85	0.59	11
2007	15.48	0.11	1.36	1.47	(0.23)	—	(0.23)	16.72	9.56	5,775	0.37	0.69	0.59	15
2006	13.44	0.05	2.07	2.12	(0.05)	(0.03)	(0.08)	15.48	15.78	5,936	0.37	0.35	0.62	101

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return †	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Diversified Global Growth Fund - Class A
2010	$6.92	$0.10	$3.05	$3.15	$(0.12)	$—	$(0.12)	$9.95	45.72%	$82,442	0.12%	1.13%	0.36%	140%
2009	12.51	0.22	(5.11)	(4.89)	(0.22)	(0.48)	(0.70)	6.92	(39.45)	76,704	0.12	2.12	0.35	70
2008	14.45	0.31	(1.23)	(0.92)	(0.61)	(0.41)	(1.02)	12.51	(7.04)	170,825	0.12	2.14	0.34	17
2007	13.61	0.29	1.22	1.51	(0.39)	(0.28)	(0.67)	14.45	11.29	213,992	0.12	2.07	0.34	23
2006	12.01	0.21	1.67	1.88	(0.21)	(0.07)	(0.28)	13.61	15.81	236,477	0.12	1.64	0.36	69

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Diversified Global Growth Fund - Class D
2010	$6.87	$0.01	$3.02	$3.03	$(0.04)	$—	$(0.04)	$9.86	44.19%	$7,297	1.12%	0.16%	1.36%	140%
2009	12.42	0.12	(5.07)	(4.95)	(0.12)	(0.48)	(0.60)	6.87	(40.07)	4,705	1.12	1.19	1.35	70
2008	14.36	0.17	(1.23)	(1.06)	(0.47)	(0.41)	(0.88)	12.42	(8.02)	8,649	1.12	1.16	1.34	17
2007	13.52	0.16	1.21	1.37	(0.25)	(0.28)	(0.53)	14.36	10.25	11,161	1.12	1.13	1.34	23
2006	11.93	0.08	1.66	1.74	(0.08)	(0.07)	(0.15)	13.52	14.69	14,026	1.12	0.62	1.36	69

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0

Diversified Global Growth Fund - Class I
2010	$6.91	$0.08	$3.04	$3.12	$(0.10)	$—	$(0.10)	$9.93	45.29%	$34,912	0.37%	0.90%	0.61%	140%
2009	12.49	0.20	(5.10)	(4.90)	(0.20)	(0.48)	(0.68)	6.91	(39.60)	26,241	0.37	1.98	0.60	70
2008	14.44	0.28	(1.24)	(0.96)	(0.58)	(0.41)	(0.99)	12.49	(7.34)	46,352	0.37	1.96	0.59	17
2007	13.61	0.27	1.20	1.47	(0.36)	(0.28)	(0.64)	14.44	10.95	45,378	0.37	1.96	0.59	23
2006	12.00	0.18	1.68	1.86	(0.18)	(0.07)	(0.25)	13.61	15.63	32,240	0.37	1.44	0.61	69

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return †	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Diversified Global Stock Fund - Class A
2010	$6.74	$0.03	$3.45	$3.48	$(0.04)	$(0.10)	$(0.14)	$10.08	51.79%	$48,456	0.12%	0.33%	0.36%	125%
2009	12.52	0.13	(5.79)	(5.66)	(0.12)	—	(0.12)	6.74	(45.31)	41,488	0.12	1.27	0.35	50
2008	14.40	0.20	(1.50)	(1.30)	(0.58)	—	(0.58)	12.52	(9.49)	82,495	0.12	1.36	0.34	20
2007	13.11	0.18	1.41	1.59	(0.30)	—	(0.30)	14.40	12.18	120,818	0.12	1.36	0.34	23
2006	11.16	0.11	1.97	2.08	(0.11)	(0.02)	(0.13)	13.11	18.75	142,449	0.12	0.95	0.36	86

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Diversified Global Stock Fund - Class D
2010	$6.29	$(0.05)	$3.21	$3.16	$(0.01)	$(0.10)	$(0.11)	$9.34	50.29%	$4,083	1.12%	(0.65)%	1.36%	125%
2009	11.71	0.03	(5.40)	(5.37)	(0.05)	—	(0.05)	6.29	(45.84)	2,924	1.12	0.30	1.35	50
2008	13.52	0.06	(1.42)	(1.36)	(0.45)	—	(0.45)	11.71	(10.43)	5,204	1.12	0.45	1.34	20
2007	12.36	0.05	1.31	1.36	(0.20)	—	(0.20)	13.52	11.03	5,908	1.12	0.43	1.34	23
2006	10.57	(0.01)	1.86	1.85	(0.04)	(0.02)	(0.06)	12.36	17.53	6,046	1.12	(0.10)	1.36	86

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

Diversified Global Stock Fund - Class I
2010	$6.73	$0.01	$3.44	$3.45	$(0.03)	$(0.10)	$(0.13)	$10.05	51.32%	$12,417	0.37%	0.12%	0.61%	125%
2009	12.49	0.10	(5.76)	(5.66)	(0.10)	—	(0.10)	6.73	(45.41)	9,217	0.37	1.01	0.60	50
2008	14.36	0.18	(1.51)	(1.33)	(0.54)	—	(0.54)	12.49	(9.67)	17,326	0.37	1.26	0.59	20
2007	13.08	0.18	1.36	1.54	(0.26)	—	(0.26)	14.36	11.88	17,836	0.37	1.37	0.59	23
2006	11.14	0.10	1.94	2.04	(0.08)	(0.02)	(0.10)	13.08	18.40	9,110	0.37	0.82	0.61	86

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

VI.  VOTING INFORMATION

This section provides information on a number of topics relating to proxy voting and the shareholder meeting.

A.                                     Record Date.

Shareholders of the Acquired Funds as of November 16, 2010 (the “Record Date”) will be entitled to notice of and to vote at the Meeting or any adjournment thereof.

B.                                     Proxy Solicitation.

The Board is furnishing this Prospectus/Proxy Statement in connection with the solicitation of proxies.  The Acquired Funds have retained Broadridge Financial Solutions, Inc. (the “Proxy Solicitor”), 51 Mercedes Way, Edgewood, New York 11717 to aid in the solicitation of proxies.  Proxies may be solicited by mail, electronically, by telephone, fax, in person or by other means, and representatives of the Proxy Solicitor, the Trust, SIMC, SEI, and each of their affiliates may participate in the solicitation of proxies.

You may vote in several ways, listed below.

•                  In person at the Meeting;

•                  By mail by returning the attached proxy card(s);

•                  Through the Internet by going to www.proxyvote.com; or

•                  Over the telephone by calling 1-866-450-8587.  A representative of the Proxy Solicitor will answer your call.  When receiving your instructions by telephone, the Proxy Solicitor representative is required to verify your full name, address, and if you are authorized to vote on the account and to confirm that you have received the Prospectus/Proxy Statement in the mail.  If the information you provided matches the information provided to the Proxy Solicitor by the Acquired Fund, the Proxy Solicitor representative will explain the voting process.  The Proxy Solicitor is not permitted to recommend to you how to vote, other than to read any recommendation included in the Prospectus/Proxy statement.

The Proxy Solicitor will record your instructions and transmit them to the official tabulator and send you a paper confirmation of your vote.  That letter will also ask you to call the Proxy Solicitor immediately if the confirmation does not reflect your instruction correctly.  You may receive a call from a representative of the Proxy Solicitor, the Trust, SIMC, SEI and each of their affiliates if the Proxy Solicitor has not yet received your vote.  The Proxy Solicitor may ask you for authority by telephone to permit the Proxy Solicitor to sign a proxy on your behalf.  The Proxy Solicitor will record all instructions, in accordance with the procedures set forth above.  The Acquired Funds believe these procedures are reasonably designed to determine accurately the shareholder’s identity and voting instructions.

Should you require additional information regarding the proxy or replacement proxy cards, you may contact the Trust at 1-800-DIAL-SEI.

C.                                    Proxy Solicitation Costs.

Each Acquired Fund will bear its pro-rata portion of the costs of soliciting proxies, including costs related to the preparation, printing, mailing and tabulation of proxies.  The anticipated aggregate cost associated with the solicitation of proxies by the Proxy Solicitor is $43,000 plus any reasonable out-of-pocket expenses incurred by the Proxy Solicitor.  The payment of such fees and expenses will be considered an extraordinary fund expense by each Acquired Fund and, therefore, will not be subject to any voluntary expense limitation or reimbursement agreement in effect for an Acquired Fund and its share classes.  Voting immediately can help the Acquired Funds avoid the considerable expense of a second solicitation.

D.                                    Quorum and Required Vote for the Proposal.

Quorum.

In order to transact business at the Meeting, an Acquired Fund must achieve a quorum at the Meeting.  This means that at least a majority of an Acquired Fund’s shares entitled to vote must be represented at the Meeting — either in person or by proxy.  Any lesser number of shares, however, is sufficient for adjournments.  All returned proxies count towards a quorum regardless of how they are voted (“For,” “Against,” or “Abstain”).  As discussed more fully below in the section entitled “Tabulation of Votes,” broker non-votes are considered present for purposes of determining the presence of a quorum at the Meeting.

Required Vote.

With respect to an Acquired Fund, proceeding with the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the Acquired Fund, as defined in the 1940 Act, which means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Acquired Fund or (2) 67% or more of the shares of the Acquired Fund present at the Meeting if more than 50% of the outstanding shares of the Acquired Fund are represented at the Meeting in person or by proxy.  Shareholders of each Acquired Fund will vote separately on the Proposal, and, notwithstanding the fact that each Acquired Fund has three classes of shares outstanding, all shareholders of each Acquired Fund will vote together on the Proposal as a single class.  The reorganization of one Acquired Fund is not contingent upon the reorganization of any of the other Acquired Funds.

If the Reorganization is not approved by shareholders of an Acquired Fund, then such Acquired Fund will remain in existence, and the Board will consider what, if any, additional steps to take, including consideration of the possibility of liquidating such Acquired Fund.  Moreover, the shareholders of such Acquired Fund will not benefit from an intended tax-free Reorganization into the Surviving Fund, which represents SIMC’s current ideas as to active asset allocation. The Board recommends that shareholders of each Acquired Fund approve the Reorganization.

A vote of shareholders of the Surviving Fund is not needed to approve the Reorganization.

E.                                                     Other Voting Information.

Adjournment.  If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes in favor of the Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a period or periods to permit further solicitation of proxies.  If a quorum is present at the Meeting, any such adjournment will require the affirmative vote of a majority of the votes cast on the question, in person or by proxy, at the session of the Meeting to be adjourned.  The persons named as proxies will vote in favor of adjournments those proxies that they are entitled to vote in favor of the Proposal.  They will vote against any such adjournment those proxies required to be voted against the Proposal.  Any adjournment does not require notice to shareholders other than an announcement at the Meeting being adjourned.  The Board may postpone the Meeting prior to the Meeting with notice to the shareholders entitled to vote at the Meeting.  The costs of any additional solicitation of proxies and of any adjourned or postponed session with regard to the Proposal will be borne by the applicable Acquired Fund(s).

Tabulation of Votes.  Shareholders of each Acquired Fund are entitled to one vote for each share held, and each fractional share shall be entitled to a proportional fractional vote.  Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Acquired Funds to tabulate such votes.  Abstentions and “broker non-votes” (i.e., proxies received from brokers indicating that they have not received instructions from the beneficial owner or other person entitled to vote shares) will be counted for purposes of determining whether a quorum is present at the Meeting.  Abstentions and “broker non-votes” will have the same effect as a vote “Against” the Proposal.  Pursuant to certain rules promulgated by the New York Stock Exchange, Inc. that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-routine matters.  It is anticipated that such broker-dealers will not have discretionary authority to vote on the Proposal.  The absence of instructions from the beneficial owner will result in a “broker non-vote” with respect to the Proposal.

Proxy cards that are properly signed, dated and received at or prior to the Meeting will be voted as specified.  If you specify a vote for the Proposal, your proxy will be voted as you indicate.  If you simply sign, date and return the proxy card, but do not specify a vote for the Proposal, your shares will be voted by the proxies “FOR” the Reorganization.

Revocation.  A shareholder may revoke a previously submitted proxy at any time prior to the Meeting by (i) a written revocation, which must be signed and include the shareholder’s name and account number, received by the Secretary of SEI Asset Allocation Trust at One Freedom Valley Drive, Oaks, Pennsylvania 19456; (ii) properly executing a later-dated proxy card; or (iii) attending the Meeting and voting in person.  Attendance at the Meeting will not by itself serve to revoke a proxy.

Shareholder Proposals.  The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts.  As such, each Acquired Fund, as a series of the Trust, is not required to, and does not have, annual meetings, except to the extent that such meetings are required under the 1940 Act or state law.  Acquired Fund shareholders who wish to submit proposals for inclusion in the proxy statement for a subsequent Acquired Fund shareholder meeting should send their written proposals to the Secretary of the SEI Asset Allocation Trust, One Freedom Valley Drive, Oaks, PA 19456 within a reasonable time before such meeting.  Submission of a proposal does not necessarily mean that such proposal will be included in an Acquired Fund’s proxy statement since inclusion in the proxy statement is subject to compliance with certain federal regulations.  If the Reorganization of an Acquired Fund is approved by its shareholders, there will be no further meetings of shareholders of the Acquired Fund.

Communications with the Board.  Shareholders wishing to submit written communications to the Board should send their communications to the Secretary of the SEI Asset Allocation Trust, One Freedom Valley Drive, Oaks, PA 19456.  Any such communications received will be reviewed by the Board at its next regularly scheduled meeting.

Other Matters.  The Board does not intend to present any other business at the Meeting.  If any other matter may properly come before the Meeting, or any adjournment thereof, the persons named in the accompanying proxy card intend to vote, act, or consent thereunder in accordance with their best judgment at that time with respect to such matters unless such proxy contains specific restrictions to the contrary.

F.                                     Control Persons and Principal Holders of Securities.

The table below sets forth the names, addresses and percentage ownership of those shareholders owning beneficially or of record 5% or more of the outstanding shares of each class of each respective Fund as of the Record Date.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Funds.  Therefore, there were no shareholders of the Class D Shares of the Surviving Fund as of the Record Date.  Those persons who beneficially own more than 25% of a particular class of shares in a particular Fund may be deemed to control such class.  As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of such Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.  With respect to the shares referred to in the tables below as being held of record, the Funds believe that most of these shares were held by the below persons in accounts for their fiduciary, agency or custodial customers.

Aggressive Strategy Fund - Class A Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Aggressive Strategy Fund – Class I Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Aggressive Growth Fund – Class A Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Aggressive Growth Fund – Class D Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Aggressive Growth Fund – Class I Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Aggressive Stock Fund – Class A Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Aggressive Stock Fund – Class D Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified Aggressive Stock Fund – Class I Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified U.S. Stock Fund – Class A Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified U.S. Stock Fund – Class D Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Diversified U.S. Stock Fund – Class I Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

On the basis of the share holdings information presented above, the following persons will own the following percentage of the outstanding shares of the Surviving Fund upon consummation of the Reorganization.  This table assumes that the value of the shareholder’s interest in a Fund on the date of the consummation of the Reorganization is the same as on the Record Date.

Aggressive Strategy Fund - Class A Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Aggressive Strategy Fund — Class D Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

Aggressive Strategy Fund — Class I Shares	Name and address	Percentage of Outstanding Shares Owned	Nature of Ownership

G.                                    Shares Outstanding.

As of the Record Date, the net assets and the approximate number of shares issued and outstanding (rounded to the nearest whole share) for each Acquired Fund were as follows:

Name of Fund	Net Assets	Shares Outstanding
Diversified Aggressive Growth Fund
Diversified Aggressive Stock Fund
Diversified U.S. Stock Fund

As of the Record Date, the Trustees and executive officers of the Trust, as a group, owned less than one percent (1%) of the outstanding shares of each Acquired Fund.

The Trustees, including all of the Independent Trustees, recommend that shareholders of each Acquired Fund approve the Proposal.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.  SHAREHOLDERS ARE ENCOURAGED TO VOTE BY TELEPHONE OR THROUGH THE INTERNET.  PLEASE FOLLOW THE ENCLOSED INSTRUCTIONS TO UTILIZE THESE METHODS OF VOTING.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this        day of                         , 2010, by and between SEI Asset Allocation Trust, a Massachusetts business trust (the “Trust”), on behalf of its Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund (each, an “Acquired Fund” and, collectively, the “Acquired Funds”), and the Trust, on behalf of its Aggressive Strategy Fund (the “Surviving Fund” and, together with the Acquired Funds, the “Funds”).  Except for the Acquired Funds and Surviving Fund, no other series of the Trust are parties to this Agreement.  The Trust has its principal place of business at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456.

WHEREAS, the Trust was established on October 20, 1995 under the laws of the Commonwealth of Massachusetts as a business trust under a Declaration of Trust, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Funds and the Surviving Fund are each a separate investment series of the Trust and each Acquired Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, each of the Acquired Funds and the Surviving Fund is authorized to issue its shares of beneficial interest;

WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds’ respective existing shareholders will not be diluted as a result;

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of an Acquired Fund solely in exchange for the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund and shares of beneficial interest of the Surviving Fund (“Surviving Fund Shares”) followed by the distribution, at the Closing Date (as defined in Section 13 of this Agreement), of such Surviving Fund Shares to the holders of shares of the Acquired Fund (“Acquired Fund Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund.  The parties hereto hereby covenant and agree as follows:

1.                                       Plan of Reorganization.  At the Closing Date, an Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 5 of this Agreement) (the “Statement of Assets and Liabilities”), to the Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired Fund a number of Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing

Date.  Shareholders of record of Class A Shares, Class D Shares and Class I Shares of an Acquired Fund at the Closing Date shall be credited with full and fractional Class A Shares, Class D Shares and Class I Shares of the Surviving Fund, respectively.  The assets and liabilities of an Acquired Fund shall be exclusively assigned to and assumed by the Surviving Fund.  All debts, liabilities, obligations and duties of an Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund.  The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”  The Trust is entering into this Agreement on behalf of its Acquired Funds severally and not jointly, with the express intention that the provisions contained in each number Section hereof shall be understood as applying separately with respect to each Acquired Fund as if contained in separate agreements.  Accordingly, this Agreement shall be treated as if each Reorganization between an Acquired Fund and the Surviving Fund contemplated hereby had been the subject of a separate agreement.

2.                                       Transfer of Assets.

(a)                                  The assets of an Acquired Fund to be acquired by the Surviving Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.

(b)                                 The Surviving Fund will, within a reasonable time prior to the Closing Date, furnish an Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Surviving Fund’s investment objectives, policies, and restrictions.  An Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Fund with a list of its portfolio securities and other investments.  In the event that an Acquired Fund holds any investments that the Surviving Fund may not hold, the Acquired Fund, if requested by the Surviving Fund, will dispose of such securities prior to the Closing Date.  In addition, if it is determined that an Acquired Fund and the Surviving Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Fund with respect to such investments, the Acquired Fund, if requested by the Surviving Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.  Notwithstanding the foregoing, nothing herein will require an Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization.

(c)                                  An Acquired Fund shall direct U.S. Bank, N.A., as custodian for the Acquired Fund (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Fund within two business days prior to or at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  An Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund prior to or as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which an Acquired Fund’s assets are deposited, the Acquired Fund’s assets deposited with such depositories.  The cash to be transferred by an Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d)                                 An Acquired Fund shall direct SEI Investments Global Funds Services (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding Class A, D and I Shares owned by each shareholder immediately prior to the Closing Date.  The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited at the Closing Date to the Secretary of an Acquired Fund, or provide evidence that the Surviving Fund Shares have been credited to the Acquired Fund’s account on the books of the Surviving Fund.  No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.                                       Calculations.

(a)                                  The number of full and fractional Surviving Fund Shares to be issued in exchange for an Acquired Fund’s assets pursuant to Section 1 hereof shall be determined, with respect to each class, by multiplying the outstanding shares of the applicable class of the Acquired Fund by the ratio computed by dividing the net asset value per share of the applicable class of the Acquired Fund by the net asset value per share of the corresponding class of the Surviving Fund on the Valuation Date, determined in accordance with Section 3(b).  Shareholders of record of Class A, D and I Shares of an Acquired Fund at the Closing Date shall be credited with full and fractional Class A, D and I Shares of the Surviving Fund, respectively.

(b)                                 The net asset value per share of the Surviving Fund Shares shall be the net asset value per share computed as of the time at which the Surviving Fund’s net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933 (the “1933 Act”).

4.                                       Valuation of Assets.  The value of the assets of an Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund’s net asset value is calculated at the Valuation Time.  The net asset value of the assets of an Acquired Fund to be transferred to the Surviving Fund shall be computed by the Acquired Fund.  In determining the value of the securities transferred by an Acquired Fund to the Surviving Fund, each security shall be priced in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the 1933 Act.  For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by an Acquired Fund, provided that such determination shall be subject to the approval of the Surviving Fund.  An Acquired Fund and the Surviving Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

5.                                       Valuation Time.  The valuation time shall be 4:00 p.m., Eastern Time, on                    , 2010, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Funds (the “Valuation Time”).  Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of an Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

6.                                       Liquidation of an Acquired Fund and Cancellation of Shares.  At the Closing Date, an Acquired Fund will liquidate and the Surviving Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund.  Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of an Acquired Fund that represents the respective number and class of Surviving Fund Shares due such shareholder.  All of the issued and outstanding shares of an Acquired Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares.  An Acquired Fund’s transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of an Acquired Fund.

7.                                       Representations and Warranties of the Surviving Fund.  The Surviving Fund represents and warrants to an Acquired Fund as follows:

(a)                                  The Surviving Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b)                                 The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c)                                  The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest.  The Class A, D and I Shares of the Surviving Fund have been duly established and represent a fractional undivided interest in the Surviving Fund.  The issued and outstanding Class A, D and I Shares of the Surviving Fund are duly authorized, validly issued, fully paid and nonassessable.  There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Surviving Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Fund.  The Surviving Fund Shares to be issued and delivered to an Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and nonassessable.

(d)                                 The execution, delivery and performance of this Agreement by the Trust, on behalf of the Surviving Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Surviving Fund are necessary to authorize this Agreement and the transactions contemplated hereby.  This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Surviving Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of an Acquired Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Surviving Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.  The Surviving Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e)                                  The audited financial statements of the Surviving Fund as of March 31, 2010 are in accordance with generally accepted accounting principles consistently applied, and such statements

(copies of which have been furnished to an Acquired Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein.

(f)                                    Since March 31, 2010, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by an Acquired Fund.  For purposes of this paragraph (f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.

(g)                                 The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h)                                 Except as otherwise disclosed in writing and accepted by an Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement.  The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i)                                     Except for contracts and agreements disclosed to an Acquired Fund, under which no default exists, the Surviving Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Fund.

(j)                                     As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(k)                                  For each taxable year of its operation, the Surviving Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.  The Surviving Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l)                                     The Surviving Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m)                               The proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Surviving Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Fund makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to an Acquired Fund and furnished by the Acquired Fund to the Surviving Fund specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

8.                                       Representations and Warranties of an Acquired Fund.  An Acquired Fund represents and warrants to the Surviving Fund as follows:

(a)                                  An Acquired Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b)                                 The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)                                  The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest.  The Class A, D and I Shares of an Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund.  The issued and outstanding Class A, D and I Shares of an Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable.  All of the issued and outstanding shares of an Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of an Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.

(d)                                 The audited financial statements of an Acquired Fund as of March 31, 2010 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(e)                                  Since March 31, 2010, there has not been any material adverse change in an Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the

Surviving Fund.  For purposes of this paragraph (e), a decline in the net asset value of an Acquired Fund shall not constitute a material adverse change.

(f)                                    An Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund pursuant to Section 1.  Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund.

(g)                                 The execution, delivery and performance of this Agreement by the Trust, on behalf of an Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby.  This Agreement has been duly and validly executed and delivered by the Trust, on behalf of an Acquired Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Surviving Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.  An Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h)                                 The current prospectus and statement of additional information of an Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i)                                     Except as otherwise disclosed in writing and accepted by the Surviving Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against an Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement.  An Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j)                                     Except for contracts and agreements disclosed to the Surviving Fund, under which no default exists, an Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.

(k)                                  As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of an Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l)                                     For each taxable year of its operation, an Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.  An Acquired Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(m)                               The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to an Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to an Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Fund and furnished by the Surviving Fund to the Acquired Fund specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9.                                       Covenants of the Surviving Fund and an Acquired Fund.

(a)                                  The Surviving Fund and an Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b)                                 An Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

(c)                                  Subject to the provisions of this Agreement, the Surviving Fund and an Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(d)                                 As promptly as practicable, but in any case within sixty days after the Closing Date, an Acquired Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and certified by the Acquired Fund’s President, Vice President or Treasurer.

(e)                                  On or before the Closing Date, an Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

10.                                 Conditions Precedent to Obligations of the Surviving Fund.  The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by an Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)                                  All representations and warranties of an Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  On the Closing Date, the Surviving Fund shall have received a certificate from the President or Vice President of an Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)                                 The Surviving Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Fund, covering the following points:

(i)                                     An Acquired Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)                                  The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii)                               This Agreement has been duly authorized, executed and delivered by an Acquired Fund and, assuming due authorization, execution, and delivery of this Agreement by the Surviving Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)                              The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of an Acquired Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Fund is a party or by which any properties belonging to the Acquired Fund may be bound.

(v)                                 To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by an Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement.

(vi)                              To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to an Acquired Fund or any of its respective properties or assets and the Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)                           Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of an Acquired Fund’s registration statement, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable (except that shareholders of the Acquired Fund may under certain circumstances be held personally liable for its obligations).

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)                                  An Acquired Fund shall have delivered to the Surviving Fund at the Closing Date the Acquired Fund’s Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Fund as to the aggregate asset value of the Acquired Fund’s portfolio securities.

(d)                                 On the Closing Date, an Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied.

11.                                 Conditions Precedent to Obligations of an Acquired Fund.  The obligations of an Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a)                                  All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  On the Closing Date, an Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of Surviving Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)                                 An Acquired Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

(i)                                     The Surviving Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)           The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii)          This Agreement has been duly authorized, executed and delivered by the Surviving Fund and, assuming due authorization, execution, and delivery of this Agreement by an Acquired Fund, is a valid and binding obligation of the Surviving Fund enforceable against the Surviving Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)          The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Surviving Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Surviving Fund is a party or by which any properties belonging to the Surviving Fund may be bound.

(v)           To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Surviving Fund or the consummation of the transactions contemplated by this Agreement.

(vi)          To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Surviving Fund or any of its respective properties or assets and the Surviving Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)         Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Surviving Fund Shares to be issued and delivered to an Acquired Fund on behalf of the Acquired Fund shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Surviving Fund has any statutory preemptive rights in respect thereof (except that shareholders of the Surviving Fund may under certain circumstances be held personally liable for its obligations).

(viii)        The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)           On the Closing Date, the Surviving Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Fund prior to or at the Closing Date and an Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of the Surviving Fund that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

12.           Further Conditions Precedent to Obligations of an Acquired Fund and the Surviving Fund.  If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)           The Trust’s Board of Trustees, on behalf of each of an Acquired Fund and Surviving Fund, shall have approved this Agreement.

(b)           This Agreement and the transactions contemplated in this Agreement will have been approved by the requisite vote of the holders of the outstanding shares of an Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust and applicable law.

(c)           On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or an Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(e)           The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f)            The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Fund and an Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:

(i)            The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)           No gain or loss will be recognized by an Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to shareholders of the Acquired Fund.

(iii)          No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of an Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund all of the liabilities of the Acquired Fund.

(iv)          The tax basis of the assets of an Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

(v)           The holding period of the assets of an Acquired Fund received by the Surviving Fund will include the holding period of those assets in the hands of the Acquired Fund immediately prior to the Reorganization.

(vi)          No gain or loss will be recognized by the shareholders of an Acquired Fund upon the exchange of their Acquired Fund shares for the Surviving Fund Shares (including fractional shares to which they may be entitled) and the assumption by the Surviving Fund of the liabilities of the Acquired Fund.

(vii)         The aggregate adjusted tax basis of the Surviving Fund Shares received by the shareholders of an Acquired Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization.

(viii)        The holding period of the Surviving Fund Shares received by the shareholders of an Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date.

No opinion will be expressed as to the effect of the Reorganization on (i) an Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and an Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Surviving Fund nor an Acquired Fund may waive the conditions set forth in this Section 12(f).

13.           Closing Date of the Reorganization.  The exchange of an Acquired Fund’s assets for the Surviving Fund Shares shall be effective as of opening of business on [March 28, 2011], or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

14.           Termination.

(a)           This Agreement may be terminated by the mutual agreement of the Surviving Fund and an Acquired Fund.  In addition, either the Surviving Fund or an Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:

(i)            because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii)           because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(iii)          by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of an Acquired Fund’s or Surviving Fund’s shareholders;

(b)           In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of an Acquired Fund, the Surviving Fund, the Trust, or their Trustees or officers, to the other party.

15.           Amendment.  This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund Shares to be issued to an Acquired Fund shareholders under this Agreement to the detriment of such Acquired Fund shareholders.

16.           Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

17.           Notices.  Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Fund:	Surviving Fund:

Timothy D. Barto	Timothy D. Barto
SEI Investments Company	SEI Investments Company
One Freedom Valley Drive	One Freedom Valley Drive
Oaks, Pennsylvania 19456	Oaks, Pennsylvania 19456

with a copy to:	with a copy to:

Richard W. Grant, Esquire	Richard W. Grant, Esquire
Morgan, Lewis & Bockius LLP	Morgan, Lewis & Bockius LLP
1701 Market Street	1701 Market Street
Philadelphia, Pennsylvania 19103	Philadelphia, Pennsylvania 19103

18.           Fees and Expenses.

(a)           Each of the Surviving Fund and an Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b)           Except as otherwise provided for herein, all expenses that are solely and directly related to the Reorganization contemplated by this Agreement will be borne and paid pro-rata by the Acquired Funds. Such expenses include, without limitation, to the extent solely and directly related to the Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement, including the expenses of an Acquired Fund’s proxy solicitation; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Fund Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which an Acquired Fund’s shareholders are resident as of the date of the mailing of the Proxy Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. An Acquired Fund agrees that all such fees and expenses so borne and paid, shall be paid directly by Acquired Fund to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of an Acquired Fund or the Surviving Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code. Acquired Fund shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither an Acquired Fund nor the Surviving Fund will pay the Surviving Fund shareholders’ expenses, if any.

19.           Headings, Counterparts, Assignment.

(a)           The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b)           This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c)           This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d)           The Surviving Fund and an Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.  The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e)           A copy of the Trust’s Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of such Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Surviving Fund and an Acquired Fund are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Surviving Fund and the Acquired Fund.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

SEI ASSET ALLOCATION TRUST, ON BEHALF OF ITS SERIES, THE DIVERSIFIED AGGRESSIVE GROWTH FUND, DIVERSIFIED AGGRESSIVE STOCK FUND AND DIVERSIFIED U.S. STOCK FUND

By:
Name:
Title:

SEI ASSET ALLOCATION TRUST, ON BEHALF OF ITS SERIES, THE AGGRESSIVE STRATEGY FUND

By:
Name:
Title:

SEI ASSET ALLOCATION TRUST

One Freedom Valley Drive

Oaks, Pennsylvania 19456

1-800-DIAL-SEI

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets and Liabilities of

DIVERSIFIED AGGRESSIVE GROWTH FUND,

DIVERSIFIED AGGRESSIVE STOCK FUND

AND

DIVERSIFIED U.S. STOCK FUND

each a series of SEI Asset Allocation Trust

By and in Exchange for Shares of

AGGRESSIVE STRATEGY FUND

a series of SEI Asset Allocation Trust

November [    ], 2010

This Statement of Additional Information (the “SAI”), which is not a prospectus, relating specifically to the proposed transfer of assets and liabilities of the Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund (each, an “Acquired Fund” and, collectively, the “Acquired Funds”) to the Aggressive Strategy Fund (the “Surviving Fund” and, together with the Acquired Funds, the “Funds”), each a series of SEI Asset Allocation Trust (the “Trust”) (the “Reorganization”), should be read in conjunction with the Prospectus/Proxy Statement dated November [    ], 2010, relating specifically to the Reorganization (the “Prospectus”).  The Reorganization will be considered by shareholders of the Acquired Funds on February 14, 2011, at 3:00 p.m. Eastern Time, at the offices of SEI Investments Management Corporation, the investment adviser to the Funds, One Freedom Valley Drive, Oaks, Pennsylvania, 19456. Copies of the Prospectus may be obtained at no charge by calling the Trust at 1-800-DIAL-SEI.

The following documents are incorporated herein by reference:

1.             The Statement of Additional Information of the Trust relating to the Acquired Funds and the Class A and Class I Shares of the Surviving Fund dated July 31, 2010, as supplemented August 13, 2010.

2.             The Statement of Additional Information of the Trust relating to the Class D Shares of the Surviving Fund dated November [    ], 2010.

3.             The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Funds included in the Acquired Funds’ Annual Reports for the period ended March 31, 2010 (the “Acquired Funds Annual Reports”).  No other parts of the Acquired Funds Annual Reports are incorporated herein by reference.

4.             The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Fund’s Annual Report for the period ended March 31,

1

2010 (the “Surviving Fund Annual Report”).  No other parts of the Surviving Fund Annual Report are incorporated herein by reference.

A.	General Information	3
B.	Additional Information About the Acquired Funds and the Surviving Fund	3
C.	Financial Statements	3
D.	Pro Forma Financial Statements (Unaudited)	4
E.	Miscellaneous	11

2

A.            General Information

The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization (the “Plan”), which contemplates the transfer of all the assets and liabilities of the Acquired Funds to the Surviving Fund in exchange for shares of the Surviving Funds.  Currently, each Acquired Fund offers three separate share classes:  Class A Shares, Class D Shares and Class I Shares.  The Surviving Fund offers three separate share classes:  Class A Shares, Class D Shares and Class I Shares.  Accordingly, shareholders of the Class A Shares, Class D Shares and Class I Shares of each Acquired Fund will receive Class A Shares, Class D Shares and Class I Shares of the Surviving Fund, respectively, in connection with the Reorganization.  Class D Shares of the Surviving Fund were created in anticipation of the Reorganization to facilitate the exchange of Class D Shares of the Acquired Funds.

After the transfer of all its assets and liabilities in exchange for shares of the Surviving Fund, each Acquired Fund will distribute the shares to its shareholders in liquidation of the Acquired Fund.  After completion of the Reorganization, each shareholder of each Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former shareholder of the Acquired Funds reflecting the appropriate number of shares distributed to the shareholder.  These accounts will be substantially identical to the accounts currently maintained by the Acquired Funds for each shareholder.  In connection with the Reorganization, all outstanding shares of the Acquired Funds will be cancelled, and the Acquired Funds will wind up their affairs and be terminated.  For further information about the Reorganization, see the Prospectus.

B.            Additional Information about the Acquired Funds and the Surviving Fund

The following documents are incorporated herein by reference:

1.             The Statement of Additional Information of the Trust relating to the Acquired Funds and the Class A and Class I Shares of the Surviving Fund dated July 31, 2010, as supplemented August 13, 2010.

2.             The Statement of Additional Information of the Trust relating to the Class D Shares of the Surviving Fund dated November [    ], 2010.

C.            Financial Statements

The following historical financial information regarding the Acquired Funds and Surviving Fund is incorporated herein by reference as follows:

1.  the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Funds included in the Acquired Funds Annual Report are hereby incorporated herein by reference to such Annual Reports.  No other parts of the Acquired Funds Annual Reports are incorporated herein by reference; and

2.  the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Surviving Fund Annual Reports are hereby incorporated herein by reference to such Annual Report.  No other parts of the Surviving Fund Annual Report are incorporated herein by reference.

3

D.                                    Pro Forma Financial Information (Unaudited)

The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on March 31, 2010.

The unaudited pro forma combined schedule of investments and statement of assets and liabilities reflect the combined financial position of the Acquired Funds and Surviving Fund as of March 31, 2010.

The unaudited pro forma combined statement of operations for the period ended March 31, 2010, presents the combined results of operations of the Acquired Funds and Surviving Fund for the period ended March 31, 2010.  The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at March 31, 2010. These historical statements have been derived from the respective books of the Acquired Funds and Surviving Fund and records utilized in calculating daily net asset value at March 31, 2010, and for the twelve-month period then ended under auditing principles generally accepted in the United States of America in the investment company industry.

Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Surviving Fund for pre-combination periods will not be restated.  The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Acquired Funds and Surviving Fund incorporated by reference into this SAI.

4

Pro Forma Schedule of Investments (Unaudited)

SEI Asset Allocation Trust

Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund, Diversified U.S. Stock Fund (Acquired Funds), Aggressive Strategy Fund (Surviving Fund) and Pro Forma Combined Aggressive Strategy Fund

March 31, 2010

	Diversified		Diversified
	Aggressive		Aggressive		Diversified		Aggressive				Combined
	Growth Fund		Stock Fund		U.S. Stock Fund		Strategy Fund		Adjustments		Pro Forma
		Market		Market		Market		Market		Market		Market
		Value		Value		Value		Value		Value		Value
		($		($		($		($		($		($
	Shares	Thousands)	Shares	Thousands)	Shares	Thousands)	Shares	Thousands)	Shares	Thousands)	Shares	Thousands)
Description
Affiliated Investment Funds

Equity Funds
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	235,798	$2,504	124,628	$1,324	—	$—	550,400	$5,845	—	$—	910,826	$9,673
SEI Institutional International Trust
International Equity Fund, Class A	2,773,908	22,608	1,865,056	15,200	—	—	6,460,410	52,652	—	—	11,099,374	90,460
SEI Institutional Managed Trust
Large Cap Fund, Class A	6,074,134	66,876	3,941,351	43,394	3,694,596	40,678	12,609,512	138,831	—	—	26,319,593	289,779
SEI Institutional Managed Trust
Small Cap Fund, Class A	713,591	7,992	462,902	5,184	434,060	4,861	3,101,575	34,738	—	—	4,712,128	52,775
Total Equity Funds		99,980		65,102		45,539		232,066		—		$442,687

Fixed Income Funds
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	—	—	—	—	—	—	1,964,098	20,486	—	—	1,964,098	20,486
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	531,356	3,784	—	—	—	—	4,949,507	35,240	—	—	5,480,863	39,024
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	1,948,075	20,143	—	—	—	—	280,977	2,905	—	—	2,229,052	23,048
Total Fixed Income Funds		23,927		—		—		58,631		—		82,558

Money Market Fund
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	1,955,195	1,955	705,823	706	489,622	490	1,387,628	1,388	—	—	4,538,268	4,539
Total Money Market Fund		1,955		706		490		1,388		—		4,539

Total Investments		$125,862		$65,808		$46,029		$292,085		$—		$529,784

5

Pro Forma Statement of Assets and Liabilities (Unaudited)

SEI Asset Allocation Trust

Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund, Diversified U.S. Stock Fund (Acquired Funds), Aggressive Strategy Fund (Surviving Fund) and Pro Forma Combined Aggressive Strategy Fund

March 31, 2010

	Diversified	Diversified	Diversified	Aggressive
	Aggressive	Aggressive	U.S. Stock	Strategy		Combined
	Growth Fund	Stock Fund	Fund	Fund	Adjustments	Pro Forma
Assets
Investments in Affiliated Funds, at Market Value*	$125,862	$65,808	$46,029	$292,085		$529,784
Income Distribution Receivable from Affiliated Funds	82	—	—	226		308
Receivable for Fund Shares Sold	115	16	22	285		438
Prepaid Expenses	11	7	4	28		50
Receivable from Administrator	3	2	7	19		31
Receivable for Investment Securities Sold	—	—	—	246		246
Total Assets	126,073	65,833	46,062	292,889		530,857

Liabilities
Payable for Investment Securities Purchased	781	43	28	1,114		1,966
Payable for Fund Services Redeemed	590	809	33	162		1,594
Investment Advisory Fees Payable	11	6	4	24		45
Distribution Fees Payable	8	5	6	2		21
Administrative Servicing Fees Payable	7	2	1	—		10
Trustees’ Fees Payable	1	—	—	2		3
Income Distribution Payable	1	—	—	—		1
Accrued Expenses	23	12	8	50		93
Total Liabilities	1,422	877	80	1,354		3,733
Net Assets	$124,651	$64,956	$45,982	$291,535		$527,124

*Cost of investments in affiliated funds	120,077	57,563	40,918	267,946		486,504

Net Assets
Paid in Capital (unlimited authorization - no par value)	$170,074	$90,959	$70,562	$407,671		$739,266
Undistributed Net Investment Income	4	—	1	17		22
Accumulated Net Realized Loss on Investments	(51,212)	(34,248)	(29,692)	(140,292)		(255,444)
Net Unrealized Appreciation on Investments	5,785	8,245	5,111	24,139		43,280
Net Assets	$124,651	$64,956	$45,982	$291,535		$527,124

Class A Shares
Net Assets	82,441,612	48,456,166	37,571,756	282,138,112	(59,839)	450,547,807
Shares Outstanding	8,287,877	4,806,129	3,054,408	28,955,887	1,141,646	46,245,947
NAV, Offering and Redemption Price Per Share	$9.95	$10.08	$12.30	$9.74		$9.74

Class D Shares
Net Assets	7,297,405	4,083,008	4,058,427	—	(2,050)	15,436,790
Shares Outstanding	739,940	437,213	355,099	—	52,239	1,584,491
NAV, Offering and Redemption Price Per Share	$9.86	$9.34	$11.43	—		$9.74

Class I Shares
Net Assets	34,912,217	12,416,885	4,351,359	9,396,715	(8,111)	61,069,065
Shares Outstanding	3,514,172	1,235,669	355,170	984,717	310,778	6,400,506
NAV, Offering and Redemption Price Per Share	$9.93	$10.05	$12.25	$9.54		$9.54

6

Pro Forma Statement of Operations (Unaudited)

SEI Asset Allocation Trust

Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund, Diversified U.S. Stock Fund (Acquired Funds), Aggressive Strategy Fund (Surviving Fund) and Pro Forma Combined Aggressive Strategy Fund

For the Year Ended March 31, 2010

	Diversified	Diversified	Diversified	Aggressive
	Aggressive	Aggressive	U.S. Stock	Strategy		Combined
	Growth Fund	Stock Fund	Fund	Fund	Adjustments	Pro Forma
Investment Income:
Income Distributions from Affiliated Funds	$1,575	$300	$257	$5,890	$—	$8,022

Expenses:
Administration Fees	250	132	84	578	—	1,044
Investment Advisory Fees Payable	125	66	42	289	—	522
Distribution Fees - Class D	47	28	29	—	—	104
Shareholder Servicing Fees - Class D	16	9	10	—	—	35
Administrative Servicing Fees - Class I	83	30	9	16	—	138
Trustees’ Fees	3	1	1	7	—	12
Chief Compliance Officer Fees	1	—	—	1	—	2
Registration Fees	27	14	14	60	—	115
Professional Fees	19	10	7	44	(16)	64
Printing Fees	16	9	6	38	—	69
Custodian Fees/Wire Agent Fees	4	3	1	9	—	17
Other Expenses	2	1	1	4	—	8
Total Expenses	593	303	204	1,046	(16)	2,130
Less:
Administration Fees Waived	(250)	(132)	(84)	(578)	—	(1,044)
Reimbursement from Administrator	(47)	(24)	(22)	(163)	(29)	(285)
Net Expense	296	147	98	305	(45)	801
Net Investment Income	1,279	153	159	5,585	45	7,221
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Loss from Sales of Affiliated Funds	(23,619)	(21,915)	(15,657)	(84,020)	—	(145,211)
Capital Gain Distributions Received from Affiliated Funds	408	212	177	779	—	1,576
Net Change in unrealized Appreciation from Affiliated Funds	66,999	47,865	31,752	194,463	—	341,079
Net Realized and Unrealized Gain from Affiliated Funds	43,788	26,162	16,272	111,222	—	197,444
Net Increase in Net Assets Resulting from Operations	$45,067	$26,315	$16,431	$116,807	$45	$204,665

7

Notes to Pro Forma Financial Statements

SEI Asset Allocation Trust

For the year ended March 31, 2010

1. Organization:

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with nineteen funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares; Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A and Class I Shares (formerly Class D Shares); Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

Per Board approval, the Trust will reorganize the seven Diversified Funds (the “Diversified Funds” or “Target Funds”) into four existing funds (the “GoalLink Funds” or “Acquiring Funds”) within the Trust.  This action is part of an effort to rationalize the product offering and ensure that investors are receiving the most current and optimal investment solutions offered by SEI Investments Management Corporation (“SIMC”).

8

The following table sets forth each Diversified Fund and the GoalLink Fund into which it will reorganize.

Target Fund	Acquiring Fund
Diversified Conservative Income Fund	Conservative Strategy Fund
Diversified Conservative Fund	Moderate Strategy Fund
Diversified Moderate Growth Fund	Market Growth Strategy Fund
Diversified Market Growth Fund	Market Growth Strategy Fund
Diversified U.S. Stock Fund	Aggressive Strategy Fund
Diversified Aggressive Growth Fund	Aggressive Strategy Fund
Diversified Aggressive Stock Fund	Aggressive Strategy Fund

For the purposes of these Pro Forma Financial Statements, the financial information covers the period from April 1, 2009 to March 31, 2010.

2.  Basis of Combination:

The accompanying unaudited Pro Forma Financial Statements Combining Schedules of Investments, Statements of Assets and Liabilities and Statements of Operations (“Pro Forma Financial Statements”) reflect the accounts of the Target Fund and the Acquiring Fund for the year ended March 31, 2010.  These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 2010.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Target Funds and the Acquiring Funds.  The Target Funds and the Acquiring Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of the Target Funds for Class A, Class D and Class I Shares of the Acquiring Funds.  Under generally accepted accounting principles, the Acquiring Funds will be the surviving entities for accounting purposes.

The Pro Forma Financial Statements have been adjusted to reflect certain other operating costs that have been adjusted to reflect anticipated expenses of the combined entities.  Other costs which may change as a result of the reorganizations are currently undeterminable.

All fees and expenses incurred directly in connection with the consummation of the Reorganization and the transactions contemplated by the Plan of Reorganization will be borne by the Acquiring Funds.

9

3. Security Valuation:

For purposes of calculating their daily net asset values (“NAV”), the Target Funds and the Acquiring Funds each generally values their investments as follows:

The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

4.  Federal Income Taxes

It is the intention of the Target Funds and the Acquiring Funds to continue to qualify as a regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the Pro Forma financial statements.

5.  Pro Forma Adjustments

The professional fees for the Combined Funds have been reduced to reflect the reduction in audit fees.  The Administration Fee Waivers have been increased to reflect the lower voluntary expense cap of the surviving fund.

10

E.                                    Miscellaneous

Independent Registered Public Accounting Firm

The audited financial statements of the Funds incorporated by reference into this SAI have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, to the extent indicated in their report thereon, which are included in the Annual Reports.

11

PROXY CARD

SEI ASSET ALLOCATION TRUST

SEI ASSET ALLOCATION TRUST	To Vote by Internet
C/O PROXY TABULATOR
P.O. BOX 9112 FARMINGDALE, NY 11735	1) Read the Prospectus/Proxy Statement and have the proxy card below at hand.
2) Go to: www.proxyvote.com.
3) Follow the on-line instructions.

To Vote by Telephone

1) Read the Prospectus/Proxy Statement and have the proxy card below at hand.
2) Call 1-800-450-8587.
3) Follow the recorded instructions.

To Vote by Mail

1) Read the Prospectus/Proxy Statement.
2) Check the appropriate box on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

If you vote by Telephone or Internet, please do not return your proxy card.

SEI ASSET ALLOCATION TRUST

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS – FEBRUARY 14, 2011

Diversified Conservative Income Fund (the “Fund”)

The undersigned shareholder of the Diversified Conservative Income Fund of SEI Asset Allocation Trust hereby appoints Timothy D. Barto, Esq., Aaron C. Buser, Esq. and David F. McCann, Esq., and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on November 16, 2010, at a Special Meeting of Shareholders to be held at the offices of SEI Investments Management Corporation (“SIMC”) at One Freedom Valley Drive, Oaks, Pennsylvania 19456, at 3:00 p.m. Eastern Time, on February 14, 2011, and at any and all adjournments thereof (the “Meeting”), with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the Meeting.

If you sign the proxy card without otherwise indicating a vote on the proposal, the proxies will vote “FOR” the proposal listed on the reverse side. As to any other matter that may properly come before the Meeting, the shares will be voted by the proxies in accordance with their judgment.  The undersigned acknowledges receipt of the Notice of the Meeting and the Prospectus/Proxy Statement for the Meeting.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

TO VOTE, MARK BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS: ☒

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

SEI ASSET ALLOCATION TRUST

To approve an Agreement and Plan of Reorganization pursuant to which the Fund would transfer all of its assets and liabilities to the Conservative Strategy Fund in exchange for shares of the Conservative Strategy Fund and the distribution of such shares to the Fund’s shareholders in complete liquidation of the Fund, as described in the Prospectus/Proxy Statement for the Meeting.

☐	FOR	☐	AGAINST	☐	ABSTAIN

This proxy is solicited on behalf of the Board of Trustees, which unanimously recommends that shareholders vote “FOR” the proposal listed above.

Please sign, date and return the proxy card promptly using the enclosed envelope.  Signature(s) should be exactly as name or names appearing on this proxy card.  If shares are held jointly, each holder should sign.  If signing is by attorney, executor, administrator, trustee or guardian, please give full title.  By signing this proxy card, receipt of the Prospectus/Proxy Statement is acknowledged.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature (Joint Owners)	Date

PROXY CARD

SEI ASSET ALLOCATION TRUST

SEI ASSET ALLOCATION TRUST	To Vote by Internet
C/O PROXY TABULATOR
P.O. BOX 9112 FARMINGDALE, NY 11735	1) Read the Prospectus/Proxy Statement and have the proxy card below at hand.
2) Go to: www.proxyvote.com.
3) Follow the on-line instructions.

To Vote by Telephone

1) Read the Prospectus/Proxy Statement and have the proxy card below at hand.
2) Call 1-800-450-8587.
3) Follow the recorded instructions.

To Vote by Mail

1) Read the Prospectus/Proxy Statement.
2) Check the appropriate box on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

If you vote by Telephone or Internet, please do not return your proxy card.

SEI ASSET ALLOCATION TRUST

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS – FEBRUARY 14, 2011

Diversified Conservative Fund (the “Fund”)

The undersigned shareholder of the Diversified Conservative Fund of SEI Asset Allocation Trust hereby appoints Timothy D. Barto, Esq., Aaron C. Buser, Esq. and David F. McCann, Esq., and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on November 16, 2010, at a Special Meeting of Shareholders to be held at the offices of SEI Investments Management Corporation (“SIMC”) at One Freedom Valley Drive, Oaks, Pennsylvania 19456, at 3:00 p.m. Eastern Time, on February 14, 2011, and at any and all adjournments thereof (the “Meeting”), with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the Meeting.

If you sign the proxy card without otherwise indicating a vote on the proposal, the proxies will vote “FOR” the proposal listed on the reverse side. As to any other matter that may properly come before the Meeting, the shares will be voted by the proxies in accordance with their judgment.  The undersigned acknowledges receipt of the Notice of the Meeting and the Prospectus/Proxy Statement for the Meeting.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

TO VOTE, MARK BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS: ☒

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

SEI ASSET ALLOCATION TRUST

To approve an Agreement and Plan of Reorganization pursuant to which the Fund would transfer all of its assets and liabilities to the Moderate Strategy Fund in exchange for shares of the Moderate Strategy Fund and the distribution of such shares to the Fund’s shareholders in complete liquidation of the Fund, as described in the Prospectus/Proxy Statement for the Meeting.

☐	FOR	☐	AGAINST	☐	ABSTAIN

This proxy is solicited on behalf of the Board of Trustees, which unanimously recommends that shareholders vote “FOR” the proposal listed above.

Please sign, date and return the proxy card promptly using the enclosed envelope.  Signature(s) should be exactly as name or names appearing on this proxy card.  If shares are held jointly, each holder should sign.  If signing is by attorney, executor, administrator, trustee or guardian, please give full title.  By signing this proxy card, receipt of the Prospectus/Proxy Statement is acknowledged.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature (Joint Owners)	Date

PROXY CARD

SEI ASSET ALLOCATION TRUST

SEI ASSET ALLOCATION TRUST	To Vote by Internet
C/O PROXY TABULATOR
P.O. BOX 9112 FARMINGDALE, NY 11735	1) Read the Prospectus/Proxy Statement and have the proxy card below at hand.
2) Go to: www.proxyvote.com.
3) Follow the on-line instructions.

To Vote by Telephone

1) Read the Prospectus/Proxy Statement and have the proxy card below at hand.
2) Call 1-800-450-8587.
3) Follow the recorded instructions.

To Vote by Mail

1) Read the Prospectus/Proxy Statement.
2) Check the appropriate box on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

If you vote by Telephone or Internet, please do not return your proxy card.

SEI ASSET ALLOCATION TRUST

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS – FEBRUARY 14, 2011

[INSERT NAME OF FUND] (the “Fund”)

The undersigned shareholder of the [INSERT NAME OF FUND] of SEI Asset Allocation Trust hereby appoints Timothy D. Barto, Esq., Aaron C. Buser, Esq. and David F. McCann, Esq., and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on November 16, 2010, at a Special Meeting of Shareholders to be held at the offices of SEI Investments Management Corporation (“SIMC”) at One Freedom Valley Drive, Oaks, Pennsylvania 19456, at 3:00 p.m. Eastern Time, on February 14, 2011, and at any and all adjournments thereof (the “Meeting”), with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the Meeting.

If you sign the proxy card without otherwise indicating a vote on the proposal, the proxies will vote “FOR” the proposal listed on the reverse side. As to any other matter that may properly come before the Meeting, the shares will be voted by the proxies in accordance with their judgment.  The undersigned acknowledges receipt of the Notice of the Meeting and the Prospectus/Proxy Statement for the Meeting.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

TO VOTE, MARK BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS: ☒

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

SEI ASSET ALLOCATION TRUST

To approve an Agreement and Plan of Reorganization pursuant to which the Fund would transfer all of its assets and liabilities to the Market Growth Strategy Fund in exchange for shares of the Market Growth Strategy Fund and the distribution of such shares to the Fund’s shareholders in complete liquidation of the Fund, as described in the Prospectus/Proxy Statement for the Meeting.

☐	FOR	☐	AGAINST	☐	ABSTAIN

This proxy is solicited on behalf of the Board of Trustees, which unanimously recommends that shareholders vote “FOR” the proposal listed above.

Please sign, date and return the proxy card promptly using the enclosed envelope.  Signature(s) should be exactly as name or names appearing on this proxy card.  If shares are held jointly, each holder should sign.  If signing is by attorney, executor, administrator, trustee or guardian, please give full title.  By signing this proxy card, receipt of the Prospectus/Proxy Statement is acknowledged.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature (Joint Owners)	Date

PROXY CARD

SEI ASSET ALLOCATION TRUST

SEI ASSET ALLOCATION TRUST	To Vote by Internet
C/O PROXY TABULATOR
P.O. BOX 9112 FARMINGDALE, NY 11735	1) Read the Prospectus/Proxy Statement and have the proxy card below at hand.
2) Go to: www.proxyvote.com.
3) Follow the on-line instructions.

To Vote by Telephone

1) Read the Prospectus/Proxy Statement and have the proxy card below at hand.
2) Call 1-800-450-8587.
3) Follow the recorded instructions.

To Vote by Mail

1) Read the Prospectus/Proxy Statement.
2) Check the appropriate box on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

If you vote by Telephone or Internet, please do not return your proxy card.

SEI ASSET ALLOCATION TRUST

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS – FEBRUARY 14, 2011

[INSERT NAME OF FUND] (the “Fund”)

The undersigned shareholder of the [INSERT NAME OF FUND] of SEI Asset Allocation Trust hereby appoints Timothy D. Barto, Esq., Aaron C. Buser, Esq. and David F. McCann, Esq., and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on November 16, 2010, at a Special Meeting of Shareholders to be held at the offices of SEI Investments Management Corporation (“SIMC”) at One Freedom Valley Drive, Oaks, Pennsylvania 19456, at 3:00 p.m. Eastern Time, on February 14, 2011, and at any and all adjournments thereof (the “Meeting”), with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the Meeting.

If you sign the proxy card without otherwise indicating a vote on the proposal, the proxies will vote “FOR” the proposal listed on the reverse side. As to any other matter that may properly come before the Meeting, the shares will be voted by the proxies in accordance with their judgment.  The undersigned acknowledges receipt of the Notice of the Meeting and the Prospectus/Proxy Statement for the Meeting.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

TO VOTE, MARK BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS: ☒

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

SEI ASSET ALLOCATION TRUST

To approve an Agreement and Plan of Reorganization pursuant to which the Fund would transfer all of its assets and liabilities to the Aggressive Strategy Fund in exchange for shares of the Aggressive Strategy Fund and the distribution of such shares to the Fund’s shareholders in complete liquidation of the Fund, as described in the Prospectus/Proxy Statement for the Meeting.

☐	FOR	☐	AGAINST	☐	ABSTAIN

This proxy is solicited on behalf of the Board of Trustees, which unanimously recommends that shareholders vote “FOR” the proposal listed above.

Please sign, date and return the proxy card promptly using the enclosed envelope.  Signature(s) should be exactly as name or names appearing on this proxy card.  If shares are held jointly, each holder should sign.  If signing is by attorney, executor, administrator, trustee or guardian, please give full title.  By signing this proxy card, receipt of the Prospectus/Proxy Statement is acknowledged.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature (Joint Owners)	Date

PART C: OTHER INFORMATION

Item 15.                                                    lndemnification:

See Article VIII of the Registrant’s Agreement and Declaration of Trust, which is Exhibit 1 to this Registration Statement and is incorporated herein by reference as indicated below.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16.                                                    Exhibits:

(1)	Articles of Incorporation	Agreement and Declaration of Trust of the Registrant, dated October 20, 1995, is herein incorporated by reference to the Registrant’s Initial Registration Statement, filed on December 1, 1995;

(2)	By-Laws	Amended By-Laws of the Registrant, dated September 14, 2010, are filed herewith;

(3)	Voting Trust Agreements	Not applicable;

(4)	Reorganization Agreement	Forms of Agreement and Plan of Reorganization are filed herewith as Appendix A to Part A of this Registration Statement on Form N-14;

(5)	Instruments Defining Rights of Security Holders	See Article III and Article V of the Registrant’s Agreement and Declaration of Trust, which is Exhibit 1 to this Registration Statement and is incorporated herein by reference as indicated above;

(6)(a)(1)Investment Advisory Contracts

Investment Advisory Agreement between the Registrant and SEI Financial Management Corporation is herein incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, filed on March 1, 1996;

(6)(a)(2)

Schedule B to the Investment Advisory Agreement between the Registrant and SEI Financial Management Corporation, dated September 17, 2003, is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 12 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on November 12, 2003;

(7)(a)(1)Underwriting Contracts		Amended and Restated Distribution Agreement, dated September 16, 2002, is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 10 of the

Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2003;

(7)(a)(2)

Schedule A to the Distribution Agreement, dated December 5, 2005, is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 16 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 28, 2006;

(8)	Bonus or Profit Sharing	Not applicable;
Contracts

(9)(a)(1)Custodian Agreements

Custodian Agreement between the Registrant and Wachovia Bank, N.A., dated September 17, 2004, is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 14 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on June 1, 2005;

(9)(a)(2)

Amendment and Assignment of Custodian Agreement between the Registrant and U.S. Bank, N.A., dated August 16, 2006, is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 17 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on June 1, 2007;

(10)(a)(1)Rule 12b-1 Plan

Distribution and Service Plan, Class D Shares, is herein incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed March 1, 1996;

(10)(a)(2)

Amended Schedule B to Class D Distribution and Service Plan, amended June 17, 2004, is herein incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 13 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2004;

(10)(b)(1) Multiple Class Plan

Amended and Restated Rule 18F-3 Multiple Class Plan, dated March 11, 2002, is herein incorporated by reference to Exhibit (o)(2) of Post- Effective Amendment No. 9 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 25, 2002;

(10)(b)(2)

Amended Schedule A to the 18F-3 Multiple Class Plan is herein incorporated by reference to Exhibit (o)(2) of Post-Effective Amendment No. 16 of Registrant’s Registration Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 28, 2006;

(11)	Legal Opinion	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant is filed herewith;

(12)	Tax Opinion	Forms of Opinion and Consent of Morgan, Lewis & Bockius LLP regarding certain tax matters are filed herewith;

(13)	Other Material Contracts	Not applicable;

(14)(a)(1)	Other Opinions and	Consents of KPMG LLP are filed herewith;
Consents

(14)(a)(2)		Consent of Morgan, Lewis & Bockius LLP is filed herewith;

(15)	Omitted Financial	Not applicable;
Statements

(16)	Powers of Attorney

Powers of Attorney for William M. Doran, James M. Williams, Rosemarie B. Greco, James M. Storey, George J. Sullivan, Jr., Nina Lesavoy, Hubert L. Harris, Jr. and Mitchell A. Johnson are filed herewith;

(17)(a)(1)	Code of Ethics

The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N- 1A (File Nos. 033-64875 and 811-07445), filed with the SEC on May 27, 2010;

(17)(a)(2)

The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2008;

(17)(a)(3)

The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2008;

(17)(a)(4)

The Code of Ethics for SEI Asset Allocation Trust is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 16 of Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 28, 2006;

(17)(b)(1)	Additional Materials

Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 13 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2004;

(17)(b)(2)

Amended Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Registrant and SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 16 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 28, 2006;

(17)(b)(3)

Class I Administrative Services Plan and Agreement is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 9 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2002;

(17)(b)(4)

Class D Shareholder Service Plan and Agreement, dated April 1, 1996, is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 16 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 28, 2006;

(17)(b)(5)

Prospectuses dated July 31, 2010 with respect to the Class A Shares, Class D Shares and Class I Shares of the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Moderate Growth Fund, Diversified Market Growth Fund, Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund are herein incorporated by reference to definitive materials to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on August 5, 2010 pursuant to Rule 497 under the Securities Act of 1933, as amended.

(17)(b)(6)

Supplement dated August 13, 2010 to the Prospectuses dated July 31, 2010 with respect to the Class A Shares, Class D Shares and Class I Shares of the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Moderate Growth Fund, Diversified Market Growth Fund, Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund is herein incorporated by reference to definitive materials to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on August 13, 2010 pursuant to Rule 497 under the Securities Act of 1933, as amended.

(17)(b)(7)

Prospectuses dated July 31, 2010 with respect to the Class A Shares and Class I Shares of the Conservative Strategy Fund, Moderate Strategy Fund, Market Growth Strategy Fund and Aggressive Strategy Fund are herein incorporated by reference to definitive materials to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on August 5, 2010 pursuant to Rule 497 under the Securities Act of 1933, as amended.

(17)(b)(8)

Prospectus dated November 20, 2010 with respect to the Class D Shares of the Conservative Strategy Fund, Moderate Strategy Fund, Market Growth Strategy Fund and Aggressive Strategy Fund to be incorporated herein by reference, by post-effective amendment, upon the filing of the Registrant’s Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445).

(17)(b)(9)

Statement of Additional Information dated July 31, 2010 with respect to the Class A, Class D and Class I Shares of the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Moderate Growth Fund, Diversified Market Growth Fund, Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund and the Class A and Class I Shares of the Conservative Strategy Fund, Moderate Strategy Fund, Market Growth Strategy Fund and Aggressive Strategy Fund is herein incorporated by reference to definitive materials to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC by the Registrant (File Nos. 033-

64875 and 811-07445) on August 5, 2010 pursuant to Rule 497 under the Securities Act of 1933, as amended.

(17)(b)(10)

Supplement dated August 13, 2010 to the Statement of Additional Information dated July 31, 2010 with respect to the Class A, Class D and Class I Shares of the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Moderate Growth Fund, Diversified Market Growth Fund, Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund and the Class A and Class I Shares of the Conservative Strategy Fund, Moderate Strategy Fund, Market Growth Strategy Fund and Aggressive Strategy Fund is herein incorporated by reference to definitive materials to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on August 13, 2010 pursuant to Rule 497 under the Securities Act of 1933, as amended.

(17)(b)(11)

Statement of Additional Information dated November 20, 2010 with respect to the Class D Shares of the Conservative Strategy Fund, Moderate Strategy Fund, Market Growth Strategy Fund and Aggressive Strategy Fund to be incorporated herein by reference, by post-effective amendment, upon the filing of the Registrant’s Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445).

(17)(b)(12)

The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Moderate Growth Fund, Diversified Market Growth Fund, Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund included in the Funds’ Annual Report to Shareholders for the period ended March 31, 2010 is herein incorporated by reference to the Registrant’s Annual Report on Form N-CSR electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on June 7, 2010.

(17)(b)(13)

The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Conservative Strategy Fund, Moderate Strategy Fund, Market Growth Strategy Fund and Aggressive Strategy Fund included in the Funds’ Annual Report to Shareholders for the period ended March 31, 2010 is herein incorporated by reference to the Registrant’s Annual Report on Form N-CSR electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on June 7, 2010.

Item 17.                                                    Undertakings:

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, opinions of counsel supporting the tax consequences of the Reorganizations within a reasonably prompt time after receipt of such opinions.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 8th day of October, 2010.

SEI ASSET ALLOCATION TRUST

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacity on the date(s) indicated.

	*	Trustee	October 8, 2010
Rosemarie B. Greco

	*	Trustee	October 8, 2010
William M. Doran

	*	Trustee	October 8, 2010
George J. Sullivan, Jr.

	*	Trustee	October 8, 2010
James M. Storey

	/s/ Robert A. Nesher	Trustee	October 8, 2010
Robert A. Nesher

	*	Trustee	October 8, 2010
Nina Lesavoy

	*	Trustee	October 8, 2010
James M. Williams

	*	Trustee	October 8, 2010
Mitchell A. Johnson

	*	Trustee	October 8, 2010
Hubert L. Harris, Jr.

	/s/ Robert A. Nesher	President & Chief	October 8, 2010
	Robert A. Nesher	Executive Officer

	/s/ Stephen F. Panner	Controller & Chief	October 8, 2010
	Stephen F. Panner	Financial Officer

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

EXHIBIT INDEX

(2)	Amended By-Laws of the Registrant, dated September 14, 2010, are filed herewith.

(4)	Forms of Agreement and Plan of Reorganization are filed herewith as Appendix A to Part A of this Registration Statement on Form N-14.

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant is filed herewith.

(12)	Forms of Opinion and Consent of Morgan, Lewis & Bockius LLP regarding certain tax matters are filed herewith.

(14)(a)(1)	Consents of KPMG LLP are filed herewith.

(14)(a)(2)	Consent of Morgan, Lewis & Bockius LLP is filed herewith.

(16)

Powers of Attorney for William M. Doran, James M. Williams, Rosemarie B. Greco, James M. Storey, George J. Sullivan, Jr., Nina Lesavoy, Hubert L. Harris, Jr. and Mitchell A. Johnson are filed herewith.